                                Filed with the Securities and Exchange Commission on February 17, 2004

Registration No. 333-96577                                                              Investment Company Act No. 811-5438
====================================================================================================================================

                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549

                                                              FORM N-4

                                      Registration Statement under The Securities Act of 1933
                                                        Post-Effective No. 4
                                                                and
                                  Registration Statement under The Investment Company Act of 1940
                                                          Amendment No. 77

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                   --------------------------------------------------------------
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            -------------------------------------------
                                                        (Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                          -----------------------------------------------
                                        (Address of Depositor's Principal Executive Offices)

                                                           (203) 926-1888
                                                           --------------
                                                   (Depositor's Telephone Number)

                                               TIMOTHY P. HARRIS, CORPORATE SECRETARY
                                          One Corporate Drive, Shelton, Connecticut 06484
                                          -----------------------------------------------
                                         (Name and Address of Agent for Service of Process)

                                                              Copy To:
                                                       LAURA K. KEALEY, ESQ.
                                                              COUNSEL
                                   One Corporate Drive, Shelton, Connecticut 06484 (203) 944-5477
                                   --------------------------------------------------------------

                                          Approximate Date of Proposed Sale to the Public:

                 MAY 3, 2004 or AS SOON AS PRACTICABLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
                           It is proposed that this filing become effective:  (check appropriate space)
                         immediately upon filing pursuant to paragraph (b) of Rule 485
                         on                         pursuant to paragraph (b) of Rule 485
                         60 days after filing pursuant to paragraph (a) (i) of Rule 485
                         on                         pursuant to paragraph (a) (i) of Rule 485
                           -----------------------
                         75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                       X on  May 3, 2004 pursuant to paragraph (a) (ii) of Rule 485
                            ------------
                           If appropriate, check the following box:
                 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

====================================================================================================================================
                                  CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
------------------------------------------------------------------------------------------------------------------------------------
   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                        $
====================================================================================================================================
                                   *Pursuant to Rule 24f-2 of the Investment Company Act of 1940
------------------------------------------------------------------------------------------------------------------------------------
Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940.  The Rule 24f-2 Notice for Registrant's fiscal year 2002 was filed within 90 days of the close of the fiscal year.
------------------------------------------------------------------------------------------------------------------------------------
Registrant  hereby amends this  Registration  Statement on such date or dates as may be necessary to delay its effective  date until the registrant shall file a further amendment which  specifically  states that this  Registration  Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the  Registration  Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
------------------------------------------------------------------------------------------------------------------------------------
ASAP III

                                                                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                        One Corporate Drive, Shelton, Connecticut 06484

This  Prospectus  describes  American  Skandia  Advisor PlanSM III, a flexible  premium  deferred  annuity (the  "Annuity")  offered by
American  Skandia Life Assurance  Corporation  ("American  Skandia",  "we", "our" or "us"). The Annuity may be offered as an individual annuity  contract or as an interest in a group annuity.  This Prospectus  describes the important  features of the Annuity and what you should  consider before  purchasing the Annuity.  We have also filed a Statement of Additional  Information  that is available from us, without  charge,  upon your request.  The contents of the Statement of Additional  Information are described on page 80. The Annuity or certain of its investment  options and/or  features may not be available in all states.  Various rights and benefits may differ between states to meet applicable laws and/or  regulations.  In particular,  please refer to Appendix E for a description of certain provisions that  apply to  Annuities  sold to New York  residents.  Certain  terms are  capitalized  in this  Prospectus.  Those  terms are either defined in the Glossary of Terms or in the context of the particular section.

=======================================================================================================================================
American  Skandia  offers  several  different  annuities  which your  investment  professional  may be authorized to offer to you. Each annuity has different  features and benefits that may be appropriate  for you based on your financial  situation,  your age and how you intend to use the annuity.  The different features and benefits include variations in death benefit  protection,  the ability to access your  annuity's  account  value and the  charges  that you will be subject  to if you choose to  surrender  the  annuity.  The fees and charges you pay and compensation paid to your investment professional may also be different between each annuity.
=======================================================================================================================================

If you are purchasing the Annuity as a replacement  for existing  variable  annuity or variable life coverage,  you should consider any surrender or penalty  charges you may incur when replacing your existing  coverage and that this Annuity may be subject to a contingent deferred  sales charge if you elect to surrender  the Annuity or take a partial  withdrawal.  You should  consider  your need to access the Annuity's Account Value and whether the annuity's liquidity features will satisfy that need.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?
This  Annuity is  frequently  used for  retirement  planning  because it allows you to  accumulate  retirement  savings and also offers annuity  payment  options when you are ready to begin receiving  income.  The Annuity also offers a choice of three different  optional benefits,  for an additional  charge,  that can provide principal  protection or guaranteed  minimum income protection for Owners while they are alive and one or more death  benefits  that can  protect  your  retirement  savings  if you die  during a period of  declining markets.  It may be used as an investment  vehicle for "qualified"  investments,  including an IRA, SEP-IRA,  Roth IRA or Tax Sheltered
Annuity (or 403(b)).  It may also be used as an investment vehicle for  "non-qualified"  investments.  The Annuity allows you to invest your money in a number of variable investment options as well as in one or more fixed allocations.

When an Annuity is purchased as a  "non-qualified"  investment,  you generally are not taxed on any investment  gains the Annuity earns until you make a withdrawal or begin to receive annuity payments.  This feature,  referred to as  "tax-deferral",  can be beneficial to the growth of your  Account  Value  because  money that would  otherwise be needed to pay taxes on  investment  gains each year remains invested and can earn additional money.  However,  because the Annuity is designed for long-term  retirement savings, a 10% penalty tax may be applied on withdrawals  you make before you reach age 59 1/2.  Annuities  purchased as a  non-qualified  investment are not subject to the maximum  contribution  limits that may apply to a qualified  investment,  and are not subject to required minimum  distributions after age 701/2.

When an Annuity is purchased as a "qualified"  investment,  you should consider that the Annuity does not provide any tax advantages in addition to the  preferential  treatment  already  available  through your retirement plan under the Internal  Revenue Code. An Annuity may offer features and benefits in addition to providing tax deferral that other  investment  vehicles may not offer,  including  death benefit  protection for your  beneficiaries,  lifetime  income options,  and the ability to make transfers  between  numerous  variable investment  options  offered  under the  Annuity.  You should  consult  with your  investment  professional  as to whether  the overall benefits and costs of the Annuity are appropriate considering your overall financial plan.

These  annuities are NOT deposits or obligations  of, or issued,  guaranteed or endorsed by, any bank, are NOT insured or guaranteed by the U.S.  government,  the Federal Deposit Insurance  Corporation  (FDIC), the Federal Reserve Board or any other agency. An investment in this annuity involves  investment risks,  including  possible loss of value, even with respect to amounts allocated to the AST Money
Market sub-account.
---------------------------------------------------------------------------------------------------------------------------------------
THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE  COMMISSION OR ANY STATE  SECURITIES  COMMISSION
NOR  HAS  THE  COMMISSION  OR ANY  STATE  SECURITIES  COMMISSION  PASSED  UPON  THE  ACCURACY  OR  ADEQUACY  OF  THIS  PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS  AND THE CURRENT  PROSPECTUS  FOR THE  UNDERLYING
MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.
---------------------------------------------------------------------------------------------------------------------------------------
                                             FOR FURTHER INFORMATION CALL 1-800-766-4530.
Prospectus Dated: May 3, 2004                                                 Statement of Additional Information Dated: May 3, 2004
ASAPIIIPROS - (05/2004)                                                                                                    ASIIIPROS

  PLEASE SEE OUR PRIVACY POLICY ATTACHED TO THE BACK COVER OF THIS PROSPECTUS.

WHAT ARE SOME OF THE KEY FEATURES OF THIS ANNUITY?

|X|      This  Annuity is a "flexible  premium  deferred  annuity."  It is called  "flexible  premium"  because  you have  considerable flexibility in the timing and amount of premium  payments.  Generally,  investors "defer" receiving annuity payments until after an accumulation period.

|X|      This Annuity offers both variable  investment  options and Fixed  Allocations.  If you allocate your Account Value to variable investment  options,  the value of your  Annuity  will vary  daily to  reflect  the  investment  performance  of the  underlying investment  options.  Fixed  Allocations  of different  durations  are offered that are  guaranteed by us, but may have a Market
       Value Adjustment if you withdraw or transfer your Account Value before the Maturity Date.

|X|      The Annuity  features two distinct  periods - the accumulation  period and the payout period.  During the accumulation  period your Account Value is allocated to one or more  investment  options.  The variable  investment  options,  each a Sub-account  of
       American  Skandia Life Assurance  Corporation  Variable  Account B, invest in an underlying  mutual fund  portfolio.  Currently, portfolios of the following  underlying mutual funds are being offered:  American Skandia Trust,  Gartmore  Variable  Investment
       Trust,  Wells Fargo Variable Trust,  INVESCO Variable  Investment Funds, Inc.,  Evergreen  Variable Annuity Trust,  ProFunds VP,
       First Defined Portfolio Fund LLC and The Prudential Series Fund, Inc.

|X|      During the payout period,  commonly called  "annuitization,"  you can elect to receive annuity  payments (1) for life; (2) for life with a guaranteed  minimum number of payments;  (3) based on joint lives;  or (4) for a guaranteed  number of payments.  We currently make annuity payments available on a fixed or variable basis.

|X|      This Annuity offers optional benefits,  for an additional charge, that can provide principal  protection or guaranteed minimum income protection for Owners while they are alive.

|X|      This  Annuity  offers a basic  Death  Benefit.  It also offers  optional  Death  Benefits  that  provide an enhanced  level of protection for your beneficiary(ies) for an additional charge.

|X|      You are allowed to withdraw a limited  amount of money from your Annuity on an annual basis without any charges,  although any optional  guaranteed  benefit you elect will be reduced.  Other  product  features  allow you to access  your  Account  Value as necessary,  although a charge may apply.  After Annuity Year 8, you are allowed to make unlimited  withdrawals from your Annuity without any charges.

|X|      Transfers  between  investment  options are tax-free.  Currently,  you may make twenty transfers each year free of charge.  We also offer several  programs that enable you to manage your Account Value as your  financial  needs and  investment  performance change.

HOW DO I PURCHASE THIS ANNUITY?
We sell the Annuity  through  licensed,  registered  investment  professionals.  You must complete an application  and submit a minimum initial  purchase  payment of $1,000.  We may allow you to make a lower initial purchase payment provided you establish a bank drafting program  under  which  purchase  payments  received  in the first  Annuity  Year total at least  $1,000.  If the Annuity is owned by an individual or  individuals,  the oldest of those persons must be age 80 or under.  If the Annuity is owned by an entity,  the annuitant must be age 80 or under, as of the Issue Date of the Annuity.

AVAILABLE INFORMATION
A  Statement  of  Additional  Information  is  available  from us without  charge upon your  request.  This  Prospectus  is part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these  materials at the prescribed  rates from the
SEC's  Public  Reference  Section,  450 Fifth  Street  N.W.,  Washington,  D.C.,  20549.  You may inspect  and copy those  registration statements and exhibits  thereto at the SEC's public  reference  facilities at the above address,  Room 1024, and at the SEC's Regional
Offices,  The Woolworth Building,  233 Broadway,  New York, NY and 175 W. Jackson Boulevard,  Suite 900, Chicago,  IL. These documents, as well as documents incorporated by reference,  may also be obtained through the SEC's Internet Website  (http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

   WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED

   AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF AMERICAN SKANDIA
     LIFE ASSURANCE CORPORATION....................................................................................................2
APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B..............................................................1
APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS................................................................................1
APPENDIX D - PLUS40(TM)OPTIONAL LIFE INSURANCE RIDER...............................................................................1
APPENDIX E - SALE OF THE CONTRACTS TO RESIDENTS OF THE STATE OF NEW YORK...........................................................1

                                                           GLOSSARY OF TERMS

Many terms used  within this  Prospectus  are  described  within the text where they  appear.  The  description  of those terms are not repeated in this Glossary of Terms.

Account  Value:  The value of each  allocation  to a  Sub-account  (also  referred  to as  "variable  investment  options")  or a Fixed
Allocation  prior to the Annuity  Date,  plus any earnings,  and/or less any losses,  distributions  and charges.  The Account Value is calculated  before we assess any  applicable  Contingent  Deferred  Sales  Charge  ("CDSC"  or  "surrender  charge")  and/or any Annual
Maintenance  Fee. The Account Value is determined  separately for each Sub-account and for each Fixed  Allocation,  and then totaled to determine the Account  Value for your entire  Annuity.  The Account Value of each Fixed  Allocation on other than its Maturity Date may be calculated using a market value adjustment.

Annuitization:  The application of Account Value (or Protected Income Value for the Guaranteed  Minimum Income Benefit,  if applicable)
to one of the available  annuity  options for the Annuitant to begin  receiving  periodic  payments for life, for a guaranteed  minimum number of payments or for life with a guaranteed minimum number of payments.

Annuity Date: The date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed  Allocation:  An  allocation of Account  Value that is to be credited a fixed rate of interest for a specified  Guarantee  Period during the accumulation period.

Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.

Interim  Value:  The value of a Fixed  Allocation on any date other than the Maturity  Date.  The Interim Value is equal to the initial value  allocated to the Fixed  Allocation  plus all  interest  credited to the Fixed  Allocation  as of the date  calculated,  less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market value  adjustment used in the  determination  of Account Value of each Fixed  Allocation on a day more than 30 days prior to the Maturity Date of such Fixed Allocation.

Owner:  With an Annuity  issued as an individual  annuity  contract,  the Owner is either an eligible  entity or person named as having ownership  rights in relation to the Annuity.  With an Annuity  issued as a  certificate  under a group annuity  contract,  the "Owner"
refers to the person or entity who has the rights and benefits designated as to the "Participant" in the certificate.

Surrender  Value:  The value of your Annuity  available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC, Annual Maintenance Fee, Tax Charge and the charge for any optional benefits.

Unit:  A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation  Day:  Every day the New York Stock  Exchange is open for trading or any other day the  Securities  and  Exchange  Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and charges for the Annuity.  Some fees and charges are assessed  against your Annuity  while others are assessed  against  assets  allocated to the variable  investment  options.  The fees and charges that are assessed  against the Annuity include the Contingent  Deferred Sales Charge,  Transfer Fee, and Annual  Maintenance Fee and certain optional  benefits you may elect.
The charges that are  assessed  against the  variable  investment  options are the  mortality  and expense risk charge,  the charge for administration  of the  Annuity,  the  Distribution  Charge and the charge for  certain  optional  benefits  you elect,  other than the
Guaranteed  Minimum  Income  Benefit,  which is assessed  against the Protected  Income Value.  Each  underlying  mutual fund portfolio assesses a charge for  investment  management,  other  expenses and with some mutual funds,  a 12b-1 charge.  The  prospectus  for each underlying  mutual fund provides more detailed  information  about the expenses for the underlying  mutual funds.  Tax charges may vary by state and in certain  states a premium tax charge may be  applicable.  All of these fees and charges  are  described  in more detail within this Prospectus.

The following  table  provides a summary of the fees and charges you will pay if you  surrender  the Annuity or transfer  Account Value among investment options.  These fees and charges are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                   YOUR TRANSACTION FEES AND CHARGES
---------------------------------------------------------------------------------------------------------------------------------------
                                                    (assessed against the Annuity)
----------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
                             FEE/CHARGE                                                        Amount Deducted
--------------------------------------------------------------------- ------------------------------------------------------------------
---------------------------------------------------------------------
Contingent Deferred Sales Charge*                                                                   7.5%
                                                                       The charge is a percentage of each applicable Purchase Payment deducted upon surrender or withdrawal. The period is measured from the Issue Date of the Annuity.
--------------------------------------------------------------------- ------------------------------------------------------------------
---------------------------------------------------------------------
Transfer Fee                                                                                       $10.00
                                                                            (Deducted after the 20th transfer each Annuity Year)
--------------------------------------------------------------------- ------------------------------------------------------------------

*    The following are the Contingent Deferred Sales Charges (as a percentage of each applicable Purchase Payment) upon surrender or withdrawal.  For purposes of calculating this charge we consider the year following the Issue Date of your Annuity as Year 1.

                                       ------- ------ ------ ------ ----- ------ ------ ----- -------
                                       Yr. 1   Yr. 2  Yr. 3  Yr. 4  Yr.   Yr. 6  Yr. 7  Yr.   Yr. 9+
                                                                     5                   8
                                       ------- ------ ------ ------ ----- ------ ------ ----- -------
                                       ------- ------ ------ ------ ----- ------ ------ ----- -------
                                        7.5%   7.0%   6.5%   6.0%   5.0%  4.0%   3.0%   2.0%   0.0%
                                       ------- ------ ------ ------ ----- ------ ------ ----- -------

The  following  table  provides a summary of the  periodic  fees and  charges  you will pay while you own the  Annuity,  excluding  the underlying mutual fund Portfolio annual expenses.  These fees and charges are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                    YOUR PERIODIC FEES AND CHARGES
----------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------- -------------------------------------------- --------------------------------------------
                                                            AMOUNT DEDUCTED/
                 FEE/EXPENSE                              DESCRIPTION OF CHARGE                            WHEN DEDUCTED
---------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
Premium Tax Charge                                   Up to 3.5% of the value that is         Generally at the time you annuitize your
                                               annuitized, depends on the requirements of                    contract.
                                                       the applicable jurisdiction

============================================== ============================================ ============================================
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                                           ANNUAL FEES/CHARGES ASSESSED AGAINST THE ANNUITY
----------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
                             FEE/CHARGE                                                        Amount Deducted
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Annual Maintenance Fee                                                              Smaller of $35 or 2% of Account Value
                                                                          (Only applicable if Account Value is less than $100,000)
                                                                        (Assessed annually on the Annuity's anniversary date or upon surrender)
--------------------------------------------------------------------- ------------------------------------------------------------------
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                                               ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS*
                                 (as a percentage of the average daily net assets of the Sub-accounts)
--------------------------------------------------------------------- ------------------------------------------------------------------
                             FEE/CHARGE                                                        Amount Deducted
--------------------------------------------------------------------- ------------------------------------------------------------------
Mortality  & Expense Risk Charge**                                                                   0.50%
--------------------------------------------------------------------- ------------------------------------------------------------------
Administration Charge**                                                                             0.15%
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Distribution Charge***                                                                   0.60% in Annuity Years 1-8
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Settlement Service Charge****                                              1.40% per year of the value of each Sub-account if your
                                                                      beneficiary elects the Qualified Beneficiary Continuation Option
                                                                                              ("Qualified BCO")
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Total Annual Charges of the Sub-accounts                              1.25% per year of the value of each Sub-account in Annuity Years
                                                                                   1-8; 0.65% in Annuity Years 9 and later
                                                                       (1.40% per year if you are a beneficiary electing the Qualified
                                                                                                    BCO)
--------------------------------------------------------------------- ------------------------------------------------------------------
*    These charges are deducted daily and apply to Variable Investment Options only.
**   The  combination  of the Mortality and Expense Risk Charges and  Administration  Charge is referred to as the  "Insurance  Charge"
elsewhere in this Prospectus.
***  The Distribution Charge in Annuity Years 9+ is 0.00%.
**** The Mortality  &  Expense Risk Charge, the Administration  Charge and the Distribution  Charge do not apply if you are a beneficiary under the Qualified  Beneficiary  Continuation  Option.  The  Settlement  Service Charge  applies only if your  beneficiary  elects the
Qualified Beneficiary Continuation Option.

The  following  table  provides a summary of the fees and charges  you will pay if you elect any of the  following  optional  benefits.
These fees and charges are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                YOUR OPTIONAL BENEFIT FEES AND CHARGES
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
                                     Optional Benefit                                         Optional Benefit    Total Annual Charge*
                                                                                                    Fee/
                                                                                                   Charge
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
GUARANTEED RETURN OPTION PlusSM (GRO PlusSM)/ GUARANTEED RETURN OPTION                                            1.50% in Annuity
We offer a program  that  guarantees  a  "return  of  premium"  at a future  date,  while     0.25% of average    Years 1-8; 0.90% in
allowing you to allocate all or a portion of your Account Value to certain Sub-accounts.    daily net assets of   Annuity Years 9 and
                                                                                              the Sub-accounts    later; 1.65% for
                                                                                                                  Qualified BCO
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)
We offer a program that  guarantees  your ability to withdraw  amounts over time equal to     0.35% of average    1.60% in Annuity
an  initial  principal  value,  regardless  of the impact of market  performance  on your   daily net assets of   Years 1-8; 1.00% in
Account Value.                                                                                the Sub-accounts    Annuity Years 9 and
                                                                                                                  later; 1.75% for
                                                                                                                  Qualified BCO
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
GUARANTEED MINIMUM INCOME BENEFIT (GMIB) **                                                                       1.25% of Account
We offer a program that,  after a seven-year  waiting period,  guarantees your ability to    0.50% per year of    Value in Annuity
begin  receiving  income from your Annuity in the form of annuity  payments based on your       the average       Years 1-8; 0.65% in
total Purchase  Payments and an annual increase of 5% on such Purchase  Payments adjusted     Protected Income    Annuity Years 9 and
for  withdrawals  (called the  "Protected  Income  Value"),  regardless  of the impact of    Value during each    later
market performance on your Account Value.                                                      year; deducted             PLUS
                                                                                            annually in arrears   0.50% per year of
                                                                                             each Annuity Year    average Protected
                                                                                                                  Income Value
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT **
We offer an Optional  Death  Benefit that provides an enhanced  level of  protection  for     0.25% of average      1.50% in Annuity
your  beneficiary(ies)  by providing  amounts in addition to the basic Death Benefit that   daily net assets of    Years 1-8; 0.90% in
can be used to offset  federal  and state  taxes  payable  on any  taxable  gains in your     the Sub-accounts     Annuity Years 9 and
Annuity at the time of your death.                                                                                        later
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ("HAV") **
We offer an Optional  Death  Benefit that provides an enhanced  level of  protection  for     0.25% of average      1.50% in Annuity
your  beneficiary(ies)  by  providing a death  benefit  equal to the greater of the basic   daily net assets of    Years 1-8; 0.90% in
Death Benefit and the Highest Anniversary Value, less proportional withdrawals.               the Sub-accounts     Annuity Years 9 and
                                                                                                                          later
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT **
We offer an Optional  Death  Benefit that provides an enhanced  level of  protection  for     0.50% of average      1.75% in Annuity
your  beneficiary(ies)  by providing the greater of the Highest  Anniversary  Value Death   daily net assets of    Years 1-8; 1.15% in
Benefit and a 5% annual increase on Purchase Payments adjusted for withdrawals.               the Sub-accounts     Annuity Years 9 and
                                                                                                                          later
------------------------------------------------------------------------------------------- --------------------- ----------------------
----------------------------------------------------------------------------------------------------------------------------------------
Please  refer to the section of this  Prospectus  that  describes  each  optional  benefit for a complete  description  of the benefit, including any restrictions or limitations that may apply.
----------------------------------------------------------------------------------------------------------------------------------------
*    The Total Annual Charge includes the Insurance Charge and Distribution Charge assessed against the Annuity.  If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit.
**   These optional benefits are not available under the Qualified BCO.

The  following  table  provides  the range  (minimum  and  maximum)  of the total  annual  expenses  for the  underlying  mutual  funds
("Portfolios")  as of December  31,  2003.  Each figure is stated as a  percentage  of the  underlying  Portfolio's  average  daily net assets.

                                                      TO BE REVISED BY AMENDMENT
----------------------------------------------------------------------------------------------------------------------------------------
                                               Total Annual Portfolio Operating Expenses
----------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
                                                                 Minimum                                      Maximum
---------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
Total Portfolio Operating Expense
---------------------------------------------- -------------------------------------------- --------------------------------------------

The following are the investment  management fees, other expenses,  12b-1 fees (if applicable),  and the total annual expenses for each underlying  mutual  fund  ("Portfolio")  as of  December  31,  2003,  except as noted.  Each  figure is stated as a  percentage  of the underlying  Portfolio's  average daily net assets. For certain of the underlying  Portfolios,  a portion of the management fee is being waived and/or other  expenses are being  partially  reimbursed.  "N/A"  indicates  that no portion of the  management  fee and/or other expenses is being waived and/or  reimbursed.  The "Net Annual Portfolio  Operating  Expenses" reflect the combination of the underlying
Portfolio's  investment  management  fee,  other expenses and any 12b-1 fees,  net of any fee waivers and expense  reimbursements.  The following  expenses are deducted by the underlying  Portfolio  before it provides  American Skandia with the daily net asset value. Any footnotes  about  expenses  appear after the list of all the  Portfolios.  The  underlying  Portfolio  information  was provided by the underlying  mutual funds and has not been  independently  verified by us. See the prospectuses or statements of additional  information of the underlying  Portfolios for further details.  The current  prospectus and statement of additional  information for the underlying
Portfolios can be obtained by calling 1-800-766-4530.

                                                      TO BE REVISED BY AMENDMENT
---------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust: 1
  AST JPMorgan International Equity
  AST William Blair International Growth
  AST American Century International Growth
  AST DeAM International Equity
  AST MFS Global Equity
  AST PBHG Small-Cap Growth
  AST DeAM Small-Cap Growth
  AST Federated Aggressive Growth
  AST Gabelli Small-Cap Value
  AST DeAM Small-Cap Value
  AST Goldman Sachs Mid-Cap Growth
  AST Neuberger Berman Mid-Cap Growth
  AST Neuberger Berman Mid-Cap Value
  AST Alger All-Cap Growth
  AST Gabelli All-Cap Value
  AST T. Rowe Price Natural Resources
  AST Alliance Growth
  AST MFS Growth
  AST Marsico Capital Growth
  AST Goldman Sachs Concentrated Growth
  AST DeAM Large-Cap Growth
  AST DeAM Large-Cap Value
  AST Alliance/Bernstein Growth + Value
  AST Sanford Bernstein Core Value
  AST Cohen  &  Steers Realty
  AST Sanford Bernstein Managed Index 500
  AST American Century Income  &  Growth
  AST Alliance Growth and Income
  AST MFS Growth with Income
  AST INVESCO Capital Income
  AST DeAM Global Allocation
  AST American Century Strategic Balanced
  AST T. Rowe Price Asset Allocation
  AST T. Rowe Price Global Bond
  AST Federated High Yield
  AST Lord Abbett Bond-Debenture
  AST DeAM Bond
  AST PIMCO Total Return Bond
  AST PIMCO Limited Maturity Bond
  AST Money Market
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
---------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
Gartmore Variable Investment Trust:
  GVIT Developing Markets

Wells Fargo Variable Trust:
  Equity Income

INVESCO Variable Investment Funds, Inc.:
  Dynamics
  Technology
  Health Sciences
  Financial Services

Evergreen Variable Annuity Trust:
  International Equity
  Special Equity
  Omega

ProFund VP:
  Europe 30
  Asia 30
  Japan
  Banks
  Basic Materials
  Biotechnology
  Consumer Cyclical
  Consumer Non-Cyclical
  Energy
  Financial
  Healthcare
  Industrial
  Internet
  Pharmaceuticals
  Precious Metals
  Real Estate
  Semiconductor
  Technology
  Telecommunications
  Utilities
  Bull
  Bear
  UltraBull
  OTC
  Short OTC
  UltraOTC
  Mid-Cap Value
  Mid-Cap Growth
  UltraMid-Cap
  Small-Cap Value
  Small-Cap Growth
  UltraSmall-Cap
  U.S. Government Plus
  Rising Rates Opportunity

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

---------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
First Defined Portfolio Fund LLC:
  Target Managed VIP
  The Dowsm DART 10
  Global Target 15
  S & P Target 24
  Nasdaq Target 15
  Value Line(R)Target 25

The Prudential Series Fund, Inc.:
  SP Jennison International Growth
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1        The  Investment  Manager of  American  Skandia  Trust (the  "Trust")  has agreed to  reimburse  and/or  waive fees for certain
     Portfolios until at least April 30, 2004. The caption "Total Annual Portfolio  Operating  Expenses"  reflects the Portfolios' fees and expenses before such waivers and  reimbursements,  while the caption "Net Annual Portfolio  Operating  Expenses"  reflects the effect of such waivers and  reimbursements.  The Trust adopted a Distribution Plan (the  "Distribution  Plan") under Rule 12b-1 of the Investment Company Act of 1940 to permit an affiliate of the Trust's  Investment  Manager to receive brokerage  commissions in connection  with purchases and sales of securities  held by Portfolios of the Trust,  and to use these  commissions to promote the sale of shares of such  Portfolios.  While the  brokerage  commission  rates and amounts  paid by the various  Portfolios  are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange  Commission takes the position that commission amounts received under the Distribution Plan should be reflected as distribution  expenses of the Portfolios.  The
     Distribution  Fee estimates are derived and annualized  from data regarding  commission  amounts  directed under the  Distribution
     Plan.  Although there are no maximum amounts  allowable,  actual commission amounts directed under the Distribution Plan will vary and the  amounts  directed  during the last full fiscal year of the Plan's  operations  may differ from the amounts  listed in the above chart.

EXPENSE EXAMPLES
These examples are designed to assist you in  understanding  the various  expenses you may incur with the Annuity over certain  periods of time based on specific  assumptions.  The  examples  reflect  the  Contingent  Deferred  Sales  Charges  (when  applicable),  Annual
Maintenance Fee, Insurance Charge,  Distribution  Charge (when applicable),  and the maximum total annual portfolio  operating expenses for the underlying  Portfolio (shown above), as well as the charges for the optional  benefits that are offered under the Annuity.  The
Securities and Exchange Commission ("SEC") requires these examples.

Below are examples  showing what you would pay in expenses at the end of the stated time periods for each  Sub-account had you invested
$10,000 in the Annuity and received a 5% annual return on assets, and elected all optional benefits available.

The examples  shown assume that:  (a) you only  allocate  Account  Value to the  Sub-account  with the maximum  total annual  portfolio operating  expenses for the underlying  Portfolio  (shown above),  not to a Fixed  Allocation;  (b) the Insurance Charge is assessed as
0.65% per year; (c) the Distribution  Charge is assessed as 0.60% per year in Annuity Years 1 - 8 (d) the Annual  Maintenance Fee (when applicable) is reflected as an  asset-based  charge based on an assumed  average  contract size; (e) you make no withdrawals of Account
Value during the period  shown;  (f) you make no  transfers,  withdrawals,  surrender or other  transactions  for which we charge a fee during the period shown;  (g) no tax charge  applies;  (h) the maximum total annual  portfolio  operating  expenses for the  underlying
Portfolio  (shown  above) are  reflected;  and (i) the charge for each optional  benefit is reflected as an additional  charge equal to
0.25% per year of the average daily net assets of the Sub-accounts  for the Enhanced  Beneficiary  Protection  Death Benefit,  0.50% of
Protected  Income  Value  for the  Guaranteed  Minimum  Income  Benefit  and  0.50% per year of the  average  daily  net  assets of the
Sub-accounts  for the  Combination 5% Roll-up and Highest  Anniversary  Value Death Benefit.  Amounts shown in the examples are rounded to the nearest dollar.

Expense Examples are provided as follows:  1.) if you surrender the Annuity at the end of the stated time period;  2.) if you annuitize at the end of the stated time period; and 3.) if you do not surrender your Annuity.

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE  CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE  EXPENSES OF THE  UNDERLYING
MUTUAL FUNDS OR THEIR  PORTFOLIOS  - ACTUAL  EXPENSES  WILL BE LESS THAN THOSE SHOWN IF YOU DO NOT ELECT ALL OF THE  OPTIONAL  BENEFITS
AVAILABLE OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

                                                      TO BE PROVIDED BY AMENDMENT
If you surrender your contract at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------

            ----------------------------- --------------------------- --------------------------- --------------------------

If you annuitize at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------

            ----------------------------- --------------------------- --------------------------- --------------------------

If you do not surrender your contract:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------

            ----------------------------- --------------------------- --------------------------- --------------------------

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable  investment  option is a Sub-account of American  Skandia Life Assurance  Corporation  Variable  Account B (see "What are
Separate Accounts" for more detailed  information.) Each Sub-account  invests  exclusively in one Portfolio.  You should carefully read the  prospectus for any Portfolio in which you are  interested.  The following  chart  classifies  each of the Portfolios  based on our assessment of their  investment  style (as of the date of this  Prospectus).  The chart also provides a description of each Portfolio's investment  objective  (in  italics)  and a short,  summary  description  of their key  policies  to assist  you in  determining  which
Portfolios may be of interest to you.  There is no guarantee that any underlying Portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the  description.  Those  Portfolios  whose name includes the prefix "AST" are  Portfolios of American  Skandia Trust.  The investment  managers for AST are American  Skandia  Investment  Services,
Incorporated,  an affiliated  company of American Skandia and Prudential  Investments LLC. However,  a sub-advisor,  as noted below, is engaged to conduct day-to-day investment decisions.

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable annuity  contracts and variable life insurance  policies issued by insurance  companies,  or in some cases, to  participants in certain  qualified  retirement plans.  However,  some of the  Portfolios  available as  Sub-accounts  under the Annuity are managed by the same  portfolio  advisor or sub-advisor  as a retail  mutual fund of the same or similar  name that the  Portfolio  may have been modeled  after at its  inception.
Certain  retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail mutual funds and the Portfolios may be substantially  similar,  the actual  investments will differ to varying degrees.  Differences in the  performance  of the funds can be expected,  and in some cases could be  substantial.  You should not compare the  performance of a publicly  traded  mutual fund with the  performance  of any  similarly  named  Portfolio  offered as a  Sub-account.  Details about the investment  objectives,  policies,  risks,  costs and  management of the Portfolios  are found in the  prospectuses  for the underlying mutual  funds.  The current  prospectus  and statement of  additional  information  for the  underlying  Portfolios  can be obtained by calling 1-800-766-4530.

Please refer to Appendix B for certain required financial information related to the historical performance of the Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------

------------------ ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST  JPMorgan  International  Equity  (formerly  known as  ("f/k/a")  AST Strong  International       J.P. Morgan
                    Equity):   seeks  long-term  capital  growth  by  investing  in  a  diversified   portfolio  of
                    international  equity  securities the issuers of which are  considered to have strong  earnings momentum.  The  Portfolio  seeks  to meet its  objective  by  investing,  under  normal  market conditions,  at least 80% of its total assets in a diversified  portfolio of equity  securities
      EQUITY        of companies located or operating in developed  non-U.S.  countries and emerging markets of the world.  The  Sub-advisor  intends to focus on companies  with an  above-average  potential  for  Investment Management
                    long-term growth and attractive  relative  valuations.  The Sub-advisor selects companies based           Inc.
                    on five key factors: growth, valuation, management, risk and sentiment.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST William Blair  International  Growth (f/k/a AST Janus  Overseas  Growth):  seeks  long-term     William Blair  &
                    growth of capital.  The  Portfolio  pursues its  objective  primarily  through  investments  in equity  securities  of issuers  located  outside  the United  States.  The  Portfolio  normally invests at least 80% of its total assets in securities of issuers from at least five  different
      EQUITY        countries,  excluding the United States.  The Portfolio invests primarily in companies selected for their growth  potential.  Securities are generally  selected  without regard to any defined
                    allocation among countries,  geographic regions or industry sectors, or other similar selection     Company, L.L.C.
                    procedure.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to     American Century
                    achieve its investment  objective by investing  primarily in equity securities of international companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a
      EQUITY        growth  investment  strategy it developed  that looks for  companies  with earnings and revenue growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment
                    selections,  including the prospects for relative  economic  growth among countries or regions,        Investment
                    economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations     Management, Inc.
                    and tax considerations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  International  Equity:  seeks capital growth.  The Portfolio pursues its objective by investing  at least 80% of the value of its assets in the equity  securities  of  companies  in developed  non-U.S.  countries that are represented in the MSCI EAFE(R)Index. The target of this
  INTER-NATIONAL    Portfolio  is to track the  performance  of the MSCI  EAFE(R)Index  within  4% with a  standard      Deutsche Asset
      EQUITY        deviation  expected of +/- 4%. The  Sub-advisor  considers  a number of factors in  determining     Management, Inc.
                    whether to invest in a stock,  including  earnings growth rate,  analysts'  estimates of future earnings and industry-relative price multiples.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital growth.  Under normal circumstances the Portfolio invests
                    at least 80% of its assets in equity securities of U.S. and foreign issuers  (including issuers      Massachusetts
  GLOBAL EQUITY     in developing  countries).  The Portfolio  generally seeks to purchase  securities of companies    Financial Services
                    with relatively large market capitalizations relative to the market in which they are traded.           Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PBHG  Small-Cap  Growth:  seeks  capital  growth.  The  Portfolio  pursues its objective by primarily  investing  at  least  80% of the  value  of its  assets  in  the  common  stocks  of
                    small-sized  companies,  whose market  capitalizations are similar to market capitalizations of     Pilgrim Baxter  &
 SMALL CAP GROWTH   the  companies  in the  Russell  2000(R)Index at the time of the  Portfolio's  investment.  The     Associates, Ltd.
                    Sub-advisor  expects to focus primarily on those  securities  whose market  capitalizations  or annual revenues are less than $1billion at the time of purchase.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP GROWTH   AST DeAM  Small-Cap  Growth:  seeks maximum  growth of  investors'  capital from a portfolio of      Deutsche Asset
                    growth  stocks of  smaller  companies.  The  Portfolio  pursues  its  objective,  under  normal circumstances,  by  primarily  investing  at  least  80%  of its  total  assets  in the  equity
                    securities  of  small-sized   companies  included  in  the  Russell  2000  Growth(R)Index.  The
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity
                    securities  which  approximates  the market risk of those  stocks  included in the Russell 2000     Management, Inc.
                    Growth(R)Index, but which attempts to outperform the Russell 2000 Growth(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    SMALL CAP       AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment   Federated Investment
                    objective by investing in the stocks of small  companies  that are traded on national  security exchanges,  NASDAQ stock  exchange and the  over-the-counter-market.  Small  companies  will be
      GROWTH        defined as  companies  with market  capitalizations  similar to  companies  in the Russell 2000   Counseling/Federated
                    Index or the Standard  &  Poor's  Small Cap 600 Index.  Up to 25% of the  Portfolio's  net assets    Global Investment
                    may be invested in foreign securities, which are typically denominated in foreign currencies.       Management Corp.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST Gabelli Small-Cap Value:  seeks to provide long-term capital growth by investing  primarily          GAMCO
                    in  small-capitalization  stocks  that  appear to be  undervalued.  The  Portfolio  will have a non-fundamental policy to invest, under normal circumstances,  at least 80% of the value of its assets in small capitalization  companies.  The 80% investment  requirement applies at the time the  Portfolio  invests  its assets.  The  Portfolio  generally  defines  small  capitalization companies as those with a capitalization  of $1.5 billion or less.  Reflecting a value approach to  investing,  the Portfolio  will seek the stocks of companies  whose current stock prices do
                    not appear to adequately reflect their underlying value as measured by assets,  earnings,  cash     Investors, Inc.
                    flow or business franchises.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST DeAM Small-Cap Value:  seeks maximum growth of investors'  capital.  The Portfolio  pursues      Deutsche Asset
                    its  objective,  under normal  market  conditions,  by primarily  investing at least 80% of its total assets in the equity  securities of small-sized  companies  included in the Russell 2000(R)
                    Value Index. The Sub-advisor  employs an investment  strategy  designed to maintain a portfolio
                    of equity  securities  which  approximates  the market  risk of those  stocks  included  in the     Management, Inc.
                    Russell 2000(R)Value Index, but which attempts to outperform the Russell 2000(R)Value Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Goldman Sachs Mid-Cap  Growth (f/k/a AST Janus Mid-Cap  Growth):  seeks  long-term  capital   Goldman Sachs Asset
                    growth.  The  Portfolio  pursues its  investment  objective,  by investing  primarily in equity securities selected for their growth potential,  and normally invests at least 80% of the value of its assets in medium capitalization  companies. For purposes of the Portfolio,  medium-sized companies  are those whose market  capitalizations  (measured at the time of  investment)  fall within the range of  companies  in the  Standard  &  Poor's  MidCap  400 Index.  The  Sub-advisor
                    seeks  to  identify  individual  companies  with  earnings  growth  potential  that  may not be        Management
                    recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger  Berman Mid-Cap  Growth:  seeks capital growth.  Under normal market  conditions, the Portfolio  primarily invests at least 80% of its net assets in the common stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that
  MID-CAP GROWTH    fall within the range of the Russell Midcap(R)Index,  at the time of investment,  are considered     Neuberger Berman
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of     Management Inc.
                    large-cap companies as well as in small-cap  companies.  The Sub-advisor looks for fast-growing companies that are in new or rapidly evolving industries.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MID-CAP VALUE    AST Neuberger Berman Mid-Cap Value: seeks capital growth.  Under normal market conditions,  the     Neuberger Berman
                    Portfolio  primarily  invests at least 80% of its net  assets in the  common  stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell  Midcap(R)Index at the time of investment  are  considered mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of large-cap  companies as well as in small-cap  companies.  Under the Portfolio's  value-oriented
                    investment  approach,  the Sub-advisor looks for well-managed  companies whose stock prices are     Management Inc.
                    undervalued and that may rise in price before other investors realize their worth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      ALL-CAP       AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in        Fred Alger
                    equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies
      GROWTH        of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on
                    the Sub-advisor's assessment of particular companies and market conditions.                         Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      ALL-CAP       AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by  GAMCO Investors, Inc.
                    investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or
       VALUE        smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals and forest  products)  and other basic  commodities.  The  Portfolio  normally invests  primarily (at least 80% of its total assets) in the common stocks of natural  resource
      SECTOR        companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The      T. Rowe Price
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior     Associates, Inc.
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected, high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.
 LARGE CAP GROWTH   Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Alliance Capital
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the     Management, L.P.
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and
                    related securities,  such as preferred stocks,  convertible securities and depositary receipts,      Massachusetts
 LARGE CAP GROWTH   of companies that the  Sub-advisor  believes offer better than average  prospects for long-term    Financial Services
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run         Company
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment     Marsico Capital
                    objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor
                    then looks for individual  companies with earnings growth  potential that may not be recognized     Management, LLC
                    by the market at large, a "bottom up" stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Goldman Sachs Concentrated  Growth (f/k/a AST JanCap Growth):  seeks growth of capital in a   Goldman Sachs Asset
                    manner  consistent  with  the  preservation  of  capital.   Realization  of  income  is  not  a
                    significant  investment  consideration and any income realized on the Portfolio's  investments, therefore,  will be  incidental to the  Portfolio's  objective.  The Portfolio  will pursue its objective  by investing  primarily  in equity  securities  of  companies  that the  Sub-advisor believes have  potential to achieve  capital  appreciation  over the  long-term.  The Portfolio seeks to achieve  its  investment  objective  by  investing,  under  normal  circumstances,  in
                    approximately  30 - 45 companies  that are  considered by the  Sub-advisor to be positioned for        Management
                    long-term growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST DeAM  Large-Cap  Growth:  seeks  maximum  growth of capital by  investing  primarily in the      Deutsche Asset
                    growth stocks of larger  companies.  The Portfolio  pursues its objective,  under normal market conditions,  by primarily  investing at least 80% of its total assets in the equity  securities of large-sized  companies  included in the Russell 1000(R)Growth Index. The Sub-advisor  employs
                    an  investment   strategy   designed  to  maintain  a  portfolio  of  equity  securities  which
                    approximates  the market risk of those stocks  included in the Russell 1000(R)Growth Index,  but     Management, Inc.
                    which attempts to outperform the Russell 1000(R)Growth Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Large-Cap Value (f/k/a AST Janus Strategic Value):  seeks maximum growth of capital by investing  primarily  in the value  stocks of  larger  companies.  The  Portfolio  pursues  its objective,  under normal market conditions, by primarily investing at least 80% of the value of
                    its assets in the equity  securities  of  large-sized  companies  included in the Russell 1000(R)    Deutsche Asset
  LARGE CAP VALUE   Value Index. The Sub-advisor  employs an investment  strategy  designed to maintain a portfolio     Management, Inc.
                    of equity  securities  which  approximates  the market  risk of those  stocks  included  in the
                    Russell  1000(R)Value Index,  but which  attempts to  outperform  the Russell  1000(R)Value Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of     Alliance Capital
                    its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in common stocks of large U.S.
                    companies  included in the Russell  1000(R)Index (the "Russell  1000(R)").  The Russell 1000(R)is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35
      BLEND         companies  primarily from the Russell 1000(R)Growth Index constituting  approximately 50% of the
                    Portfolio's  net assets and 35-50  companies  primarily  from the  Russell  1000(R)Value  Index
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic     Management, L.P.
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  LARGE CAP VALUE   AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in   Sanford C. Bernstein
                    common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other things, the Portfolio seeks to identify compelling buying opportunities  created when companies are undervalued on the basis of investor  reactions to near-term problems or circumstances even
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual         &  Co., LLC
                    companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   REAL ESTATE      AST Cohen  &  Steers Realty:  seeks to maximize  total return  through  investment in real estate      Cohen  &  Steers
                    securities.  The  Portfolio  pursues  its  investment  objective  by  investing,  under  normal circumstances,  at least 80% of its net assets in  securities  of real  estate  issuers.  Under normal  circumstances,  the Portfolio will invest substantially all of its assets in the equity
      (REIT)        securities of real estate companies,  i.e., a company that derives at least 50% of its revenues
                    from the ownership,  construction,  financing, management or sale of real estate or that has at   Capital Management,
                    least  50% of its  assets in real  estate.  Real  estate  companies  may  include  real  estate           Inc.
                    investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MANAGED INDEX     AST Sanford Bernstein Managed Index 500: will invest, under normal circumstances,  at least 80%   Sanford C. Bernstein
                    of its net assets in  securities  included in the Standard  &  Poor's 500  Composite  Stock Price
                    Index  (the  "S & P(R)500 ").  The  Portfolio  seeks  to  outperform  the S & P 500  through  stock selection  resulting  in  different  weightings  of common  stocks  relative to the index.  The
                    Portfolio will invest  primarily in the common stocks of companies  included in the S & P 500. In seeking  to  outperform  the S & P  500,  the  Sub-advisor  starts  with a  portfolio  of  stocks representative  of the holdings of the index.  It then uses a set of  fundamental  quantitative criteria  that are designed to indicate  whether a particular  stock will  predictably  perform better or worse than the S & P 500. Based on these criteria,  the Sub-advisor  determines whether the  Portfolio  should  over-weight,  under-weight  or hold a  neutral  position  in the  stock
                    relative  to the  proportion  of the S & P 500  that  the  stock  represents.  In  addition,  the         &  Co., LLC
                    Sub-advisor  also  may  determine  that  based on the  quantitative  criteria,  certain  equity securities that are not included in the S & P 500 should be held by the Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income  &  Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
      GROWTH        growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
       AND          potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
      INCOME        with a goal of building an equity  portfolio  that  provides  better  returns  than the S & P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S & P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance Growth and Income:  seeks long-term  growth of capital and income while attempting to avoid excessive  fluctuations in market value. The Portfolio  normally will invest in common
      GROWTH        stocks  (and  securities   convertible  into  common  stocks).  The  Sub-advisor  will  take  a
       AND          value-oriented  approach,  in that it will  try to keep  the  Portfolio's  assets  invested  in     Alliance Capital
      INCOME        securities that are selling at reasonable  valuations in relation to their fundamental business     Management, L.P.
                    prospects.  The  stocks  that the  Portfolio  will  normally  invest in are  those of  seasoned companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with  Income:  seeks long term growth of capital  with a secondary  objective to seek  reasonable  current  income.  Under normal market  conditions,  the Portfolio  invests at least 65% of its net assets in common stocks and related securities,  such as preferred stocks,
      GROWTH        convertible  securities  and  depositary  receipts.  The stocks in which the Portfolio  invests      Massachusetts
       AND          generally  will pay  dividends.  While the Portfolio  may invest in companies of any size,  the    Financial Services
      INCOME        Portfolio  generally  focuses  on  companies  with  larger  market   capitalizations  that  the         Company
                    Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on current and  expected  earnings  or cash flow.  The  Portfolio  may invest up to 20% of its net assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     AST INVESCO Capital Income (f/k/a AST INVESCO Equity Income):  seeks capital growth and current   INVESCO Funds Group,
                    income  while  following  sound  investment  practices.  The  Portfolio  seeks to  achieve  its objective by investing in  securities  that are expected to produce  relatively  high levels of income and consistent,  stable returns.  The Portfolio normally will invest at least 65% of its assets in  dividend-paying  common and preferred stocks of domestic and foreign issuers.  Up to
                    30% of the  Portfolio's  assets may be  invested in equity  securities  that do not pay regular           Inc.
                    dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     BALANCED       AST DeAM Global  Allocation:  seeks a high level of total  return by  investing  primarily in a      Deutsche Asset
                    diversified  portfolio  of  mutual  funds.  The  Portfolio  seeks  to  achieve  its  investment objective  by  investing  in  several  other  AST  Portfolios  ("Underlying  Portfolios").  The
                    Portfolio intends its strategy of investing in combinations of Underlying  Portfolios to result in  investment  diversification  that an  investor  could  otherwise  achieve  only by  holding numerous  investments.  The  Portfolio  is  expected  to be  invested  in  at  least  six  such
                    Underlying  Portfolios at any time. It is expected that the  investment  objectives of such AST     Management, Inc.
                    Portfolios will be diversified.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     BALANCED       AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The     American Century
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will
                    fluctuate  depending on the  performance of the companies that issued them,  general market and        Investment
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected     Management, Inc.
                    primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
ASSET ALLOCA-TION   AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily      T. Rowe Price
                    in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income securities.  The Sub-advisor  concentrates common stock investments in larger, more established companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade     Associates, Inc.
                    securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   GLOBAL BOND      AST T. Rowe Price Global  Bond:  seeks to provide  high  current  income and capital  growth by      T. Rowe Price
                    investing  in  high-quality  foreign and U.S.  dollar-denominated  bonds.  The  Portfolio  will invest at least 80% of its total  assets in all types of high  quality  bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces and  municipalities  as well as investment  grade  corporate  bonds and mortgage and  asset-backed  securities of U.S. and foreign  issuers.  The  Portfolio  generally invests in countries where the combination of fixed-income  returns and currency exchange rates appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor  believes that the currency risk can be minimized  through  hedging.  The Portfolio may also invest up to
                    20% of its assets in the aggregate in below  investment-grade,  high-risk bonds ("junk bonds").
                    In addition,  the  Portfolio may invest up to 30% of its assets in  mortgage-backed  (including   International, Inc.
                    derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified portfolio of fixed income  securities.  The Portfolio will invest at least 80% of its assets in fixed  income  securities  rated BBB and below.  These  fixed  income  securities  may  include
                    preferred  stocks,   convertible  securities,   bonds,   debentures,   notes,  equipment  lease   Federated Investment
 HIGH YIELD BOND    certificates  and equipment trust  certificates.  A fund that invests  primarily in lower-rated        Counseling
                    fixed  income  securities  will be subject to greater risk and share price  fluctuation  than a typical  fixed income fund,  and may be subject to an amount of risk that is  comparable  to or greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital  Lord, Abbett  &  Co. LLC appreciation  to produce a high total  return.  To pursue its  objective,  the  Portfolio  will invest,  under  normal  circumstances,  at least 80% of the value of its assets in fixed income securities and normally  invests  primarily in high yield and investment grade debt securities, securities  convertible  in common stock and  preferred  stocks.  The  Portfolio  may find good value in high yield  securities,  sometimes  called  "lower-rated  bonds" or "junk  bonds," and frequently  may have more than half of its assets  invested in those  securities.  At least 20%
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of five to twelve  years,  there are no restrictions  on the overall  Portfolio or on individual  securities.  The Portfolio may invest up to 20% of its net assets in equity securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST DeAM Bond:  seeks a high level of income,  consistent  with the  preservation  of  capital.      Deutsche Asset
                    Under  normal  circumstances,  the  Portfolio  invests  at least  80% of its  total  assets  in
                    intermediate-term  U.S.  Treasury,   corporate,   mortgage-backed  and  asset-backed,   taxable
                    municipal and tax-exempt  municipal bonds. The Portfolio  invests primarily in investment grade fixed  income  securities  rated  within  the  top  three  rating  categories  of a  nationally
                    recognized  rating  organization.  Fixed  income  securities  may be issued by U.S. and foreign     Management, Inc.
                    corporations or entities including banks and various government entities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of    Pacific Investment
                    capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.                                                       Management Company LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the    Pacific Investment
                    Sub-advisor's forecast for interest rates.                                                       Management Company LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MONEY MARKET     AST Money  Market:  seeks high  current  income and  maintain  high  levels of  liquidity.  The      Wells Capital
                    Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective
                    maturities of not more than 397 days.                                                               Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
 EMERGING MARKETS   GVIT Developing  Markets:  seeks long-term  capital  appreciation,  under normal  conditions by  Gartmore Global Asset investing  at least 80% of its total  assets in stocks of  companies  of any size  based in the
                    world's developing  economies.  Under normal market  conditions,  investments are maintained in        Management
                    at least six  countries  at all times and no more than 35% of total assets in any single one of  Trust/Gartmore Global
                    them.                                                                                                   Partners

------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.    Wells Fargo Funds
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large, domestic companies with  above-average  return potential based on current market valuations and above-average  dividend income. Under normal market conditions,  the Portfolio invests at least
                    80% of its total assets in income producing  equity  securities and in issues of companies with     Management, LLC
                    market capitalizations of $3 billion or more.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    INVESCO Variable  Investment  Funds - Dynamics:  seek long-term  capital growth.  The Portfolio   INVESCO Funds Group,
                    invests at least 65% of its assets in common  stocks of mid-sized  companies.  INVESCO  defines mid-sized  companies as companies  that are included in the Russell  Midcap Growth Index at the time of purchase,  or if not  included in that Index,  have market  capitalizations  of between
                    $2.5 billion and $15 billion at the time of purchase.  The core of the Portfolio's  investments are in securities of established  companies that are leaders in attractive  growth markets with a history of strong  returns.  The  remainder  of the  Portfolio is invested in  securities  of
                    companies  that show  accelerating  growth,  driven by product  cycles,  favorable  industry or           Inc.
                    sector  conditions,  and other  factors  that  INVESCO  believes  will  lead to rapid  sales or earnings growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO Variable  Investment Funds - Technology:  seeks capital growth.  The Portfolio normally   INVESCO Funds Group,
                    invests  80% of its net assets in the  equity  securities  and  equity-related  instruments  of companies  engaged in  technology-related  industries.  These include,  but are not limited to, various applied technologies, hardware, software, semiconductors,  telecommunications equipment and services and service-related  companies in information  technology.  Many of these products and services are subject to rapid obsolescence,  which may lower market value of the securities
                    of the  companies  in this  sector.  At any given time,  20% of the  Portfolio's  assets is not           Inc.
                    required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Health  Sciences:  seeks capital  growth.  The Portfolio   INVESCO Funds Group,
                    normally  invests at least 80% of its net assets in the equity  securities  and  equity-related instrumentsof  companies that develop,  produce or distribute  products or services  related to health care. These companies  include,  but are not limited to, medical  equipment or supplies,
                    pharmaceuticals,  biotechnology and healthcare  providers and service  companies.  At any given           Inc.
                    time, 20% of the Portfolio's assets is not required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO Variable  Investment Funds - Financial  Services:  seeks capital growth.  The Portfolio   INVESCO Funds Group,
                    normally  invests at least 80% of its net assets in the equity  securities  and  equity-related instruments of companies  involved in the financial  services sector.  These companies include, but are not  limited  to,  banks  (regional  and  money-centers),  insurance  companies  (life,
                    property  and  casualty,  and  multiline),   investment  and  miscellaneous  industries  (asset
                    managers,  brokerage  firms,  and  government-sponsored  agencies)  and  suppliers to financial
                    services  companies.  At any given time,  20% of the  Portfolio's  assets is not required to be           Inc.
                    invested in the sector.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  growth and current   INVESCO Funds Group,
                    income.  The  Portfolio  normally  invests 80% of its net assets in the equity  securities  and equity-related  instruments  of  companies  engaged in the  design,  development,  manufacture, distribution,  or sale of  communications  services  and  equipment,  and  companies  that  are involved in supplying equipment or services to such companies.  The  telecommunications  sector
                    includes,   but  is  not  limited  to,  companies  that  offer  telephone  services,   wireless
                    communications,  satellite communications,  television and movie programming,  broadcasting and
                    Internet access. Many of these products and services are subject to rapid  obsolescence,  which           Inc.
                    may lower the market value of the  securities  of the  companies  in this sector.  At any given time, 20% of the Portfolio's assets is not required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
  GLOBAL EQUITY     Evergreen  VA  International  Equity  (f/k/a  Evergreen  VA Global  Leaders):  seeks to provide   Evergreen Investment
                    investors with long-term  capital growth.  The Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and non-U.S.  equity securities of companies located in the  world's  major  industrialized  countries.  The  Portfolio  will invest in no less than three countries,  which may include the U.S., but may invest more than 25% of its assets in one
                    country.  The  Portfolio  invests  only in the best 100  companies,  which are  selected by the   Management Company,
                    Portfolio's manager based on as high return on equity, consistent earnings growth,  established           LLC
                    market presence and industries or sectors with significant growth prospects.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
 SMALL CAP EQUITY   Evergreen VA Special Equity:  seeks capital  growth.  The Portfolio  normally  invests at least   Evergreen Investment
                    80% of its assets in common  stocks of small  U.S.  companies  (i.e.,  companies  whose  market capitalizations  fall within the range of the Russell  2000(R)Index,  at the time of  purchase).
                    The remaining 20% of the  Portfolio's  assets may be represented by cash or invested in various
                    cash  equivalents.  The Portfolio's  manager selects stocks of companies which it believes have   Management Company,
                    the potential for accelerated growth in earnings and price.                                               LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    Evergreen VA Omega:  seeks long-term capital growth.  The Portfolio invests primarily in common   Evergreen Investment
                    stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market capitalizations.  The  Portfolio's  managers  employ  a  growth  style  of  equity  management.
                    "Growth" stocks are stocks of companies that the Portfolio's  managers believe have anticipated   Management Company,
                    earnings ranging from steady to accelerated growth.                                                       LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Europe  30:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the ProFunds  Europe 30 Index.  The ProFunds  Europe 30
                    Index,  created by ProFund  Advisors,  is composed of 30 companies whose principal  offices are located  in Europe  and whose  securities  are  traded on U.S.  exchanges  or on the  NASDAQ as depositary  receipts or ordinary  shares.  The  component  companies in the ProFunds  Europe 30
                    Index are  determined  annually  based upon their U.S.  dollar-traded  volume.  Their  relative weights are determined based on a modified market capitalization method.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    ProFund VP Asia 30: seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance  of the ProFunds Asia 30 Index.  The ProFunds Asia 30 Index,  created by ProFund Advisors,  is composed of 30 of the companies whose principal offices are located in the Asia/Pacific region,  excluding Japan, and whose securities are traded on U.S. exchanges or
      EQUITY        on the NASDAQ as  depository  receipts or  ordinary  shares.  The  component  companies  in the
                    ProFunds Asia 30 Index are  determined  annually  based upon their U.S.  dollar-traded  volume.
                    Their relative weights are determined based on the modified market capitalization method.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Japan: seeks daily investment results,  before fees and expenses, that correspond to the daily  performance  of the Nikkei 225 Stock  Average.  Since the  Japanese  markets are not open when  ProFund VP Japan  values its  shares,  ProFund VP Japan  determines  its  success in
  INTER-NATIONAL    meeting this  investment  objective by comparing its daily return on a given day with the daily   ProFund Advisors LLC
      EQUITY        performance of related  futures  contracts  traded in the United  States.  The Nikkei 225 Stock
                    Average is a price-weighted  index of 225 large,  actively traded Japanese stocks traded on the
                    Tokyo Stock Exchange.  The Index is computed and distributed by the Nihon Keizai Shimbun.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Banks: seeks daily investment results,  before fees and expenses, that correspond to   ProFund Advisors LLC
                    the daily  performance  of the Dow Jones U.S.  Banks  Sector  Index.  The Dow Jones U.S.  Banks
                    Index measures the  performance of the banking  industry of the U.S.  equity market.  Component companies  include all  regional  and major U.S.  domiciled  international  banks,  savings and loans, savings banks,  thrifts,  building  associations and societies.  Investment and merchant banks are excluded.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Basic Materials:  seeks daily  investment  results,  before fees and expenses,  that correspond to the daily  performance of the Dow Jones U.S. Basic  Materials  Sector Index.  The
                    Dow Jones U.S. Basic  Materials  Sector Index measures the  performance of the basic  materials
      SECTOR        economic sector of the U.S. equity market.  Component  companies are involved in the production   ProFund Advisors LLC
                    of aluminum,  commodity chemicals,  specialty chemicals,  forest products,  non-ferrous metals, paper products, precious metals and steel.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  Biotechnology:  seeks daily  investment  results,  before fees and  expenses,  that correspond to the daily  performance of the Dow Jones U.S.  Biotechnology  Index. The Dow Jones
                    U.S.  Biotechnology  Index measures the performance of the  biotechnology  industry of the U.S.
      SECTOR        equity  market.  Component  companies  include  those engaged in genetic  research,  and/or the   ProFund Advisors LLC
                    marketing  and  development  of  recombinant  DNA  products.  Makers  of  artificial  blood and contract biotechnology researchers are also included in the Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Consumer Cyclical:  seeks daily investment results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Consumer Cyclical Sector Index. The
                    Dow Jones U.S.  Consumer  Cyclical  Sector  Index  measures  the  performance  of the  consumer cyclical  economic  sector of the U.S. equity market.  Component  companies  include  airlines, auto manufacturers,  auto parts, tires, casinos,  consumer  electronics,  recreational products and services,  restaurants,  lodging, toys, home construction, home furnishings and appliances, footwear, clothing and fabrics.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Consumer  Non-Cyclical:  seeks daily investment  results,  before fees and expenses,   ProFund Advisors LLC
                    that correspond to the daily  performance of the Dow Jones U.S.  Consumer  Non-Cyclical  Sector
                    Index. The Dow Jones U.S.  Consumer  Non-Cyclical  Sector Index measures the performance of the consumer  non-cyclical  economic sector of the U.S. equity market.  Component companies include beverage  companies,  consumer service  companies,  durable and non-durable  household  product manufacturers, cosmetic companies, food products and agriculture and tobacco products.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Energy:  seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance of the Dow Jones U.S. Energy Sector Index.  The Dow Jones U.S. Energy
                    Sector  Index  measures  the  performance  of the  energy  sector  of the U.S.  equity  market.
                    Component  companies include oil drilling  equipment and services,  coal, oil  companies-major, oil companies-secondary,  pipelines, liquid, solid or gaseous fossil fuel producers and service companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Financial:  seeks  daily  investment  results,  before  fees  and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Financial  Sector  Index.  The Dow
                    Jones U.S.  Financial Sector Index measures the performance of the financial  services economic sector of the U.S.  equity market.  Component  companies  include  regional  banks,  major U.S.
                    domiciled  international banks, full line, life, and property and casualty insurance companies, companies that invest,  directly or indirectly in real estate,  diversified financial companies such  as  Fannie  Mae,  credit  card  insurers,  check  cashing  companies,  mortgage  lenders, investment  advisers and securities  broker-dealers,  investment banks,  merchant banks, online brokers, publicly traded stock exchanges.
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Healthcare:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Healthcare  Sector Index.  The Down
                    Jones U.S.  Healthcare Sector Index measures the performance of the healthcare  economic sector of the U.S. equity market.  Component  companies  include health care providers,  biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Industrial:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Industrial  Sector Index.  The Dow
                    Jones U.S.  Industrial Sector Index measures the performance of the industrial  economic sector
                    of  the  U.S.  equity  market.   Component   companies   include  building   materials,   heavy
                    construction,  factory  equipment,  heavy machinery,  industrial  services,  pollution control,
                    containers  and  packaging,   industrial  diversified,   air  freight,  marine  transportation,
                    railroads,  trucking,  land-transportation  equipment,  shipbuilding,  transportation services, advanced industrial equipment, electric components and equipment, and aerospace.
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Internet:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to the daily  performance  of the Dow  Jones  U.S.  Internet  Index.  The Dow  Jones  Composite
                    Internet Index measures the  performance of stocks in the U.S. equity markets that generate the majority  of their  revenues  from the  Internet.  The  Index is  composed  of two  sub-groups:
                    Internet  Commerce - companies that derive the majority of their revenues from providing  goods and/or services through an open network,  such as a web site; and Internet Services - companies that derive the majority of their revenues from  providing  access to the Internet or providing services to people using the Internet.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Pharmaceuticals:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Pharmaceuticals  Sector Index.  The
                    Dow Jones U.S.  Pharmaceuticals Index measures the performance of the pharmaceuticals  industry of the U.S.  equity  market.  Component  companies  include  the  makers  of  prescription  and over-the-counter  drugs, such as aspirin, cold remedies,  birth control pills, and vaccines, as well as companies engaged in contract drug research.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Precious Metals:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the  Philadelphia  Stock Exchange Gold  &  Silver Sector
                    Index.  The  Philadelphia  Stock Exchange Gold and Silver Sector Index measures the performance of the gold and  silver  mining  industry  of the global  equity  market.  Component  companies include  companies  involved in the mining and production of gold,  silver,  and other precious metals,  precious  stones and pearls.  The Index does not include  producers  of  commemorative medals and coins that are made of these metals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Real  Estate:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Real Estate  Index.  The Dow Jones
                    U.S. Real Estate Index measures the  performance of the real estate industry of the U.S. equity
                    market.   Component  companies  include  those  that  invest  directly  or  indirectly  through
                    development,   management  or  ownership  of  shopping  malls,  apartment  buildings,   housing
                    developments  and, real estate  investment  trusts ("REITs") that invest in apartments,  office and  retail  properties.  REITs are  passive  investment  vehicles  that  invest  primarily  in income-producing real estate or real estate related loans or interests.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Semiconductor:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Semiconductor  Index. The Dow Jones
                    U.S.  Semiconductor  Index measures the performance of the  semiconductor  industry of the U.S.
                    equity market.  Component  companies are engaged in the production of semiconductors  and other integrated chips, as well as other related products such as circuit boards and motherboards.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Technology:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Technology  Sector Index.  The Dow
                    Jones U.S.  Technology  Sector Index measures the  performance of the technology  sector of the
                    U.S.  equity  market.  Component  companies  include  those  involved in  computers  and office
                    equipment,  software,   communications  technology,   semiconductors,   diversified  technology
                    services and internet services.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Telecommunications:  seeks daily investment results,  before fees and expenses, that   ProFund Advisors LLC
                    correspond to the daily performance of the Dow Jones U.S.  Telecommunications Sector Index. The
                    Dow  Jones  U.S.   Telecommunications   Sector   Index   measures   the   performance   of  the
                    telecommunications  economic  sector of the U.S.  equity market.  Component  companies  include fixed line communications and wireless communications companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Utilities:  seeks  daily  investment  results,  before  fees  and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Utilities  Sector  Index.  The Dow
                    Jones U.S.  Utilities Sector Index measures the performance of the utilities economic sector of the U.S. equity market.  Component  companies  include  electric  utilities,  gas utilities and water utilities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
THE PROFUND VP PORTFOLIOS  DESCRIBED  BELOW ARE AVAILABLE AS  SUB-ACCOUNTS  TO ALL ANNUITY  OWNERS.  EACH  PORTFOLIO  PURSUES AN INVESTMENT
STRATEGY THAT SEEKS TO PROVIDE DAILY  INVESTMENT  RESULTS,  BEFORE FEES AND EXPENSES,  THAT MATCH A WIDELY  FOLLOWED  INDEX,  INCREASE BY A
SPECIFIED FACTOR RELATIVE TO THE INDEX,  MATCH THE INVERSE OF THE INDEX OR THE INVERSE OF THE INDEX MULTIPLIED BY A SPECIFIED  FACTOR.  THE
INVESTMENT  STRATEGY OF SOME OF THE PORTFOLIOS MAY MAGNIFY (BOTH POSITIVELY AND NEGATIVELY) THE DAILY INVESTMENT  RESULTS OF THE APPLICABLE
INDEX.  IT IS RECOMMENDED  THAT ONLY THOSE ANNUITY OWNERS WHO ENGAGE A FINANCIAL  ADVISOR TO ALLOCATE THEIR ACCOUNT VALUE USING A STRATEGIC
OR TACTICAL  ASSET  ALLOCATION  STRATEGY  INVEST IN THESE  PORTFOLIOS.  WE HAVE  ARRANGED THE  PORTFOLIOS  BASED ON THE INDEX ON WHICH IT'S
INVESTMENT STRATEGY IS BASED.
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--------------------------------------------------------------------------------------------------------------------------------------------
The S & P 500 Index(R)is a widely used measure of large-cap  U.S. stock market  performance.  It includes a  representative  sample of leading companies in leading  industries.  Companies  are selected for inclusion in the Index by Standard  &  Poor's(R)for being U.S.  companies  with adequate liquidity, appropriate market capitalization financial viability and public float.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
     S & P 500        the daily performance of the S & P 500(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bear: seeks daily investment results,  before fees and expenses,  that correspond to the inverse  (opposite) of the daily  performance of the S & P 500(R)Index.  If ProFund VP Bear is successful in meeting its objective,  its net asset value should gain  approximately  the same,
     S & P 500  on a  percentage  basis,  as any  decrease  in the S & P 500(R)Index when the Index  declines on a   ProFund Advisors LLC
                    given  day.  Conversely,  its  net  asset  value  should  lose  approximately  the  same,  on a percentage basis, as any increase in the Index when the Index rises on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP UltraBull (f/k/a ProFund VP Bull Plus): seeks daily investment results,  before fees and expenses,  that correspond to twice (200%) the daily  performance of the S & P 500(R)Index. If the ProFund VP UltraBull is  successful  in meeting its  objective,  its net asset value should gain  approximately  twice as much, on a percentage basis, as the S & P 500(R)Index when the Index
     S & P 500        rises on a given day.  Conversely,  its net asset  value  should  lose  approximately  twice as   ProFund Advisors LLC
                    much,  on a percentage  basis,  as the Index when the Index  declines on a given day.  Prior to
                    May 1, 2003,  ProFund VP UltraBull was named "ProFund VP Bull Plus" and sought daily investment results that corresponded to one and one-half times the daily performance of the S & P 500(R)Index
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The NASDAQ-100 Index(R)is a market capitalization  weighted index that includes 100 of the largest domestic and international  non-financial companies listed on The NASDAQ Stock Market.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP OTC: seeks daily investment  results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the daily  performance  of the NASDAQ-100  Index(R).  "OTC" in the name of ProFund VP OTC reflers to  securities  that do not  trade on a U.S.  securities  exchange,  as  registered  under  the
                    Securities Exchange Act of 1934.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund  VP  Short  OTC:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the inverse  (opposite) of the daily  performance  of the NASDAQ-100  Index(R).  If
                    ProFund VP Short OTC is  successful in meeting its  objective,  its net asset value should gain approximately  the same, on a percentage  basis, as any decrease in the NASDAQ-100  Index(R)when the Index declines on a given day.  Conversely,  its net asset value should lose  approximately the same, on a percentage  basis,  as any increase in the Index when the Index rises on a given day.  "OTC" in the name of  ProFund VP Short OTC  refers to  securities  that do not trade on a
                    U.S. securities exchange, as registered under the Securities Exchange Act of 1934.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP UltraOTC:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to twice  (200%) the daily  performance  of the  NASDAQ-100  Index(R).  If ProFund VP UltraOTC is
                    successful in meeting its  objective,  its net asset value should gain  approximately  twice as much,  on a percentage  basis,  as the  NASDAQ-100  Index(R)when the Index rises on a given day.
                    Conversely,  its net asset  value  should lose  approximately  twice as much,  on a  percentage basis,  as the Index when the Index  declines  on a given day.  "OTC" in the name of ProFund VP
                    UltraOTC refers to securities that do not trade on a U.S.  securities  exchange,  as registered under the Securities Exchange Act of 1934.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S & P MidCap 400 Index(R)is a widely used  measure of  mid-sized  company  U.S.  stock  market  performance.  Companies  are  selected for inclusion  in the Index by  Standard  &  Poor's(R)for being U.S.  companies  with  adequate  liquidity,  appropriate  market  capitalization, financial viability and public float.

--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  S & P MIDCAP 400    ProFund VP Mid-Cap  Value:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the  daily  performance  of the  S & P  MidCap  400/Barra  Value  Index(R).  The S & P
                    MidCap400/Barra  Value Index(R)is designed to differentiate  between fast growing  companies and slower  growing or  undervalued  companies.  Standard  &  Poor's and Barra  cooperate to employ a price-to-book value calculation whereby the market  capitalization of the S & P MidCap 400 Index(R)
                    is divided equally between growth and value.  The index is rebalanced twice per year.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Mid-Cap  Growth:  seeks daily  investment  results,  before fees and expenses,  that correspond to the daily  performance of the S & P MidCap 400/Barra Growth Index(R).  The S & P MidCap
                    400/Barra Growth Index(R)is designed to differentiate  between fast growing companies and slower
  S & P MIDCAP 400    growing  or  undervalued  companies.  Standard   &   Poor's  and  Barra  cooperate  to  employ  a   ProFund Advisors LLC
                    price-to-book value calculation whereby the market  capitalization of the S & P MidCap 400 Index(R)
                    is divided equally between growth and value.  The Index is rebalanced twice per year.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  UltraMid-Cap:  seeks  daily  investment  results,  before fees and  expenses,  that correspond to twice (200%) the daily  performance  of the S & P MidCap 400 Index(R).  If ProFund VP
                    UltraMid-Cap  is  successful  in  meeting  its  objective,  its net  asset  value  should  gain
  S & P MIDCAP 400    approximately  twice as much,  on a  percentage  basis,  as the S & P MidCap 400 Index(R)when the   ProFund Advisors LLC
                    Index rises on a given day.  Conversely,  its net asset value should lose  approximately  twice as much, on a percentage basis, as the Index when the Index declines on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S & P SmallCap 600 Index(R)consists of 600 domestic  stocks chosen for market size,  liquidity,  and industry group  representation.  The
Index comprises stocks from the industrial, utility, financial, and transportation sectors.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S & P SMALLCAP 600   ProFund VP Small-Cap Value:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S & P  SmallCap  600/Barra  Value  Index(R).  The S & P
                    SmallCap  600/Barra Value Index(R)is designed to  differentiate  between fast growing  companies and slower growing or undervalued  companies.  Standard  &  Poor's and Barra  cooperate to employ a price-to-book  value  calculation  whereby the market  capitalization of the S & P SmallCap 600
                    Index(R)is divided equally between growth and value.  The Index is rebalanced twice per year.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S & P SMALLCAP 600   ProFund VP Small-Cap Growth:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S & P SmallCap  600/Barra  Growth  Index(R).  The S & P
                    SmallCap  600/Barra Growth Index(R)is designed to differentiate  between fast growing  companies and slower growing or undervalued  companies.  Standard  &  Poor's and Barra  cooperate to employ a price-to-book  value calculation  whereby the market  capitalization-of  the S & P SmallCap 600
                    Index(R)is divided equally between growth and value.  The Index is rebalanced twice per year.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

--------------------- ------------------------------------------------------------------------------------------------ ---------------------
       STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                        PORTFOLIO
        TYPE                                                                                                                 ADVISOR/
                                                                                                                           SUB-ADVISOR
--------------------- ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------------------
The Russell 2000 Index(R)measures the performance of the 2,000 small companies in the Russell 3000 Index(R)representing  approximately 8% of the total market  capitalization  of the Russell 3000 Index(R),  which in turn  represents  approximately  98% of the investable  U.S. equity market.
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
    RUSSELL 2000      ProFund VP  UltraSmall-Cap:  seeks daily  investment  results,  before fees and expenses,  that  ProFund Advisors LLC correspond  to twice (200%) the daily  performance  of the Russell  2000(R)Index.  If ProFund VP
                      UltraSmall-Cap  is  successful  in meeting  its  objective,  its net asset  value  should  gain approximately  twice as much, on a percentage  basis, as the Russell 2000 Index(R)when the Index rises on a given day.  Conversely,  its net asset  value  should  lose  approximately  twice as much, on a percentage basis, as the Index when the Index declines on a given day.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
                      ------------------------------------------------------------------------------------------------ ---------------------
  U.S. GOV'T BOND     ProFund VP U.S.  Government  Plus: seeks daily  investment  results,  before fees and expenses,  ProFund Advisors LLC that  correspond  to one and  one-quarter  times  (125%) the daily  price  movement of the most recently  issued  30-year U.S.  Treasury  Bond ("Long  Bond").  In  accordance  with its stated
                      objective,  the net asset value of ProFund VP U.S. Government Plus generally should decrease as interest  rates  rise.  If  ProFund  VP U.S.  Government  Plus is  successful  in  meeting  its objective,  its net asset value should gain  approximately  one and one-quarter times (125%) as much,  on a  percentage  basis,  as any  daily  increase  in the  Long  Bond  on a  given  day.
                      Conversely,  its net asset value should lose  approximately one and one-quarter (125%) as much, on a percentage basis, as any daily decrease in the Long Bond on a given day.

--------------------- ------------------------------------------------------------------------------------------------ ---------------------
                      ------------------------------------------------------------------------------------------------ ---------------------
  U.S. GOV'T BOND     ProFund VP Rising Rates Opportunity:  seeks daily investment results, before fees and expenses,  ProFund Advisors LLC that correspond to one and one-quarter  times (125%) the inverse  (opposite) of the daily price movement of the most recently  issued Long Bond. In accordance with its stated  objective,  the net asset value of ProFund VP rising Rates  Opportunity  generally  should decrease as interest rates fall. If ProFund VP Rising Rates  Opportunity  is  successful  in meeting its  objective, its net asset value should gain  approximately  one and one-quarter  times (125%) as much, on a percentage  basis, as any daily decrease in the Long Bond on a given day.  Conversely,  its net asset  value  should  lose  approximately  one and  one-quarter  times  (125%)  as  much,  on a percentage basis, as any daily increase in the Long Bond on a given day.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
--------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------

Each  portfolio of the First Defined  Portfolio Fund LLC invests in the securities of a relatively few number of issuers or in a particular sector of the economy.  Since the assets of each  portfolio are invested in a limited number of issuers or a limited sector of the economy, the net asset value of the portfolio may be more susceptible to a single adverse economic,  political or regulatory occurrence.  Certain of the  portfolios  may also be subject to  additional  market risk due to their  policy of  investing  based on an  investment  strategy  and generally not buying or selling  securities in response to market  fluctuations.  Each  portfolio's  relative lack of diversity and limited ongoing management may subject Owners to greater market risk than other portfolios.

The stock selection date for each of the strategy  Portfolios of the First Defined  Portfolio Fund LLC is on or about December 31st of each year. The holdings for each strategy  Portfolio  will be adjusted  annually on or about  December 31st in accordance  with the  Portfolio's investment  strategy.  At that time,  the  percentage  relationship  among the shares of each issuer held by the Portfolio is  established.
Through the next one-year  period that  percentage  will be  maintained  as closely as  practicable  when the  Portfolio  makes  subsequent purchases and sales of the securities.

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--------------------- ------------------------------------------------------------------------------------------------ ---------------------
       STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                        PORTFOLIO
        TYPE                                                                                                                 ADVISOR/
                                                                                                                           SUB-ADVISOR
--------------------- ------------------------------------------------------------------------------------------------
--------------------- ------------------------------------------------------------------------------------------------ ---------------------

      ALL CAP         Target  Managed VIP:  seeks to provide  above-average  total  return.  The  Portfolio  seeks to      First Trust
                      achieve  its  objective  by  investing  in  common  stocks  of the  most  attractive  companies identified by a model based on the results of six uniquely  specialized  strategies - The Dowsm
                      DART 5, the European  Target 20, the Nasdaq(R)Target 15, the S & P Target 24, the Target Small Cap
                      and the Value Line(R)Target 25.                                                                      Advisors L.P.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
  LARGE CAP VALUE     The DowSM  DART 10:  seeks to  provide  above-average  total  return.  The  Portfolio  seeks to      First Trust
                      achieve its objective by investing in common  stocks  issued by companies  that are expected to provide  income and to have the  potential  for capital  appreciation.  The  Portfolio  invests primarily in the common stocks of the ten companies in the DJIA that have the highest  combined
                      dividend yields and buyback ratios on or about the applicable stock selection date.                 Advisors L.P.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
                      Global Target 15: seeks to provide  above-average  total return. The Portfolio seeks to achieve its objective by investing in common  stocks  issued by companies  that are expected to provide income and to have the potential for capital  appreciation.  The Portfolio invests primarily in
  GLOBAL LARGE CAP    the common  stocks of the companies  which are  components  of the DJIA,  the  Financial  Times      First Trust
       VALUE          Industrial  Ordinary Share Index ("FT Index") and the Hang Seng Index. The Portfolio  primarily     Advisors L.P.
                      consists of common stocks of the five  companies  with the lowest per share stock prices of the ten  companies in each of the DJIA, FT Index and Hang Seng Index,  respectively,  that have the highest dividend yield in the respective index on or about the applicable stock selection date.
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                      Value Line(R)Target 25: seeks to provide  above-average  total return.  The  Portfolio  seeks to achieve its  objective by investing in 25 of the 100 common  stocks that Value Line(R)gives a #1
   ALL CAP GROWTH     ranking for  TimelinessTM,  which is a measure of Value Line's view of each company's  probable      First Trust
                      price  performance  during the next 6 to 12 months  relative to the other  companies Value Line     Advisors L.P.
                      evaluates.
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                      S & P Target 24: seeks to provide  above-average  total return.  The  Portfolio  seeks to achieve its objective by investing in common  stocks  issued by companies  that are expected to provide income and have the potential for capital  appreciation.  The  Portfolio  invests  primarily in
     LARGE CAP        the common stocks of  twenty-four  companies  selected from a subset of the stocks  included in      First Trust
       GROWTH         the  Standard  &  Poor's 500  Composite  Stock  Price  Index.  The subset of stocks will be taken     Advisors L.P.
                      from each of the eight  largest  economic  sectors of the S & P 500 Index  based on the  sector's market capitalization.
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     SMALL CAP        Nasdaq(R)Target  15:  seeks to provide  above-average  total  return.  The  Portfolio  seeks to      First Trust
                      achieve its objective by investing in common  stocks  issued by companies  that are expected to have the potential for capital  appreciation.  The  Portfolio  invests  primarily in the common stocks of fifteen companies  selected from a pre-screened  subset of the stocks included in the
                      Nasdaq-100 Index on or about the applicable stock selection date through a multi-step process.      Advisors L.P.

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                      ------------------------------------------------------------------------------------------------ ---------------------
       INTER-         The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide       Prudential
                      long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                      equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at least 65% of its total  assets in common  stock of foreign  companies  operating or based in at
  NATIONAL EQUITY     least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose
                      earnings are growing at a faster rate than other companies and that have  above-average  growth    Investments LLC/
                      in earnings and cash flow, improving profitability,  strong balance sheets, management strength  Jennison Associates
                      and strong  market  share for its  products.  The  Portfolio  also tries to buy such  stocks at          LLC
                      attractive prices in relation to their growth prospects.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------

"Standard  &  Poor's(R),"  "S & P(R)," "S & P 500(R),"  "Standard  &  Poor's 500," and "500" are trademarks of the  McGraw-Hill  Companies,  Inc. and have been licensed for use by American Skandia Investment Services,  Incorporated.  The Portfolio is not sponsored,  endorsed,  sold or promoted by Standard  &  Poor's and Standard  &  Poor's makes no representation regarding the advisability of investing in the Portfolio.

The First Trust(R)10 Uncommon  Values  portfolio is not  sponsored  or created by Lehman  Brothers,  Inc.  ("Lehman  Brothers").  Lehman
Brothers' only  relationship  to First Trust is the licensing of certain  trademarks and trade names of Lehman  Brothers and of the "10
Uncommon  Values" which is determined,  composed and calculated by Lehman Brothers without regard to First Trust or the First Trust(R)10
Uncommon Values portfolio.

Dow Jones has no  relationship  to the ProFunds VP, other than the licensing of the Dow Jones sector  indices and its service marks for use in  connection  with the  ProFunds  VP. The  ProFunds VP are not  sponsored,  endorsed,  sold,  or promoted by Standard  &  Poor's or
NASDAQ, and neither Standard  &  Poor's nor NASDAQ makes any representations regarding the advisability of investing in the ProFunds VP.

WHAT ARE THE FIXED ALLOCATIONS?
We offer Fixed Allocations of different  durations during the accumulation  period.  These "Fixed  Allocations" earn a guaranteed fixed rate of interest for a specified  period of time,  called the  "Guarantee  Period." In most  states,  we offer Fixed  Allocations  with
GuarRantee  Periods from 1 to 10 years. We may also offer special purpose Fixed  Allocations  for use with certain  optional  investment programs.  We guarantee  the fixed rate for the entire  Guarantee  Period.  However,  if you withdraw or transfer  Account Value before the end of the Guarantee  Period,  we will adjust the value of your  withdrawal or transfer based on a formula,  called a "Market Value
Adjustment."  The Market Value  Adjustment can either be positive or negative,  depending on the movement of applicable  interest rates payable on Strips of the appropriate  duration.  Please refer to the section entitled "How does the Market Value Adjustment  Work?" for a  description  of the formula  along with  examples of how it is  calculated.  You may allocate  Account  Value to more than one Fixed
Allocation at a time.

Fixed  Allocations may not be available in all states.  Availability of Fixed  Allocations is subject to change and may differ by state and by the  annuity  product  you  purchase.  Please  call  American  Skandia at  1-800-766-4530  to  determine  availability  of Fixed
Allocations in your state and for your annuity product.

FEES AND CHARGES
The charges under the contracts are designed to cover, in the aggregate,  our direct and indirect costs of selling,  administering  and providing  benefits under the contracts.  They are also  designed,  in the aggregate,  to compensate us for the risks of loss we assume pursuant to the  contracts.  If, as we expect,  the charges that we collect  from the  contracts  exceed our total costs in  connection with the  contracts,  we will earn a profit.  Otherwise  we will incur a loss.  The rates of certain of our charges  have been set with reference  to  estimates  of the amount of  specific  types of expenses or risks that we will  incur.  In most cases,  this  prospectus identifies  such  expenses  or risks in the name of the  charge;  however,  the fact that any charge  bears the name of, or is designed primarily  to defray a  particular  expense or risk does not mean that the amount we collect  from that  charge will never be more than the amount of such  expense or risk.  Nor does it mean that we may not also be  compensated  for such  expense or risk out of any other charges we are permitted to deduct by the terms of the contract.

WHAT ARE THE CONTRACT FEES AND CHARGES?

Contingent  Deferred Sales Charge:  We do not deduct a sales charge from Purchase  Payments you make to your Annuity.  However,  we may deduct a  Contingent  Deferred  Sales Charge or CDSC if you  surrender  your  Annuity or when you make a partial  withdrawal.  The CDSC reimburses us for expenses  related to sales and  distribution of the Annuity,  including  commissions,  marketing  materials and other promotional  expenses.  The CDSC is  calculated as a percentage of your Purchase  Payment  being  surrendered  or withdrawn  during the applicable  Annuity Year. For purposes of  calculating  the CDSC, we consider the year following the Issue Date of your Annuity as Year
1.  The amount of the CDSC decreases over time, measured from the Issue Date of the Annuity.  The CDSC percentages are shown below.

       ---------------------- ---------- ---------- --------- ---------- ---------- ---------- ---------- ---------- ----------

       YEARS                      1          2         3          4          5          6          7          8         9+
       ---------------------- ---------- ---------- --------- ---------- ---------- ---------- ---------- ---------- ----------
       ---------------------- ---------- ---------- --------- ---------- ---------- ---------- ---------- ---------- ----------

       CHARGE (%)               7.5%       7.0%       6.5%      6.0%       5.0%       4.0%       3.0%       2.0%       0.0%
       ---------------------- ---------- ---------- --------- ---------- ---------- ---------- ---------- ---------- ----------

The CDSC period is based on the Issue Date of the Annuity,  not on the date each Purchase  Payment is applied to the Annuity.  Purchase
Payments  applied to the Annuity  after the Issue Date do not have their own CDSC  period.  During the first  eight (8) Annuity  Years, under certain  circumstances  you can withdraw a limited amount of Account Value without paying a CDSC.  This is referred to as a "Free
Withdrawal."  After eight (8) complete  Annuity  Years,  you can  surrender  your Annuity or make a partial  withdrawal  without a CDSC being deducted from the amount being  withdrawn.  Free  Withdrawals  are not treated as a withdrawal of Purchase  Payments for purposes of  calculating  the CDSC on a subsequent  withdrawal or surrender.  Withdrawals  of amounts  greater than the maximum Free  Withdrawal amount are treated as a  withdrawal  of Purchase  Payments and will be assessed a CDSC during  Annuity  Years 1 through 8. For purposes of  calculating  the CDSC on a surrender  or a partial  withdrawal,  the Purchase  Payments  being  withdrawn  may be greater than your remaining  Account  Value or the amount of your  withdrawal  request.  This is most likely to occur if you have made prior  withdrawals under the Free Withdrawal provision or if your Account Value has declined in value due to negative market performance.

We may waive the CDSC under certain  medically-related  circumstances or when taking a Minimum  Distribution  from an Annuity purchased as a "qualified"  investment.  Free Withdrawals,  Medically-Related  Surrenders and Minimum Distributions are each explained more fully in the section entitled "Access to Your Account Value".

Transfer Fee:  Currently,  you may make twenty (20) free transfers between  investment options each Annuity Year. We will charge $10.00 for each  transfer  after the  twentieth in each Annuity Year.  We do not consider  transfers  made as part of a dollar cost  averaging program when we count the twenty free  transfers.  Transfers made as part of a rebalancing,  asset  allocation or similar  program will be subject to the  twenty-transfer  limit.  However,  all transfers made on the same day will be treated as one (1) transfer.  Renewals or transfers of Account Value from a Fixed  Allocation  at the end of its Guarantee  Period are not subject to the Transfer Fee and are not counted  toward the twenty free  transfers.  We may reduce the number of free  transfers  allowable each Annuity Year (subject to a minimum of eight) without  charging a Transfer Fee unless you make use of electronic means to transmit your transfer  requests.  We may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs.

Annual  Maintenance Fee: During the accumulation  period we deduct an Annual  Maintenance Fee. The Annual  Maintenance Fee is $35.00 or
2% of your Account Value invested in the variable  investment  options,  whichever is less.  This fee will be deducted  annually on the anniversary  of the Issue Date of your Annuity or, if you surrender  your Annuity  during the Annuity Year,  the fee is deducted at the time of  surrender.  Currently,  the Annual  Maintenance  Fee is only  deducted  if your  Account  Value is less than  $100,000  on the anniversary  of the Issue Date or at the time of surrender.  We may increase the Annual  Maintenance  Fee.  However,  any increase will only apply to Annuities issued after the date of the increase.

Tax  Charges:  Several  states  and some  municipalities  charge  premium  taxes or  similar  taxes.  The  amount of tax will vary from jurisdiction  to  jurisdiction  and is subject to change.  The tax charge  currently  ranges up to 3 1/2%.  We  generally  will deduct the amount of tax payable at the time the tax is  imposed,  but may also decide to deduct tax  charges  from each  Purchase  Payment at the time of a  withdrawal  or  surrender  of your Annuity or at the time you elect to begin  receiving  annuity  payments.  We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?

Insurance  Charge:  We deduct an Insurance Charge daily against the average daily assets allocated to the  Sub-accounts.  The Insurance
Charge is equal to 0.65% on an annual  basis.  The  Insurance  Charge is intended to  compensate  American  Skandia for  providing  the insurance  benefits  under the  Annuity,  including  the  Annuity's  basic death  benefit  that  provides  guaranteed  benefits to your beneficiaries  even if the market  declines  and the risk that  persons we  guarantee  annuity  payments  to will live  longer than our assumptions.  The charge also covers  administrative  costs associated with providing the Annuity  benefits,  including  preparation of the contract,  confirmation  statements,  annual account  statements and annual  reports,  legal and accounting fees as well as various related  expenses.  Finally,  the charge covers the risk that our assumptions about the mortality risks and expenses under this Annuity are  incorrect and that we have agreed not to increase  these  charges over time despite our actual costs.  We may increase the portion of the total Insurance  Charge that is deducted for  administrative  costs;  however,  any increase will only apply to Annuities issued after the date of the increase.

American  Skandia may make a profit on the  Insurance  Charge if, over time,  the actual cost of  providing  the  guaranteed  insurance obligations  under the  Annuity  are less than the amount we deduct  for the  Insurance  Charge.  To the extent we make a profit on the
Insurance Charge,  such profit may be used for any other corporate  purpose,  including payment of other expenses that American Skandia incurs in promoting, distributing, issuing and administering the Annuity.

The  Insurance  Charge  is not  deducted  against  assets  allocated  to a Fixed  Allocation.  However,  the  amount we credit to Fixed
Allocations may also reflect similar assumptions about the insurance guarantees provided under the Annuity.

Distribution  Charge:  We  deduct  a  Distribution  Charge  daily  against  the  average  assets  allocated  to the  Sub-accounts.  The
Distribution  Charge is equal to 0.60% on an annual  basis in  Annuity  Years 1 through  8.  After the end of the first  eight  Annuity
Years,  the 0.60% charge for  distribution  will no longer be assessed.  The  Distribution  Charge is intended to  compensate  us for a portion of our acquisition  expenses under the Annuity,  including  promotion and distribution of the Annuity.  The Distribution Charge is deducted against your Annuity's  Account Value and any increases or decreases in your Account Value based on market  fluctuations of the  Sub-accounts.  A portion of the proceeds that American Skandia receives from the Distribution  Charge may include amounts based on market appreciation of the Sub-account values.

Optional Benefits:  If you elect to purchase one or more optional  benefits,  we will deduct an additional charge on a daily basis from your Account Value allocated to the Sub-accounts  with the exception of the Guaranteed  Minimum Income Benefit which charge is assessed against the Protected  Income Value and deducted  annually in arrears.  The charge for each optional benefit is deducted in addition to the Insurance Charge due to the increased  insurance risk associated with the optional  benefits.  The additional charge is included in the daily  calculation of the Unit Price for each  Sub-account.  Please refer to the sections  entitled  "Living Benefit  Programs" and
"Death Benefit" for a description of the charge for each Optional Benefit.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not assess any charges  directly  against the  Portfolios.  However,  each  Portfolio  charges a total annual fee comprised of an investment  management fee,  operating  expenses and any distribution and service (12b-1) fees that may apply.  These fees are deducted daily by each  Portfolio  before it provides  American  Skandia  with the net asset value as of the close of  business  each day.  More detailed  information  about fees and charges can be found in the  prospectuses  for the  Portfolios.  Please  also see  "Service  Fees
Payable by Underlying Funds".

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
No specific fee or expenses are deducted  when  determining  the rate we credit to a Fixed  Allocation.  However,  for some of the same reasons that we deduct the Insurance  Charge  against  Account Value  allocated to the  Sub-accounts,  we also take into  consideration mortality,  expense,  administration,  profit and other factors in determining the interest rates we credit to Fixed  Allocations.  Any
CDSC or Tax Charge  applies to amounts that are taken from the variable  investment  options or the Fixed  Allocations.  A Market Value
Adjustment may also apply to transfers, certain withdrawals, surrender or annuitization from a Fixed Allocation.

WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
In certain states,  we are required to pay a tax if and when you exercise your right to receive periodic annuity  payments.  The amount of the tax we must pay will depend on the applicable  jurisdiction.  When you  annuitize,  we will apply a charge of up to 3.5% of your
Account  Value,  depending on the  applicable  jurisdiction  to cover the tax we must pay. If you select a fixed  payment  option,  the amount of each fixed  payment  will depend on the Account  Value of your Annuity  when you elected to  annuitize.  There is no specific charge deducted from these payments;  however,  the amount of each annuity payment reflects  assumptions about our insurance  expenses.
If you select a variable  payment option that we may offer,  then the amount of your benefits will reflect changes in the value of your
Annuity and will continue to be subject to an insurance charge.

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or  eliminate  certain  fees and  charges  or alter the manner in which the  particular  fee or charge is  deducted.  For example,  we may  reduce  the  amount of the CDSC or the  length of time it  applies,  reduce or  eliminate  the  amount of the  Annual
Maintenance Fee or reduce the portion of the total Insurance  Charge that is deducted as an  Administration  Charge.  Generally,  these types of  changes  will be based on a  reduction  to our  sales,  maintenance  or  administrative  expenses  due to the  nature  of the individual  or group  purchasing  the Annuity.  Some of the factors we might  consider in making such a decision  are: (a) the size and type of group;  (b) the number of Annuities  purchased by an Owner;  (c) the amount of Purchase  Payments or  likelihood  of additional
Purchase  Payments;  and/or (d) other  transactions where sales,  maintenance or administrative  expenses are likely to be reduced.  We will not discriminate  unfairly between Annuity  purchasers if and when we reduce the portion of the Insurance Charge attributed to the charge covering administrative costs.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Initial Purchase  Payment:  You must make a minimum initial Purchase Payment of $1,000.  However,  if you decide to make payments under a systematic  investment or "bank drafting"  program,  we will accept a lower initial Purchase Payment provided that,  within the first
Annuity Year, you make at least $1,000 in total Purchase Payments.

Where allowed by law, initial and additional  Purchase  Payments in excess of $1,000,000  require our approval prior to acceptance.  We may apply certain  limitations  and/or  restrictions on the Annuity as a condition of our acceptance,  including limiting the liquidity features or the Death  Benefit  protection  provided  under the  Annuity,  limiting  the right to make  additional  Purchase  Payments, changing  the  number of  transfers  allowable  under the  Annuity  or  restricting  the  Sub-accounts  or Fixed  Allocations  that are available.  Other limitations and/or restrictions may apply.

Except as noted below,  Purchase  Payments  must be  submitted  by check drawn on a U.S.  bank,  in U.S.  dollars,  and made payable to
American  Skandia.  Purchase  Payments  may  also  be  submitted  via  1035  exchange  or  direct  transfer  of  funds.  Under  certain circumstances,  Purchase  Payments may be  transmitted  to American  Skandia via wiring funds  through your  investment  professional's broker-dealer  firm.  Additional  Purchase  Payments may also be applied to your Annuity under an  arrangement  called "bank  drafting"
where you  authorize  us to  deduct  money  directly  from your bank  account.  We may  reject  any  payment  if it is  received  in an unacceptable form.  Our acceptance of a check is subject to our ability to collect funds.

Age Restrictions:  The Owner must be age 80 or under as of the Issue Date of the Annuity.  If the Annuity is owned jointly,  the oldest of the Owners must be age 80 or under on the Issue Date. If the Annuity is owned by an entity,  the  Annuitant  must be age 80 or under as of the Issue Date.  You should  consider your need to access your Account Value and whether the  Annuity's  liquidity  features will satisfy that need.  If you take a  distribution  prior to age 591/2, you may be subject to a 10% penalty in addition to ordinary  income taxes on any gain.  The  availability  of certain  optional  benefits  may vary based on the age of the Owner or Annuitant on the Issue
Date of the Annuity.

Owner, Annuitant and Beneficiary  Designations:  On your Application,  we will ask you to name the Owner(s),  Annuitant and one or more
Beneficiaries for your Annuity.

|X|      Owner:  The  Owner(s)  holds all  rights  under the  Annuity.  You may name  more than one Owner in which  case all  ownership rights are held jointly.  However,  this Annuity does not provide a right of survivorship.  Refer to the Glossary of Terms for a complete description of the term "Owner."
|X|      Annuitant:  The  Annuitant  is the person we agree to make  annuity  payments  to and upon whose life we continue to make such payments.  You must name an Annuitant who is a natural  person.  We do not accept a designation of joint  Annuitants  during the accumulation  period. Where allowed by law, you may name one or more Contingent  Annuitants.  A Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date.  Please refer to the discussion of  "Considerations  for Contingent
       Annuitants" in the Tax Considerations section of the Prospectus.
|X|      Beneficiary:  The  Beneficiary  is the person(s) or entity you name to receive the death  benefit.  If no beneficiary is named the death benefit will be paid to you or your estate.

Your right to make certain  designations  may be limited if your Annuity is to be used as an IRA or other  "qualified"  investment that is given  beneficial  tax  treatment  under  the Code.  You  should  seek  competent  tax  advice on the  income,  estate  and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change the Owner,  Annuitant  and  Beneficiary  designations  by sending us a request in writing.  Where  allowed by law,  such changes will be subject to our acceptance.  Some of the changes we will not accept include, but are not limited to:
|X|      a new Owner  subsequent to the death of the Owner or the first of any joint Owners to die,  except where a  spouse-Beneficiary has become the Owner as a result of an Owner's death;
|X|      a new Annuitant subsequent to the Annuity Date;
|X|      for "non-qualified" investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X|      a change in Beneficiary if the Owner had previously made the designation irrevocable.

Spousal Owners/Spousal Beneficiaries
If an Annuity is co-owned by spouses,  we will assume that the sole primary  Beneficiary  is the  surviving  spouse unless you elect an alternative  Beneficiary  designation.  Unless  you elect an  alternative  Beneficiary  designation,  upon the death of either  spousal
Owner,  the  surviving  spouse may elect to assume  ownership of the Annuity  instead of taking the Death  Benefit  payment.  The Death
Benefit  that  would  have been  payable  will be the new  Account  Value of the  Annuity  as of the date of due proof of death and any required proof of a spousal  relationship.  As of the date the assumption is effective,  the surviving  spouse will have all the rights and benefits that would be available  under the Annuity to a new purchaser of the same  attained age. For purposes of  determining  any future Death Benefit for the  beneficiary  of the surviving  spouse,  the new Account Value will be considered as the initial  Purchase
Payment.  No CDSC  will  apply to the new  Account  Value.  However,  any  additional  Purchase  Payments  applied  after  the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.

Spousal Contingent Annuitant
If the Annuity is owned by an entity and the  surviving  spouse is named as a Contingent  Annuitant,  upon the death of the  Annuitant, the surviving  spouse will become the  Annuitant.  No Death Benefit is payable upon the death of the  Annuitant.  However,  the Account
Value of the Annuity as of the date of due proof of death of the Annuitant  (and any required proof of the spousal  relationship)  will reflect the amount that would have been payable had a Death Benefit been paid.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
If after  purchasing  your  Annuity  you change  your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel  period.  This is often  referred to as a  "free-look."  Depending  on the state in which you purchased your Annuity and, in some states,  if you purchased the Annuity as a replacement  for a prior  contract,  the right to cancel period may be ten (10) days,  twenty-one  (21) days or longer,  measured from the time that you received  your  Annuity.  If you return your Annuity during the applicable  period,  we will refund your current  Account Value plus any tax charge  deducted.  This amount may be higher or lower than your  original  Purchase  Payment.  Where  required by law, we will return your  current  Account  Value or the amount of your initial Purchase Payment, whichever is greater.  The same rules may apply to an Annuity that is purchased as an IRA.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
The minimum amount that we accept as an additional  Purchase  Payment is $100 unless you participate in American  Skandia's  Systematic
Investment Plan or a periodic  purchase payment program.  We will allocate any additional  Purchase Payments you make according to your most recent allocation instructions, unless you request new allocations when you submit a new Purchase Payment.

MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make  additional  Purchase  Payments to your  Annuity by  authorizing  us to deduct money  directly  from your bank account and applying it to your  Annuity.  This type of program is often  called  "bank  drafting".  We call our bank  drafting  program  "American
Skandia's  Systematic  Investment Plan." Purchase Payments made through bank drafting may only be allocated to the variable  investment options when  applied.  Bank  drafting  allows you to invest in your  Annuity with a lower  initial  Purchase  Payment,  as long as you authorize  payments  that will  equal at least  $1,000  during  the first 12 months of your  Annuity.  We may  suspend  or cancel  bank drafting privileges if sufficient funds are not available from the applicable  financial  institution on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of qualified  investments.  If your employer sponsors such a program,  we may agree to accept  periodic  Purchase  Payments  through  a salary  reduction  program  as long as the  allocations  are made only to variable investment options and the periodic Purchase Payments received in the first year total at least $1,000.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

Initial  Purchase  Payment:  Once we accept your  application,  we invest your net Purchase  Payment in the  Annuity.  The net Purchase
Payment is your initial  Purchase  Payment  minus any tax charges  that may apply.  On your  application  we ask you to provide us with instructions  for allocating your Account Value.  You can allocate  Account Value to one or more variable  investment  options or Fixed
Allocations.

Subsequent  Purchase  Payments:  We will allocate any additional  Purchase  Payments you make according to your most recent  allocation instructions.  If any rebalancing or asset allocation  programs are in effect,  the allocation  should conform with such a program.  We assume that your most recent  allocation  instructions  are valid for  subsequent  Purchase  Payments  until you make a change to those allocations or request new allocations when you submit a new Purchase Payment.

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the accumulation  period you may transfer  Account Value between  investment  options.  Transfers are not subject to taxation on any gain.  We currently  limit the number of  Sub-accounts  you can invest in at any one time to twenty (20).  However,  you can invest in an unlimited  number of Fixed  Allocations.  We may require a minimum of $500 in each  Sub-account you allocate  Account Value to at the time of any  allocation or transfer.  If you request a transfer and, as a result of the transfer,  there would be less than $500 in the Sub-account,  we may transfer the remaining Account Value in the Sub-account pro rata to the other investment  options to which you transferred.

We  may  impose  specific  restrictions  on  financial  transactions  for  certain  Portfolios  based  on  the  Portfolio's  investment restrictions.  Currently,  any purchase,  redemption or transfer involving the ProFunds VP Sub-accounts must be received by us no later than one hour  prior to any  announced  closing  of the  applicable  securities  exchange  (generally,  3:00 p.m.  Eastern  time) to be processed on the current  Valuation Day. The "cut-off" time for such financial  transactions  involving a ProFunds VP Sub-account  will be extended to1/2hour prior to any announced  closing  (generally,  3:30 p.m. Eastern time) for transactions  submitted  electronically through American Skandia's Internet website (www.americanskandia.prudential.com).

Currently,  we charge $10.00 for each transfer  after the twentieth  (20th) in each Annuity Year,  including  transfers made as part of any  rebalancing,  asset  allocation or similar  program which you have  authorized.  Transfers made as part of a dollar cost averaging program do not count toward the twenty free  transfer  limit.  Renewals or transfers of Account  Value from a Fixed  Allocation  at the end of its  Guarantee  Period are not  subject to the  transfer  charge.  We may reduce  the number of free  transfers  allowable  each
Annuity Year (subject to a minimum of eight) without  charging a Transfer Fee unless you make use of electronic  means to transmit your transfer  requests.  We may eliminate the Transfer Fee for transfer  requests  transmitted  electronically  or through other means that reduce our processing costs.

Frequent  transfers among  Sub-accounts in response to short-term  fluctuations in markets,  sometimes called "market timing," can make it very  difficult for a Portfolio  manager to manage a  Portfolio's  investments.  Frequent  transfers may cause the Portfolio to hold more cash than otherwise  necessary,  disrupt management  strategies,  increase  transaction costs, or affect performance.  The Annuity offers Sub-accounts  designed for Owners who wish to engage in frequent transfers (i.e., one or more of the Sub-accounts  corresponding to the ProFund  Portfolios and the AST Money Market  Portfolio),  and we encourage Owners seeking  frequent  transfers to utilize those
Sub-accounts.

In light of the risks  posed to Owners  and  other  investors  by  frequent  transfers,  we  reserve  the right to limit the  number of transfers  in any Annuity  Year for all  existing or new Owners and to take the other  actions  discussed  below.  We also  reserve the right to limit the number of transfers in any Annuity  Year or to refuse any  transfer  request for an Owner or certain  Owners if: (a)
we believe that excessive  transfer  activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental  effect on Unit  Values or the share  prices  of the  Portfolios;  or (b) we are  informed  by a  Portfolio  (e.g.,  by the
Portfolio's  portfolio  manager) that the purchase or redemption  of shares in the Portfolio  must be restricted  because the Portfolio believes the transfer  activity to which such purchase and  redemption  relates would have a detrimental  effect on the share prices of the affected  Portfolio.  Without  limiting the above,  the most likely  scenario where either of the above could occur would be if the aggregate  amount of a trade or trades  represented a relatively  large  proportion of the total assets of a particular  Portfolio.  In furtherance of our general  authority to restrict  transfers as described  above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

o        Once you have made 20 transfers  during an Annuity Year, we will accept any additional  transfer request during that year only if the request is submitted to us in writing with an original  signature and  otherwise is in good order.  For purposes of this 20 transfer limit, we (i) do not view a facsimile  transmission as a "writing",  (ii) will treat multiple transfer requests submitted on the  same  business  day as a single  transfer,  and  (iii)  do not  count  any  transfer  that  solely  involves  Sub-accounts corresponding  to any ProFund  Portfolio or the AST Money Market  Portfolio,  or any transfer that involves one of our  systematic programs, such as asset allocation and automated withdrawals.
o        With respect to each Sub-account  (other than the AST Money Market  Sub-account,  or a Sub-account  corresponding to a ProFund
     Portfolio),  we track amounts  exceeding a certain dollar threshold that were  transferred  into the Sub-account.  If you transfer such amount into a particular  Sub-account,  and within 30 calendar days thereafter transfer (the "Transfer Out") all or a portion of that amount into another  Sub-account,  then upon the Transfer Out, the former Sub-account  becomes restricted (the "Restricted
     Sub-account").  Specifically,  we will not permit subsequent transfers into the Restricted  Sub-account for 90 calendar days after the Transfer Out if the Restricted Sub-account invests in a non-international  Portfolio,  or 180 calendar days after the Transfer
     Out if the  Restricted  Sub-account  invests  in an  international  Portfolio.  For  purposes  of this  rule,  we (i) do not count transfers made in connection with one of our systematic programs,  such as asset allocation and automated  withdrawals and (ii) do not count any  transfer  that  solely  involves  Sub-accounts  corresponding  to any  ProFund  Portfolio  or the AST Money  Market
     Portfolio.  Even if an amount  becomes  restricted  under the foregoing  rules,  you are still free to redeem the amount from your
     Annuity at any time.
o        We reserve the right to effect  exchanges on a delayed basis for all  contracts.  That is, we may price an exchange  involving the  Sub-accounts  on the  business  day  subsequent  to the  business  day on which the  exchange  request was  received.  Before implementing such a practice, we would issue a separate written notice to Owners that explains the practice in detail.
o        If we deny one or more  transfer  requests  under the  foregoing  rules,  we will inform you or your  investment  professional promptly of the circumstances concerning the denial.
o        We will not implement these rules in jurisdictions  that have not authorized us to do so, or may implement  different rules in certain jurisdictions if required by such jurisdictions.

DO YOU OFFER DOLLAR COST AVERAGING?
Yes. We offer Dollar Cost Averaging during the accumulation  period.  Dollar Cost Averaging  allows you to  systematically  transfer an amount  each month from one  investment  option to one or more other  investment  options.  You can choose to transfer  earnings  only, principal plus earnings or a flat dollar amount.  Dollar Cost Averaging  allows you to invest  regularly each month,  regardless of the current unit value (or price) of the  Sub-account(s)  you invest in. This  enables you to purchase  more units when the market price is low and fewer units when the market price is high.  This may result in a lower  average cost of units over time.  However,  there is no guarantee  that  Dollar Cost  Averaging  will result in a profit or protect  against a loss in a declining  market.  We do not deduct a charge for participating in a Dollar Cost Averaging program.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You can Dollar Cost Average from variable  investment  options or Fixed  Allocations.  Dollar Cost Averaging from Fixed  Allocations is subject to a number of rules that include, but are not limited to the following:
|X|      You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X|      You may only Dollar Cost Average  earnings or principal plus earnings.  If transferring  principal plus earnings,  the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X|      Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

NOTE:  When a Dollar  Cost  Averaging  program is  established  from a Fixed  Allocation,  the fixed rate of interest we credit to your
Account  Value is applied to a  declining  balance due to the  transfers  of Account  Value to the  Sub-accounts  during the  Guarantee
Period.  This will reduce the effective rate of return on the Fixed Allocation over the Guarantee Period.

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American  Skandia may offer Fixed  Allocations with Guarantee  Periods of 6 months or 12 months  exclusively for use with a Dollar Cost
Averaging program ("DCA Fixed  Allocations").  DCA Fixed  Allocations are designed to automatically  transfer Account Value in either 6 or 12 payments under a Dollar Cost  Averaging  program.  Dollar Cost  Averaging  transfers will begin on the day following the date the
DCA Fixed  Allocation is established  and each month  following until the entire  principal  amount plus earnings is  transferred.  DCA
Fixed  Allocations may only be established  with your initial Purchase Payment or additional  Purchase  Payments.  You may not transfer existing Account Value to a DCA Fixed  Allocation.  We reserve the right to terminate  offering these special purpose Fixed Allocations at any time.
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Account  Value  allocated  to the DCA Fixed  Allocation  will be  transferred  to the  Sub-accounts  you choose  under the Dollar  Cost
Averaging  program.  If you terminate  the Dollar Cost  Averaging  program  before the entire  principal  amount plus earnings has been transferred to the  Sub-account(s),  you must transfer all remaining Account Value to any other investment  option.  Unless you provide alternate  instructions  at the time you terminate the Dollar Cost  Averaging  program,  Account Value will be  transferred  to the AST
Money Market  Sub-account.  Transfers from Fixed  Allocations  as part of a Dollar Cost  Averaging  program are not subject to a Market
Value  Adjustment.  However,  a Market Value Adjustment will apply if you terminate the Dollar Cost Averaging program before the entire principal amount plus earnings has been transferred to the Sub-account(s).

Dollar Cost Averaging program is not available if you elect the Guaranteed Return Option PlusSM or Guaranteed Return Option programs.

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes.  During the  accumulation  period,  we offer  automatic  rebalancing  among the variable  investment  options you choose.  You can choose  to have your  Account  Value  rebalanced  quarterly,  semi-annually,  or  annually.  On the  appropriate  date,  your  variable investment  options are rebalanced to the allocation  percentages you request.  For example,  over time the performance of the variable investment  options  will  differ,  causing  your  percentage  allocations  to shift.  With  automatic  rebalancing,  we  transfer  the appropriate  amount  from the  "overweighted"  Sub-accounts  to the  "underweighted"  Sub-accounts  to return your  allocations  to the percentages  you  request.  If you request a transfer  from or into any  variable  investment  option  participating  in the  automatic rebalancing  program,  we will assume that you wish to change your rebalancing  percentages as well, and will automatically  adjust the rebalancing percentages in accordance with the transfer unless we receive alternate instructions from you.

You must have a minimum Account Value of at least $10,000 to enroll in automatic  rebalancing.  All  rebalancing  transfers made on the same day as part of an automatic  rebalancing  program are  considered as one transfer when counting the number of transfers  each year toward the maximum number of free transfers. We do not deduct a charge for participating in an automatic rebalancing program.

DO YOU OFFER ANY ASSET ALLOCATION PROGRAMS?
Yes. During the  accumulation  period,  we offer  different  asset  allocation  programs  designed for American  Skandia by Morningstar
Associates,  LLC and  Ibbotson.  Each program is available to Annuity  Owners at no  additional  charge.  Each program is designed as a tool to enable  you and your  investment  professional  to  develop an asset  allocation  program  that is  appropriate  for you.  Your investment  professional  will help you to complete an investor  questionnaire  that will help you and your investment  professional to determine  whether  participating  in a program is appropriate for you and to determine your investment style from which you can choose the available model portfolios.  We offer programs where you and your investment  professional  choose from the available  Sub-accounts for each asset class in the model  portfolio you have chosen based on your answers to the  questionnaire.  You may change your selected
Sub-accounts  at any time. We also offer programs where the  Sub-accounts  for each asset class in each model  portfolio are designated based on an objective  evaluation of the available  Sub-accounts.  If you elect the second type of program,  the selected  Sub-accounts within a model portfolio may change  periodically.  Under these programs,  assets allocated to the program are rebalanced on a periodic basis based on suggested  changes to the allocation  percentages for an asset class within a model portfolio or based on changes in the value of the Sub-accounts.  Each asset allocation  program is subject to additional  limitations and restrictions  which are more fully described in the enrollment form for the programs.

Asset  allocation  is a  sophisticated  method of  diversification  which  allocates  assets  among  asset  classes  in order to manage investment  risk and enhance  returns over the long term.  However,  asset  allocation does not guarantee a profit or protect against a loss. You are not obligated to  participate or to invest  according to the program  recommendations.  American  Skandia does not intend to provide  any  personalized  investment  advice in  connection  with these  programs  and you  should not rely on these  programs  as providing  individualized  investment  recommendations  to you.  The asset  allocation  programs  do not  guarantee  better  investment results.  We reserve  the right to  terminate  or change the asset  allocation  programs  at any time.  You  should  consult  with your investment professional before electing any asset allocation program.

DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?
Yes. We offer two  different  programs for  investors  who wish to invest in the variable  investment  options but also wish to protect their  principal,  at least as of a specific date in the future.  They are the Balanced  Investment  Program and the Guaranteed  Return
Option PlusSM.  (The  Guaranteed  Return Option PlusSM (GRO PlusSM) is not yet available in all states.  In those states where GRO Plus is not  available  we offer the  Guaranteed  Return  Option  (GRO).)  Both the  Balanced  Investment  Program and GRO Plus allow you to allocate a portion of your Account Value to the available  variable  investment  options while ensuring that your Account Value will at least  equal your  contributions  adjusted  for  withdrawals  and  transfers  on a specified  date.  Under GRO Plus,  Account  Value is allocated  to and  maintained  in Fixed  Allocations  to the extent we, in our sole  discretion,  deem it is  necessary  to support our guarantee under the program.  This differs from the Balanced  Investment  Program where a set amount is allocated to a Fixed Allocation regardless of the  performance  of the  underlying  Sub-accounts  or the interest rate  environment  after the amount is allocated to a
Fixed  Allocation.  Generally,  more of your Account  Value will be allocated to the  variable  investment  options  under the GRO Plus program than under the Balanced  Investment Program (although in periods of poor market  performance,  low interest rates and/or as the option  progresses to its maturity date,  this may not be the case).  You may not want to use either of these programs if you expect to begin taking annuity  payments before the program would be completed.  In addition,  as with most return of premium  programs,  amounts that are available to allocate to the variable  investment  options may be substantially less than they would be if you did not elect a return of premium program.  This means that, if investment  experience in the variable  investment options were positive,  your Account
Value would grow at a slower rate than if you did not elect a return of premium  program and  allocated  all of your  Account  Value to the variable investment options.

Balanced Investment Program
We offer a balanced  investment  program  where a portion of your Account  Value is allocated to a Fixed  Allocation  and the remaining
Account Value is allocated to the variable  investment  options that you select.  When you enroll in the Balanced  Investment  Program, you choose the  duration  that you wish the  program to last.  This  determines  the  duration  of the  Guarantee  Period for the Fixed
Allocation.  Based on the fixed rate for the  Guarantee  Period  chosen,  we calculate  the portion of your Account  Value that must be allocated to the Fixed Allocation to grow to a specific  "principal amount" (such as your initial Purchase  Payment).  We determine the amount  based on the rates then in effect for the  Guarantee  Period you  choose.  If you  continue  the  program  until the end of the
Guarantee  Period and make no withdrawals or transfers,  at the end of the Guarantee  Period,  the Fixed  Allocation will have grown to equal the  "principal  amount".  Withdrawals  or  transfers  from the Fixed  Allocation  before the end of the  Guarantee  Period  will terminate  the program and may be subject to a Market Value  Adjustment.  You can transfer the Account  Value that is not  allocated to the Fixed  Allocation  between any of the  Sub-accounts  available  under the  Annuity.  Account  Value you  allocate  to the  variable investment  options  is  subject  to market  fluctuations  and may  increase  or  decrease  in  value.  We do not  deduct a charge  for participating in the Balanced Investment Program.

         Example
         Assume you invest  $100,000.  You choose a 10-year program and allocate a portion of your Account Value to a Fixed  Allocation with a 10-year  Guarantee Period.  The rate for the 10-year  Guarantee Period is ____%*.  Based on the fixed interest rate for the Guarantee  Period chosen,  the factor is 0._________  for  determining how much of your Account Value will be allocated to the Fixed  Allocation.  That means that  $_________will  be allocated to the Fixed Allocation and the remaining  Account Value
         ________ will be allocated to the variable  investment  options.  Assuming that you do not make any withdrawals from the Fixed
         Allocation,  it will grow to  $100,000  at the end of the  Guarantee  Period.  Of course  we cannot  predict  the value of the remaining Account Value that was allocated to the variable investment options.

*        The rate in this example is as of _______________, 2004.  This rate does not reflect the current rate for Guarantee Periods of this duration.

The Guaranteed  Return Option PlusSM (GRO PlusSM)  guarantees  that, after a seven-year  period  following  commencement of the program
("maturity  date") and on each  anniversary  of the  maturity  date  thereafter,  the Owner's  Account  Value will not be less than the
Account  Value on the  effective  date of the  program.  The  program  also  offers  the Owner the  option to elect a second,  enhanced guarantee amount at a higher Account Value subject to a separate  maturity period (and its  anniversaries).  The GRO PlusSM program may be appropriate if you wish to protect a principal  amount (called the "Protected  Principal  Value")  against market  downturns as of a specific date in the future,  but also wish to exercise control of your available Account Value among the variable  investment  options to participate in market  experience.  Under the GRO PlusSM program,  you give us the right to allocate amounts to Fixed Allocations as needed to support the  guarantees  provided.  The  available  Account  Value is the amount not  allocated to the Fixed  Allocations  to support  the  guarantees  provided.  There is a fee  associated  with  this  program.  See  "Living  Benefit  Programs,"  later in this
Prospectus, for more information about this program.

DOES MY INVESTMENT PROFESSIONAL HAVE PERMISSION TO MANAGE MY ACCOUNT?
Yes. Unless you direct  otherwise,  your investment  professional may direct the allocation of your Account Value and request financial transactions  between investment  options while you are living,  subject to our rules.  Unless you tell us otherwise,  we deem that all transactions  that are directed by your  investment  professional  with respect to your Annuity have been  authorized  by you. You must contact us  immediately  if and when you revoke  such  authority.  We will not be  responsible  for  acting on  instructions  from your investment  professional if you fail to inform us that such person's authority has been revoked.  We may also suspend,  cancel or limit these privileges at any time.  We will notify you if we do.

MAY I AUTHORIZE MY THIRD PARTY INVESTMENT ADVISOR TO MANAGE MY ACCOUNT?
Yes. You may engage your own  investment  advisor to manage your account.  These  investment  advisors may be firms or persons who also are appointed by us, or whose  affiliated  broker-dealers  are appointed by us, as authorized  sellers of the Annuity.  Even if this is the case,  however,  please note that the investment  advisor you engage to provide advice and/or make transfers for you, is not acting on our  behalf,  but rather is acting on your  behalf.  We do not offer  advice  about how to  allocate  your  Account  Value under any circumstance.  As such, we are not responsible for any  recommendations  such investment  advisors make, any investment models or asset allocation programs they choose to follow or any specific transfers they make on your behalf.

Any fee that is charged by your  investment  advisor is in addition to the fees and  expenses  that apply  under your  Annuity.  If you authorize your  investment  advisor to withdraw  amounts from your Annuity to pay for the  investment  advisor's fee, as with any other withdrawal  from your Annuity,  you may incur adverse tax  consequences,  a CDSC and/or a market value  adjustment.  Withdrawals to pay your  investment  advisor  generally  will also reduce the level of various  living and death benefit  guarantees  provided  (e.g.  the withdrawals will reduce  proportionately  the Annuity's  guaranteed  minimum death benefit We are not a party to the agreement you have with your investment  advisor and do not verify that amounts  withdrawn from your annuity,  including  amounts withdrawn to pay for the investment  advisor's  fee,  are  within  the terms of your  agreement  with  your  investment  advisor.  You  will,  however,  receive confirmations  of  transactions  that affect your Annuity.  If your investment  advisor has also acted as your investment  professional with  respect to the sale of your  Annuity,  he or she may be  receiving  compensation  for  services  provided  both as an  investment professional and investment  advisor.  Alternatively,  the investment advisor may compensate the investment  professional from whom you purchased  your  annuity  for the  referral  that led you to enter  into your  investment  advisory  relationship  with the  investment advisor.  If you  are  interested  in the  details  about  the  compensation  that  your  investment  advisor  and/or  your  investment professional receive in connection with your Annuity, you should ask them for more details.

We or an affiliate of ours may provide administrative support to licensed,  registered investment  professionals or investment advisors who you authorize to make financial  transactions on your behalf. We may require investment  professionals or investment advisors,  who are authorized by multiple  contract owners to make financial  transactions,  to enter into an  administrative  agreement with American
Skandia as a condition of our  accepting  transactions  on your behalf.  The  administrative  agreement may impose  limitations  on the investment  professional's  or investment  advisor's ability to request  financial  transactions on your behalf.  These limitations are intended to minimize the detrimental  impact of an investment  professional who is in a position to transfer large amounts of money for multiple  clients in a particular  Portfolio or type of portfolio or to comply with specific  restrictions or limitations  imposed by a
Portfolio(s) on American Skandia. The administrative  agreement may limit the available  investment options,  require advance notice of large  transactions,  or impose other trading  limitations  on your  investment  professional.  Your  investment  professional  will be informed of all such  restrictions on an ongoing basis. We may also require that your  investment  professional  transmit all financial transactions using the electronic trading  functionality  available through our Internet website  (www.americanskandia.prudential.com).
Limitations that we may impose on your investment  professional or investment advisor under the terms of the  administrative  agreement do not apply to financial transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus.

HOW DO THE FIXED ALLOCATIONS WORK?
We credit  the fixed  interest  rate to the Fixed  Allocation  throughout  a set  period of time  called a  "Guarantee  Period."  Fixed
Allocations  currently are offered with Guarantee  Periods from 1 to 10 years.  We may make Fixed  Allocations  of different  durations available in the future,  including Fixed Allocations  offered  exclusively for use with certain optional  investment  programs.  Fixed
Allocations  may not be available in all states and may not always be available for all Guarantee  Periods  depending on market factors and other considerations.
/
The interest  rate credited to a Fixed  Allocation  is the rate in effect when the  Guarantee  Period begins and does not change during the Guarantee  Period.  The rates are an effective annual rate of interest.  We determine the interest rates for the various  Guarantee
Periods.  At the time that we confirm  your Fixed  Allocation,  we will  advise  you of the  interest  rate in effect and the date your
Fixed  Allocation  matures.  We may change the rates we credit new Fixed  Allocations at any time. Any change in interest rate does not affect  Fixed  Allocations  that  were in  effect  before  the date of the  change.  To  inquire  as to the  current  rates  for  Fixed
Allocations, please call 1-800-766-4530.

A Guarantee Period for a Fixed Allocation begins:
|X|      when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X|      upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
|X|      when you "renew" a Fixed Allocation by electing a new Guarantee Period.

To the extent  permitted by law, we may  establish  different  interest  rates for Fixed  Allocations  offered to a class of Owners who choose to participate in various optional  investment programs we make available.  This may include,  but is not limited to, Owners who elect to use Fixed  Allocations  under a dollar  cost  averaging  program  (see "Do You Offer  Dollar Cost  Averaging?")  or a balanced investment  program (see "Do you offer  programs  designed to guarantee a "Return of Premium" at a future  date?").  The interest  rate credited to Fixed  Allocations  offered to this class of purchasers may be different than those offered to other  purchasers who choose the same Guarantee Period but who do not participate in an optional investment program.  Any such program is at our sole discretion.

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American Skandia may offer Fixed Allocations with Guarantee  Periods of 3 months or 6 months  exclusively for use as a short-term Fixed
Allocation  ("Short-term Fixed  Allocations").  Short-term Fixed Allocations may only be established with your initial Purchase Payment or additional  Purchase  Payments.  You may not transfer existing Account Value to a Short-term Fixed Allocation.  We reserve the right to terminate offering these special purpose Fixed Allocations at any time.
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On the Maturity Date of the Short-term  Fixed  Allocation,  the Account Value will be transferred to the  Sub-account(s)  you choose at the  inception of the  program.  If no  instructions  are  provided,  such Account  Value will be  transferred  to the AST Money Market
Sub-account.  Short-term  Fixed  Allocations  may not be renewed on the Maturity  Date.  If you  surrender  the Annuity or transfer any
Account Value from the Short-term  Fixed  Allocation to any other  investment  option before the end of the Guarantee  Period, a Market
Value Adjustment will apply.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific  formula for  determining  the fixed  interest rates for Fixed  Allocations.  Generally the interest rates we offer for Fixed  Allocations  will reflect the  investment  returns  available on the types of investments we make to support our fixed rate  guarantees.  These  investment  types may include  cash,  debt  securities  guaranteed by the United  States  government  and its agencies and  instrumentalities,  money market  instruments,  corporate debt obligations of different  durations,  private  placements, asset-backed  obligations  and municipal  bonds.  In  determining  rates we also  consider  factors such as the length of the Guarantee
Period for the Fixed  Allocation,  regulatory  and tax  requirements,  liquidity  of the markets for the type of  investments  we make, commissions,  administrative  and investment  expenses,  our insurance  risks in relation to the Fixed  Allocations,  general  economic trends and  competition.  Some of these  considerations  are similar to those we consider in determining  the Insurance  Charge that we deduct from Account Value allocated to the Sub-accounts.

We will credit  interest on a new Fixed  Allocation  in an existing  Annuity at a rate not less than the rate we are then  crediting to
Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The  interest  rate we  credit  for a  Fixed  Allocation  is  subject  to a  minimum.  Please  refer  to the  Statement  of  Additional
Information.  In certain states the interest rate may be subject to a minimum under state law or regulation.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?
If you transfer or withdraw  Account Value from a Fixed  Allocation more than 30 days before the end of its Guarantee  Period,  we will adjust the value of your investment  based on a formula,  called a "Market Value  Adjustment" or "MVA".  The amount of any Market Value
Adjustment  can be either  positive  or  negative,  depending  on the  movement  of a  combination  of Strip  Yields  on Strips  and an
Option-adjusted  Spread  (each as defined  below)  between  the time that you  purchase  the Fixed  Allocation  and the time you make a transfer  or  withdrawal.  The  Market  Value  Adjustment  formula  compares  the  combination  of  Strip  Yields  for  Strips  and the
Option-adjusted  Spreads  as of the  date the  Guarantee  Period  began  with  the  combination  of Strip  Yields  for  Strips  and the
Option-adjusted  Spreads as of the date the MVA is being  calculated.  In certain states the amount of any Market Value  Adjustment may be limited  under state law or  regulation.  If your Annuity is governed by the laws of that state,  any Market Value  Adjustment  that applies will be subject to our rules for complying with such law or regulation.

|X|      "Strips" are a form of security where  ownership of the interest  portion of United States  Treasury  securities are separated from ownership of the underlying principal amount or corpus.
|X|      "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.
|X|      "Option-adjusted  Spread" is the difference between the yields on corporate debt securities  (adjusted to disregard options on such  securities)  and  government  debt  securities  of  comparable  duration.  We currently  use the Merrill  Lynch 1 to 10 year
     Investment Grade Corporate Bond Index of Option-adjusted Spreads.

MVA Formula
The MVA formula is applied  separately to each Fixed  Allocation to determine the Account Value of the Fixed Allocation on a particular date.  The formula is as follows:

                                                      [(1+I) / (1+J+0.0010)]N/365
                                                                where:

                  I is the Strip  Yield as of the start date of the  Guarantee  Period for coupon  Strips  maturing at the end of the  applicable  Guarantee  Period  plus the  Option-adjusted  Spread.  If  there  are no
                  Strips  maturing  at that  time,  we will use the Strip  Yield for the  Strips  maturing  as soon as possible after the Guarantee Period ends.

                  J is the Strip Yield as of the date the MVA formula is being applied for coupon  Strips  maturing at the end of the  applicable  Guarantee  Period  plus the  Option-adjusted  Spread.  If  there  are no
                  Strips  maturing  at that  time,  we will use the Strip  Yield for the  Strips  maturing  as soon as possible after the Guarantee Period ends.

                  N is the number of days remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/365.

MVA Examples
The following hypothetical examples show the effect of the MVA in determining Account Value.  Assume the following:
|X|      On December 31, 2000,  you allocate  $50,000 into a Fixed  Allocation  with a Guarantee  Period of 5 years (e.g.  the Maturity
         Date is December 31, 2005).
|X|      The Strip Yields for coupon Strips  beginning on December 31, 2000 and maturing on December 31, 2005 plus the  Option-adjusted
         Spread is 5.50% (I = 5.50%).
|X|      You make no  withdrawals  or transfers  until you decided to withdraw  the entire Fixed  Allocation  after  exactly  three (3)
         years, therefore 730 days remain before the Maturity Date (N = 730).

Example of Positive MVA
Assume  that at the  time  you  request  the  withdrawal,  the  Strip  Yields  for  Strips  maturing  on  December  31,  2005  plus the
Option-adjusted Spread is 4.00%  (J = 4.00%).  Based on these assumptions, the MVA would be calculated as follows:

                                  MVA Factor = [(1+I)/(1+J+0.0010)]N/365 = [1.055/1.041]2 = 1.027078
                                                      Interim Value = $57,881.25
                                   Account Value after MVA = Interim Value X MVA Factor = $59,448.56

Example of Negative MVA
Assume  that at the  time  you  request  the  withdrawal,  the  Strip  Yields  for  Strips  maturing  on  December  31,  2005  plus the
Option-adjusted Spread is 7.00% (J = 7.00%).  Based on these assumptions, the MVA would be calculated as follows:

                                  MVA Factor = [(1+I)/(1+J+0.0010)]N/365 = [1.055/1.071)]2 = 0.970345
                                                      Interim Value = $57,881.25
                                  Account Value after MVA = Interim Value X MVA Factor = $56,164.78.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The "Maturity  Date" for a Fixed  Allocation  is the last day of the  Guarantee  Period.  Before the Maturity  Date,  you may choose to renew the Fixed  Allocation  for a new Guarantee  Period of the same or different  length or you may transfer all or part of that Fixed
Allocation's  Account  Value to another  Fixed  Allocation  or to one or more  Sub-accounts.  We will not charge a MVA if you choose to renew a Fixed  Allocation  on its Maturity  Date or transfer the Account  Value to one or more  variable  investment  options.  We will notify you before  the end of the  Guarantee  Period  about the fixed  interest  rates  that we are  currently  crediting  to all Fixed
Allocations that are being offered.  The rates being credited to Fixed Allocations may change before the Maturity Date.

If you do not specify how you want a Fixed  Allocation  to be allocated on its Maturity  Date,  we will then transfer the Account Value of the  Fixed  Allocation  to the AST  Money  Market  Sub-account.  You can then  elect to  allocate  the  Account  Value to any of the
Sub-accounts or to a new Fixed Allocation.

A Fixed Allocation is subject to the MVA as of the date we move Account Value out of the Fixed  Allocation,  unless that date coincides with the end of the applicable Fixed Allocation's  Guarantee Period.  Therefore,  when electing Fixed Allocations,  you should consider whether the  Guarantee  Period you select would end past your Annuity Date or other date that would require a movement of Account Value out of the Fixed Allocation.

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During the  accumulation  period you can access your Account Value  through  Partial  Withdrawals,  Systematic  Withdrawals,  and where required for tax  purposes,  Minimum  Distributions.  You can also  surrender  your Annuity at any time. We may deduct a portion of the
Account Value being  withdrawn or  surrendered  as a CDSC. If you  surrender  your Annuity,  in addition to any CDSC, we may deduct the
Annual  Maintenance  Fee,  any Tax Charge  that  applies and the charge for any  optional  benefits.  We may also apply a Market  Value
Adjustment  to any Fixed  Allocations.  Certain  amounts  may be  available  to you each  Annuity  Year that are not subject to a CDSC.
These are  called  "Free  Withdrawals."  In  addition,  under  certain  circumstances,  we may waive the CDSC for  surrenders  made for qualified  medical reasons or for  withdrawals  made to satisfy Minimum  Distribution  requirements.  Unless you notify us differently, withdrawals  are taken pro-rata based on the Account Value in the investment  options at the time we receive your  withdrawal  request.
Each of these types of distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period
A distribution  during the  accumulation  period is deemed to come first from any "gain" in your Annuity and second as a return of your
"tax  basis",  if any.  Distributions  from your  Annuity  are  generally  subject to  ordinary  income  taxation  on the amount of any investment  gain unless the  distribution  qualifies as a non-taxable  exchange or transfer.  If you take a  distribution  prior to the taxpayer's  age 59 1/2, you may be subject to a 10% penalty in addition to ordinary  income  taxes on any gain.  You may wish to consult a professional tax advisor for advice before requesting a distribution.

During the Annuitization Period
During the  annuitization  period,  a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the payment.  The Code and  regulations  have  "exclusionary  rules" that we use to determine  what portion of each annuity payment  should  be  treated  as a  return  of any tax  basis  you have in the  Annuity.  Once the tax  basis in the  Annuity  has been distributed,  the  remaining  annuity  payments  are  taxable as  ordinary  income.  The tax basis in the  Annuity  may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal during the accumulation period.

|X|      To meet liquidity  needs,  you can withdraw a limited amount from your Annuity during each of Annuity Years 1-8 without a CDSC being  applied.  We call this the "Free  Withdrawal"  amount.  The Free  Withdrawal  amount is not  available if you choose to surrender  your  Annuity.  Amounts  withdrawn  as a Free  Withdrawal  do not  reduce  the amount of CDSC that may apply upon a subsequent withdrawal or surrender of the Annuity.  The minimum Free Withdrawal you may request is $100.

|X|      You can also make  withdrawals  in excess of the Free  Withdrawal  amount.  We call this a  "Partial  Withdrawal."  The amount that you may withdraw will depend on the Annuity's  Surrender  Value. The Surrender Value is equal to your Account Value minus any CDSC, the Annual  Maintenance Fee, the Tax Charge,  any charges for optional benefits and any Market Value Adjustment that may apply to any Fixed  Allocations.  After any Partial  Withdrawal,  your  Annuity  must have a  Surrender  Value of at least
         $1,000,  or we may treat the Partial  Withdrawal  request as a request to fully  surrender your Annuity.  The minimum  Partial
         Withdrawal you may request is $100.

When we determine if a CDSC applies to Partial  Withdrawals and Systematic  Withdrawals,  we will first determine what, if any, amounts qualify as a Free  Withdrawal.  Those amounts are not subject to the CDSC.  Partial  Withdrawals  or Systematic  Withdrawals of amounts greater than the maximum Free Withdrawal amount will be subject to a CDSC.

You may request a withdrawal  for an exact dollar  amount after  deduction  of any CDSC that  applies  (called a "net  withdrawal")  or request a gross  withdrawal  from which we will deduct any CDSC that  applies,  resulting  in less money being  payable to you than the amount you  requested.  If you  request a net  withdrawal,  the amount  deducted  from your  Account  Value to pay the CDSC may also be subject to a CDSC.

Partial Withdrawals may also be available following annuitization but only if you choose certain annuity payment options.

To  request  the forms  necessary  to make a  withdrawal  from your  Annuity,  call  1-800-766-4530  or visit our  Internet  Website at
www.americanskandia.prudential.com.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?

Annuity Years 1-8
The  maximum  Free  Withdrawal  amount  during  each of  Annuity  Years 1 through  8 (when a CDSC  would  otherwise  apply to a partial withdrawal or surrender of your initial  Purchase  Payments) is 10% of all Purchase  Payments.  We may apply a Market Value  Adjustment to any Fixed  Allocations.  The 10% Free  Withdrawal  amount is not  cumulative.  Withdrawals of amounts  greater than the maximum Free
Withdrawal  amount are treated as a withdrawal of Purchase  Payments and will be assessed a CDSC during  Annuity Years 1 through 8. If, during  Annuity Years 1 through 8, all Purchase  Payments  withdrawn are subject to a CDSC,  then any  subsequent  withdrawals  will be withdrawn  from any gain in the Annuity.  If you do not make a Free  Withdrawal  during an Annuity  Year,  you are not allowed to carry over the Free Withdrawal amount to the next Annuity Year.

Annuity Years 9+
After Annuity Year 8, you can surrender your Annuity or make a partial  withdrawal  without a CDSC being deducted from the amount being withdrawn.

NOTE:  Amounts  that you have  withdrawn  as a Free  Withdrawal  will not reduce  the amount of any CDSC that we deduct if,  during the first eight (8) Annuity Years, you make a partial withdrawal or choose to surrender the Annuity.

Examples
1.       Assume  you make an  initial  Purchase  Payment  of  $10,000  and make no  additional  Purchase  Payments.  The  maximum  Free
     Withdrawal amount during each of the first eight Annuity Years would be 10% of $10,000, or $1,000.

2.       Assume you make an initial  Purchase  Payment of $10,000 and make an additional  Purchase Payment of $5,000 in Annuity Year 6.
     The maximum Free Withdrawal  amount during Annuity Years 7 and 8 would be 10% of $15,000,  or $1,500.  Beginning in Annuity Year 9
     and thereafter,  you can surrender your Annuity or make a partial  withdrawal  without a CDSC being deducted from the amount being withdrawn.

3.       Assume you make an initial  Purchase  Payment of $10,000 and take a Free  Withdrawal  of $500 in Annuity  Year 6 and $1,000 in
     Annuity Year 7. If you surrender your Annuity in Annuity Year 8, the CDSC will be assessed  against the initial  Purchase  Payment amount  ($10,000),  not the amount of Purchase  Payments  reduced by the amounts  that were  withdrawn  under the Free  Withdrawal provision.

IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?
A CDSC may be assessed  against a Partial  Withdrawal  during the first eight (8) Annuity Years.  Whether a CDSC applies and the amount to be charged depends on whether the Partial  Withdrawal  exceeds any Free Withdrawal  amount and, if so, the number of years that have elapsed since the Issue Date of the Annuity.

1.       If you request a Partial  Withdrawal,  we determine if the amount you  requested is available as a Free  Withdrawal  (in which case it would not be subject to a CDSC);
2.       If the amount  requested  exceeds the  available  Free  Withdrawal  amount,  we  determine if a CDSC will apply to the Partial
     Withdrawal  based on the number of years that have  elapsed  since the Annuity was issued.  The  maximum  Free  Withdrawal  amount during each of Annuity Years 1 through 8 is 10% of all Purchase  Payments.  Withdrawals  of amounts  greater than the maximum Free
     Withdrawal  amount are treated as a  withdrawal  of Purchase  Payments and will be assessed a CDSC.  If,  during  Annuity  Years 1 through 8, all Purchase Payments are withdrawn subject to a CDSC, then any subsequent  withdrawals will be withdrawn from any gain in the Annuity.

3.       If the amount  requested  exceeds the amounts  available under Item #2 above, we withdraw the remaining  amount from any other
     Account Value.
|X|      If the Annuity has been in effect for less than eight  complete  years,  a CDSC will be charged on the amount of the  Purchase
         Payment being withdrawn, according to the CDSC table.
|X|      If the Annuity has been in effect for more than eight complete years, no CDSC will be charged on the amount being withdrawn.

For  purposes of  calculating  the CDSC on a partial  withdrawal,  the  Purchase  Payments  being  withdrawn  may be greater  than your remaining  Account  Value or the amount of your  withdrawal  request.  This is most likely to occur if you have made prior  withdrawals under the Free Withdrawal provision or if your Account Value has declined in value due to negative market performance.

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. We call these "Systematic  Withdrawals."  You can receive  Systematic  Withdrawals of earnings only,  principal plus earnings or a flat  dollar  amount.  Systematic  Withdrawals  during the first eight (8) Annuity  Years may be subject to a CDSC.  We will  determine whether a CDSC applies and the amount in the same way as we would for a Partial Withdrawal.

Systematic  Withdrawals can be made from Account Value allocated to the variable  investment options or Fixed  Allocations.  Generally,
Systematic  Withdrawals from Fixed Allocations are limited to earnings accrued after the program of Systematic  Withdrawals  begins, or payments of fixed dollar  amounts that do not exceed such  earnings.  Systematic  Withdrawals  are  available on a monthly,  quarterly, semi-annual  or annual  basis.  The  Surrender  Value of your  Annuity  must be at least  $20,000  before we will  allow you to begin a program of Systematic Withdrawals.

The minimum  amount for each  Systematic  Withdrawal  is $100.  If any  scheduled  Systematic  Withdrawal is for less than $100, we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled Systematic Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?
Yes. If your Annuity is used as a funding vehicle for certain  retirement  plans that receive special tax treatment under Sections 401,
403(b) or 408 of the Code,  Section  72(t) of the Code may provide an exception to the 10% penalty tax on  distributions  made prior to age 59 1/2if you elect to receive  distributions as a series of "substantially  equal periodic  payments".  Distributions  received under this  provision in any Annuity Year that exceed the maximum  amount  available as a free  withdrawal  will be subject to a CDSC. We may apply a Market Value  Adjustment to any Fixed  Allocations.  To request a program that complies with Section 72(t), you must provide us with certain  required  information in writing on a form  acceptable to us. We may require  advance notice to allow us to calculate the amount of 72(t)  withdrawals.  The  Surrender  Value of your  Annuity  must be at least  $20,000  before  we will  allow you to begin a program for withdrawals under Section 72(t).  The minimum amount for any such withdrawal is $100.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments before age 59 1/2that are not subject to the 10% penalty.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum  Distributions  are a type of Systematic  Withdrawal we allow to meet distribution  requirements  under Sections 401, 403(b) or
408 of the Code.  Under the Code,  you may be required to begin  receiving  periodic  amounts from your Annuity.  In such case, we will allow you to make  Systematic  Withdrawals  in amounts that satisfy the minimum  distribution  rules under the Code. We do not assess a
CDSC on Minimum  Distributions  from your Annuity if you are required by law to take such  Minimum  Distributions  from your Annuity at the time it is taken.  However,  a CDSC may be  assessed  on that  portion of a  Systematic  Withdrawal  that is taken to  satisfy  the minimum  distribution  requirements  in relation to other  savings or  investment  plans under  other  qualified  retirement  plans not maintained with American Skandia.

The amount of the required Minimum  Distribution for your particular  situation may depend on other annuities,  savings or investments.
We will only  calculate  the amount of your required  Minimum  Distribution  based on the value of your  Annuity.  We require three (3)
days advance  written notice to calculate and process the amount of your  payments.  You may elect to have Minimum  Distributions  paid out monthly,  quarterly,  semi-annually or annually.  The $100 minimum that applies to Systematic Withdrawals does not apply to Minimum
Distributions.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments and satisfying the Minimum Distribution requirements under the Code.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes.  During the  accumulation  period you can  surrender  your Annuity at any time.  Upon  surrender,  you will receive the  Surrender
Value.  Upon surrender of your Annuity, you will no longer have any rights under the Annuity.

For purposes of calculating the CDSC on surrender,  the Purchase  Payments being  withdrawn may be greater than your remaining  Account
Value or the  amount  of your  withdrawal  request.  This is most  likely to occur if you have made  prior  withdrawals  under the Free
Withdrawal  provision or if your Account Value has declined in value due to negative  market  performance.  We may apply a Market Value
Adjustment to any Fixed Allocations.

Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

To  request  the  forms   necessary   to  surrender   your   Annuity,   call   1-800-766-4530   or  visit  our   Internet   Website  at
www.americanskandia.prudential.com.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where  permitted by law,  you may request to surrender  your  Annuity  prior to the Annuity Date without  application  of any CDSC upon occurrence of a  medically-related  "Contingency  Event". We may apply a Market Value Adjustment to any Fixed  Allocations.  The amount payable will be your Account Value.

This waiver of any applicable CDSC is subject to our rules, including but not limited to the following:
|X|      the Annuitant must be alive as of the date we pay the proceeds of such surrender request;
|X|      if the Owner is one or more natural persons, all such Owners must also be alive at such time;
|X|      we must receive  satisfactory  proof of the Annuitant's  confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us; and
|X|      this benefit is not available if the total Purchase  Payments  received  exceed  $500,000 for all annuities  issued by us with this benefit where the same person is named as Annuitant.

The  Annuitant  must have been named or any  change of  Annuitant  must have been  accepted  by us,  prior to the  "Contingency  Event"
described above in order to qualify for a medically-related surrender.

The  definitions  of "Medical Care  Facility" and "Fatal  Illness," as well as additional  terms and  conditions,  are provided in your
Annuity.  Specific details and definitions in relation to this benefit may differ in certain jurisdictions.

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity  options  available that provide fixed annuity  payments,  variable  payments or adjustable  payments.  Fixed options  provide the same  amount with each  payment.  Variable  options  generally  provide a payment  which may  increase or decrease depending on the investment  performance of the  Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options provide a fixed payment that is periodically  adjusted based on current  interest rates. We do not guarantee to make any annuity payment options  available in the future.  For additional  information on annuity payment options you may request a Statement of Additional Information.

When you  purchase an Annuity,  or at a later date,  you may choose an Annuity  Date,  an annuity  option and the  frequency of annuity payments.  You may change  your  choices  before the  Annuity  Date under the terms of your  contract.  A maximum  Annuity  Date may be required  by law.  The  Annuity  Date may depend on the  annuity  option you  choose.  Certain  annuity  options  may not be  available depending on the age of the Annuitant.

Certain of these annuity  options may be available to  Beneficiaries  who choose to receive the Death  Benefit  proceeds as a series of payments instead of a lump sum payment.

Option 1
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this section) is the person or persons upon whose life annuity  payments are based. No additional  annuity  payments are made after the death of the key life.  Since no minimum number of payments is guaranteed,  this option offers the largest amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one  payment  will be payable if the death of the key life occurs before the date the second  payment was due,  and no other  payments  nor death  benefits  would be payable.  This Option is  currently available on a fixed or variable basis.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 2
Payments  Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint  lifetime of two key lives,  and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the  survivor's  death.  No minimum number of payments is  guaranteed  under this option.  It is possible that only one payment will be payable if the death of all the key lives occurs  before the date the second  payment was due, and no other  payments or death  benefits  would be payable.  This Option is currently available on a fixed or variable basis.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 3
Payments for Life with a Certain  Period:  Under this option,  income is payable until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary until the end of such  period.  This Option is  currently  available  on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this  option,  you can request  partial or full  surrender  of the annuity and receive its then current cash value (if any)
subject to our rules.

Option 4
Fixed Payments for a Certain Period:  Under this option,  income is payable  periodically for a specified number of years. If the payee dies  before the end of the  specified  number of years,  the  remaining  payments  are paid to the  Beneficiary  until the end of such period.  Note that under this option,  payments are not based on any  assumptions of life  expectancy.  Therefore,  that portion of the
Insurance  Charge  assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner  selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
Variable Payments for Life with a Cash Value:  Under this option,  benefits are payable  periodically  until the death of the key life.
Benefits may increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also  varies  with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile  investment performance so that negative  investment  performance  does not  automatically  result in a decrease in the annuity payment each month, and positive  investment  performance  does not  automatically  result in an increase in the annuity  payment  each month.  The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the Beneficiary in a lump sum or as periodic  payments.  Under this option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
Variable  Payments for Life with a Cash Value and Guarantee:  Under this option,  benefits are payable as described in Option 5; except that,  while the key life is alive,  the annuity  payment will not be less than a guaranteed  amount,  which  generally is equal to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the Beneficiary in a lump sum or as periodic  payments.  Under this option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless  prohibited  by law, we require that you elect either a life annuity or an annuity with a certain  period of at least 5 years if any CDSC would apply were you to  surrender  your  Annuity on the Annuity  Date.  Therefore,  choosing an Annuity  Date within four (4)
years of the Issue Date of the Annuity may limit the available  annuity  payment  options.  Certain  annuity payment options may not be available if your Annuity Date occurs during the period that a CDSC would apply.

If you have not provided us with your Annuity Date or annuity payment option in writing, then:
|X|      the Annuity Date will be the first day of the calendar  month  following  the later of the  Annuitant's  85th  birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and
|X|      the annuity  payments,  where  allowed by law,  will be  calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments (Options 1-4)
If you choose to receive fixed annuity payments,  you will receive equal  fixed-dollar  payments  throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment  frequency you select.  Generally,  the first annuity  payment is  determined  by  multiplying  the  Account  Value,  minus any state  premium  taxes  that may apply,  by the factor determined  from our table of annuity  rates.  The table of annuity rates differs based on the type of annuity chosen and the frequency of payment  selected.  Our rates will not be less than our guaranteed  minimum rates.  These guaranteed  minimum rates are derived from the a2000  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where  required by law or regulation, such  annuity  table will have  rates that do not differ  according  to the gender of the key life.  Otherwise,  the rates will  differ according to the gender of the key life.

Variable Annuity Payments
We offer three  different  types of variable  annuity  payment  options.  The first annuity  payment will be calculated  based upon the assumed  investment  return  ("AIR").  You  select the AIR  before we start to make  annuity  payments.  You will not  receive  annuity payments  until you choose an AIR.  The  remaining  annuity  payments  will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR,  as well as,  other  factors  described  below.  The greater the AIR,  the greater the first  annuity  payment.  A higher AIR may result in smaller  potential  growth in the annuity  payments.  A lower AIR results in a lower initial annuity  payment.
Within payment options 1-3, if the Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments will be the same as the first  annuity  payment.  If the  Sub-accounts  you choose  perform  better than the AIR,  then  subsequent  annuity payments will be higher than the first annuity  payment.  If the  Sub-accounts  you choose perform worse than the AIR, then  subsequent annuity  payments will be lower than the first.  Within payment  options 5 and 6, the cash value for the Annuitant  (while alive) and a variable  period of time during which annuity  payments will be made whether or not the Annuitant is still alive are adjusted  based on the  performance of the  Sub-accounts  relative to the AIR;  however,  subsequent  annuity  payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

|X|      Variable Payments (Options 1-3)
         We calculate  each annuity  payment  amount by  multiplying  the number of units  scheduled to be redeemed under a schedule of units for each  Sub-account by the Unit Value of each  Sub-account  on the annuity  payment date. We determine the schedule of units  based on your  Account  Value  (minus any premium tax that  applies) at the time you elect to begin  receiving  annuity payments.  The schedule of units will vary based on the annuity  payment  option  selected,  the length of any certain  period
         (if  applicable),  the  Annuitant's  age and gender (if annuity  payments are due for the life of the  Annuitant) and the Unit
         Value of the Sub-accounts  you initially  selected on the Issue Date. The calculation is performed for each  Sub-account,  and the sum of the Sub-account  calculations equals the amount of your annuity payment.  Other than to fund annuity payments,  the number  of units  allocated  to each  Sub-account  will not  change  unless  you  transfer  among the  Sub-accounts  or make a withdrawal (if allowed).  You can select one of three AIRs for these options: 3%, 5% or 7%.

|X|      Stabilized Variable Payments (Option 5)
         This option  provides  guaranteed  payments for life, a cash value for the Annuitant  (while  alive) and a variable  period of time during which  annuity  payments  will be made  whether or not the  Annuitant  is still  alive.  We calculate  the initial annuity  payment  amount by  multiplying  the number of units  scheduled to be redeemed  under a schedule of units by the Unit
         Values  determined on the  annuitization  date. The schedule of units is established  for each  Sub-account  you choose on the annuitization  date based on the applicable  benchmark  rate,  meaning the AIR, and the annuity  factors.  The annuity factors reflect our  assumptions  regarding  the costs we expect to bear in  guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate,  the  annuitant's  attained age and gender (where  permitted).  Unlike  variable  payments
         (described  above) where each payment can vary based on Sub-account  performance,  this payment option  cushions the immediate impact of Sub-account  performance  by adjusting the length of the time during which annuity  payments will be made whether or not the Annuitant is alive while generally  maintaining a level annuity payment amount.  Sub-account  performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance  that is less than a benchmark rate will generally  shorten the period.  If the period reaches zero and the Annuitant is still alive,  Annuity Payments  continue, however,  the annuity  payment  amount will vary  depending  on  Sub-account  performance,  similar to  conventional  variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above). In addition to the  stabilization  feature,  this option also guarantees that variable annuity payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity  payment  options are described in greater detail in a separate  prospectus  which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable  annuity payment option  available.  Adjustable  annuity  payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity payments.  The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

LIVING BENEFIT PROGRAMS

DO YOU OFFER PROGRAMS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY ARE ALIVE?
American  Skandia offers three different  optional  benefits,  for an additional  charge,  that can provide  investment  protection for
Owners while they are alive.  Notwithstanding  the additional  protection  provided under the optional  Living  Benefit  Programs,  the additional  cost has the impact of reducing net  performance of the investment  options.  Each optional  benefit offers a distinct type of guarantee,  regardless of the performance of variable  investment  options,  that may be appropriate for you depending on the manner in which you intend to make use of your annuity  while you are alive.  Depending  on which  optional  benefit you choose,  you can have substantial flexibility to invest in variable investment options while:
|X|      protecting a principal amount from decreases in value as of specified future dates;
|X|      taking withdrawals with a guarantee that you will be able to withdraw not less than a principal amount over time; or
|X|      guaranteeing  a minimum  amount of growth  will be applied to your  principal,  if it is to be used as the basis for  lifetime income payments beginning after a waiting period.

Below is a brief summary of the three "living  benefits" that American  Skandia offers.  Please refer to the benefit  description for a complete  description  of the terms,  conditions  and  limitations of each optional  benefit.  You should consult with your  investment professional to determine if any of these optional  benefits may be appropriate for you based on your financial  needs.  There are many factors to  consider,  but we note that among them you may want to evaluate  the tax  implications  of these  different  approaches  to meeting your needs,  both between these benefits and in comparison to other potential  solutions to your needs (e.g.  comparing the tax implications of the withdrawal benefit and annuity payments).

I.       The Guaranteed  Return Option PlusSM (GRO PlusSM)  guarantees  that, after a seven-year  period following  commencement of the program ("maturity date") and on each anniversary of the maturity date thereafter,  the Owner's Account Value will not be less than the Account Value on the effective  date of the program.  The program also offers the Owner the option to elect a  second,  enhanced  guarantee  amount  at a higher  Account  Value  subject  to a  separate  maturity  period  (and its anniversaries).  The GRO  PlusSM  program  may be  appropriate  if you wish to protect a  principal  amount  (called  the
              "Protected  Principal  Value")  against market  downturns as of a specific date in the future,  but also wish to exercise control of your  available  Account Value among the variable  investment  options to  participate  in market  experience.
              Under the GRO PlusSM  program,  you give us the right to allocate  amounts to Fixed  Allocations as needed to support the guarantees  provided.  The available Account Value that may be allocated among your variable investment options are those amounts not allocated to the Fixed Allocations to support the guarantees provided.

II.      The Guaranteed  Minimum  Withdrawal  Benefit (GMWB)  guarantees the Owner's ability to make cumulative  withdrawals  over time equal to an initial principal value (called the "Protected  Withdrawal  Value"),  regardless of decreases in your Account
              Value due to market  losses.  The GMWB program may be appropriate  if you intend to make periodic  withdrawals  from your
              Annuity  and wish to ensure  that  market  performance  will not  affect  your  ability  to  receive  guaranteed  minimum withdrawals.  Taking income as withdrawals,  rather than annuity  payments,  may be less tax efficient for  non-qualified uses of the Annuity,  but provides  greater  control over the timing and amount of  withdrawals  during the  accumulation period, as well as continuing the Annuity's other benefits, such as the death benefit.

III.     The Guaranteed  Minimum Income Benefit (GMIB) guarantees the Owner's ability,  after a minimum  seven-year  waiting period, to begin receiving income from the Annuity in the form of annuity  payments based on your total purchase  payments under the contract and an annual increase of 5% on such Purchase  Payments,  adjusted for withdrawals,  regardless of the impact of market  performance on your Account Value.  The GMIB program may be appropriate if you anticipate using your Annuity as a future  source of periodic  fixed income  payments for the  remainder of your life and wish to ensure that the basis upon which your income  payments will be calculated  will achieve at least a minimum  amount  despite  fluctuations  in market performance.

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The GRO PlusSM,  GMWB or GMIB programs may only be elected  individually,  and cannot be elected in combination with each other. Any of the living  benefits can be elected with any of the  optional  death  benefits we currently  make  available.  We deduct an  additional charge if you elect any of these  optional  benefits to compensate  American  Skandia for the  additional  insurance  risk we assume in providing the applicable guarantee under each optional benefit.
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GUARANTEED RETURN OPTION PlusSM (GRO PlusSM)

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The  Guaranteed  Return Option Plus  described  below is only being offered in those  jurisdictions  where we have received  regulatory approval,  and will be  offered  subsequently  in other  jurisdictions  when we receive  regulatory  approval  in those  jurisdictions.
Certain terms and  conditions  may differ  between  jurisdictions  once  approved.  The program can be elected by new purchasers on the
Issue Date of their  Annuity,  and can be elected  by  existing  Annuity  Owners on either the  anniversary  of the Issue Date of their
Annuity or on a date other than that  anniversary,  as described  below under "Election of the Program".  The Guaranteed  Return Option
Plus is not  available if you elect the  Guaranteed  Return  Option  program  (and it is  currently  active),  the  Guaranteed  Minimum
Withdrawal  Benefit rider,  the  Guaranteed  Minimum Income  Benefit  rider,  Dollar Cost  Averaging  program or Systematic  Withdrawal programs that involve transfers out of the Fixed Allocations.
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We offer a program that, after a seven-year  period  following  commencement of the program (we refer to the end of that period and any applicable  subsequent  period as the  "maturity  date") and on each  anniversary  of the maturity  date  thereafter  while the program remains in effect,  guarantees  your  Account  Value will not be less than your  Account  Value on the  effective  date of your program
(called the "Protected  Principal Value").  The program also offers you the opportunity to elect a second,  enhanced  guaranteed amount at a later date if your Account Value has increased,  while preserving the guaranteed amount  established on the effective date of your program.  The enhanced  guaranteed amount (called the "Enhanced  Protected  Principal Value")  guarantees that, after a separate period following  election of the enhanced  guarantee and on each  anniversary  thereafter  while this enhanced  guarantee  amount  remains in effect, your Account Value will not be less than your Account Value on the effective date of your election of the enhanced guarantee.

The program monitors your Account Value daily and, if necessary,  systematically  transfers amounts between variable investment options you choose and Fixed  Allocations  used to support the Protected  Principal  Value(s).  The program may be  appropriate  if you wish to protect a principal  amount  against  market  downturns  as of a specific  date in the future,  but also wish to invest in the variable investment  options to  participate in market  performance.  There is an additional  charge if you elect the  Guaranteed  Return Option
Plus program.

The guarantees  provided by the program exist only on the applicable  maturity  date(s) and on each anniversary of the maturity date(s)
thereafter.  However,  due to the ongoing  monitoring  of your  Account  Value and the transfer of Account  Value  between the variable investment  options  and the Fixed  Allocations  to support  our future  guarantees,  the program  may  provide  some  protection  from significant  market losses if you choose to surrender the Annuity or begin  receiving  annuity  payments  prior to a maturity date. For this same reason, the program may limit your ability to benefit from market increases while it is in effect.

KEY FEATURE - Protected Principal Value/Enhanced Protected Principal Value
The Guaranteed Return Option Plus offers a base guarantee as well as the option of electing an enhanced guarantee at a later date.
|X|      Base Guarantee:  Under the base guarantee,  American  Skandia  guarantees that on the maturity date and on each anniversary of the maturity date thereafter that the program remains in effect,  your Account Value will be no less than the Protected  Principal
     Value. On the maturity date and on each  anniversary  after the maturity date that the program remains in effect,  if your Account
     Value is below the Protected  Principal Value,  American  Skandia will apply  additional  amounts to your Annuity from its general account to increase your Account Value to be equal to the Protected Principal Value.

|X|      Enhanced  Guarantee:  On any  anniversary  following  commencement  of the program,  you can establish an enhanced  guaranteed amount based on your current  Account  Value.  Under the enhanced  guarantee,  American  Skandia  guarantees  that at the end of a specified  period  following  the  election of the enhanced  guarantee  (also  referred to as its  "maturity  date"),  and on each anniversary of the maturity date thereafter that the enhanced  guaranteed amount remains in effect,  your Account Value will be no less than the Enhanced  Protected  Principal  Value.  You can elect an enhanced  guarantee more than once;  however,  a subsequent election  supersedes  the prior  election of an enhanced  guarantee.  Election of an enhanced  guarantee  does not impact the base guarantee.  In addition,  you may elect an "auto  step-up"  feature  that will  automatically  increase  your base  guarantee  (or enhanced  guarantee,  if  previously  elected) on each  anniversary  of the program (and create a new maturity  period for the new enhanced  guarantee) if the Account Value as of that anniversary  exceeds the existing base guarantee (or enhanced  guarantee,  if previously  elected)  by 7% or more.  You may also  elect to  terminate  an  enhanced  guarantee.  If you elect to  terminate  the enhanced  guarantee,  the base guarantee will remain in effect.  If you have elected the enhanced  guarantee,  on the  guarantee's maturity date and on each  anniversary of the maturity date thereafter that the enhanced  guarantee  amount remains in effect,  if your Account  Value is below the Enhanced  Protected  Principal  Value,  American  Skandia will apply  additional  amounts to your
     Annuity from its general account to increase your Account Value to be equal to the Enhanced Protected Principal Value.

Any amounts added to your Annuity to support our guarantees under the program will be applied to any Fixed  Allocations  first and then to the  sub-accounts  pro rata, based on your most recent  allocation  instructions in accordance with the allocation  mechanism we use under the program.  We will notify you of any amounts  added to your  Annuity  under the program.  If our  assumptions  are correct and the  operations  relating to the  administration  of the program work  properly,  we do not expect that we will need to add  additional amounts to the Annuity.  The Protected  Principal  Value is referred to as the "Base  Guarantee" and the Enhanced  Protected  Principal
Value is referred to as the "Step-up Guarantee" in the rider we issue for this benefit.

Withdrawals under your Annuity
Withdrawals  from your  Annuity,  while the  program is in effect,  will  reduce the base  guarantee  under the  program as well as any enhanced  guarantee.  Cumulative annual  withdrawals up to 5% of the Protected  Principal Value as of the effective date of the program
(adjusted for any subsequent  Purchase  Payments) will reduce the applicable  guaranteed  amount by the actual amount of the withdrawal
(referred to as the  "dollar-for-dollar  limit"). If the amount withdrawn is greater than the  dollar-for-dollar  limit, the portion of the withdrawal  equal to the  dollar-for-dollar  limit will be treated as described  above, and the portion of the withdrawal in excess of the dollar-for-dollar  limit will reduce the base guarantee and the enhanced guarantee  proportionally,  according to the formula as described in the rider for this benefit (see the examples of this  calculation  below).  Withdrawals  will be taken  pro-rata  from the variable  investment options and any Fixed Allocations.  Withdrawals will be subject to all other provisions of the Annuity,  including any Contingent Deferred Sales Charge and Market Value Adjustment that would apply.

Charges for other  optional  benefits under the Annuity that are deducted as an annual charge in arrears will not reduce the applicable guaranteed  amount under the  Guaranteed  Return Option Plus program,  however,  any partial  withdrawals in payment of charges for the
Plus40(TM)Optional  Life  Insurance  Rider (not  currently  offered for sale) and any third party  investment  advisory  service will be treated as withdrawals and will reduce the applicable guaranteed amount.

The following examples of dollar-for-dollar  and proportional  reductions assume that: 1.) the Issue Date and the effective date of the
GRO PlusSM program are October 13, 2003; 2.) an initial  Purchase  Payment of $250,000;  3.) a base guarantee  amount of $250,000;  and
4.) a dollar-for-dollar limit of $12,500 (5% of $250,000):

Example 1. Dollar-for-dollar reduction

A $10,000  withdrawal is taken on November 29, 2003 (in the first Annuity Year).  No prior  withdrawals  have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:
o        The base guarantee amount is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).
o        The remaining  dollar-for-dollar  limit  ("Remaining  Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

Example 2. Dollar-for-dollar and proportional reductions

A second  $10,000  withdrawal  is taken on December 18, 2003 (still  within the first  Annuity  Year).  The Account  Value  immediately before the withdrawal is $180,000.  As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
o        the base guarantee amount is first reduced by the Remaining Limit (from $240,000 to $237,500);
o        The result is then further reduced by the ratio of A to B, where:
o        A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).
o        B is the Account Value less the Remaining Limit ($180,000 - $2,500, or $177,500).
     The resulting base guarantee amount is: $237,500 x ( 1 - $7,500 / $177,500), or $227,464.79.
o        The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.

Example 3. Reset of the Dollar-for-dollar Limit

A $10,000  withdrawal is made on December 19, 2004 (second Annuity Year).  The Remaining Limit has been reset to the  dollar-for-dollar limit of $12,500. As the amount withdrawn is less than the dollar-for-dollar limit:
o        The base guarantee amount is reduced by the amount withdrawn (i.e., reduced by $10,000, from $227,464.79 to $217,464.79).
o        The  Remaining  Limit for the balance of the second  Annuity Year is also  reduced by the amount  withdrawn  (from  $12,500 to
         $2,500).

KEY FEATURE - Allocation of Account Value
In general,  you have discretion over the allocation of your Account Value that remains allocated in the variable  investment  options.
However,  we reserve the right to prohibit  investment in certain  variable  investment  options if you participate in the program.  In addition,  we reserve the right to require you to use certain asset  allocation  model(s)if  you elect this  program.  Account Value is transferred  to and  maintained  in Fixed  Allocations  to the extent we, in our sole  discretion,  deem it is necessary to support our guarantee(s)  under the program.  We monitor  fluctuations in your Account Value each business day, as well as the prevailing  interest rates on Fixed Allocations,  the remaining  duration(s) until the applicable maturity date(s) and the amount of Account Value allocated to Fixed  Allocation(s)  relative to a "reallocation  trigger",  which determines  whether Account Value must be transferred to or from
Fixed  Allocation(s).  While  you are not  notified  when your  Account  Value  reaches  a  reallocation  trigger,  you will  receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from Fixed Allocation(s).

|X|      If your Account Value is greater than or equal to the  reallocation  trigger,  your Account  Value in the variable  investment options will remain allocated according to your most recent  instructions.  If a portion of Account Value was previously allocated to a Fixed Allocation to support the applicable  guaranteed  amount, all or a portion of those amounts may be transferred from the
     Fixed  Allocation  and  re-allocated  to the  variable  investment  options  pro-rata  according  to you  most  recent  allocation instructions  (including  the  model  allocations  under  any asset  allocation  program  you may have  elected).  A Market  Value
     Adjustment  will apply when we reallocate  Account Value from a Fixed  Allocation to the variable  investment  options,  which may result in a decrease or increase in your Account Value.

|X|      If your  Account  Value is less than the  reallocation  trigger,  a portion of your Account  Value in the variable  investment options will be  transferred  from your  variable  investment  options on pro rata  according to your  allocations  to a new Fixed
     Allocation(s) to support the applicable  guaranteed amount. The new Fixed  Allocation(s) will have a Guarantee Period equal to the time  remaining  until the  applicable  maturity  date(s).  The Account  Value  allocated to the new Fixed  Allocation(s)  will be credited with the fixed interest  rate(s) then being  credited to a new Fixed  Allocation(s)  maturing on the applicable  maturity date(s)  (rounded  to the next  highest  yearly  duration).  The  Account  Value will remain  invested  in each  applicable  Fixed
     Allocation  until the  applicable  maturity date unless,  at an earlier  date,  your Account Value is greater than or equal to the reallocation  trigger and,  therefore,  amounts can be  transferred  to the variable  investment  options  while  maintaining  the guaranteed protection under the program (as described above).

=======================================================================================================================================
If a significant  amount of your Account Value is systematically  transferred to Fixed  Allocations to support the Protected  Principal
Value and/or the Enhanced  Protected  Principal  Value during periods of market  declines,  low interest  rates,  and/or as the program nears its maturity  date,  less of your Account  Value may be available to  participate  in the  investment  experience of the variable investment  options if there is a subsequent  market recovery.  During periods closer to the maturity date of the base guarantee or any enhanced  guarantee,  or any  anniversary  of such maturity  date(s),  a significant  portion of your Account Value may be allocated to
Fixed  Allocations to support any applicable  guaranteed  amount(s).  If your Account Value is less than the  reallocation  trigger and new Fixed  Allocations must be established  during periods where the interest rate(s) being credited to such Fixed  Allocations is low, a larger  portion  of your  Account  Value may need to be  transferred  to Fixed  Allocations  to  support  the  applicable  guaranteed amount(s),  causing less of your Account Value to be available to participate in the investment  experience of the variable  investment options.
=======================================================================================================================================

Separate Fixed Allocations may be established in support of the Protected  Principal Value and the Enhanced  Protected  Principal Value
(if elected).  There may also be circumstances  when a Fixed Allocation will be established only in support of the Protected  Principal
Value or the  Enhanced  Protected  Principal  Value.  If you elect an  enhanced  guarantee,  it is more  likely  that a portion of your
Account  Value may be allocated to Fixed  Allocations  and will remain  allocated  for a longer  period of time to support the Enhanced
Protected  Principal Value,  even during a period of positive market  performance  and/or under  circumstances  where Fixed Allocations would not be necessary to support the Protected  Principal  Value.  Further,  there may be  circumstances  where Fixed  Allocations  in support of the Protected  Principal Value or Enhanced  Protected  Principal Value are  transferred to the variable  investment  options differently than each other because of the different guarantees they support.

American Skandia uses an allocation  mechanism based on assumptions of expected and maximum market volatility,  interest rates and time left to the  maturity of the program to  determine  the  reallocation  trigger.  The  allocation  mechanism  is used to  determine  the allocation of Account Value between Fixed  Allocations and the Sub-accounts  you choose.  American Skandia reserves the right to change the allocation  mechanism and the reallocation  trigger at its discretion,  subject to regulatory  approval where required.  Changes to the allocation mechanism and/or the reallocation trigger may be applied to existing programs where allowed by law.

Election of the Program
The  Guaranteed  Return  Option  Plus  program  can be elected at the time that you  purchase  your  Annuity,  or on any  business  day thereafter (prior to  annuitization).  If you elect the program after the Issue Date of your Annuity,  the program will be effective as of the business day that we receive the required  documentation  in good order at our home office,  and the  guaranteed  amount will be based on your Account Value as of that date.  If you  previously  elected the  Guaranteed  Return Option  program and wish to elect the
Guaranteed Return Option Plus program,  your prior Guaranteed  Return Option program will be terminated.  Termination of the Guaranteed
Return  Option for the  purpose of  electing  the  Guaranteed  Return  Option  Plus,  will be treated as any other  termination  of the
Guarantee  Return option (see below),  including the termination of any guaranteed  amount,  and  application of any applicable  market value  adjustment  when amounts are  transferred  to the variable  investment  options as a result of the  termination.  The Guaranteed
Return Option Plus program will then be added to your Annuity based on the current Account Value.

Termination of the Program
The Annuity  Owner can elect to terminate  the enhanced  guarantee  but maintain the  protection  provided by the base  guarantee.  The
Annuity Owner also can terminate  the  Guaranteed  Return Option Plus program  entirely.  An Annuity Owner who  terminates  the program entirely can  subsequently  elect to  participate  in the program  again (based on the Account  Value on that date) by  furnishing  the documentation we require.  In a rising market,  an Annuity Owner could, for example,  terminate the program on a given business day and two weeks later  reinstate the program with a higher base guarantee (and a new maturity date).  However,  your ability to reinstate the program is limited by the  following:  (A) in any  Annuity  Year,  we do not permit  more than two  program  elections  (including  any election  made  effective on the Annuity  issue date) and (B) a program  reinstatement  cannot be effected on the same  business day on which a program  termination was effected.  Upon  termination,  any Account Value in the Fixed  Allocations  will be transferred to the variable  investment  options pro rata based on the Account  Values in such variable  investment  options,  or in  accordance  with any effective asset allocation program.  A market value adjustment will apply.

The program will terminate  automatically  upon: (a) the death of the Owner or the Annuitant (in an entity owned  contract);  (b) as of the date Account  Value is applied to begin  annuity  payments;  or (c) upon full  surrender of the Annuity.  If you elect to terminate the program,  the Guaranteed  Return Option Plus will no longer provide any guarantees.  The surviving  spouse may elect the benefit at any time after the death of the Annuity Owner.  The surviving  spouse's  election will be effective on the business day that we receive the  required  documentation  in good order at our home  office,  and the  Account  Value on that  business  day will be the  Protected
Principal Value.

The charge for the  Guaranteed  Return Option Plus program will no longer be deducted from your Account Value upon  termination  of the program.

Special Considerations under the Guaranteed Return Option Plus
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      Upon  inception of the program,  100% of your Account  Value must be allocated to the variable  investment  options.  No Fixed
     Allocations may be in effect as of the date that you elect to participate in the program.  However,  the reallocation  trigger may transfer Account Value to Fixed Allocations as of the effective date of the program under some circumstances.
|X|      Annuity  Owners  cannot  allocate any portion of Purchase  Payments or transfer  Account  Value to or from a Fixed  Allocation while participating in the program,  and cannot participate in any dollar cost averaging program or systematic  withdrawal program that transfers Account Value from a Fixed Allocation to the variable investment option.
|X|      Additional  Purchase Payments  (including any credits associated with such Purchase Payments) applied to the Annuity while the program is in effect will increase the applicable  guarantee amount by the actual amount of the Purchase Payment;  however, all or a portion of any  additional  Purchase  Payments may be  allocated by us to Fixed  Allocations  to support the  additional  amount guaranteed.
|X|      Transfers  from Fixed  Allocations  made as a result of the  operation  of the  program  will be  subject to the Market  Value
     Adjustment  formula  under the  Annuity;  however,  the 0.10%  "cushion"  feature of the formula  will not apply.  A Market  Value
     Adjustment  may be  either  positive  or  negative.  Transfer  amounts  will be taken  from the most  recently  established  Fixed
     Allocation.
|X|      Transfers from the  Sub-accounts to Fixed  Allocations or from Fixed  Allocations to the  Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      Any amounts  applied to your Account Value by American  Skandia on the maturity date or any  anniversary  of the maturity date will not be treated as "investment in the contract" for income tax purposes.
|X|      If a significant  amount of your Account Value is  systematically  transferred  to Fixed  Allocations to support the Protected
     Principal  Value and/or the Enhanced  Protected  Principal Value you will have less of your Account Value available to allocate to the sub-accounts,  thereby limiting your ability to participate the sub-account  investment  performance.  Systematic transfers to the Fixed  Allocations  and instances  where Account  Value remains in the Fixed  Allocations  are more likely to occur in periods where the  sub-accounts  have inadequate  investment  experience,  in low interest rate  environments and as the program nears the maturity  date.  To the extent that amounts  remain in the Fixed  Allocations,  they will be  unavailable  to  participate  in the variable investment options if there is a subsequent market recovery.
|X|      Low interest rates may require allocation to Fixed Allocations even when the current Account Value exceeds the guarantee.
|X|      As the time remaining until the applicable maturity date gradually  decreases the program will become  increasingly  sensitive to moves to Fixed Allocations.

Charges under the Program
We deduct a charge equal to 0.25% of your Account Value  allocated to the  sub-accounts  for  participation  in the  Guaranteed  Return
Option Plus  program.  The annual  charge is deducted  daily.  Account Value  allocated to Fixed  Allocations  under the program is not subject to the charge.  The charge is  deducted  to  compensate  American  Skandia  for:  (a) the risk that your  Account  Value on the maturity date is less than the amount guaranteed; and (b) administration of the program.

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In those  jurisdictions  where we have not received  regulatory  approval for the  Guaranteed  Return Option Plus rider,  we may offer, where available,  the Guaranteed  Return Option rider described below.  Certain terms and conditions may differ between  jurisdictions.
The  Guaranteed  Return Option rider is not available if you elect the  Guaranteed  Return Option Plus rider,  the  Guaranteed  Minimum
Withdrawal Benefit rider or the Guaranteed Minimum Income Benefit rider.
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GUARANTEED RETURN OPTION (GRO)

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The  Guaranteed  Return  Option  described  below is offered  only in those  jurisdictions  where we have not yet  received  regulatory approval for the  Guaranteed  Return Option Plus as of the date the election of the option is made.  Certain terms and  conditions  may differ between  jurisdictions.  The program can be elected by new purchasers on the Issue Date of their Annuity,  and can be elected by existing  Annuity  Owners on either the  anniversary  of the Issue Date of their Annuity or on a date other than that  anniversary,  as described  below under  "Election of the Program".  The Guaranteed  Return Option is not available if you elect the Guaranteed  Minimum
Withdrawal  Benefit rider,  the  Guaranteed  Minimum Income  Benefit  rider,  Dollar Cost  Averaging  program or Systematic  Withdrawal programs that involve transfers out of the Fixed Allocations.
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We offer a program that,  after a seven-year  period  following  commencement of the program (we refer to the end of that period as the
"maturity  date")  guarantees your Account Value will not be less than your Account Value on the effective date of your program (called the "Protected Principal Value").

The program monitors your Account Value daily and, if necessary,  systematically  transfers amounts between variable investment options you choose and Fixed  Allocations  used to support the Protected  Principal  Value(s).  The program may be  appropriate  if you wish to protect a principal  amount  against  market  downturns  as of a specific  date in the future,  but also wish to invest in the variable investment  options to  participate in market  performance.  There is an additional  charge if you elect the  Guaranteed  Return Option program.

The guarantees  provided by the program exist only on the applicable maturity date(s).  However,  due to the ongoing monitoring of your
Account  Value and the transfer of Account  Value  between the variable  investment  options and the Fixed  Allocations  to support our future  guarantees,  the program may provide some protection from  significant  market losses if you choose to surrender the Annuity or begin  receiving  annuity  payments prior to a maturity date. For this same reason,  the program may limit your ability to benefit from market increases while it is in effect.

KEY FEATURE - Protected Principal Value
|X|      Under the GRO option,  American  Skandia  guarantees  that on the maturity  date,  your Account Value will be no less than the
     Protected  Principal Value. On the maturity date if your Account Value is below the Protected  Principal  Value,  American Skandia will apply  additional  amounts to your  Annuity  from its  general  account to  increase  your  Account  Value to be equal to the
     Protected Principal Value.

Any amounts added to your Annuity to support our guarantees under the program will be applied to any Fixed  Allocations  first and then to the  sub-accounts  pro rata, based on your most recent  allocation  instructions in accordance with the allocation  mechanism we use under the program.  We will notify you of any amounts  added to your  Annuity  under the program.  If our  assumptions  are correct and the  operations  relating to the  administration  of the program work  properly,  we do not expect that we will need to add  additional amounts to the Annuity.  The Protected Principal Value is referred to as the "Base Guarantee" in the rider we issue for this benefit.

Withdrawals under your Annuity
Withdrawals  from your  Annuity,  while the program is in effect,  will  reduce the  guarantee  under the  program.  Cumulative  annual withdrawals up to 5% of the Protected  Principal  Value as of the effective date of the program  (adjusted for any subsequent  Purchase
Payments) will reduce the applicable  guaranteed amount by the actual amount of the withdrawal  (referred to as the  "dollar-for-dollar limit").  If the  amount  withdrawn  is  greater  than  the  dollar-for-dollar  limit,  the  portion  of the  withdrawal  equal  to the dollar-for-dollar  limit will be treated as  described  above,  and the portion of the  withdrawal  in excess of the  dollar-for-dollar limit will reduce the guarantee  proportionally,  according to the formula as described in the rider for this benefit (see the examples of this  calculation  below).  Withdrawals  will be taken  pro-rata  from the variable  investment  options and any Fixed  Allocations.
Withdrawals  will be subject to all other  provisions of the Annuity,  including any Contingent  Deferred Sales Charge and Market Value
Adjustment that would apply.

Charges for other  optional  benefits under the Annuity that are deducted as an annual charge in arrears will not reduce the applicable guaranteed amount under the Guaranteed Return Option program,  however,  any partial  withdrawals in payment of charges for the Plus40(TM)
Optional Life  Insurance  Rider (not currently  offered for sale) and any third party  investment  advisory  service will be treated as withdrawals and will reduce the applicable guaranteed amount.

The following examples of dollar-for-dollar  and proportional  reductions assume that: 1.) the Issue Date and the effective date of the
GRO program  are October 13,  2003;  2.) an initial  Purchase  Payment of  $250,000;  3.) a  guarantee  amount of  $250,000;  and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000):

Example 1. Dollar-for-dollar reduction

A $10,000  withdrawal is taken on November 29, 2003 (in the first Annuity Year).  No prior  withdrawals  have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:
o        The guarantee amount is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).
o        The remaining  dollar-for-dollar  limit  ("Remaining  Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

Example 2. Dollar-for-dollar and proportional reductions

A second  $10,000  withdrawal  is taken on December 18, 2003 (still  within the first  Annuity  Year).  The Account  Value  immediately before the withdrawal is $180,000.  As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
o        the guarantee amount is first reduced by the Remaining Limit (from $240,000 to $237,500);
o        The result is then further reduced by the ratio of A to B, where:
o        A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).
o        B is the Account Value less the Remaining Limit ($180,000 - $2,500, or $177,500).
     The resulting guarantee amount is: $237,500 x ( 1 - $7,500 / $177,500), or $227,464.79.
o        The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.

Example 3. Reset of the Dollar-for-dollar Limit

C A  $10,000  withdrawal  is  made  on  December  19,  2004  (second  Annuity  Year).  The  Remaining  Limit  has  been  reset  to  the dollar-for-dollar limit of $12,500. As the amount withdrawn is less than the dollar-for-dollar limit:
o        The guarantee amount is reduced by the amount withdrawn (i.e., reduced by $10,000, from $227,464.79 to $217,464.79).
o        The  Remaining  Limit for the balance of the second  Annuity Year is also  reduced by the amount  withdrawn  (from  $12,500 to
         $2,500).

KEY FEATURE - Allocation of Account Value
In general,  you have discretion over the allocation of your Account Value that remains allocated in the variable  investment  options.
However,  we reserve the right to prohibit  investment in certain  variable  investment  options if you participate in the program.  In addition,  we reserve the right to require you to use certain asset  allocation  model(s)if  you elect this  program.  Account Value is transferred  to and  maintained  in Fixed  Allocations  to the extent we, in our sole  discretion,  deem it is necessary to support our guarantee(s)  under the program.  We monitor  fluctuations in your Account Value each business day, as well as the prevailing  interest rates on Fixed Allocations,  the remaining  duration(s) until the applicable maturity date(s) and the amount of Account Value allocated to Fixed  Allocation(s)  relative to a "reallocation  trigger",  which determines  whether Account Value must be transferred to or from
Fixed  Allocation(s).  While  you are not  notified  when your  Account  Value  reaches  a  reallocation  trigger,  you will  receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from Fixed Allocation(s).

|X|      If your Account Value is greater than or equal to the  reallocation  trigger,  your Account  Value in the variable  investment options will remain allocated according to your most recent  instructions.  If a portion of Account Value was previously allocated to a Fixed Allocation to support the applicable  guaranteed  amount, all or a portion of those amounts may be transferred from the
     Fixed  Allocation  and  re-allocated  to the  variable  investment  options  pro-rata  according  to you  most  recent  allocation instructions  (including  the  model  allocations  under  any asset  allocation  program  you may have  elected).  A Market  Value
     Adjustment  will apply when we reallocate  Account Value from a Fixed  Allocation to the variable  investment  options,  which may result in a decrease or increase in your Account Value.

|X|      If your  Account  Value is less than the  reallocation  trigger,  a portion of your Account  Value in the variable  investment options will be  transferred  from your  variable  investment  options on pro rata  according to your  allocations  to a new Fixed
     Allocation(s) to support the applicable  guaranteed amount. The new Fixed  Allocation(s) will have a Guarantee Period equal to the time  remaining  until the  applicable  maturity  date(s).  The Account  Value  allocated to the new Fixed  Allocation(s)  will be credited with the fixed interest  rate(s) then being  credited to a new Fixed  Allocation(s)  maturing on the applicable  maturity date(s)  (rounded  to the next  highest  yearly  duration).  The  Account  Value will remain  invested  in each  applicable  Fixed
     Allocation  until the  applicable  maturity date unless,  at an earlier  date,  your Account Value is greater than or equal to the reallocation  trigger and,  therefore,  amounts can be  transferred  to the variable  investment  options  while  maintaining  the guaranteed protection under the program (as described above).

=======================================================================================================================================
If a significant  amount of your Account Value is systematically  transferred to Fixed  Allocations to support the Protected  Principal
Value during  periods of market  declines,  low interest  rates,  and/or as the program nears its maturity  date,  less of your Account
Value may be available to participate in the investment  experience of the variable  investment options if there is a subsequent market recovery.  During  periods  closer to the maturity date of the  guarantee a significant  portion of your Account Value may be allocated to Fixed Allocations to support any applicable  guaranteed  amount(s).  If your Account Value is less than the reallocation trigger and new Fixed  Allocations must be established  during periods where the interest rate(s) being credited to such Fixed  Allocations is low, a larger  portion  of your  Account  Value may need to be  transferred  to Fixed  Allocations  to  support  the  applicable  guaranteed amount(s),  causing less of your Account Value to be available to participate in the investment  experience of the variable  investment options.
=======================================================================================================================================

American Skandia uses an allocation  mechanism based on assumptions of expected and maximum market volatility,  interest rates and time left to the  maturity of the program to  determine  the  reallocation  trigger.  The  allocation  mechanism  is used to  determine  the allocation of Account Value between Fixed  Allocations and the Sub-accounts  you choose.  American Skandia reserves the right to change the allocation  mechanism and the reallocation  trigger at its discretion,  subject to regulatory  approval where required.  Changes to the allocation mechanism and/or the reallocation trigger may be applied to existing programs where allowed by law.

Election of the Program
The Guaranteed  Return Option can be elected at the time that you purchase your Annuity,  or on any business day  thereafter  (prior to annuitization).  If you elect the program  after the Issue Date of your  Annuity,  the program will be effective as of the business day that we receive the required  documentation in good order at our home office,  and the guaranteed  amount will be based on your Account
Value as of that date.

Termination of the Program
The  Annuity  Owner also can  terminate  the  Guaranteed  Return  Option  program.  An Annuity  Owner who  terminates  the  program can subsequently  elect to participate in the program again (based on the Account Value on that date) by furnishing  the  documentation  we require.  In a rising market,  an Annuity Owner could,  for example,  terminate the program on a given business day and two weeks later reinstate  the program  with a higher base  guarantee  (and a new maturity  date).  However,  your ability to reinstate  the program is limited by the  following:  (A) in any Annuity  Year,  we do not permit more than two program  elections  (including  any election made effective on the Annuity  issue date) and (B) a program  reinstatement  cannot be effected on the same  business day on which a program termination  was  effected.  Upon  termination,  any  Account  Value in the  Fixed  Allocations  will be  transferred  to the  variable investment  options pro rata based on the Account  Values in such variable  investment  options,  or in  accordance  with any effective asset allocation program.  A market value adjustment will apply.

The program will terminate  automatically  upon: (a) the death of the Owner or the Annuitant (in an entity owned  contract);  (b) as of the date Account  Value is applied to begin  annuity  payments;  or (c) upon full  surrender of the Annuity.  If you elect to terminate the program,  the Guaranteed  Return Option will no longer provide any  guarantees.  The surviving  spouse may elect the benefit at any time after the death of the Annuity Owner.  The surviving  spouse's  election will be effective on the business day that we receive the required  documentation  in good order at our home office,  and the Account Value on that business day will be the Protected  Principal
Value.

The charge for the  Guaranteed  Return  Option  program will no longer be deducted  from your  Account  Value upon  termination  of the program.  Termination of GRO and subsequent movements out of the Fixed Allocation, will be subject to a market value adjustment.

Special Considerations under the Guaranteed Return Option
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      Upon  inception of the program,  100% of your Account  Value must be allocated to the variable  investment  options.  No Fixed
     Allocations may be in effect as of the date that you elect to participate in the program.  However,  the reallocation  trigger may transfer Account Value to Fixed Allocations as of the effective date of the program under some circumstances.
|X|      Annuity  Owners  cannot  allocate any portion of Purchase  Payments or transfer  Account  Value to or from a Fixed  Allocation while participating in the program,  and cannot participate in any dollar cost averaging program or systematic  withdrawal program that transfers Account Value from a Fixed Allocation to the variable investment option.
|X|      Additional  Purchase Payments  (including any credits associated with such Purchase Payments) applied to the Annuity while the program is in effect will increase the applicable  guarantee amount by the actual amount of the Purchase Payment;  however, all or a portion of any  additional  Purchase  Payments may be  allocated by us to Fixed  Allocations  to support the  additional  amount guaranteed.
|X|      Transfers  from Fixed  Allocations  made as a result of the  operation  of the  program  will be  subject to the Market  Value
     Adjustment  formula  under the  Annuity;  however,  the 0.10%  "cushion"  feature of the formula  will not apply.  A Market  Value
     Adjustment  may be  either  positive  or  negative.  Transfer  amounts  will be taken  from the most  recently  established  Fixed
     Allocation.
|X|      Transfers from the  Sub-accounts to Fixed  Allocations or from Fixed  Allocations to the  Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      Any amounts  applied to your Account Value by American  Skandia on the maturity date or any  anniversary  of the maturity date will not be treated as "investment in the contract" for income tax purposes.
|X|      If a significant  amount of your Account Value is  systematically  transferred  to Fixed  Allocations to support the Protected
     Principal Value you will have less of your Account Value available to allocate to the sub-accounts,  thereby limiting your ability to participate the sub-account investment  performance.  Systematic transfers to the Fixed Allocations and instances where Account
     Value remains in the Fixed  Allocations  are more likely to occur in periods where the  sub-accounts  have  inadequate  investment experience,  in low interest rate  environments  and as the program nears the maturity  date. To the extent that amounts remain in the Fixed Allocations,  they will be unavailable to participate in the variable investment options if there is a subsequent market recovery.
|X|      Low interest rates may require allocation to Fixed Allocations even when the current Account Value exceeds the guarantee.
|X|      As the time remaining until the applicable maturity date gradually  decreases the program will become  increasingly  sensitive to moves to Fixed Allocations.

Charges under the Program
We deduct a charge equal to 0.25% of your Account Value  allocated to the  sub-accounts  for  participation  in the  Guaranteed  Return
Option program.  The annual charge is deducted daily.  Account Value  allocated to Fixed  Allocations  under the program is not subject to the charge.  The charge is deducted to  compensate  American  Skandia for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed; and (b) administration of the program.

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Owners who purchased  the Annuity  between  April 1, 2003 and  September  30, 2003 (the  "Promotional  Period") will not be charged the
0.25% annual fee for the Guaranteed Return Option program if elected at any time while their Annuity is in effect.
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|X|      American  Skandia will not charge the 0.25%  annual fee for the entire  period that the program  remains in effect,  including any  extension  of the  program's  maturity  date  resulting  from the Owner's  election to restart the 7-year  program  duration, regardless of when the Owner elects to participate in the Guaranteed Return Option program.
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|X|      Owners who complete the initial 7-year  program  duration OR terminate the program  before the program's  maturity date,  will not be charged the 0.25% annual fee for  participating  in the program if they re-elect the Guaranteed  Return Option program at a later date.
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|X|      All other terms and  conditions of the Annuity and the  Guaranteed  Return Option  program apply to Owners who qualify for the waiver of the 0.25% annual fee.
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|X|      Owners who  purchase  the Annuity  after the  completion  of the  Promotional  Period do not qualify for the 0.25%  annual fee waiver.
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GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

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The Guaranteed Minimum Withdrawal Benefit program described below is only being offered in those  jurisdictions  where we have received regulatory  approval  and  will be  offered  subsequently  in  other  jurisdictions  when  we  receive  regulatory  approval  in  those jurisdictions.  Certain terms and  conditions  may differ  between  jurisdictions  once  approved.  Currently,  the program can only be elected by new  purchasers  on the Issue Date of their  Annuity.  We may offer the  program to existing  Annuity  Owners in the future, subject to our eligibility  rules and restrictions.  The Guaranteed  Minimum  Withdrawal  Benefit program is not available if you elect the Guaranteed Return Option, Guaranteed Return Option Plus, or the Guaranteed Minimum Income Benefit rider.
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We offer a program  that  guarantees  your ability to withdraw  amounts  equal to an initial  principal  value  (called the  "Protected
Withdrawal  Value"),  regardless of the impact of market performance on your Account Value,  subject to our program rules regarding the timing and amount of  withdrawals.  The program may be  appropriate  if you intend to make periodic  withdrawals  from your Annuity and wish to ensure  that  market  performance  will not affect  your  ability to  protect  your  principal.  You are not  required  to make withdrawals  as part of the program - the  guarantee is not lost if you withdraw  less than the maximum  allowable  amount of principal each year under the rules of the program.  There is an  additional  charge if you elect the GMWB  program;  however,  the charge may be waived under certain circumstances described below.

KEY FEATURE - Protected Withdrawal Value
The Protected  Withdrawal  Value is the total amount that we guarantee will be available to you through  withdrawals  from your Annuity and/or  benefit  payments,  regardless of the impact of market  performance on your Account Value.  The Protected  Withdrawal  Value is reduced with each  withdrawal you make until the Protected  Withdrawal  Value is reduced to zero. When the Protected  Withdrawal  Value is reduced to zero due to your  withdrawals,  the GMWB program  terminates.  Additionally,  the Protected  Withdrawal  Value is used to determine the maximum annual amount that you can withdraw from your Annuity,  called the Protected Annual  Withdrawal  Amount,  without triggering an adjustment in the Protected  Withdrawal  Value.  The Protected  Withdrawal  Value is referred to as the "Benefit Base" in the rider we issue for this benefit.

The Protected  Withdrawal Value is determined as of the date you make your first  withdrawal under the Annuity  following your election of the GMWB  program.  The initial  Protected  Withdrawal  Value is equal to the greater of (A) the Account Value on the date you elect the GMWB program,  plus any additional  Purchase Payments and any Credits that may be applied to such Purchase Payments before the date of your  first  withdrawal;  or (B) the  Account  Value as of the  date of the  first  withdrawal  from  your  Annuity.  The  Protected
Withdrawal Value may be enhanced by increases in your Account Value due to market  performance  during the period between your election of the GMWB program and the date of your first withdrawal.

|X|      If you elect the GMWB program at the time you purchase your Annuity,  the Account Value will be your initial  Purchase Payment plus any Credit applied to such Purchase Payment.

|X|      If we offer the GMWB  program to existing  Annuity  Owners,  the Account  Value on the  anniversary  of the Issue Date of your
     Annuity following your election of the GMWB program will be used to determine the initial Protected Withdrawal Value.

|X|      If you make additional  Purchase  Payments after your first  withdrawal,  the Protected  Withdrawal Value will be increased by the amount of the additional Purchase Payment and any Credits that we apply to the Purchase Payment.

You may elect to step-up your Protected  Withdrawal  Value if, due to positive market  performance,  your Account Value is greater than the Protected  Withdrawal  Value. You are eligible to step-up the Protected  Withdrawal Value on or after the 5th contract  anniversary following the first  withdrawal  under the GMWB program.  The  Protected  Withdrawal  Value can be stepped up again on or after the 5th contract  anniversary  following the preceding step-up.  If you elect to step-up the Protected  Withdrawal Value, you must do so during the 30-day period prior to your  eligibility  date. If you elect to step-up the Protected  Withdrawal  Value under the program,  and on the date you elect to step-up,  the charges under the GMWB program have changed for new purchasers,  your program may be subject to the new charge going forward.

Upon election of the step-up,  we reset the Protected  Withdrawal  Value to be equal to the then current  Account  Value.  For example, assume your  initial  Protected  Withdrawal  Value was  $100,000  and you have made  cumulative  withdrawals  of $40,000,  reducing the
Protected  Withdrawal Value to $60,000.  On the date you are eligible to step-up the Protected  Withdrawal Value, your Account Value is equal to $75,000.  You could elect to step-up the Protected  Withdrawal  Value to $75,000 on the date you are  eligible.  Upon election of the step-up,  we also reset the Protected Annual Withdrawal Amount (discussed  immediately  below) to be equal to the greater of (A)
the Protected Annual Withdrawal Amount  immediately prior to the reset; and (B) 7% of the Protected  Withdrawal Value immediately after the reset.

KEY FEATURE - Protected Annual Withdrawal Amount
The initial  Protected Annual  Withdrawal  Amount is equal to 7% of the Protected  Withdrawal  Value.  Under the GMWB program,  if your cumulative  withdrawals each Annuity Year are less than or equal to the Protected Annual Withdrawal Amount,  your Protected  Withdrawal
Value  will be  reduced  on a  "dollar-for-dollar"  basis (the  Protected  Withdrawal  Value is  reduced  by the  actual  amount of the withdrawal,  including any CDSC or MVA that may apply).  Cumulative  withdrawals  in any Annuity Year that exceed the Protected  Annual
Withdrawal  Amount  trigger a  proportional  adjustment to both the Protected  Withdrawal  Value and the  Protected  Annual  Withdrawal
Amount,  as described in the rider for this benefit (see the examples of this  calculation  below).  The  Protected  Annual  Withdrawal
Amount is referred to as the "Maximum Annual Benefit" in the rider we issue for this benefit.

The GMWB  program  does not affect your ability to make  withdrawals  under your  Annuity or limit your ability to request  withdrawals that exceed the  Protected  Annual  Withdrawal  Amount.  You are not  required to withdraw all or any portion of the  Protected  Annual
Withdrawal Amount each Annuity Year.
|X|      If,  cumulatively,  you withdraw an amount less than the Protected  Annual  Withdrawal  Amount in any Annuity Year, you cannot carry-over  the unused  portion of the Protected  Annual  Withdrawal  Amount to subsequent  Annuity  Years.  However,  because the
     Protected  Withdrawal  Value is only reduced by the actual amount of withdrawals  you make under these  circumstances,  any unused
     Protected  Annual  Withdrawal  Amount may extend the period of time until the remaining  Protected  Withdrawal Value is reduced to zero.
|X|      Additional  Purchase Payments will increase the Protected Annual  Withdrawal  Amount by 7% of the applicable  Purchase Payment
     (and any Credits we apply to such Purchase Payment).
|X|      If the Protected Annual  Withdrawal  Amount after an adjustment  exceeds the Protected  Withdrawal Value, the Protected Annual
     Withdrawal Amount will be set equal to the Protected Withdrawal Value.

The following  examples of dollar-for  dollar and proportional  reductions and the reset of the Maximum Annual Benefit assume that: 1.)
the Issue Date and the effective  date of the GMWB program are October 13, 2003;  2.) an initial  Purchase  Payment of $250,000;  3.) a
Protected Withdrawal Value of $250,000; and 4.) a Protected Annual Withdrawal Amount of $17,500 (7% of $250,000):

Example 1. Dollar-for-dollar reduction

A $10,000  withdrawal is taken on November 13, 2003 (in the first Annuity Year).  No prior  withdrawals  have been taken. As the amount withdrawn is less than the Protected Annual Withdrawal Amount:
o        The Protected Withdrawal Value is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).
o        The  remaining  Protected  Annual  Withdrawal  Amount for the balance of the first  Annuity Year is also reduced by the amount withdrawn (from $17,500 to $7,500).

Example 2. Dollar-for-dollar and proportional reductions

A second  $10,000  withdrawal  is taken on December 13, 2003 (still  within the first  Annuity  Year).  The Account  Value  immediately before the withdrawal is $220,000.  As the amount withdrawn  exceeds the remaining  Protected Annual  Withdrawal  Amount of $7,500 from
Example 1:
o        the  Protected  Withdrawal  Value is first reduced by the  remaining  Protected  Annual  Withdrawal  Amount (from  $240,000 to
     $232,500);
o        The result is then further reduced by the ratio of A to B, where:
o        A is the amount withdrawn less the remaining Protected Annual Withdrawal Amount ($10,000 - $7,500, or $2,500).
o        B is the Account Value less the remaining Protected Annual Withdrawal Amount ($220,000 - $7,500, or $212,500).
     The resulting Protected Withdrawal Value is: $232,500 x ( 1 - $2,500 / $212,500), or $229,764.71.
o        the Protected  Annual  Withdrawal  Amount is also reduced by the ratio of A to B: The resulting  Protected  Annual  Withdrawal
     Amount is: $17,500 x ( 1 - $2,500 / $212,500), or $17,294.12.
o        The remaining Protected Annual Withdrawal Amount is set to zero (0) for the balance of the first Annuity Year.

Example 3. Reset of the Maximum Annual Benefit

A $10,000  withdrawal is made on October 13, 2004 (second Annuity Year).  The remaining  Protected  Annual  Withdrawal  Amount has been reset to the  Protected  Annual  Withdrawal  Amount of  $17,294.12  from Example 2. As the amount  withdrawn is less than the remaining
Protected Annual Withdrawal Amount:
o        the  Protected  Withdrawal  Value is  reduced  by the  amount  withdrawn  (i.e.,  reduced  by  $10,000,  from  $229,764.71  to
         $219,764.71).
o        The remaining  Protected  Annual  Withdrawal  Amount for the balance of the second  Annuity Year is also reduced by the amount withdrawn (from $17,294.12 to $7,294.12).

BENEFITS UNDER THE GMWB PROGRAM

|X|      In addition to any  withdrawals  you make under the GMWB program,  market  performance  may reduce your Account Value. If your
     Account Value is equal to zero, and you have not received all of your Protected  Withdrawal  Value in the form of withdrawals from your Annuity, we will continue to make payments equal to the remaining Protected  Withdrawal Value in the form of fixed,  periodic payments until the remainder of the Protected  Withdrawal Value is paid, at which time the rider terminates.  The fixed,  periodic payments  will each be equal to the  Protected  Annual  Withdrawal  Amount,  except for the last payment which may be equal to the remaining  Protected  Withdrawal  Value. We will determine the duration for which periodic  payments will continue by dividing the
     Protected  Withdrawal Value by the Protected Annual  Withdrawal  Amount.  You will not have the right to make additional  Purchase
     Payments or receive the remaining  Protected  Withdrawal Value in a lump sum. You can elect the frequency of payments,  subject to our rules then in effect.

|X|      If the death benefit under the Annuity  becomes  payable  before you have received all of your Protected  Withdrawal  Value in the form of withdrawals from your Annuity,  your Beneficiary has the option to elect to receive the remaining Protected Withdrawal
     Value as an  alternate  death  benefit  payout in lieu of the amount  payable  under any other death  benefit  provided  under the
     Annuity.  The remaining Protected Withdrawal Value will be payable in the form of fixed,  periodic payments.  Your beneficiary can elect the frequency of payments,  subject to our rules then in effect.  We will determine the duration for which periodic payments will continue by dividing the Protected  Withdrawal  Value by the Protected Annual  Withdrawal  Amount.  The Protected  Withdrawal
     Value is not equal to the Account  Value for purposes of the  Annuity's  other death  benefit  options.  The GMWB program does not increase or decrease the amount  otherwise  payable under the Annuity's other death benefit options.  Generally,  the GMWB program would be of value to your  Beneficiary  only when the Protected  Withdrawal Value at death exceeds any other amount available as a death benefit.

|X|      If you elect to begin receiving  annuity payments before you have received all of your Protected  Withdrawal Value in the form of withdrawals from your Annuity,  an additional  annuity payment option will be available that makes fixed annuity payments for a certain period,  determined by dividing the Protected  Withdrawal Value by the Protected Annual Withdrawal Amount. If you elect to receive annuity  payments  calculated in this manner,  the assumed interest rate used to calculate such payments will be 0%, which is less than the assumed  interest rate on other annuity payment options we offer.  This 0% assumed interest rate results in lower annuity  payments than what would have been paid if the assumed  interest rate was higher than 0%. You can also elect to terminate the GMWB program and begin  receiving  annuity  payments  based on your then current  Account Value (not the  remaining  Protected
     Withdrawal Value) under any of the available annuity payment options.

Other Important Considerations
|X|      Withdrawals  under the GMWB program are subject to all of the terms and conditions of the Annuity,  including any CDSC and MVA that may apply.  Amounts  withdrawn up to the Protected Annual  Withdrawal  Amount will generally not be subject to any applicable
     CDSC since they are less than the amount available under any free withdrawal provision of your Annuity.
|X|      Withdrawals  made  while the GMWB  program  is in  effect  will be  treated,  for tax  purposes,  in the same way as any other withdrawals under the Annuity.
|X|      The GMWB program does not directly  affect the Annuity's  Account Value or Surrender  Value,  but any withdrawal will decrease the Account Value by the amount of the withdrawal.  If you surrender your Annuity,  you will receive the current  Surrender Value, not the Protected Withdrawal Value.
|X|      You can make  withdrawals  from your  Annuity  while your  Account  Value is greater  than zero  without  purchasing  the GMWB program.  The GMWB program  provides a guarantee that if your Account Value declines due to market  performance,  you will be able to receive your Protected Withdrawal Value in the form of periodic benefit payments.
|X|      We reserve the right to impose  restrictions  on the allocation of your Account Value,  including  prohibiting  allocations to certain Portfolios.  We may also require that you allocate your Account Value according to an asset allocation model,  although it is not our current requirement.

Election of the Program
Currently,  the GMWB program can only be elected at the time that you  purchase  your  Annuity.  In the future,  we may offer  existing
Annuity  Owners the  option to elect the GMWB  program  after the Issue Date of their  Annuity,  subject to our  eligibility  rules and restrictions.  If you elect the GMWB  program  after the Issue Date of your  Annuity,  the  program  will be  effective  as of the next anniversary  date. Your Account Value as of such  anniversary  date will be used to calculate the initial  Protected  Withdrawal  Value and the initial Protected Annual Withdrawal Amount.

We reserve the right to restrict the maximum  amount of Protected  Withdrawal  Value that may be covered  under the GMWB program  under this Annuity or any other annuities that you own that are issued by American Skandia or its affiliated companies.

Termination of the Program
The program  terminates  automatically when your Protected  Withdrawal Value reaches zero based on your withdrawals.  You may terminate the program at any time by notifying  us. If you  terminate the program,  any  guarantee  provided by the benefit will  terminate as of the date the  termination is effective.  The program  terminates  upon your  surrender of the Annuity,  upon due proof of death (unless your surviving  spouse elects to continue the Annuity and the GMWB program or your  Beneficiary  elects to receive the amounts  payable under the GMWB program in lieu of the death benefit) or upon your election to begin receiving annuity payments.

The charge for the GMWB program will no longer be deducted from your Account Value upon termination of the program.

Charges under the Program
Currently,  we deduct a charge equal to 0.35% of your Account  Value in the  Sub-accounts  per year to purchase the GMWB  program.  The annual charge is deducted daily.  Account Value allocated to Fixed Allocations under the program is not subject to the charge.

|X|      If, during the seven years following the effective date of the program,  you do not make any withdrawals,  and do not make any additional  Purchase  Payments after a five-year  period  following the effective date of the program,  the program will remain in effect;  however,  we will waive the annual charge going forward.  If you make an additional Purchase Payment following the waiver of the annual charge,  we will begin  charging for the program.  After year seven (7) following the effective date of the program, withdrawals will not cause a charge to be re-imposed.

|X|      If you elect to step-up the Protected  Withdrawal Value under the program,  and on the date you elect to step-up,  the charges under the program have changed for new purchasers, your program may be subject to the new charge level for the benefit.

Additional Tax Considerations for Qualified Contracts
If you purchase an Annuity as an investment vehicle for "qualified"  investments,  including an IRA, SEP-IRA, Roth IRA or Tax Sheltered
Annuity (or  403(b)),  the minimum  distribution  rules under the Code  require  that you begin  receiving  periodic  amounts from your
Annuity  beginning  after age 70 1/2. The amount required under the Code may exceed the Protected  Annual  Withdrawal  Amount,  which will cause us to  recalculate  the  Protected  Withdrawal  Value and the Protected  Annual  Withdrawal  Amount,  resulting in a lower amount payable in future  Annuity  Years.  In  addition,  the amount and  duration of payments  under the  annuity  payment and death  benefit provisions  may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax  considerations  such as minimum distribution requirements.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

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The Guaranteed  Minimum Income Benefit  program  described  below is only being offered in those  jurisdictions  where we have received regulatory  approval,  and  will be  offered  subsequently  in  other  jurisdictions  when we  receive  regulatory  approval  in  those jurisdictions.  Certain terms and  conditions  may differ  between  jurisdictions  once  approved.  Currently,  the program can only be elected by new  purchasers  on the Issue Date of their  Annuity.  We may offer the  program to existing  Annuity  Owners in the future, subject to our  eligibility  rules and  restrictions.  The Guaranteed  Minimum Income Benefit program is not available if you elect the
Guaranteed Return Option program, Guaranteed Return Option Plus program or the Guaranteed Minimum Withdrawal Benefit rider.
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We offer a program that,  after a seven-year  waiting period,  guarantees  your ability to begin receiving  income from your Annuity in the form of annuity  payments  based on a guaranteed  minimum value (called the  "Protected  Income  Value") that  increases  after the waiting period begins,  regardless of the impact of market  performance on your Account Value.  The program may be appropriate  for you if you anticipate  using your Annuity as a future source of periodic  fixed income  payments for the remainder of your life and wish to ensure that the basis upon which your income  payments will be calculated  will achieve at least a minimum amount despite  fluctuations in market performance.  There is an additional charge if you elect the GMIB program.

KEY FEATURE - Protected Income Value
The Protected  Income Value is the minimum amount that we guarantee will be available (net of any applicable  premium  taxes),  after a waiting  period of at least  seven  years,  as a basis to begin  receiving  fixed  annuity  payments.  The  Protected  Income  Value is initially  established  on the  effective  date of the GMIB program and is equal to your Account Value on such date.  Currently,  since the GMIB program may only be elected at issue,  the  effective  date is the Issue Date of the Annuity.  The  Protected  Income Value is
increased  daily based on an annual growth rate of 5%,  subject to the  limitations  described  below.  The  Protected  Income Value is referred  to as the  "Protected  Value"  in the rider we issue  for this  benefit.  The 5% annual  growth  rate is  referred  to as the
"Roll-Up Percentage" in the rider we issue for this benefit.

The Protected  Income Value is subject to a limit of 200% (2X) of the sum of the Protected  Income Value  established  on the effective date of the GMIB program,  or the effective date of any step-up value,  plus any additional  Purchase Payments and any Credits that are applied to such Purchase  Payments made after the waiting  period  begins  ("Maximum  Protected  Income  Value"),  minus the sum of any reductions in the Protected Income Value due to withdrawals you make from the Annuity after the waiting period begins.

|X|      Subject to the maximum  age/durational  limits  described  immediately  below, we will no longer increase the Protected Income
     Value by the 5% annual  growth rate once you reach the Maximum  Protected  Income Value.  However,  we will increase the Protected
     Income Value by the amount of any additional  Purchase  Payments and any Credits applied to such Purchase Payments after you reach the Maximum Protected Income Value.  Further,  if you make withdrawals after you reach the Maximum Protected Income Value, we will reduce the Protected  Income Value and the Maximum  Protected  Income Value by the  proportional  impact of the withdrawal on your
     Account Value.

|X|      Subject to the Maximum  Protected  Income Value, we will no longer increase the Protected Income Value by the 5% annual growth rate after the later of the anniversary  date on or immediately  following the Annuitant's 80th birthday or the 7th anniversary of the later of the effective date of the GMIB program or the effective date of the most recent  step-up.  However,  we will increase the Protected Income Value by the amount of any additional  Purchase  Payments and any Credits applied to such Purchase  Payments.
     Further, if you make withdrawals after the Annuitant reaches the maximum  age/duration limits, we will reduce the Protected Income
     Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.

|X|      Subject to the Maximum  Protected  Income Value, if you make an additional  Purchase  Payment,  we will increase the Protected
     Income Value by the amount of the Purchase Payment  (including any Credits that may be applied to your Account Value based on such
     Purchase Payment) and will apply the 5% annual growth rate on the new amount from the date the Purchase Payment is applied.

|X|      As  described  below,  after the waiting  period  begins,  cumulative  withdrawals  each Annuity Year that are up to 5% of the
     Protected  Income  Value on the prior  anniversary  of the Annuity  will reduce the  Protected  Income  Value by the amount of the withdrawal.  Cumulative  withdrawals each Annuity Year in excess of 5% of the Protected  Income Value on the prior  anniversary of the Annuity, will reduce the Protected Income Value  proportionately.  All withdrawals after the Maximum Protected Income Value is reached  will  reduce the  Protected  Income  Value  proportionately.  The 5% annual  growth  rate will be applied to the  reduced
     Protected Income Value from the date of the withdrawal.

Stepping-Up  the Protected  Income Value - You may elect to "step-up" or "reset" your  Protected  Income Value if your Account Value is greater than the current  Protected Income Value. Upon exercise of the step-up  provision,  your initial Protected Income Value will be reset equal to your current  Account Value.  From the date that you elect to step-up the Protected  Income Value,  we will apply the 5%
annual growth rate to the stepped-up  Protected Income Value, as described  above. You can exercise the step-up  provision twice on any business day while the GMIB program is in effect, and only while the Annuitant is less than age 76.

|X|      A new seven-year  waiting period will be established  upon the effective date of your election to step-up the Protected Income
     Value.  You cannot  exercise  your right to begin  receiving  annuity  payments  under the GMIB  program  until the end of the new waiting period.
|X|      The Maximum  Protected  Income Value will be reset as of the effective date of any step-up.  The new Maximum  Protected Income
     Value will be equal to 200% of the sum of the Protected  Income Value as of the effective  date of the step-up plus any subsequent
     Purchase  Payments and any Credits applied to such Purchase  Payments,  minus the impact of any withdrawals  after the date of the step-up.
|X|      When determining the guaranteed  annuity purchase rates for annuity payments under the GMIB program,  we will apply such rates based on the number of years since the most recent step-up.
|X|      If you elect to step-up the  Protected  Income  Value  under the  program,  and on the date you elect to step-up,  the charges under the GMIB program have changed for new purchasers, your program may be subject to the new charge going forward.
|X|      A step-up  will  increase  the dollar for dollar  limit on the  anniversary  of the Issue Date of the Annuity  following  such step-up.

Impact of Withdrawals on the Protected  Income Value - Cumulative  withdrawals each Annuity Year up to 5% of the Protected Income Value will reduce the Protected  Income Value on a  "dollar-for-dollar"  basis (the Protected Income Value is reduced by the actual amount of the  withdrawal).  Cumulative  withdrawals in any Annuity Year in excess of 5% of the Protected  Income Value will reduce the Protected
Income Value  proportionately  (see the examples of this  calculation  below).  The 5% annual  withdrawal  amount is determined on each anniversary  of the Issue Date (or on the Issue Date for the first  Annuity  Year) and  applies to any  withdrawals  during the Annuity
Year.  This means that the amount  available  for  withdrawals  each  Annuity Year on a  "dollar-for-dollar"  basis is adjusted on each contract anniversary to reflect changes in the Protected Income Value during the prior Annuity Year.

The following examples of dollar-for-dollar  and proportional  reductions assume that: 1.) the Issue Date and the effective date of the
GMIB program are October 13, 2003; 2.) an initial  Purchase  Payment of $250,000;  3.) an initial  Protected  Income Value of $250,000;
and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000):

Example 1. Dollar-for-dollar reduction

A $10,000  withdrawal is taken on November 13, 2003 (in the first Annuity  Year).  No prior  withdrawals  have been taken.  Immediately prior to the withdrawal,  the Protected Income Value is $251,038.10  (the initial value  accumulated for 31 days at an annual effective rate of 5%).  As the amount withdrawn is less than the dollar-for-dollar limit:
o        the Protected Income Value is reduced by the amount withdrawn (i.e., by $10,000, from $251,038.10 to $241,038.10).
o        The remaining  dollar-for-dollar  limit  ("Remaining  Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

Example 2. Dollar-for-dollar and proportional reductions

A second $10,000  withdrawal is taken on December 13, 2003 (still within the first Annuity Year).  Immediately  before the  withdrawal, the Account Value is $220,000 and the Protected  Income Value is $242,006.64.  As the amount  withdrawn  exceeds the Remaining Limit of
$2,500 from Example 1:
o        the Protected Income Value is first reduced by the Remaining Limit (from 242,006.64 to 239,506.64);
o        The result is then further reduced by the ratio of A to B, where:
o        A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).
o        B is the Account Value less the Remaining Limit ($220,000 - $2,500, or $217,500).
     The resulting Protected Income Value is: $239,506.64 x ( 1 - $7,500 / $217,500), or $231,247.79.
o        The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.

Example 3. Reset of the Dollar-for-dollar Limit

A $10,000  withdrawal  is made on the first  anniversary  of the Issue Date,  October  13, 2004  (second  Annuity  Year).  Prior to the withdrawal,  the Protected  Income Value is  $240,870.56.  The Remaining  Limit is reset to 5% of this amount,  or  $12,043.53.  As the amount withdrawn is less than the dollar-for-dollar limit:
o        the Protected Income Value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,870.56 to $230,870.56).
o        The Remaining  Limit for the balance of the second Annuity Year is also reduced by the amount  withdrawn  (from  $12,043.53 to
         $2,043.53).

KEY FEATURE - GMIB Annuity Payments
You can elect to apply the  Protected  Income  Value to one of the  available  GMIB Annuity  Payment  Options on any  anniversary  date following the initial waiting period, or any subsequent  waiting period  established upon your election to step-up the Protected Income
Value.  Once you have  completed  the waiting  period,  you will have a 30-day  period each year,  prior to the  contract  anniversary, during which you may elect to begin  receiving  annuity  payments under one of the available  GMIB Annuity  Payment  Options.  You must elect one of the GMIB  Annuity  Payment  Options by the  anniversary  of the  Annuity's  Issue  Date on or  immediately  following  the
Annuitant's 95th birthday,  except for Annuities used as a funding vehicle for an IRA, SEP IRA or 403(b),  in which case you must elect one of the GMIB Annuity  Payment  Options by the  anniversary of the Annuity's  Issue Date on or immediately  following the Annuitant's
92nd birthday.

The amount of each GMIB Annuity  Payment  will be  determined  based on the age and,  where  permitted by law, sex of the  Annuitant by applying  the  Protected  Income  Value (net of any  applicable  premium tax that may be due) to the GMIB  Annuity  Payment  Option you choose.  We use special  annuity  purchase  rates to calculate the amount of each payment due under the GMIB Annuity  Payment  Options.
These special rates for the GMIB Annuity Payment Options are calculated  using an assumed  interest rate factor that provides for lower growth in the value  applied to produce  annuity  payments than if you elected an annuity  payment  option that is not part of the GMIB program.  These  special  rates  also  are  calculated  using  other  factors  such as "age  setbacks"  (use of an age  lower  than the
Annuitant's  actual age) that result in lower  payments than would result if you elected an annuity  payment option that is not part of the GMIB  program.  Use of an age setback  entails a longer  assumed  life for the  Annuitant  which in turn  results in lower  annuity payments.

On the date that you elect to begin receiving GMIB Annuity  Payments,  we guarantee that your payments will be calculated based on your
Account  Value and our then current  annuity  purchase  rates if the payment  amount  calculated  on this basis would be higher than it would be based on the Protected Income Value and the special GMIB annuity purchase rates.

GMIB Annuity Payment Option 1 - Payments for Life with a Certain Period
Under this option,  monthly  annuity  payments  will be made until the death of the  Annuitant.  If the  Annuitant  dies before  having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.

GMIB Annuity Payment Option 2 - Payments for Joint Lives with a Certain Period
Under this  option,  monthly  annuity  payments  will be made until the death of both the  Annuitant  and the Joint  Annuitant.  If the
Annuitant and the Joint  Annuitant die before having received 120 monthly  annuity  payments,  the remainder of the 120 monthly annuity payments will be made to the Beneficiary.
|X|      If the Annuitant  dies first,  we will continue to make payments  until the later of the death of the Joint  Annuitant and the end of the period certain.  However,  if the Joint Annuitant is still receiving annuity payments  following the end of the certain period, we will reduce the amount of each subsequent payment to 50% of the original payment amount.
|X|      If the Joint  Annuitant  dies first,  we will continue to make payments  until the later of the death of the Annuitant and the end of the period certain.

You cannot  withdraw your Account Value or the Protected  Income Value under either GMIB Annuity  Payment Option once annuity  payments have begun.  We may make other payout frequencies available, such as quarterly, semi-annually or annually.

Other Important Considerations
|X|      The GMIB program does not directly  affect the Annuity's  Account  Value,  Surrender  Value or the amount payable under either the basic death benefit  provision of the Annuity or any optional  death benefit  provision.  If you surrender  your Annuity,  you will receive the current  Surrender  Value,  not the Protected  Income Value. The Protected Income Value is only applicable if you elect to begin receiving annuity payments under one of the GMIB annuity options after the waiting period.
|X|      The Annuity offers other annuity  payment  options that you can elect which do not impose an additional  charge,  but which do not offer to guarantee a minimum value on which to make annuity payments.
|X|      Where allowed by law, we reserve the right to limit  subsequent  purchase  payments if we determine,  at our sole  discretion, that based on the timing of your Purchase  Payments and withdrawals,  your Protected Income Value is increasing in ways we did not intend. In determining whether to limit Purchase Payments, we will look at Purchase Payments which are  disproportionately  larger than your initial Purchase Payment and other actions that may artificially increase the Protected Income Value.
|X|      We reserve the right to impose  restrictions  on the allocation of your Account Value,  including  prohibiting  allocations to certain Portfolios.  We may also require that you allocate your Account Value according to an asset allocation model.
|X|      If you change the Annuitant  after the effective  date of the GMIB program,  the period of time during which we will apply the
     5% annual growth rate may be changed based on the age of the new  Annuitant.  If the new Annuitant  would not be eligible to elect the GMIB program based on his or her age at the time of the change, then the GMIB program will terminate.
|X|      Annuity payments made under the GMIB program are subject to the same tax treatment as any other annuity payment.
|X|      At the time you elect to begin  receiving  annuity  payments under the GMIB program or under any other annuity  payment option we make  available,  the  protection  provided by the Annuity's  basic death benefit or any optional  death benefit  provision you elected will no longer apply.

Election of the Program
Currently,  the GMIB program can only be elected at the time that you purchase  your Annuity.  The Annuitant  must be age 75 or less as of the effective date of the GMIB program.  In the future,  we may offer  existing  Annuity Owners the option to elect the GMIB program after the Issue Date of their  Annuity,  subject to our  eligibility  rules and  restrictions.  If you elect the GMIB program after the
Issue Date of your  Annuity,  the program will be effective as of the date of election.  Your Account Value as of the that date will be used to calculate the Protected Income Value as of the effective date of the program.

Termination of the Program
The GMIB  program  cannot be  terminated  by the Owner once  elected.  The GMIB  program  automatically  terminates  as of the date the
Annuity is fully  surrendered,  on the date the death benefit is payable to your  Beneficiary  (unless your surviving  spouse elects to continue the Annuity),  or on the date that your Account Value is transferred to begin making  annuity  payments.  The GMIB program may also be  terminated  if you  designate a new  Annuitant  who would not be eligible to elect the GMIB program based on his or her age at the time of the change.

Upon  termination  of the GMIB program we will deduct the charge from your Account  Value for the portion of the Annuity Year since the prior anniversary of the Annuity's Issue Date (or the Issue Date if in the first Annuity Year).

Charges under the Program
Currently,  we deduct a charge  equal to 0.50% per year of the  average  Protected  Income  Value for the period  the  charge  applies.
Because the charge is calculated  based on the average  Protected  Income Value,  it does not increase or decrease  based on changes to the  Annuity's  Account  Value due to market  performance.  The dollar amount you pay each year will increase in any year the Protected
Income Value  increases,  and it will decrease in any year the Protected  Income Value  decreases due to  withdrawal,  irrespective  of whether your Account Value increases or decreases.

The charge is deducted  annually in arrears  each  Annuity  Year on the  anniversary  of the Issue Date of the  Annuity.  We deduct the amount of the charge pro-rata from the Account Value allocated to the variable  investment  options and the Fixed  Allocations.  No MVA will apply to Account Value deducted from a Fixed  Allocation.  If you surrender your Annuity,  begin receiving  annuity payments under the GMIB program or any other annuity  payment  option we make  available  during an Annuity Year, or the GMIB program  terminates,  we will deduct the charge for the portion of the Annuity Year since the prior  anniversary of the Annuity's  Issue Date (or the Issue Date if in the first Annuity Year).

No charge applies after the Annuity Date.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
The Annuity  provides a Death Benefit  during its  accumulation  period.  If the Annuity is owned by one or more natural  persons,  the
Death  Benefit is payable  upon the first death of an Owner.  If the Annuity is owned by an entity,  the Death  Benefit is payable upon the Annuitant's  death, if there is no Contingent  Annuitant.  If a Contingent  Annuitant was designated  before the Annuitant's  death and the Annuitant  dies,  then the  Contingent  Annuitant  becomes the Annuitant and a Death Benefit will not be paid at that time. The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

Basic Death Benefit
The Annuity  provides a basic Death  Benefit at no  additional  charge.  The  Insurance  Charge we deduct daily from your Account Value allocated to the  Sub-accounts is used, in part, to pay us for the risk we assume in providing the basic Death Benefit  guarantee under the Annuity.  The Annuity also offers three  different  optional  Death  Benefits that can be purchased for an additional  charge.  The additional  charge is deducted to compensate  American Skandia for providing  increased  insurance  protection under the optional Death
Benefits.  Notwithstanding  the additional  protection  provided under the optional Death Benefits,  the additional cost has the impact of reducing the net performance of the investment options.

The basic Death Benefit is the greater of:
|X|      The sum of all Purchase Payments less the sum of all proportional withdrawals.
|X|      The sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations.

"Proportional  withdrawals" are determined by calculating the percentage of your Account Value that each prior  withdrawal  represented when  withdrawn.  For example,  a withdrawal of 50% of Account  Value would be  considered as a 50% reduction in Purchase  Payments for purposes of calculating the basic Death Benefit.

OPTIONAL DEATH BENEFITS

Three  optional  Death  Benefits  are offered  for  purchase  with your  Annuity to provide an enhanced  level of  protection  for your beneficiaries.

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Currently,  these  benefits are only offered and must be elected at the time that you purchase your  Annuity.  We may, at a later date, allow  existing  Annuity  Owners to purchase an optional  Death  Benefit  subject to our rules and any changes or  restrictions  in the benefits.  Certain terms and  conditions may differ if you purchase your Annuity as part of an exchange,  replacement  or transfer,  in whole or in part,  from any other Annuity we issue.  The Highest  Anniversary  Value Death Benefit and the  Combination  5% Roll-up and
Highest Anniversary Value Death Benefit may only be elected individually, and cannot be elected in combination with each other.
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Enhanced Beneficiary Protection Optional Death Benefit
The Enhanced  Beneficiary  Protection  Optional Death Benefit can provide  additional  amounts to your  Beneficiary that may be used to offset  federal and state taxes  payable on any  taxable  gains in your  Annuity at the time of your  death.  Whether  this  benefit is appropriate for you may depend on your  particular  circumstances,  including  other financial  resources that may be available to your
Beneficiary to pay taxes on your Annuity  should you die during the  accumulation  period.  No benefit is payable if death occurs on or after the Annuity Date.

The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit  provides a benefit  that is payable in  addition  to the basic  Death
Benefit.  If the  Annuity  has one Owner,  the Owner must be age 75 or less at the time the  benefit is  purchased.  If the Annuity has joint Owners, the oldest Owner must be age 75 or less.  If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

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The Enhanced  Beneficiary  Protection  Optional Death Benefit is being offered in those jurisdictions where we have received regulatory approval.  Certain terms and conditions  may differ between  jurisdictions  once  approved.  Please refer to the section  entitled "Tax
Considerations" for a discussion of special tax considerations for purchasers of this benefit.
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Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.       the basic Death Benefit described above;

     PLUS

2.       40% of your "Growth" under the Annuity, as defined below.

"Growth"  means the sum of your Account  Value in the variable  investment  options and your  Interim  Value in the Fixed  Allocations, minus the total of all Purchase Payments reduced by the sum of all proportional withdrawals.

"Proportional  withdrawals" are determined by calculating the percentage of your Account Value that each prior  withdrawal  represented when withdrawn.

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The Enhanced  Beneficiary  Protection  Optional Death Benefit is subject to a maximum of 100% of all Purchase  Payments  applied to the
Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.
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See Appendix C for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.

Highest Anniversary Value Death Benefit ("HAV")
If the Annuity has one Owner,  the Owner must be age 79 or less at the time the Highest  Anniversary  Value  Optional  Death Benefit is
purchased.  If the  Annuity  has joint  Owners,  the oldest  Owner must be age 79 or less.  If the  Annuity is owned by an entity,  the
Annuitant must be age 79 or less.

Certain of the  Portfolios  offered as  Sub-accounts  under the Annuity are not  available if you elect the Highest  Anniversary  Value
Death  Benefit.  In  addition,  we reserve the right to require you to use certain  asset  allocation  model(s) if you elect this death benefit.

Calculation of Highest Anniversary Value Death Benefit
The HAV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the basic Death Benefit described above; and
2.       the Highest Anniversary Value as of the Owner's date of death.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the basic Death Benefit described above; and
2.       the Highest  Anniversary  Value on the Death  Benefit  Target Date plus the sum of all Purchase  Payments  less the sum of all proportional withdrawals since the Death Benefit Target Date.

         The amount  determined by this calculation is increased by any Purchase  Payments received after the Owner's date of death and decreased by any proportional withdrawals since such date.

 Please refer to the  definition of Death Benefit  Target Date below.  This death benefit may not be an  appropriate  feature where the
 Owner's age is near the age specified in the Death Benefit  Target Date.  This is because the benefit may not have the same  potential for growth as it otherwise would,  since there will be fewer contract  anniversaries  before the death benefit target date is reached.
 The death  benefit  target  date under this death  benefit is earlier  than the death  benefit  target date under the  Combination  5%
 Roll-up and Highest  Anniversary Value Death Benefit for Owners who are age 76 or older when the contract is issued,  which may result in a lower value on the death  benefit,  since there will be fewer  contract  anniversaries  before the death  benefit  target date is reached.

See Appendix C for examples of how the Highest Anniversary Value Death Benefit is calculated.

Combination 5% Roll-up and Highest Anniversary Value Death Benefit
If the Annuity has one Owner,  the Owner must be age 79 or less at the time the  Combination  5% Roll-up and HAV Optional Death Benefit
is  purchased.  If the Annuity has joint  Owners,  the oldest Owner must be age 79 or less.  If the Annuity is owned by an entity,  the
Annuitant must be age 79 or less.

Certain of the Portfolios  offered as Sub-accounts  under the Annuity are not available if you elect the Combination 5% Roll-up and HAV
Death  Benefit.  In  addition,  we reserve the right to require you to use certain  asset  allocation  model(s) if you elect this death benefit.

Calculation of the Combination 5% Roll-up and Highest Anniversary Value Death Benefit

         The Combination 5% Roll-up and HAV Death Benefit equals the greatest of:

1.       the basic Death Benefit described above; and
2.       the Highest Anniversary Value death benefit described above, and
3.       5% Roll-up described below.

The calculation of the 5% Roll-up depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date the 5% Roll up is equal to:

o        all Purchase  Payments  increasing at an annual effective  interest rate of 5% starting on the date that each Purchase Payment is made and ending on the Owner's date of death;

                  MINUS

o        the sum of all withdrawals,  dollar for dollar up to 5% of the death benefit's value as of the prior contract  anniversary (or issue date if the withdrawal is in the first contract  year).  Any  withdrawals in excess of the 5% dollar for dollar limit are proportional.

         If the Owner dies on or after the Death Benefit Target Date the 5% Roll-up is equal to:

o        the 5% Roll-up value as of the Death Benefit  Target Date  increased by total  Purchase  Payments made after the Death Benefit
                  Target  Date and reduced  dollar for dollar for the first 5% of the death  benefit's  value as of the prior  contract anniversary (or issue date if the withdrawal is in the first contract year) and proportionally thereafter.

Please refer to the  definitions  of Death Benefit Target Date below.  This death benefit may not be an  appropriate  feature where the
Owner's age is near the age specified in the Death  Benefit  Target Date.  This is because the benefit may not have the same  potential for growth as it otherwise would, since there will be fewer contract anniversaries before the Death Benefit Target Date is reached.
See Appendix C for examples of how the Combination 5% Roll-up and Highest Anniversary Value Death Benefit is calculated.

Key Terms Used with the Highest Anniversary Value Death Benefit and the Combination 5% Roll-up and Highest Anniversary Value Death
Benefit:

|X|      The Death Benefit  Target Date for the Highest  Anniversary  Value Death Benefit is the contract  anniversary  on or after the
     80th birthday of the current Owner, the oldest of either joint Owner or the Annuitant, if entity owned.

|X|      The Death Benefit Target Date for the  Combination  5% Roll-up and HAV Death Benefit is the later of the contract  anniversary on or after the 80th birthday of the current Owner,  the oldest of either joint Owner or the Annuitant,  if entity owned,  or five years after the Issue Date of the Annuity.

|X|      The Highest  Anniversary Value equals the highest of all previous  "Anniversary  Values" less  proportional  withdrawals since such anniversary and plus any Purchase Payments since such anniversary.

|X|      The Anniversary  Value is the Account Value as of each  anniversary of the Issue Date of the Annuity.  The  Anniversary  Value
     on the Issue Date is equal to your Purchase Payment.

|X|      Proportional  withdrawals  are  determined by  calculating  the  percentage  of your Account Value that each prior  withdrawal represented when withdrawn.  Proportional  withdrawals result in a reduction to the Highest  Anniversary Value or 5% Roll-up value by reducing such value in the same  proportion as the Account  Value was reduced by the  withdrawal as of the date the  withdrawal occurred.  For example,  if your Highest  Anniversary Value or 5% Roll-up value is $125,000 and you subsequently  withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10%  reduction),  when  calculating  the optional  Death Benefit we will reduce your Highest Anniversary Value ($125,000) by 10% or $12,500.

Annuities with joint Owners
For  Annuities  with Joint  Owners,  the Death  Benefits are  calculated  as shown above except that the age of the oldest of the Joint
Owners is used to determine  the Death  Benefit  Target Date.  NOTE:  If you and your spouse own the Annuity  jointly,  we will pay the
Death Benefit to the  Beneficiary.  If the sole primary  Beneficiary is the surviving  spouse,  then the surviving  spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.

Annuities owned by entities
For  Annuities  owned by an entity,  the Death  Benefit is  calculated  as shown above except that the age of the  Annuitant is used to determine  the  Death  Benefit  Target  Date.  Payment  of the Death  Benefit  is based on the death of the  Annuitant  (or  Contingent
Annuitant, if applicable).

Can I terminate the optional Death Benefits?  Do the optional Death Benefits terminate under other circumstances?
You can terminate the Enhanced  Beneficiary  Protection  Optional Death Benefit and the Highest  Anniversary Value Death Benefit at any
time.  The  Combination  5% Roll-up and HAV Death  Benefit may not be  terminated  once  elected.  The  optional  Death  Benefits  will terminate  automatically  on the Annuity  Date.  We may also  terminate  any  optional  Death  Benefit if  necessary to comply with our interpretation of the Code and applicable regulations.

What are the charges for the optional Death Benefits?
We deduct a charge equal to 0.25% per year of Account  Value for each of the Highest  Anniversary  Value Death Benefit and the Enhanced
Beneficiary  Protection  Death Benefit and 0.50% of Account Value per year for the  Combination  5% Roll-up and HAV Death  Benefit.  We
deduct the charge for each of these benefits to compensate  American  Skandia for providing  increased  insurance  protection under the optional Death Benefits.  The additional annual charge is deducted daily against your Account Value allocated to the Sub-accounts.

Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

AMERICAN SKANDIA'S ANNUITY REWARDS

What is the Annuity Rewards benefit?
The  Annuity  Rewards  benefit  offers  Owners the  ability to capture  any market  gains  since the Issue Date of their  Annuity as an enhancement  to their current Death Benefit so their  Beneficiaries  will not receive less than the Annuity's  value as of the date the
Owner elects the benefit.  Under the Annuity  Rewards  benefit,  American  Skandia  guarantees  that the Death Benefit will not be less than:

         your Account  Value in the variable  investment  options plus the Interim Value in any Fixed  Allocations  as of the effective date of the Owner's election

         MINUS any proportional withdrawals* following the date of election

         PLUS any additional Purchase Payments applied to the Annuity following the date of election.

*    "Proportional  withdrawals"  are determined by calculating  the percentage of the Account Value that each  withdrawal  represented when withdrawn.  For example,  a withdrawal of 50% of your Account Value would be treated as a 50% reduction in the amount payable under the Death Benefit.

The Annuity  Rewards  Death  Benefit  enhancement  does not affect the  calculation  of the basic Death  Benefit or any Optional  Death
Benefits  available  under the Annuity to the extent such benefit  provides for a change in the method of calculation  based on the age of the  decedent  as of the date of death.  If the Death  Benefit  amount  payable  under your  Annuity's  basic  Death  Benefit or any
Optional  Death  Benefits you purchase is greater than the enhanced  Death  Benefit under the Annuity  Rewards  benefit on the date the
Death Benefit is calculated, your Beneficiary will receive the higher amount.

Who is eligible for the Annuity Rewards benefit?
Owners can elect the Annuity  Rewards Death Benefit  enhancement  following the eighth (8th)  anniversary of the Annuity's  Issue Date.
However,  the election is subject to the  requirement  that their  Account  Value on the election  date is greater than the amount that would be payable to their  Beneficiary  under the Death  Benefit  provided  under the Annuity as of the election  date  (including  any amounts  payable under any optional  death benefit then in effect).  If an Owner is ineligible  when he or she applies for the optional benefit,  the Owner can elect the Annuity  Rewards Death Benefit  enhancement on any subsequent  date if they  otherwise  qualify.  The election  must occur before  annuity  payments  begin.  An Owner can only elect the Annuity  Rewards Death  Benefit  enhancement  once.
There is no additional charge for electing the Annuity Rewards Death Benefit enhancement.

PAYMENT OF DEATH BENEFITS

Payment of Death Benefit to Beneficiary
Except in the case of a spousal Beneficiary, in the event of your death, the death benefit must be distributed:
|X|      as a lump sum amount at any time within five (5) years of the date of death; or
|X|      as a series  of  annuity  payments  not  extending  beyond  the life  expectancy  of the  Beneficiary  or over the life of the
         Beneficiary.  Payments under this option must begin within one year of the date of death.

Unless you have made an election  prior to death benefit  proceeds  becoming due, a Beneficiary  can elect to receive the Death Benefit proceeds as a series of fixed annuity  payments  (annuity  payment options 1-4) or as a series of variable  annuity  payments  (annuity payment options 1-3 or 5 and 6).  See the section entitled "What Types of Annuity Options are Available."

Spousal Beneficiary - Assumption of Annuity
You may name your  spouse as your  Beneficiary.  If you and your  spouse  own the  Annuity  jointly,  we assume  that the sole  primary
Beneficiary  will be the surviving  spouse unless you elect an  alternative  Beneficiary  designation.  Unless you elect an alternative
Beneficiary  designation,  the spouse  Beneficiary  may elect to assume  ownership of the Annuity  instead of taking the Death  Benefit payment.  Any Death Benefit  (including any optional Death  Benefits) that would have been payable to the  Beneficiary  will become the new Account  Value as of the date we receive due proof of death and any required  proof of a spousal  relationship.  As of the date the assumption is  effective,  the  surviving  spouse will have all the rights and benefits that would be available  under the Annuity to a new  purchaser of the same  attained  age. For purposes of  determining  any future Death  Benefit for the  surviving  spouse,  the new
Account  Value  will be  considered  as the  initial  Purchase  Payment.  No CDSC will apply to the new  Account  Value.  However,  any additional  Purchase  Payments  applied after the date the  assumption is effective  will be subject to all  provisions of the Annuity, including any CDSC that may apply to the additional Purchase Payments.

See the section  entitled  "Managing  Your  Annuity - Spousal  Contingent  Annuitant"  for a discussion  of the  treatment of a spousal
Contingent Annuitant in the case of the death of the Annuitant in an entity owned Annuity.

Qualified Beneficiary Continuation Option
The Code  provides  for  alternative  death  benefit  payment  options  when an Annuity is used as an IRA,  403(b) or other  "qualified investment"  that requires  Minimum  Distributions.  Upon the Owner's death under an IRA,  403(b) or other  "qualified  investment",  a
Beneficiary may generally elect to continue the Annuity and receive  Minimum  Distributions  under the Annuity instead of receiving the death  benefit in a single  payment.  The available  payment  options will depend on whether the Owner died on or before the date he or she was required to begin receiving Minimum Distributions under the Code and whether the Beneficiary is the surviving spouse.

|X|      If death occurs before the date Minimum  Distributions  must begin under the Code, the Death Benefit can be paid out in either a lump sum, within five years from the date of death,  or over the life or life  expectancy of the designated  Beneficiary (as long as  payments  begin  by  December  31st of the  year  following  the  year  of  death).  However,  if the  spouse  is the
         Beneficiary,  the Death Benefit can be paid out over the life or life  expectancy  of the spouse with such payments  beginning no earlier  than  December  31st of the year  following  the year of death or December  31st of the year in which the deceased would have reached age 70 1/2, which ever is later.

|X|      If death occurs after the date Minimum  Distributions  must begin under the Code,  the Death Benefit must be paid out at least as rapidly as under the method then in effect.

A Beneficiary  has the  flexibility to take out more each year than required under the Minimum  Distribution  rules.  Until  withdrawn, amounts in an IRA,  403(b) or other  "qualified  investment"  continue  to be tax  deferred.  Amounts  withdrawn  each year,  including amounts  that are  required  to be  withdrawn  under the Minimum  Distribution  rules,  are  subject to tax.  You may wish to consult a professional  tax  advisor for tax advice as to your  particular  situation.  See the  section  entitled  "How are  Distributions  From
Qualified Contracts Taxed? - Minimum Distributions after age 70 1/2."

Upon election of this Qualified Beneficiary Continuation option:

|X|      the Annuity contract will be continued in the Owner's name, for the benefit of the Beneficiary.
|X|      the  Beneficiary  will be charged at an amount  equal to 1.40%  daily  against  the  average  daily  assets  allocated  to the
              Sub-accounts.
|X|      the Account Value will be equal to any Death Benefit  (including  any optional  Death Benefit) that would have been payable to the Beneficiary if they had taken a lump sum distribution.
|X|      the Beneficiary may request  transfers among  Sub-accounts,  subject to the same limitations and restrictions  that applied to the Owner,  except that the  Sub-accounts  offered will be those  offered under the  Qualified  Beneficiary  Continuation option at the time the option is elected.
|X|      the Fixed  Allocations  will be those offered under the Qualified  Beneficiary  Continuation  option at the time the option is elected.
|X|      no additional Purchase Payments can be applied to the Annuity.
|X|      other optional Benefits will be those offered under the Qualified Beneficiary Continuation option at the time of election.
|X|      the basic Death Benefit and any optional Death Benefits elected by the Owner will no longer apply to the Beneficiary.
|X|      the Beneficiary can request a withdrawal of all or a portion of the Account Value at any time without application of a CDSC.
|X|      upon the death of the  Beneficiary,  any  remaining  Account  Value will be paid in a lump sum to the  person(s)  named by the
              Beneficiary.
|X|      all amounts in the Annuity must be paid out to the Beneficiary according to the Minimum Distribution rules described above.

Your Beneficiary  will be provided with a prospectus and settlement  option that will describe this option at the time he or she elects this option.  Please contact American Skandia for additional  information on the  availability,  restrictions and limitations that will apply to a Beneficiary under the Qualified Beneficiary Continuation option.

Are there any exceptions to these rules for paying the Death Benefit?
Yes,  there are  exceptions  that apply no matter how your Death Benefit is  calculated.  There are  exceptions to the Death Benefit if the decedent was not the Owner or  Annuitant  as of the Issue Date and did not become the Owner or Annuitant  due to the prior  Owner's or Annuitant's  death.  Any Death Benefit  (including any optional Death Benefit) that applies will be suspended for a two-year  period from the date he or she first became Owner or Annuitant.  After the two-year  suspension period is completed,  the Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

When do you determine the Death Benefit?
We determine the amount of the Death Benefit as of the date we receive "due proof of death",  any  instructions we require to determine the method of payment and any other  written  representations  we require to determine  the proper  payment of the Death Benefit to all
Beneficiaries.  "Due proof of death" may include a certified  copy of a death  certificate,  a certified copy of a decree of a court of competent  jurisdiction as to the finding of death or other  satisfactory  proof of death.  Upon our receipt of "due proof of death" we automatically  transfer  the Death  Benefit to the AST Money Market  Sub-account  until we further  determine  the universe of eligible
Beneficiaries.  Once the universe of eligible  Beneficiaries  has been  determined  each eligible  Beneficiary  may allocate his or her eligible share of the Death Benefit to the Sub-accounts according to our rules.

Each  Beneficiary  must make an election as to the method they wish to receive their portion of the Death  Benefit.  Absent an election of a Death Benefit payment  method,  no Death Benefit can be paid to the  Beneficiary.  We may require  written  acknowledgment  of all named  Beneficiaries  before we can pay the Death  Benefit.  During the period  from the date of death  until we receive  all  required paper work, the amount of the Death Benefit may be subject to market fluctuations.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?
During the  accumulation  period,  the Annuity has an Account Value.  The Account Value is determined  separately for each  Sub-account allocation and for each Fixed  Allocation.  The Account Value is the sum of the values of each Sub-account  allocation and the value of each Fixed  Allocation.  The Account  Value does not reflect any CDSC that may apply to a withdrawal  or  surrender.  When  determining the Account  Value on a day more than 30 days prior to a Fixed  Allocation's  Maturity  Date,  the Account Value may include any Market
Value Adjustment that would apply to a Fixed Allocation (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value  available to you on any day during the  accumulation  period.  The Surrender Value is equal to your Account Value minus any CDSC, the Annual  Maintenance Fee and the charge for any optional  benefits.  The Surrender Value will also include any Market Value Adjustment that may apply.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you allocate Account Value to a Sub-account,  you are purchasing units of the Sub-account.  Each Sub-account  invests  exclusively in shares of an underlying  Portfolio.  The value of the Units  fluctuates with the market  fluctuations  of the Portfolios.  The value of the Units also reflects the daily accrual for the Insurance  Charge,  the Distribution  Charge (if  applicable),  and if you elected one or more optional  benefits  whose annual charge is deducted  daily,  the  additional  charge made for such  benefits.  There may be several  different  Unit Prices for each  Sub-account  to reflect the  Insurance  Charge,  Distribution  Charge and the charges for any optional  benefits.  The Unit Price for the Units you purchase  will be based on the total  charges for the benefits that apply to your
Annuity.  See the section  entitled  "What  Happens to My Units When There is a Change in Daily  Asset-Based  Charges?"  for a detailed discussion of how Units are purchased and redeemed to reflect changes in the daily charges that apply to your Annuity.

Each  Valuation  Day,  we  determine  the price for a Unit of each  Sub-account,  called the "Unit  Price."  The Unit Price is used for determining  the  value of  transactions  involving  Units of the  Sub-accounts.  We  determine  the  number of Units  involved  in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example
Assume you allocate  $5,000 to a  Sub-account.  On the Valuation  Day you make the  allocation,  the Unit Price is $14.83.  Your $5,000 buys 337.154 Units of the  Sub-account.  Assume that later,  you wish to transfer $3,000 of your Account Value out of that  Sub-account and into  another  Sub-account.  On the  Valuation  Day you  request  the  transfer,  the Unit Price of the  original  Sub-account  has increased to $16.79.  To transfer  $3,000,  we sell 178.677  Units at the current Unit Price,  leaving you 158.477  Units.  We then buy
$3,000 of Units of the new Sub-account at the Unit Price of $17.83.  You would then have 168.255 Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee  Period,  we use the concept of an Interim  Value.  The Interim Value can be calculated on any day and is equal to the initial value  allocated to a Fixed  Allocation plus all interest  credited to a Fixed  Allocation as of the date  calculated.  The
Interim  Value does not include the impact of any Market  Value  Adjustment.  If you made any  transfers  or  withdrawals  from a Fixed
Allocation,  the Interim  Value will reflect the  withdrawal of those  amounts and any interest  credited to those amounts  before they were  withdrawn.  To determine the Account Value of a Fixed  Allocation on any day other than its Maturity Date or within 30 days prior to its Maturity Date, we multiply the Account Value of the Fixed Allocation times the Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
American  Skandia is generally open to process  financial  transactions  on those days that the New York Stock Exchange  (NYSE) is open for trading.  There may be  circumstances  where the NYSE does not open on a regularly  scheduled  date or time or closes at an earlier time  than  scheduled  (normally  4:00 p.m.  EST).  Financial  transactions  requested  before  the  close of the NYSE  which  meet our requirements  will be  processed  according  to the value next  determined  following  the close of  business.  Financial  transactions requested  on a  non-business  day or after the close of the NYSE  will be  processed  based on the  value  next  computed  on the next business day. There may be  circumstances  when the opening or closing time of the NYSE is different than other major stock  exchanges, such as NASDAQ or the American Stock  Exchange.  Under such  circumstances,  the closing time of the NYSE will be used when valuing and processing transactions.

There may be circumstances where the NYSE is open, however,  due to inclement weather,  natural disaster or other circumstances  beyond our control,  our offices may be closed or our business  processing  capabilities may be restricted.  Under those  circumstances,  your
Account  Value may  fluctuate  based on  changes in the Unit  Values,  but you may not be able to  transfer  Account  Value,  or make a purchase or redemption request.

The NYSE is closed on the  following  nationally  recognized  holidays:  New Year's Day,  Martin  Luther  King,  Jr. Day,  Washington's
Birthday,  Good Friday,  Memorial Day, Independence Day, Labor Day,  Thanksgiving,  and Christmas.  On those dates, we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Initial  Purchase  Payments:  We are required to allocate your initial  Purchase  Payment to the  Sub-accounts  within two (2) business days after we receive all of our  requirements  at our office to issue the Annuity.  If we do not have all the required  information to allow us to issue your Annuity,  we may retain the Purchase Payment while we try to reach you or your  representative  to obtain all of our  requirements.  If we are unable to obtain all of our  required  information  within five (5)  business  days,  we are  required to return the Purchase  Payment to you at that time,  unless you  specifically  consent to our  retaining  the Purchase  Payment  while we gather the required  information.  Once we obtain the required  information,  we will invest the Purchase Payment and issue the Annuity within two (2) business days.  During any period that we are trying to obtain the required information, your money is not invested.

Additional  Purchase  Payments:  We will apply any  additional  Purchase  Payments on the  Valuation  Day that we receive the  Purchase
Payment at our  office  with  satisfactory  allocation  instructions.  We will  allocate  any  additional  Purchase  Payments  you make according to your most recent allocation instructions if none are provided.

Scheduled  Transactions:  "Scheduled"  transactions include transfers under a Dollar Cost Averaging,  rebalancing,  or asset allocation program,  Systematic  Withdrawals,  Minimum  Distributions or annuity payments.  Scheduled  transactions are processed and valued as of the date they are  scheduled,  unless the scheduled day is not a Valuation  Day. In that case,  the  transaction  will be processed and valued on Valuation Day prior to the scheduled transaction date.

Unscheduled  Transactions:  "Unscheduled"  transactions include any other non-scheduled  transfers and requests for Partial Withdrawals or Free  Withdrawals or Surrenders.  Unscheduled  transactions  are processed and valued as of the Valuation Day we receive the request at our Office and have all of the required information.

Medically-related  Surrenders  &  Death Benefits:  Medically-related  surrender  requests and Death Benefit claims require our review and evaluation  before  processing.  We price such  transactions  as of the date we receive at our Office all supporting  documentation  we require for such transactions and that are satisfactory to us.

Transactions in ProFunds VP Sub-accounts:  Generally,  purchase or redemption  orders or transfer requests must be received by us by no later than the close of the NYSE to be processed on the current  Valuation Day.  However,  any purchase or redemption order or transfer request  involving the ProFunds VP  Sub-accounts  must be received by us no later than one hour prior to any  announced  closing of the applicable  securities  exchange  (generally,  3:00 p.m. Eastern time) to be processed on the current Valuation Day. The "cut-off" time for such  financial  transactions  involving  a ProFunds VP  Sub-account  will be  extended  to1/2hour prior to any  announced  closing
(generally,   3:30  p.m.  Eastern  time)  for  transactions  submitted  electronically  through  American  Skandia's  Internet  website
(www.americanskandia.prudential.com).  You cannot  request a transaction  involving  the  purchase,  redemption or transfer of units in one of the ProFunds VP  Sub-accounts  between the applicable  "cut-off" time and 4:00 p.m.  Transactions  received after 4:00 p.m. will be treated as received by us on the next Valuation Day.

WHAT HAPPENS TO MY UNITS WHEN THERE IS A CHANGE IN DAILY ASSET-BASED CHARGES?

Distribution  Charge:  The  Distribution  Charge is deducted under your Annuity during Annuity Years 1-8. At the end of the 8th Annuity
Year, we will no longer deduct the  Distribution  Charge.  On the date the charge no longer  applies,  your Annuity will become subject to a different daily  asset-based  charge.  We will process a transaction  where your Account Value allocated to the Sub-accounts  will be used to purchase new Units of the  Sub-accounts  that  reflect the  Insurance  Charge (and the charge for any optional  benefits you have  elected) but not the  Distribution  Charge.  The number of Units  attributed to your Annuity will be decreased and the Unit Price of each unit of the  Sub-accounts  in which you invested will be increased.  The  adjustment in the number of Units and Unit Price will not affect your Account  Value.  Beginning  on that date,  your Account  Value will be  determined  based on the change in the value of
Units that reflect the Insurance Charge and any other optional benefits that you have elected.

Termination  of  Optional  Benefits:  Except for the  Guaranteed  Minimum  Income  Benefit and the  Combination  5% Roll-up and Highest
Anniversary Value Death Benefit which cannot be terminated by the owner once elected,  if any optional benefit  terminates,  we will no longer  deduct the charge we apply to purchase  the  optional  benefit.  On the date the charge no longer  applies,  your  Annuity will become  subject to a different  daily  asset-based  charge.  We will process a transaction  where your Account  Value  allocated to the
Sub-accounts  will be used to purchase new Units of the Sub-accounts  that reflect the Insurance  Charge,  the Distribution  Charge (if applicable)  and any  optional  benefit or program  still  elected,  but not the charge for the  optional  benefit or program  that you terminated.  The number of Units  attributed to your Annuity will be decreased and the Unit Price of each unit of the  Sub-accounts  in which you  invested  will be  increased.  The  adjustment  in the number of Units and Unit Price will not affect  your  Account  Value.
Beginning on that date,  your Account  Value will be  determined  based on the change in the value of Units that reflect the  Insurance
Charge, the Distribution Charge (if applicable) and any other optional benefits that you have elected.

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?
Following  is a brief  summary of some of the Federal tax  considerations  relating to this  Annuity.  However,  since the tax laws are complex and tax  consequences are affected by your individual  circumstances,  this summary of our  interpretation  of the relevant tax laws is not intended to be fully  comprehensive  nor is it intended as tax advice.  Therefore,  you may wish to consult a  professional tax advisor for tax advice as to your particular situation.

HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?
The Separate  Accounts are taxed as part of American  Skandia.  American  Skandia is taxed as a life  insurance  company  under Part I, subchapter L of the Code.  No taxes are due on interest,  dividends and  short-term  or long-term  capital gains earned by the Separate
Accounts with respect to the Annuities.

IN GENERAL, HOW ARE ANNUITIES TAXED?
Section 72 of the Code governs the taxation of annuities in general.  Taxation of the Annuity will depend in large part on:

1.       whether the Annuity is used by:
|X|      a qualified  pension plan,  profit sharing plan or other retirement  arrangement that is eligible for special  treatment under the Code (for purposes of this discussion, a "Qualified Contract"); or
|X|      an individual or a corporation, trust or partnership (a "Non-qualified Contract"); and

2.       whether the Owner is:
|X|      an individual person or persons; or
|X|      an entity including a corporation, trust or partnership.

Individual  Ownership:  If one or more  individuals own an Annuity,  the Owner of the Annuity is generally not taxed on any increase in the  value of the  Annuity  until an  amount is  received  (a  "distribution").  This is  commonly  referred  to as "tax  deferral".  A distribution  can be in the form of a lump sum payment  including  payment of a Death Benefit,  or in annuity payments under one of the annuity payment options.  Certain other transactions may qualify as a distribution and be subject to taxation.

Entity  Ownership:  If the  Annuity is owned by an entity and is not a Qualified  Contract,  generally  the Owner of the  Annuity  must currently  include any increase in the value of the Annuity during a tax year in its gross income.  An exception from current  taxation applies for annuities  held by an employer with respect to a terminated  tax-qualified  retirement  plan, a trust holding an annuity as an agent for a natural person,  or by a decedent's  estate by reason of the death of the decedent.  A tax-exempt entity for Federal tax purposes may not be subject to income tax as a result of this provision.

HOW ARE DISTRIBUTIONS TAXED?
Distributions from an Annuity are taxed as ordinary income and not as capital gains.

Distributions  Before  Annuitization:  Distributions  received before annuity payments begin are generally treated as coming first from
"income on the contract" and then as a return of the "investment in the contract".  The amount of any  distribution  that is treated as receipt of "income on the  contract" is includible in the  taxpayer's  gross income and taxable in the year it is received.  The amount of any distribution treated as a return of the "investment in the contract" is not includible in gross income.

|X|      "Income on the contract" is calculated by  subtracting  the taxpayer's  "investment in the contract" from the aggregate  value of all "related contracts" (discussed below).
|X|      "Investment  in the  contract"  is  equal  to  total  purchase  payments  for  all  "related  contracts"  minus  any  previous distributions  or  portions  of such  distributions  from such  "related  contracts"  that were not  includible  in gross  income.
     "Investment  in the contract" may be affected by whether an annuity or any "related  contract" was purchased as part of a tax-free exchange of life insurance,  endowment,  or annuity contracts under Section 1035 of the Code. The "investment in the contract" for a Qualified Contract will be considered zero for tax reporting purposes.

Distributions  After  Annuitization:  A portion of each  annuity  payment  received  on or after the  Annuity  Date will  generally  be taxable.  The taxable  portion of each annuity  payment is determined by a formula which  establishes the ratio that the "investment in the contract"  bears to the total value of annuity  payments to be made.  This is called the  "exclusion  ratio." The investment in the contract is excluded from gross income.  Any portion of an annuity  payment  received that exceeds the exclusion ratio will be entirely includible in gross income.  The formula for  determining  the exclusion  ratio differs  between fixed and variable  annuity  payments.
When annuity  payments  cease because of the death of the person upon whose life  payments are based and, as of the date of death,  the amount of annuity  payments  excluded from taxable income by the exclusion ratio does not exceed the "investment in the contract," then the remaining portion of unrecovered investment may be allowed as a deduction on the decedent's final income tax return.

Penalty  Tax on  Distributions:  Generally,  any  distribution  from an  annuity  not used in  conjunction  with a  Qualified  Contract
(Qualified  Contracts  are  discussed  below) is  subject to a penalty  equal to 10% of the amount  includible  in gross  income.  This penalty does not apply to certain distributions, including:
|X|      Distributions made on or after the taxpayer has attained age 591/2;
|X|      Distributions made on or after the death of the contract owner, or, if the owner is an entity, the death of the annuitant;
|X|      Distributions attributable to the taxpayer's becoming disabled within the meaning of Code section 72(m)(7);
|X|      Distributions  which are part of a series of  substantially  equal periodic  payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the taxpayer's designated beneficiary;
|X|      Distributions of amounts which are treated as "investments in the contract" made prior to August 14, 1982;
|X|      Payments under an immediate annuity as defined in the Code;
|X|      Distributions under a qualified funding asset under Code Section 130(d); or
|X|      Distributions  from an annuity  purchased by an employer on the  termination  of a qualified  pension plan that is held by the employer until the employee separates from service.

Special  rules  applicable to "related  contracts":  Contracts  issued by the same insurer to the same  contract  owner within the same calendar year (other than certain contracts owned in connection with a tax-qualified  retirement  arrangement) are to be treated as one annuity  contract  when  determining  the  taxation of  distributions  before  annuitization.  We refer to these  contracts as "related contracts."  In  situations  involving  related  contracts we believe that the values under such  contracts  and the  investment in the contracts will be added together to determine the proper taxation of a distribution  from any one contract  described under the section
"Distributions before  Annuitization."  Generally,  distributions will be treated as coming first from income on the contract until all of the income on all such  related  contracts is  withdrawn,  and then as a return of the  investment  in the  contract.  There is some uncertainty  regarding the manner in which the Internal  Revenue  Service would view related  contracts  when one or more contracts are immediate  annuities or are contracts that have been annuitized.  The Internal Revenue Service has not issued guidance  clarifying this issue as of the date of this Prospectus.  You are particularly cautioned to seek advice from your own tax advisor on this matter.

Special concerns regarding  "substantially equal periodic payments":  (also known as "72(t)" or "72(q)" distributions) Any modification to a program of distributions  which are part of a series of substantially  equal periodic  payments that occur before the later of the taxpayer  reaching age 59 1/2or five (5) years from the first of such  payments will result in the  requirement  to pay the 10% premature distribution  penalty that would have been due had the payments  been treated as subject to the 10% premature  distribution  penalty in the years received,  plus interest.  This does not apply when the  modification is by reason of death or disability.  American  Skandia does not currently support a section 72(q) program.

Special concerns  regarding  immediate  annuities:  The Internal Revenue Service has ruled that the immediate  annuity exception to the
10% penalty  described above under "Penalty Tax on Distributions"  for  "non-qualified"  immediate  annuities as defined under the Code may not apply to annuity payments under a contract  recognized as an immediate  annuity under state insurance law obtained  pursuant to an exchange of a contract if: (a) purchase  payments for the exchanged  contract were contributed or deemed to be contributed more than one year prior to the annuity starting date under the immediate  annuity;  and (b) the annuity payments under the immediate  annuity do not meet the requirements of any other exception to the 10% penalty.

Special rules in relation to tax-free  exchanges under Section 1035:  Section 1035 of the Code permits certain tax-free  exchanges of a life  insurance,  annuity or  endowment  contract  for an annuity.  If an annuity is  purchased  through a tax-free  exchange of a life insurance,  annuity or endowment  contract that was purchased  prior to August 14, 1982, then any  distributions  other than as annuity payments will be considered to come:
|X|      First, from the amount of "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X|      Then,  from any  "income on the  contract"  that is  attributable  to the  purchase  payments  made  prior to August 14,  1982
       (including income on such original purchase payments after the exchange);
|X|      Then, from any remaining "income on the contract"; and
|X|      Lastly, from the amount of any "investment in the contract" made after August 13, 1982.

Therefore,  to the extent a  distribution  is equal to or less than the  remaining  investment in the contract made prior to August 14,
1982,  such  amounts are not  included  in taxable  income.  Further,  distributions  received  that are  considered  to be a return of investment  on the  contract  from  purchase  payments  made prior to August 14, 1982,  are not subject to the 10% tax penalty.  In all other respects, the general provisions of the Code apply to distributions from annuities obtained as part of such an exchange.

Partial  surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts,  therefore avoiding current taxation of any gains in the  contract as well as the 10% IRS tax penalty on pre-age 59 1/2withdrawals.  The IRS has  reserved the right to treat transactions it considers  abusive as ineligible for this favorable partial 1035 exchange  treatment.  We do not know what transactions may be  considered  abusive.  For example,  we do not know how the IRS may view early  withdrawals  or  annuitizations  after a partial exchange.  As of the date of this  prospectus,  we will  treat a partial  surrender  of this type  involving  a  non-qualified  annuity contract as a "tax-free"  exchange for future tax  reporting  purposes,  except to the extent that we, as a reporting  and  withholding agent,  believe that we would be expected to deem the transaction to be abusive.  However,  some insurance  companies may not recognize these partial  surrenders as tax-free  exchanges and may report them as taxable  distributions to the extent of any gain distributed as well as  subjecting  the taxable  portion of the  distribution  to the 10% IRS early  distribution  penalty.  We  strongly  urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

There is no guidance from the Internal  Revenue  Service as to whether a partial  exchange from a life  insurance  contract is eligible for  non-recognition  treatment  under  Section 1035 of the Code. We will  continue to report a partial  surrender of a life  insurance policy as subject to current  taxation to the extent of any gain. In addition,  please be cautioned that no specific  guidance has been provided as to the impact of such a transaction on the remaining life insurance  policy,  particularly as to the subsequent  methods to be used to test for compliance  under the Code for both the  definition of life  insurance and the  definition of a modified  endowment contract.

Special  Considerations  for  Purchasers  of the  Enhanced  Beneficiary  Protection  Optional  Death  Benefit:  As of the  date of this
Prospectus,  it is our understanding  that the charges related to the optional Death Benefit are not subject to current taxation and we will not report them as such.  However,  the IRS could take the position  that these charges  should be treated as partial  withdrawals subject  to  current  taxation  to the extent of any gain and,  if  applicable,  the 10% tax  penalty.  We reserve  the right to report charges for the optional Death Benefit as partial  withdrawals if we, as a reporting and  withholding  agent,  believe that we would be expected to report them as such.

WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?
An annuity may be suitable as a funding  vehicle for various  types of  tax-qualified  retirement  plans.  We have  provided  summaries below of the types of tax-qualified  retirement plans with which we may issue an Annuity.  These summaries provide general  information about the tax rules and are not  intended to be complete  discussions.  The tax rules  regarding  qualified  plans are  complex.  These rules may include  limitations on contributions and restrictions on distributions,  including  additional taxation of distributions and additional  penalties.  The terms and conditions of the  tax-qualified  retirement plan may impose other  limitations and  restrictions that are in addition to the terms of the  Annuity.  The  application  of these rules  depends on  individual  facts and  circumstances.
Before  purchasing an Annuity for use in a qualified  plan,  you should obtain  competent tax advice,  both as to the tax treatment and suitability  of such an  investment.  American  Skandia  does not offer all of its  annuities  to all of these  types of  tax-qualified retirement plans.

Economic  Growth and Tax Relief  Reconciliation  Act  (EGTRRA):  Certain  states do not conform to the pension  provisions  included in
EGTRRA.  We  recommend  that you  consult  with your tax advisor to  determine  the status of your  state's  statutes as they relate to
EGTRRA and your tax qualified retirement plan.

Corporate  Pension  and  Profit-sharing  Plans:  Annuities  may be used to fund  employee  benefits  of various  corporate  pension and profit-sharing  plans  established by corporate  employers under Section 401(a) of the Code including  401(k) plans.  Contributions  to such plans are not taxable to the employee  until  distributions  are made from the retirement  plan.  The Code imposes  limitations on the  amount  that may be  contributed  and the  timing of  distributions.  The tax  treatment  of  distributions  is subject to special provisions of the Code,  and also depends on the design of the specific  retirement  plan.  There are also special  requirements  as to participation, nondiscrimination, vesting and nonforfeitability of interests.

H.R.  10 Plans:  Annuities  may also be used to fund  benefits  of  retirement  plans  established  by  self-employed  individuals  for themselves  and their  employees.  These are commonly  known as "H.R.  10 Plans" or "Keogh  Plans".  These plans are subject to most of the same types of limitations and requirements as retirement  plans  established by corporations.  However,  the exact  limitations and requirements may differ from those for corporate plans.

Tax Sheltered  Annuities:  Under Section 403(b) of the Code, a tax sheltered annuity ("TSA") is a contract into which contributions may be made by certain  qualifying  employers  such as public schools and certain  charitable,  educational  and  scientific  organizations specified  in Section  501(c)(3)  for the  benefit of their  employees.  Such  contributions  are not  taxable  to the  employee  until distributions  are made from the TSA.  The Code  imposes  limits  on  contributions,  transfers  and  distributions.  Nondiscrimination requirements also apply.

Section 457 Plans:  Under Section 457 of the Code,  deferred  compensation  plans  established  by  governmental  and certain other tax exempt employers for their employees may invest in annuity  contracts.  The Code limits  contributions and  distributions,  and imposes eligibility  requirements as well.  Contributions  are not taxable to employees until distributed from the plan.  However,  plan assets remain the  property of the  employer  and are subject to the claims of the  employer's  general  creditors  until such assets are made available to participants or their beneficiaries.

Individual  Retirement  Arrangements  or "IRAs":  Section  408 of the Code  allows  eligible  individuals  to  maintain  an  individual retirement  account or individual  retirement  annuity ("IRA").  IRAs are subject to limitations on the amount that may be contributed, the  contributions  that may be deducted  from  taxable  income,  the persons who may be eligible to establish an IRA and the time when distributions  must  commence.  Further,  an Annuity may be  established  with  "roll-over"  distributions  from certain  tax-qualified retirement plans and maintain the tax-deferred status of these amounts.

Roth  IRAs:  A form of IRA is also  available  called  a "Roth  IRA".  Contributions  to a Roth  IRA are not tax  deductible.  However, distributions  from a Roth IRA are free from  Federal  income  taxes and are not  subject to the 10%  penalty tax if five (5) tax years have passed since the first  contribution  was made or any conversion from a traditional IRA was made and the  distribution is made (a)
once the taxpayer is age 59 1/2or older,  (b) upon the death or disability of the taxpayer,  or (c) for qualified  first-time  home buyer expenses,  subject to certain  limitations.  Distributions  from a Roth IRA that are not  "qualified" as described above may be subject to Federal income and penalty taxes.

Purchasers  of IRAs  and  Roth  IRAs  will  receive  a  special  disclosure  document,  which  describes  limitations  on  eligibility, contributions,  transferability  and distributions.  It also describes the conditions under which distributions from IRAs and qualified plans may be rolled over or transferred into an IRA or another  qualified plan, on a tax-deferred  basis and the conditions under which distributions from traditional IRAs may be rolled over to, or the traditional IRA itself may be converted into, a Roth IRA.

SEP IRAs:  Eligible  employers  that  meet  specified  criteria  may  establish  Simplified  Employee  Pensions  or SEP IRAs.  Employer
contributions  that may be made to employee  SEP IRAs are larger than the amounts  that may be  contributed  to other IRAs,  and may be deductible to the employer.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?
Distributions  from  Qualified  Contracts  are  generally  taxed under  Section 72 of the Code.  Under these  rules,  a portion of each distribution  may be  excludable  from income.  The  excludable  amount is the  proportion  of a  distribution  representing  after-tax contributions.  Generally,  a 10% penalty tax applies to the taxable portion of a distribution from a Qualified  Contract made prior to age 59 1/2.  However, the 10% penalty tax does not apply when the distribution:
|X|      is part of a properly executed transfer to another IRA or another eligible qualified account;
|X|      is subsequent to the death or  disability  of the taxpayer (for this purpose  disability is as defined in Section  72(m)(7) of the Code);
|X|      is part of a series of substantially  equal periodic  payments to be paid not less frequently than annually for the taxpayer's life or life expectancy or for the joint lives or life expectancies of the taxpayer and a designated beneficiary;
|X|      is subsequent to a separation from service after the taxpayer attains age 55*;
|X|      does not exceed the employee's allowable deduction in that tax year for medical care;
|X|      is made to an alternate payee pursuant to a qualified domestic relations order*;
|X|      is made pursuant to an IRS levy;
|X|      is made to pay qualified acquisition costs for a first time home purchase (IRA only);
|X|      is made to pay qualified higher education expenses (IRA only); and
|X|      is not more than the cost of your medical insurance (IRA only).

The exceptions above which are followed by an asterisk (*) do not apply to IRAs.  Certain other exceptions may be available.

Minimum  Distributions  after age 70 1/2: A participant's  interest in a Qualified Contract must generally be distributed,  or begin to be distributed, by the "required beginning date".  This is April 1st of the calendar year following the later of:
|X|      the calendar year in which the individual attains age 70 1/2; or
|X|      the calendar year in which the individual  retires from service with the employer  sponsoring the plan. The retirement  option is not available to IRAs.

The IRS has released Treasury  regulations  containing new Minimum Distribution rules. For Minimum  Distributions  required in 2003 and later,  individuals  are required to use the rules under the 2002 Final  Regulations.  The 2002 Final  Regulations  contain a provision which  could  increase  the amount of  minimum  distributions  required  for  certain  individuals.  Under the 2002 Final  Regulations, individuals  are required to include in their annuity  contract  value the actuarial  value of any other benefits that will be provided under the annuity.  We and other annuity  providers are currently  seeking  clarification of this new rule. You should consult your tax adviser to determine the impact of this rule on your Minimum Distributions.

Under the new Minimum  Distribution  rules, a uniform life expectancy  table will be utilized by all  participants  except those with a spouse who is more than ten (10) years younger than the  participant.  In that case,  the new rules permit the  participant  to utilize the  actual  life  expectancies  of the  participant  and the  spouse.  In most  cases,  the  beneficiary  may be  changed  during  the participant's  lifetime with no affect on the Minimum  Distributions.  At death, the designated  Beneficiary may generally take Minimum
Distributions over his/her life expectancy or in a lump sum.

If the amount  distributed is less than the minimum required  distribution for the year, the participant is subject to a 50% tax on the amount  that was not  properly  distributed.  Because of the many  recent  changes  to the  Minimum  Distribution  rules,  we  strongly encourage you to consult with your tax advisor for more detailed information.

GENERAL TAX CONSIDERATIONS

Diversification:  Section 817(h) of the Code provides that a variable annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated  asset account  (including  investments  in a mutual fund by the  segregated  asset account of insurance  companies).  If the  diversification  requirements  under the Code are not met and the annuity is not treated as an annuity, the taxpayer  will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations  prescribe the diversification  requirements  for variable  annuity  contracts.  We expect the  underlying  mutual fund  portfolios to comply with the terms of these regulations.

Transfers Between Investment  Options:  Transfers between investment options are not subject to taxation.  The Treasury  Department may promulgate  guidelines  under which a variable  annuity will not be treated as an annuity for tax  purposes if persons  with  ownership rights have  excessive  control over the  investments  underlying  such variable  annuity.  Such  guidelines may or may not address the number of investment options or the number of transfers between  investment  options offered under a variable annuity.  It is not known whether such  guidelines,  if in fact  promulgated,  would have  retroactive  effect.  It is also not known what effect,  if any,  such guidelines may have on transfers  between the investment  options of the Annuity offered pursuant to this Prospectus.  We will take any action, including modifications to your Annuity or the Sub-accounts, required to comply with such guidelines if promulgated.

Federal Income Tax  Withholding:  Section 3405 of the Code provides for Federal income tax withholding on the portion of a distribution which is  includible  in the gross  income of the  recipient.  Amounts  to be  withheld  depend  upon the  nature of the  distribution.
However,  under most  circumstances  a  recipient  may elect not to have income  taxes  withheld  or have  income  taxes  withheld at a different rate by filing a completed election form with us.

Certain distributions,  known as eligible rollover  distributions,  from Qualified Contracts,  are subject to automatic 20% withholding for Federal income taxes.  The following distributions are not eligible rollover distributions and not subject to 20% withholding:
|X|      any portion of a distribution paid as a Minimum Distribution;
|X|      direct transfers to the trustee of another retirement plan;
|X|      distributions from an individual retirement account or individual retirement annuity;
|X|      distributions  made as  substantially  equal  periodic  payments for the life or life  expectancy  of the  participant  in the retirement plan or the life or life expectancy of such participant and his or her designated beneficiary under such plan;
|X|      distributions that are part of a series of substantial periodic payments pursuant to Section 72(q) or 72(t) of the Code; and
|X|      certain other distributions where automatic 20% withholding may not apply.

Loans,  Assignments and Pledges:  Any amount received directly or indirectly as a loan from, or any assignment or pledge of any portion of the value  of, an  annuity  before  annuity  payments  have  begun is  treated  as a  distribution  subject  to  taxation  under the distribution  rules set forth above.  Any gain in an annuity on or after the  assignment or pledge of an entire  annuity and while such assignment  or pledge  remains in effect is treated as "income on the  contract" in the year in which it is earned.  For  annuities not issued as Qualified  Contracts,  the cost basis of the annuity is increased by the amount of any  assignment  or pledge  includible  in gross  income.  The cost basis is not affected by any  repayment of any loan for which the annuity is  collateral  or by payment of any interest thereon.

Gifts:  The gift of an annuity to someone other than the spouse of the owner (or former spouse  incident to a divorce) is treated,  for income tax purposes, as a distribution.

Estate and Gift Tax  Considerations:  You should obtain competent tax advice with respect to possible federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping  Transfers:  Under the Code certain taxes may be due when all or part of an annuity is  transferred  to, or a death benefit is paid to, an  individual  two or more  generations  younger than the contract  holder.  These  generation-skipping  transfers generally  include those subject to federal estate or gift tax rules.  There is an aggregate $1.1 million  exemption from taxes for all such  transfers.  We may be required to determine  whether a transaction  is a direct skip as defined in the Code and the amount of the resulting  tax. We will  deduct  from your  Annuity or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.

Considerations for Contingent  Annuitants:  There may be adverse tax consequences if a contingent  annuitant succeeds an annuitant when the Annuity is owned by a trust that is neither tax exempt nor qualifies for preferred  treatment  under certain  sections of the Code.
In general,  the Code is designed to prevent indefinite  deferral of tax.  Continuing the benefit of tax deferral by naming one or more contingent  annuitants when the Annuity is owned by a non-qualified  trust might be deemed an attempt to extend the tax deferral for an indefinite  period.  Therefore,  adverse tax treatment may depend on the terms of the trust, who is named as contingent  annuitant,  as well as the  particular  facts and  circumstances.  You should  consult your tax advisor  before  naming a contingent  annuitant if you expect to use an Annuity in such a fashion.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any  statements and reports  required by applicable  law or regulation to you at your last known address of record.  You should therefore  give us prompt  notice of any address  change.  We reserve  the right,  to the extent  permitted  by law and subject to your prior consent, to provide any prospectus, prospectus supplements,  confirmations,  statements and reports required by applicable law or regulation to you through our Internet Website at  http://www.americanskandia.prudential.com  or any other electronic means,  including diskettes or CD ROMs.  We send a  confirmation  statement to you each time a  transaction  is made  affecting  Account  Value,  such as making additional Purchase Payments,  transfers,  exchanges or withdrawals.  We also send quarterly  statements  detailing the activity affecting your Annuity during the calendar quarter.  We may confirm regularly  scheduled  transactions,  such as the Annual Maintenance
Fee, systematic withdrawals (including 72(t) payments and required minimum distributions),  bank drafting,  dollar cost averaging,  and static  rebalancing,  in quarterly  statements  instead of confirming  them  immediately.  You should review the  information  in these statements  carefully.  You may request additional  reports.  We reserve the right to charge up to $50 for each such additional report.
We may also send an annual report and a semi-annual  report  containing  applicable  financial  statements for the Separate Account and the  Portfolios,  as of December 31 and June 30,  respectively,  to Owners or, with your prior consent,  make such documents  available electronically through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?
American  Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company  domiciled in Connecticut  with licenses in all 50 states,  the  District of Columbia  and Puerto  Rico.  American  Skandia is a  wholly-owned  subsidiary  of American
Skandia,  Inc.  ("ASI"),  whose ultimate parent is Prudential  Financial,  Inc. American Skandia markets its products to broker-dealers and financial  planners  through an internal field marketing  staff. In addition,  American  Skandia markets through and in conjunction with financial institutions such as banks that are permitted directly, or through affiliates, to sell annuities.

American Skandia is in the business of issuing annuity and life insurance  products.  American  Skandia  currently offers the following products:  (a) flexible  premium deferred  annuities and single premium fixed deferred  annuities that are registered with the SEC; (b)
certain other fixed  deferred  annuities  that are not registered  with the SEC; and (c) both fixed and variable  immediate  adjustable annuities.

Effective May 1, 2003,  Skandia U.S. Inc.,  the sole  shareholder  of ASI,  which is the parent of American  Skandia,  was purchased by
Prudential  Financial,  Inc.  Prudential  Financial,  Inc. is a New Jersey insurance  holding company whose subsidiary  companies serve individual and  institutional  customers  worldwide and include The Prudential  Insurance  Company of America,  one of the largest life insurance  companies in the U.S.  These  companies  offer a variety of products and services,  including life  insurance,  property and casualty insurance, mutual funds, annuities, pension and retirement related services and administration,  asset management,  securities brokerage, banking and trust services, real estate brokerage franchises, and relocation services.

No company other than  American  Skandia has any legal  responsibility  to pay amounts that it owes under its annuity and variable life insurance  contracts.  However,  Prudential  Financial  exercises  significant  influence over the operations and capital  structure of
American Skandia.

WHAT ARE SEPARATE ACCOUNTS?
The  separate  accounts are where  American  Skandia sets aside and invests the assets of some of our  annuities.  In the  accumulation period,  assets  supporting  Account Values of the Annuities are held in a separate account  established under the laws of the State of
Connecticut.  We are the legal  owner of assets in the  separate  accounts.  In the payout  period,  assets  supporting  fixed  annuity payments and any adjustable  annuity payments we make available are held in our general  account.  Assets  supporting  variable annuity payment options may be invested in our separate  accounts.  Income,  gains and losses from assets allocated to these separate  accounts are credited to or charged against each such separate  account without regard to other income,  gains or losses of American  Skandia or of any other of our separate  accounts.  These assets may only be charged with  liabilities  which arise from the  Annuities  issued by
American  Skandia.  The amount of our obligation in relation to allocations to the Sub-accounts is based on the investment  performance of such Sub-accounts.  However, the obligations themselves are our general corporate obligations.

Separate Account B
During the accumulation  period, the assets supporting  obligations based on allocations to the variable investment options are held in
Sub-accounts of American  Skandia Life Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B". Separate
Account B was  established  by us pursuant to  Connecticut  law on November  25,  1987.  Separate  Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B.

Separate  Account B  consists  of  multiple  Sub-accounts.  Each  Sub-account  invests  only in a single  mutual  fund or  mutual  fund portfolio.  The name of each Sub-account generally  corresponds to the name of the underlying  Portfolio.  Each Sub-account in Separate
Account B may have several  different  Unit Prices to reflect the  Insurance  Charge,  Distribution  Charge (when  applicable)  and the charges for any optional  benefits that are offered under this Annuity and other  annuities  issued by us through  Separate  Account B.
Separate  Account  B is  registered  with the SEC  under  the  Investment  Company  Act of 1940  ("Investment  Company  Act") as a unit investment trust, which is a type of investment company.  The SEC does not supervise  investment  policies,  management or practices of
Separate Account B.

Prior to November 18, 2002,  Separate  Account B was organized as a single  separate  account with six different  Sub-account  classes, each of which was registered as a distinct unit investment trust under the Investment  Company Act.  Effective  November 18, 2002, each
Sub-account  class of Separate  Account B was  consolidated  into the unit  investment  trust  formerly  named  American  Skandia  Life
Assurance  Corporation  Variable  Account B (Class 1  Sub-accounts),  which was  subsequently  renamed  American Skandia Life Assurance
Corporation  Variable  Account B. Each  Sub-account of Separate Account B has multiple Unit Prices to reflect the daily charge deducted for each  combination  of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable)  and the charge for each optional benefit offered under Annuity  contracts funded through  Separate  Account B. The  consolidation of Separate Account B had no impact on
Annuity Owners.

We reserve the right to make changes to the  Sub-accounts  available  under the Annuity as we determine  appropriate.  We may offer new
Sub-accounts,  eliminate  Sub-accounts,  or combine  Sub-accounts at our sole discretion.  We may also close Sub-accounts to additional
Purchase  Payments on existing  Annuity  contracts or close  Sub-accounts  for Annuities  purchased on or after specified dates. We may also substitute an underlying  mutual fund or portfolio of an underlying  mutual fund for another  underlying  mutual fund or portfolio of an  underlying  mutual fund,  subject to our receipt of any  exemptive  relief that we are  required to obtain under the  Investment
Company Act.  We will notify Owners of changes we make to the Sub-accounts available under the Annuity.

Values and benefits based on allocations to the Sub-accounts  will vary with the investment  performance of the underlying mutual funds or fund  portfolios,  as applicable.  We do not guarantee the investment  results of any  Sub-account.  Your Account Value allocated to the  Sub-accounts  may increase or decrease.  You bear the entire  investment  risk.  There is no assurance  that the Account  Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

Separate Account D
During the  accumulation  period,  assets  supporting our  obligations  based on Fixed  Allocations  are held in American  Skandia Life
Assurance  Corporation  Separate Account D, also referred to as "Separate  Account D". Such obligations are based on the fixed interest rates we credit to Fixed  Allocations  and the terms of the Annuities.  These  obligations do not depend on the investment  performance of the assets in Separate Account D.  Separate Account D was established by us pursuant to Connecticut law.

There are no units in  Separate  Account  D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An  Annuity  Owner who allocates  a portion of their  Account  Value to  Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely  to us.  We  retain  the risk that the value of the  assets in
Separate  Account D may drop below the  reserves and other  liabilities  we must  maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities  we must  maintain in relation to the  annuities  supported by such assets,  we will transfer  assets from our general account to Separate  Account D to make up the  difference.  We have the right to transfer to our general  account any assets of Separate  Account D in excess of such  reserves and other  liabilities.  We maintain  assets in Separate
Account D supporting a number of annuities we offer.

We currently employ  investment  managers to manage the assets  maintained in Separate Account D. Each manager we employ is responsible for  investment  management  of a different  portion of Separate  Account D. From time to time  additional  investment  managers may be employed or investment  managers may cease being  employed.  We are under no obligation to employ or continue to employ any  investment manager(s) and have sole discretion over the investment managers we retain.

We are not  obligated to invest  according to specific  guidelines  or strategies  except as may be required by  Connecticut  and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying  mutual fund is registered as an open-end  management  investment  company under the Investment  Company Act. Shares of the  underlying  mutual fund  portfolios  are sold to separate  accounts of life  insurance  companies  offering  variable  annuity and variable life insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights
We are the legal owner of the shares of the underlying  mutual funds in which the Sub-accounts  invest.  However,  under SEC rules, you have voting rights in relation to Account Value  maintained in the  Sub-accounts.  If an underlying  mutual fund  portfolio  requests a vote of  shareholders,  we will vote our shares  based on  instructions  received  from Owners with  Account  Value  allocated  to that
Sub-account.  Owners  have the right to vote an amount  equal to the number of shares  attributable  to their  contracts.  If we do not receive voting  instructions in relation to certain  shares,  we will vote those shares in the same manner and proportion as the shares for which we have  received  instructions.  We will furnish  those  Owners who have Account  Value  allocated  to a  Sub-account  whose underlying  mutual fund  portfolio has requested a "proxy" vote with proxy  materials and the necessary  forms to provide us with their voting  instructions.  Generally,  you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment  strategy,  adoption of a new investment advisory  agreement,  or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

American  Skandia  Trust (the  "Trust")  has  obtained an  exemption  from the  Securities  and  Exchange  Commission  that permits its investment adviser, American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the
Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory  agreements,  without obtaining  shareholder  approval of the changes.  This exemption (which is similar to exemptions  granted to other investment  companies that are organized in a similar manner as the Trust) is  intended  to  facilitate  the  efficient  supervision  and  management  of the  sub-advisors  by ASISI and the
Trustees.  The Trust is required,  under the terms of the exemption,  to provide certain  information to  shareholders  following these types of changes.  We may add new  Sub-accounts  that invest in a series of underlying funds other than the Trust that is managed by an affiliate.  Such  series of funds may have a  similar  order  from the SEC.  You also  should  review  the  prospectuses  for the other underlying funds in which various Sub-accounts invest as to whether they have obtained similar orders from the SEC.

Material Conflicts
It is possible  that  differences  may occur  between  companies  that offer  shares of an  underlying  mutual fund  portfolio to their respective  separate  accounts  issuing  variable  annuities  and/or  variable  life  insurance  products.  Differences  may also occur surrounding  the offering of an underlying  mutual fund portfolio to variable life insurance  policies and variable  annuity  contracts that we offer. Under certain  circumstances,  these differences could be considered  "material  conflicts," in which case we would take necessary  action to protect  persons with voting rights under our variable  annuity  contracts and variable  life  insurance  policies against persons with voting rights under other insurance  companies'  variable  insurance  products.  If a "material  conflict" were to arise between owners of variable  annuity  contracts and variable life insurance  policies issued by us we would take necessary  action to treat  such  persons  equitably  in  resolving  the  conflict.  "Material  conflicts"  could  arise  due to  differences  in  voting instructions  between owners of variable life insurance and variable annuity contracts of the same or different  companies.  We monitor any potential conflicts that may exist.

Service Fees Payable to American Skandia
American  Skandia or our affiliates have entered into  agreements with the investment  adviser or distributor of many of the underlying
Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the Portfolios for which it receives a fee of up to 0.50%  (currently)  of the average  assets  allocated to the  Portfolios  under the Annuity.  Any fees payable will be consistent with the services  rendered or the expected cost savings  resulting from the  arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?
American  Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American  Skandia,  Inc., is the  distributor  and principal  underwriter of the securities  offered through this prospectus.  ASM acts as the distributor of a number of annuity and life insurance  products we offer and both  American  Skandia  Trust and American  Skandia  Advisor  Funds,  Inc., a family of retail mutual funds. ASM also acts as an introducing  broker-dealer  through which it receives a portion of brokerage  commissions in connection with purchases and sales of  securities  held by portfolios  of American  Skandia Trust which are offered as underlying  investment  options under the Annuity.

ASM's principal  business  address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as broker-dealer  under the
Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous  basis. ASM enters into  distribution  agreements with  broker-dealers  who are registered under the  Exchange  Act and with  entities  that may offer the Annuity  but are exempt from  registration  ("firms").  Applications  for the
Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Commmissions  are paid to firms on  sales of the  Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of his or her firm.  Commissions are generally based on a percentage of Purchase  Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are available  that provide a lower initial commission  plus ongoing  annual  compensation  based on all or a portion of Account  Value.  We may also provide  compensation  to the distributing  firm for providing  ongoing  service to you in relation to the Annuity.  Overall  compensation  paid to the  distributing firm does not exceed,  based on actuarial  assumptions,  8.5% of the total Purchase Payments made.  Commissions and other  compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In  addition,  we or ASM may enter into  compensation  arrangements  with  certain  broker-dealer  firms or branches of such firms with respect to certain or all  registered  representatives  of such firms  under  which such firms may  receive  separate  compensation  or reimbursement  for,  among  other  things,  training  of  sales  personnel,  marketing  or other  services  they  provide  to us or our affiliates.  To the extent permitted by NASD rules and other applicable laws and  regulations,  ASM may pay or allow other  promotional incentives  or  payments  in the form of cash or  non-cash  compensation.  These  arrangements  may not be offered to all firms and the terms of such arrangements may differ between firms. You should note that firms and individual  registered  representatives  and branch managers within some firms participating in one of these compensation  arrangements might receive greater  compensation for selling the
Annuity  than for selling a  different  annuity  that is not  eligible  for these  compensation  arrangements.  While  compensation  is generally taken into account as an expense in considering the charges  applicable to an annuity product,  any such compensation will be paid by us or ASM and will not result in any additional  charge to you. Overall  compensation  paid to the  distributing  firm does not exceed,  based on actuarial  assumptions,  8.5% of the total Purchase  Payments made.  Your registered  representative  can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity.

Advertising:  We may advertise  certain  information  regarding the performance of the investment  options.  This  information may help you review the performance of the investment  options and provide a basis for comparison  with other  annuities.  This  information may be less useful when  comparing  the  performance  of the  investment  options with other  savings or  investment  vehicles.  Such other investments  may  not  provide  some  of the  benefits  of  annuities,  or may  not be  designed  for  long-term  investment  purposes.
Additionally, other savings or investment vehicles may not receive the beneficial tax treatment given to annuities under the Code.

We may advertise the  performance  of the  Portfolios in the form of "Standard" and  "Non-standard"  Total Returns  calculated for each
Sub-account.  "Standard  Total Return" figures assume a hypothetical  initial  investment of $1,000  allocated to a Sub-account  during the most recent,  one, five and ten year periods (or since the inception date that the Portfolio has been offered as a Sub-account,  if less).  "Standard Total Return" figures assume that the applicable  Insurance Charge,  Distribution  Charge and the Annual  Maintenance
Fee are deducted and that the Annuity is surrendered at the end of the applicable  period,  meaning that any Contingent  Deferred Sales
Charge that would apply upon surrender is also deducted.  "Non-standard  Total Return" figures include any performance  figures that do not meet the SEC's rules for Standard  Total  Returns.  Non-standard  Total Returns are  calculated in the same manner as  standardized returns  except that the figures may not reflect all fees and charges.  In  particular,  they may assume no surrender at the end of the applicable period so that the CDSC does not apply.  "Non-standard  Total Returns" may also assume that the Annual  Maintenance Fee does not apply due to the average Account Value being greater than $100,000,  where the charge is waived.  Standard and  Non-standard  Total
Returns will not reflect the  additional  asset-based  charges that are deducted when you elect any optional  benefits.  The additional cost associated with any optional  benefits you elected will reduce your  performance.  Non-standard  Total Returns must be accompanied by Standard Total Returns.

Some of the underlying  Portfolios existed prior to the inception of these  Sub-accounts.  Performance quoted in advertising  regarding such  Sub-accounts may indicate  periods during which the Sub-accounts  have been in existence but prior to the initial offering of the
Annuities,  or  periods  during  which  the  underlying  Portfolios  have  been in  existence,  but the  Sub-accounts  have  not.  Such hypothetical  historical  performance  is calculated  using the same  assumptions  employed in  calculating  actual  performance  since inception  of the  Sub-accounts.  Hypothetical  historical  performance  of the  underlying  Portfolios  prior to the  existence of the
Sub-accounts may only be presented as Non-standard Total Returns.

We may advertise the performance of money market-type  Sub-accounts  using a measure of the "current and effective yield".  The current yield of a money  market-type  Sub-account is calculated  based upon the previous  seven-day  period ending on the date of calculation.
The effective yield of a money  market-type  Sub-account  reflects the  reinvestment of net income earned daily on the assets of such a
Sub-account.  The current and effective  yields reflect the Insurance  Charge,  Distribution  Charge (if applicable) and the charge for any  optional  benefits  (if  applicable)  deducted  against the  Sub-account.  In a low interest  rate  environment,  yields for money market-type  Sub-accounts,  after  deduction  of the  Insurance  Charge,  Distribution  Charge (if  applicable)  and the charge for any optional  benefits (if applicable) may be negative even though the yield (before  deducting for such charges) is positive.  Current and effective yield  information  will fluctuate.  This information may not provide a basis for comparisons with deposits in banks or other institutions  which pay a fixed yield over a stated  period of time,  or with  investment  companies  which do not serve as  underlying mutual funds for variable annuities and/or do not have additional  asset-based  charges deducted for the insurance  protection provided by the Annuity.

Performance  information on the  Sub-accounts is based on past performance  only and is not an indication or  representation  of future performance.  Performance of the Sub-accounts is not fixed.  Actual  performance will depend on the type,  quality and, for some of the
Sub-accounts,  the  maturities  of the  investments  held by the  underlying  mutual funds or  portfolios  and upon  prevailing  market conditions and the response of the underlying  mutual funds to such conditions.  Actual  performance will also depend on changes in the expenses of the underlying mutual funds or portfolios.  Such changes are reflected,  in turn, in the Sub-accounts  which invest in such underlying  mutual fund or portfolio.  In addition,  the total amount of asset-based  charges  assessed  against each  Sub-account will affect performance.

The information we may advertise  regarding the Fixed  Allocations may include the then current  interest rates we are crediting to new
Fixed  Allocations.  Information  on current rates will be as of the date  specified in such  advertisement.  Rates will be included in advertisements  to the extent  permitted by law. Given that the actual rates  applicable to any Fixed  Allocation are as of the date of any such Fixed  Allocation's  Guarantee Period begins, the rate credited to a Fixed Allocation may be more or less than those quoted in an advertisement.

Advertisements  we distribute  may also compare the  performance  of our  Sub-accounts  with:  (a) certain  unmanaged  market  indices, including  but not limited to the Dow Jones  Industrial  Average,  the Standard  &  Poor's 500, the NASDAQ 100, the Shearson  Lehman Bond
Index, the Frank Russell non-U.S.  Universal Mean, the Morgan Stanley Capital  International  Index of Europe, Asia and Far East Funds,
and the Morgan Stanley Capital  International World Index; and/or (b) other management  investment companies with investment objectives similar to the mutual  fund or  portfolio  underlying  the  Sub-accounts  being  compared.  This may include  the  performance  ranking assigned by various publications,  including but not limited to the Wall Street Journal,  Forbes,  Fortune,  Money, Barron's,  Business
Week, USA Today and statistical  services,  including but not limited to Lipper Analytical Services Mutual Funds Survey, Lipper Annuity
and Closed End Survey,  the Variable  Annuity  Research Data Survey,  SEI, the  Morningstar  Mutual Fund Sourcebook and the Morningstar
Variable Annuity/Life Sourcebook.

American  Skandia Life Assurance  Corporation  may advertise its rankings  and/or ratings by independent  financial  ratings  services.
Such  rankings may help you in  evaluating  our ability to meet our  obligations  in relation to Fixed  Allocations,  pay minimum death benefits,  pay annuity  payments or  administer  Annuities.  Such rankings and ratings do not reflect or relate to the  performance  of
Separate Account B.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
To the extent and only to the extent that any statement in a document  incorporated  by reference  into this  Prospectus is modified or superseded by a statement in this  Prospectus or in a later-filed  document,  such statement is hereby deemed so modified or superseded and not part of this  Prospectus.  The Annual Report on Form 10-K for the year ended December 31, 2003 previously  filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus.

We will furnish you without charge a copy of any or all of the documents  incorporated by reference in this  Prospectus,  including any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We will do so upon receipt of your written or oral request.

HOW TO CONTACT US
You can contact us by:
|X|      calling Skandia's Telephone Automated Response System (STARS) at 1-800-766-4530.
|X|      writing to us via regular mail at American Skandia - Variable Annuities,  P.O. Box 7040,  Bridgeport,  Connecticut  06601-7040
       OR for express mail American Skandia - Variable  Annuities,  One Corporate Drive,  Shelton,  Connecticut 06484. NOTE: Failure to
       send mail to the proper address may result in a delay in our receiving and processing your request.
|X|      sending an email to service@prudential.com or visiting our Internet Website at www.americanskandia.prudential.com.
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.prudential.com.

You   can   obtain   account    information    through    Skandia's    Telephone    Automated    Response   System   (STARS)   and   at
www.americanskandia.prudential.com,  our Internet  Website.  Our Customer  Service  representatives  are also available during business hours to provide you with information  about your account.  You can request certain  transactions  through our telephone voice response system,  our  Internet  Website or  through a  customer  service  representative.  You can  provide  authorization  for a third  party, including  your  attorney-in-fact  acting  pursuant to a power of  attorney  or an  investment  professional,  to access  your  account information and perform certain  transactions on your account.  You will need to complete a form provided by us which  identifies those transactions  that you wish to  authorize  via  telephonic  and  electronic  means and whether  you wish to  authorize a third party to perform  any  such  transactions.  We  require  that  you or  your  representative  provide  proper  identification  before  performing transactions  over the telephone or through our Internet  Website.  This may include a Personal  Identification  Number (PIN) that will
be   provided   to  you  upon  issue  of  your   Annuity   or  you  may   establish   or  change   your  PIN   through   STARS  and  at
www.americanskandia.prudential.com,  our Internet  Website.  Any third party that you authorize to perform  financial  transactions  on your account will be assigned a PIN for your account.

Transactions  requested via telephone are recorded.  To the extent  permitted by law, we will not be responsible for any claims,  loss, liability  or  expense  in  connection  with a  transaction  requested  by  telephone  or  other  electronic  means if we acted on such transaction  instructions after following  reasonable  procedures to identify those persons authorized to perform  transactions on your
Annuity  using  verification  methods  which may include a request for your Social  Security  number,  PIN or other form of  electronic identification.  We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic  information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular and/or express mail will be the only means by which we will accept  transaction  instructions when telephonic,  facsimile,  Internet or any other electronic means are unavailable or delayed.
American  Skandia  reserves  the  right to limit,  restrict  or  terminate  telephonic,  facsimile,  Internet  or any other  electronic transaction privileges at any time.

INDEMNIFICATION
Insofar as  indemnification  for  liabilities  arising  under the  Securities  Act of 1933 (the  "Securities  Act") may be permitted to directors,  officers or persons controlling the registrant pursuant to the foregoing provisions,  the registrant has been informed that in the  opinion  of the SEC such  indemnification  is  against  public  policy as  expressed  in the  Securities  Act and is  therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this  Prospectus,  American  Skandia and its  affiliates  are not  involved in any legal  proceedings  outside of the ordinary  course of business.  American  Skandia and its  affiliates are involved in pending and  threatened  legal  proceedings in the normal  course of its business,  however,  we do not  anticipate  that the outcome of any such legal  proceedings  will have a material adverse  affect  on the  Separate  Account,  or  American  Skandia's  ability  to meet its  obligations  under the  Annuity,  or on the distribution of the Annuity.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

General Information about American Skandia
|X|      American Skandia Life Assurance Corporation
|X|      American Skandia Life Assurance Corporation Variable Account B
|X|      American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|      How We Calculate the Market Value Adjustment

General Information
|X|      Voting Rights
|X|      Modification
|X|      Deferral of Transactions
|X|      Misstatement of Age or Sex
|X|      Ending the Offer

Annuitization

Independent Auditors

Legal Experts

Financial Statements

                                       APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

                                             AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                 APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

Separate  Account B  consists  of  multiple  Sub-accounts.  Each  Sub-account  invests  only in a single  mutual  fund or  mutual  fund portfolio.  All or some of these  Sub-accounts  are available as investment  options for other variable  annuities we offer pursuant to different prospectuses.

Unit Prices And Numbers Of Units:  The  following  table shows:  (a) the Unit Price,  as of the dates  shown,  for Units in each of the
Sub-accounts of Separate  Account B that are being offered  pursuant to this  Prospectus;  and (b) the number of Units  outstanding for each such  Sub-account  as of the dates shown.  Since  November 18, 2002,  we have been  determining,  on a daily basis,  multiple Unit
Prices for each  Sub-account of Separate  Account B. We compute  multiple Unit Prices because several of our variable  annuities invest in the same  Sub-accounts,  and these annuities deduct varying charges that correspond to each combination of the applicable  Insurance
Charge,  Distribution  Charge (when applicable) and the charges for each optional benefit.  Where an asset-based  charge  corresponding to a particular  Sub-account within a new annuity product is identical to that in the same Sub-account within an existing annuity,  the
Unit Price for the new annuity will be  identical  to that of the  existing  annuity.  In such cases,  we will for  reference  purposes depict,  in the  condensed  financial  information  for the new  annuity,  Unit  Prices  of the  existing  annuity.  The  year in which operations  commenced in each such  Sub-account is noted in  parentheses.  To the extent a Sub-account  commenced  operations  during a particular  calendar year, the Unit Price as of the end of the period  reflects only the partial year results from the  commencement of operations  until December 31st of the applicable  year. When a Unit Price was first  calculated for a particular  Sub-account,  we set the price of that Unit at $10.00  per Unit.  Thereafter,  Unit  Prices  vary  based on market  performance.  Unit  Prices and Units are provided for Sub-accounts that commenced operations prior to January 1, 2004.

                                                      TO BE PROVIDED BY AMENDMENT

                                                              Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------- -------------
Sub-account                                            2003          2002           2001           2000
-------------------------------------------------- ------------- -------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------- -------------
AST JPMorgan International Equity 1 (1989)
     With No Optional Benefits
     Unit Price                                                           5.53           6.86          8.99
     Number of Units                                                   153,652        136,976        33,897
     With HAV Optional Benefit
     Unit Price                                                           9.96              -             -
     Number of Units                                                    19,651              -             -
     With HAV and EBP Optional Benefits
     Unit Value                                                           9.95              -             -
     Number of Units                                                       293              -             -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -             -
     Number of Units                                                         -              -             -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -             -
     Number of Units                                                         -              -             -
-------------------------------------------------- ------------- -------------- -------------- -------------
AST William Blair International Growth 2(1997)
     With No Optional Benefits
     Unit Price                                                          10.35          14.10         18.68
     Number of Units                                                     7,064          5,277         6,782
     With HAV Optional Benefit
     Unit Price                                                           9.72              -             -
     Number of Units                                                    19,565              -             -
     With HAV and EBP Optional Benefits
     Unit Price                                                           9.72              -             -
     Number of Units                                                    16,068              -             -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -             -
     Number of Units                                                         -              -             -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -             -
     Number of Units                                                         -              -             -
-------------------------------------------------- ------------- -------------- -------------- -------------

                                                              Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------- -------------
Sub-account                                            2003          2002           2001           2000
-------------------------------------------------- ------------- -------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------- -------------
AST American Century International Growth 3
(1997)
     With No Optional Benefits
     Unit Price                                                           5.62           7.06          9.84
     Number of Units                                                    73,893         60,129        32,368
     With HAV Optional Benefit
     Unit Price                                                           9.70              -             -
     Number of Units                                                     4,261              -             -
     With HAV and EBP Optional Benefits
     Unit Price                                                           9.69              -             -
     Number of Units                                                       944              -             -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -             -
     Number of Units                                                         -              -             -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -             -
     Number of Units                                                         -              -             -
-------------------------------------------------- ------------- -------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------- -------------
AST DeAM International Equity 4 (1994)
     With No Optional Benefits
     Unit Price                                                           4.43           5.41          8.08
     Number of Units                                                    32,967         29,954        20,311
     With HAV Optional Benefit
     Unit Price                                                           9.80              -             -
     Number of Units                                                     4,776              -             -
     With HAV and EBP Optional Benefits
     Unit Price                                                           9.79              -             -
     Number of Units                                                       279              -             -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -             -
     Number of Units                                                         -              -             -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -             -
     Number of Units                                                         -              -             -
-------------------------------------------------- ------------- -------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------- -------------
AST MFS Global Equity (1999)
     With No Optional Benefits
     Unit Price                                                           7.48           8.64          9.72
     Number of Units                                                    46,925         49,536        23,151
     With HAV Optional Benefit
     Unit Price                                                           9.87              -             -
     Number of Units                                                     1,488              -             -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -             -
     Number of Units                                                         -              -             -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -             -
     Number of Units                                                         -              -             -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -             -
     Number of Units                                                         -              -             -
-------------------------------------------------- ------------- -------------- -------------- -------------
-------------------------------------------------- ------------- -------------- -------------- -------------
AST PBHG Small-Cap Growth 5 (1994)
     With No Optional Benefits
     Unit Price                                                          12.12          18.70         20.25
     Number of Units                                                     6,331          2,439           978
     With HAV Optional Benefit
     Unit Price                                                           9.48              -             -
     Number of Units                                                     6,251              -             -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -             -
     Number of Units                                                         -              -             -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -
     Number of Units                                                         -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -             -
     Number of Units                                                         -              -             -
-------------------------------------------------- ------------- -------------- -------------- -------------

                                                              Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------- ------------
Sub-account                                            2003          2002           2001          2000
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST DeAM Small-Cap Growth 6 (1999)
     With No Optional Benefits
     Unit Price                                                           4.71           6.48         9.17
     Number of Units                                                    44,611         41,602       35,743
     With HAV Optional Benefit
     Unit Price                                                           9.72              -            -
     Number of Units                                                     2,506              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                           9.72              -            -
     Number of Units                                                       277              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST Federated Aggressive Growth (2000)
     With No Optional Benefits
     Unit Price                                                           4.98           7.12         9.08
     Number of Units                                                    25,040         10,912          243
     With HAV Optional Benefit
     Unit Price                                                           9.87              -            -
     Number of Units                                                    14,007              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                           9.86              -            -
     Number of Units                                                     5,370              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST Gabelli Small-Cap Value 7 (1997)
     With No Optional Benefits
     Unit Price                                                          10.79          12.06        11.41
     Number of Units                                                    66,744         33,608       15,339
     With HAV Optional Benefit
     Unit Price                                                          10.09              -            -
     Number of Units                                                    32,914              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                          10.08              -            -
     Number of Units                                                     6,048              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST DeAM Small-Cap Value (2002)
     With No Optional Benefits
     Unit Price                                                           7.69              -            -
     Number of Units                                                       124              -            -
     With HAV Optional Benefit
     Unit Price                                                          10.09              -            -
     Number of Units                                                     1,519              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------

                                                              Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------- ------------
Sub-account                                            2003          2002           2001          2000
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST Goldman Sachs Mid-Cap Growth 8 (2000)
     With No Optional Benefits
     Unit Price                                                           2.98           4.15         7.03
     Number of Units                                                    28,812         17,882        2,473
     With HAV Optional Benefit
     Unit Price                                                           9.88              -            -
     Number of Units                                                    11,936              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                           9.88              -            -
     Number of Units                                                     5,904              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST Neuberger Berman Mid-Cap Growth 9 (1994)
     With No Optional Benefits
     Unit Price                                                           4.83           7.11         9.71
     Number of Units                                                    56,712         51,711       36,882
     With HAV Optional Benefit
     Unit Price                                                           9.52              -            -
     Number of Units                                                     4,640              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                           9.51              -            -
     Number of Units                                                       915              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST Neuberger Berman Mid-Cap Value 10 (1993)
     With No Optional Benefits
     Unit Price                                                          10.26          11.62        12.13
     Number of Units                                                    69,657         56,219       16,574
     With HAV Optional Benefit
     Unit Price                                                           9.98              -            -
     Number of Units                                                    16,671              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                           9.98              -            -
     Number of Units                                                     5,947              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST Alger All-Cap Growth (2000)
     With No Optional Benefits
     Unit Price                                                           4.53           7.14         8.68
     Number of Units                                                    61,001         56,649       30,915
     With HAV Optional Benefit
     Unit Price                                                           9.37              -            -
     Number of Units                                                     1,959              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------

                                                              Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------- ------------
Sub-account                                            2003          2002           2001          2000
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST Gabelli All-Cap Value (2000)
     With No Optional Benefits
     Unit Price                                                           7.61           9.72        10.07
     Number of Units                                                    38,982         26,857       12,895
     With HAV Optional Benefit
     Unit Price                                                          10.05              -            -
     Number of Units                                                     2,516              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST T. Rowe Price Natural Resources (1995)
     With No Optional Benefits
     Unit Price                                                          10.42          11.18        11.24
     Number of Units                                                     4,994          1,879          -0-
     With HAV Optional Benefit
     Unit Price                                                          10.44              -            -
     Number of Units                                                     1,940              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST Alliance Growth 11 (1996)
     With No Optional Benefits
     Unit Price                                                           4.86           7.12         8.46
     Number of Units                                                   106,056        106,762       97,356
     With HAV Optional Benefit
     Unit Price                                                           9.35              -            -
     Number of Units                                                     1,038              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                           9.34              -            -
     Number of Units                                                       618              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST MFS Growth (1999)
     With No Optional Benefits
     Unit Price                                                           5.31           7.48         9.68
     Number of Units                                                   112,701         47,656        3,089
     With HAV Optional Benefit
     Unit Price                                                           9.47              -            -
     Number of Units                                                    18,241              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------

                                                              Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------- ------------
Sub-account                                            2003          2002           2001          2000
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST Marsico Capital Growth (1997)
     With No Optional Benefits
     Unit Price                                                           6.50           7.80        10.09
     Number of Units                                                   228,033        182,904      114,992
     With HAV Optional Benefit
     Unit Price                                                           9.52              -            -
     Number of Units                                                    78,038              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                           9.52              -            -
     Number of Units                                                    26,662              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST Goldman Sachs Concentrated Growth 12 (1992)
     With No Optional Benefits
     Unit Price                                                           3.69           5.33         7.90
     Number of Units                                                   405,437        404,404      235,747
     With HAV Optional Benefit
     Unit Price                                                           9.47              -            -
     Number of Units                                                     1,309              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST DeAm Large-Cap Growth (2002)
     With No Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV Optional Benefit
     Unit Price                                                           9.65              -            -
     Number of Units                                                     5,883              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST DeAm Large-Cap Value 13 (2000)
     With No Optional Benefits
     Unit Price                                                           7.67           9.17         9.83
     Number of Units                                                     7,126          1,696          442
     With HAV Optional Benefit
     Unit Price                                                           9.98              -            -
     Number of Units                                                     4,779              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------

                                                              Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------- ------------
Sub-account                                            2003          2002           2001          2000
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST Alliance/Bernstein Growth + Value (2001)
     With No Optional Benefits
     Unit Price                                                           7.14           9.64            -
     Number of Units                                                    37,810            -0-            -
     With HAV Optional Benefit
     Unit Price                                                           9.79              -            -
     Number of Units                                                     2,021              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST AST Sanford Bernstein Core Value (2001)
     With No Optional Benefits
     Unit Price                                                           8.61          10.05            -
     Number of Units                                                    82,054         18,453            -
     With HAV Optional Benefit
     Unit Price                                                          10.09              -            -
     Number of Units                                                    65,721              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                          10.08              -            -
     Number of Units                                                    25,273              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST Cohen  &  Steers Realty (1998)
     With No Optional Benefits
     Unit Price                                                          11.91          11.75        11.57
     Number of Units                                                    25,464         16,487       16,557
     With HAV Optional Benefit
     Unit Price                                                          10.33              -            -
     Number of Units                                                     1,341              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST Sanford Bernstein Managed Index 500 14 (1998)
     With No Optional Benefits
     Unit Price                                                           6.59           8.41         9.46
     Number of Units                                                    90,506         39,414        9,941
     With HAV Optional Benefit
     Unit Price                                                           9.81              -            -
     Number of Units                                                     3,351              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                           9.81              -            -
     Number of Units                                                       681              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------

                                                              Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------- ------------
Sub-account                                            2003          2002           2001          2000
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST American Century Income  &  Growth 15 (1997)
     With No Optional Benefits
     Unit Price                                                           6.70           8.47         9.36
     Number of Units                                                   124,168        113,372       70,887
     With HAV Optional Benefit
     Unit Price                                                           9.90              -            -
     Number of Units                                                       813              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST Alliance Growth and Income 16 (1992)
     With No Optional Benefits
     Unit Price                                                           7.84          10.35        10.53
     Number of Units                                                   142,152        205,232       34,439
     With HAV Optional Benefit
     Unit Price                                                           9.84              -            -
     Number of Units                                                    18,189              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                           9.83              -            -
     Number of Units                                                       717              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST MFS Growth with Income (1999)
     With No Optional Benefits
     Unit Price                                                           6.52           8.42        10.09
     Number of Units                                                    18,434         18,030        1,919
     With HAV Optional Benefit
     Unit Price                                                           9.72              -            -
     Number of Units                                                       809              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST INVESCO Capital Income 17 (1994)
     With No Optional Benefits
     Unit Price                                                           7.59           9.31        10.32
     Number of Units                                                    44,419         44,212        8,596
     With HAV Optional Benefit
     Unit Price                                                           9.90              -            -
     Number of Units                                                     5,087              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                           9.90              -            -
     Number of Units                                                       200              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------

-------------------------------------------------- ------------- -------------- -------------- ------------
AST DeAM Global Allocation 18 (1993)
     With No Optional Benefits
     Unit Price                                                           7.38           8.84        10.14
     Number of Units                                                    34,451         38,208       30,678
     With HAV Optional Benefit
     Unit Price                                                           9.94              -            -
     Number of Units                                                        67              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST American Century Strategic Balanced (1997)
     With No Optional Benefits
     Unit Price                                                           8.36           9.38         9.87
     Number of Units                                                     5,490          4,905        1,725
     With HAV Optional Benefit
     Unit Price                                                           9.97              -            -
     Number of Units                                                     2,914              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST T. Rowe Price Asset Allocation (1994)
     With No Optional Benefits
     Unit Price                                                           8.47           9.52        10.12
     Number of Units                                                    13,799         13,152        2,412
     With HAV Optional Benefit
     Unit Price                                                           9.97              -            -
     Number of Units                                                     4,012              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST T. Rowe Price Global Bond 19 (1994)
     With No Optional Benefits
     Unit Price                                                          12.32          10.84        10.70
     Number of Units                                                    36,987         16,390          -0-
     With HAV Optional Benefit
     Unit Price                                                          10.32              -            -
     Number of Units                                                     2,954              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                          10.31              -            -
     Number of Units                                                     4,861              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------

                                                              Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------- ------------
Sub-account                                            2003          2002           2001          2000
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST Federated High Yield (1994)
     With No Optional Benefits
     Unit Price                                                           9.16           9.27         9.37
     Number of Units                                                    73,614         45,297       12,929
     With HAV Optional Benefit
     Unit Price                                                          10.27              -            -
     Number of Units                                                     2,990              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST Lord Abbett Bond-Debenture (2000)
     With No Optional Benefits
     Unit Price                                                          10.22          10.30        10.13
     Number of Units                                                    43,077         16,628          425
     With HAV Optional Benefit
     Unit Price                                                          10.24              -            -
     Number of Units                                                    27,024              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                          10.23              -            -
     Number of Units                                                       274              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST DeAM Bond (2002)
     With No Optional Benefits
     Unit Price                                                          10.68              -            -
     Number of Units                                                     3,479              -            -
     With HAV Optional Benefit
     Unit Price                                                          10.16              -            -
     Number of Units                                                       188              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST PIMCO Total Return Bond (1994)
     With No Optional Benefits
     Unit Price                                                          12.72          11.80        10.97
     Number of Units                                                   362,294        275,317       37,918
     With HAV Optional Benefit
     Unit Price                                                          10.17              -            -
     Number of Units                                                    87,940              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                          10.17              -            -
     Number of Units                                                    11,308              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------

                                                              Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------- ------------
Sub-account                                            2003          2002           2001          2000
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST PIMCO Limited Maturity Bond (1995)
     With No Optional Benefits
     Unit Price                                                          10.09          11.29        10.59
     Number of Units                                                    38,260        112,948        1,940
     With HAV Optional Benefit
     Unit Price                                                          10.09              -            -
     Number of Units                                                     3,018              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
AST Money Market (1992)
     With No Optional Benefits
     Unit Price                                                          10.57          10.57        10.32
     Number of Units                                                   403,604        179,509       29,567
     With HAV Optional Benefit
     Unit Price                                                           9.99              -            -
     Number of Units                                                    69,199              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                           9.99              -            -
     Number of Units                                                    11,113              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
Gartmore Variable Investment Trust - GVIT
Developing Markets 20 (1996)
     With No Optional Benefits
     Unit Price                                                           6.71           7.53         8.19
     Number of Units                                                     6,530          6,555        3,293
     With HAV Optional Benefit
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
Wells Fargo Variable Trust - Equity Income (1999)
     With No Optional Benefits
     Unit Price                                                          12.67          15.89        17.01
     Number of Units                                                     1,063          1,992          -0-
     With HAV Optional Benefit
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------

                                                              Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------- ------------
Sub-account                                            2003          2002           2001          2000
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
INVESCO VIF - Dynamics (1999)
     With No Optional Benefits
     Unit Price                                                           4.57           6.80         9.99
     Number of Units                                                    18,808         15,825       22,264
     With HAV Optional Benefit
     Unit Price                                                           9.71              -            -
     Number of Units                                                     1,332              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
INVESCO VIF - Technology (1999)
     With No Optional Benefits
     Unit Price                                                           2.24           4.27         7.98
     Number of Units                                                    30,448         35,767       25,984
     With HAV Optional Benefit
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
INVESCO VIF - Health Sciences (1999)
     With No Optional Benefits
     Unit Price                                                           8.46          11.35        13.14
     Number of Units                                                    19,405         27,104       32,969
     With HAV Optional Benefit
     Unit Price                                                           9.52              -            -
     Number of Units                                                       892              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                           9.52              -            -
     Number of Units                                                       223              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
INVESCO VIF - Financial Services (1999)
     With No Optional Benefits
     Unit Price                                                           9.26          11.02        12.38
     Number of Units                                                     7,204          8,536        9,786
     With HAV Optional Benefit
     Unit Price                                                           9.93              -            -
     Number of Units                                                       979              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                           9.92              -            -
     Number of Units                                                       190              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------

                                                              Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------- ------------
Sub-account                                            2003          2002           2001          2000
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
INVESCO VIF - Telecommunications (1999)
     With No Optional Benefits
     Unit Price                                                           1.78           3.66         8.05
     Number of Units                                                    26,718         16,854       20,235
     With HAV Optional Benefit
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
Evergreen VA - International Equity 21 (2000)
     With No Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV Optional Benefit
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
Evergreen VA - Special Equity (1999)
     With No Optional Benefits
     Unit Price                                                           6.10           8.49         9.35
     Number of Units                                                     5,427          5,085          -0-
     With HAV Optional Benefit
     Unit Price                                                           9.86              -            -
     Number of Units                                                       295              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
Evergreen VA - Omega (2000)
     With No Optional Benefits
     Unit Price                                                              -           9.04            -
     Number of Units                                                         -            -0-            -
     With HAV Optional Benefit
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------

                                                              Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------- ------------
Sub-account                                            2003          2002           2001          2000
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Europe 30 (1999)
     With No Optional Benefits
     Unit Price                                                           5.11           6.97         9.30
     Number of Units                                                     2,539          7,317          -0-
     With HAV Optional Benefit
     Unit Price                                                           9.70              -            -
     Number of Units                                                        69              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Asia 30 (2002)
     With No Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV Optional Benefit
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Japan (2002)
     With No Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV Optional Benefit
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Banks (2002)
     With No Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV Optional Benefit
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------

                                                              Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------- ------------
Sub-account                                            2003          2002           2001          2000
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Basic Materials (2002)
     With No Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV Optional Benefit
     Unit Price                                                          10.35              -            -
     Number of Units                                                        70              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Biotechnology (2001)
     With No Optional Benefits
     Unit Price                                                           5.17           8.38            -
     Number of Units                                                       460          3,279            -
     With HAV Optional Benefit
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Consumer Cyclical (2002)
     With No Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV Optional Benefit
     Unit Price                                                           9.38              -            -
     Number of Units                                                       686              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Consumer Non-Cyclical (2002)
     With No Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV Optional Benefit
     Unit Price                                                           9.91              -            -
     Number of Units                                                        74              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------

                                                              Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------- ------------
Sub-account                                            2003          2002           2001          2000
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Energy (2001)
     With No Optional Benefits
     Unit Price                                                              -           9.20            -
     Number of Units                                                         -            -0-            -
     With HAV Optional Benefit
     Unit Price                                                          10.12              -            -
     Number of Units                                                       641              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Financial (2001)
     With No Optional Benefits
     Unit Price                                                           7.76           9.23            -
     Number of Units                                                     3,258          8,154            -
     With HAV Optional Benefit
     Unit Price                                                           9.85              -            -
     Number of Units                                                        73              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                           9.84              -            -
     Number of Units                                                       401              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Healthcare (2001)
     With No Optional Benefits
     Unit Price                                                           7.15           9.37            -
     Number of Units                                                     1,235          2,564            -
     With HAV Optional Benefit
     Unit Price                                                           9.60              -            -
     Number of Units                                                     1,177              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                           9.60              -            -
     Number of Units                                                       416              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Industrial (2002)
     With No Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV Optional Benefit
     Unit Price                                                          10.21              -            -
     Number of Units                                                        72              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------

                                                              Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------- ------------
Sub-account                                            2003          2002           2001          2000
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Internet (2002)
     With No Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV Optional Benefit
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Pharmaceuticals (2002)
     With No Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV Optional Benefit
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Precious Metals (2002)
     With No Optional Benefits
     Unit Price                                                           9.73              -            -
     Number of Units                                                     1,179              -            -
     With HAV Optional Benefit
     Unit Price                                                          11.31              -            -
     Number of Units                                                        65              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Real Estate (2001)
     With No Optional Benefits
     Unit Price                                                          10.65          10.78            -
     Number of Units                                                     2,230          2,306            -
     With HAV Optional Benefit
     Unit Price                                                          10.21              -            -
     Number of Units                                                        73              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------

                                                              Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------- ------------
Sub-account                                            2003          2002           2001          2000
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP -Semiconductor (2002)
     With No Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV Optional Benefit
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Technology (2001)
     With No Optional Benefits
     Unit Price                                                              -           5.92            -
     Number of Units                                                         -         12,704            -
     With HAV Optional Benefit
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Telecommunications (2001)
     With No Optional Benefits
     Unit Price                                                              -           7.11            -
     Number of Units                                                         -            -0-            -
     With HAV Optional Benefit
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Utilities (2001)
     With No Optional Benefits
     Unit Price                                                           6.11           8.13            -
     Number of Units                                                       491            -0-            -
     With HAV Optional Benefit
     Unit Price                                                          10.62              -            -
     Number of Units                                                       836              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------

                                                              Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------- ------------
Sub-account                                            2003          2002           2001          2000
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Bull (2002)
     With No Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV Optional Benefit
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Bear (2001)
     With No Optional Benefits
     Unit Price                                                          13.78          11.55            -
     Number of Units                                                     2,012            -0-            -
     With HAV Optional Benefit
     Unit Price                                                          10.14              -            -
     Number of Units                                                       658              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - UltraBull 22 (2001)
     With No Optional Benefits
     Unit Price                                                           4.72           7.48            -
     Number of Units                                                     2,988            -0-            -
     With HAV Optional Benefit
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - OTC (2001)
     With No Optional Benefits
     Unit Price                                                              -           5.77            -
     Number of Units                                                         -            -0-            -
     With HAV Optional Benefit
     Unit Price                                                           9.36              -            -
     Number of Units                                                       205              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------

                                                              Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------- ------------
Sub-account                                            2003          2002           2001          2000
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Short OTC (2002)
     With No Optional Benefits
     Unit Price                                                          11.03              -            -
     Number of Units                                                       934              -            -
     With HAV Optional Benefit
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - UltraOTC (1999)
     With No Optional Benefits
     Unit Price                                                              -           1.25         4.06
     Number of Units                                                         -         58,556        3,787
     With HAV Optional Benefit
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Mid-Cap Value (2002)
     With No Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV Optional Benefit
     Unit Price                                                          10.07              -            -
     Number of Units                                                     2,821              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Mid-Cap Growth (2002)
     With No Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV Optional Benefit
     Unit Price                                                           9.82              -            -
     Number of Units                                                     2,879              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------

                                                              Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------- ------------
Sub-account                                            2003          2002           2001          2000
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - UltraMid-Cap (2002)
     With No Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV Optional Benefit
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Small-Cap Value (2002)
     With No Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV Optional Benefit
     Unit Price                                                          10.15              -            -
     Number of Units                                                       568              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Small-Cap Growth (2002)
     With No Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV Optional Benefit
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - UltraSmall-Cap 23 (1999)
     With No Optional Benefits
     Unit Price                                                           4.82           8.50         9.32
     Number of Units                                                       953            -0-        3,174
     With HAV Optional Benefit
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------

                                                              Year Ended December 31,
-------------------------------------------------- ------------- -------------- -------------- ------------
Sub-account                                            2003          2002           2001          2000
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - U.S. Government Plus (2002)
     With No Optional Benefits
     Unit Price                                                          11.59              -            -
     Number of Units                                                     1,005              -            -
     With HAV Optional Benefit
     Unit Price                                                          10.20              -            -
     Number of Units                                                       592              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
ProFund VP - Rising Rates Opportunity (2002)
     With No Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV Optional Benefit
     Unit Price                                                           9.70              -            -
     Number of Units                                                     3,456              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
First Trust(R)10 Uncommon Values (2000)
     With No Optional Benefits
     Unit Price                                                           2.95           4.73         7.44
     Number of Units                                                    23,080         31,543       32,451
     With HAV Optional Benefit
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------
-------------------------------------------------- ------------- -------------- -------------- ------------
Prudential - SP Jennison International Growth
(2001)
     With No Optional Benefits
     Unit Price                                                           5.64           7.40            -
     Number of Units                                                     1,341            -0-            -
     With HAV Optional Benefit
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV and EBP Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GRO Plus Optional Benefits
     Unit Price                                                              -              -            -
     Number of Units                                                         -              -            -
     With HAV, EBP and GMWB Optional Benefits
     Unit Value                                                              -              -            -
     Number of Units                                                         -              -            -
-------------------------------------------------- ------------- -------------- -------------- ------------

1.       Effective  February 23, 2004, J.P. Morgan Investment  Management Inc. became  Sub-advisor of the Portfolio.  Prior to February
     23, 2004, Strong Capital management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Strong International  Equity."
     Effective December 10, 2001, Strong Capital  Management,  Inc. became Sub-advisor of the Portfolio.  Prior to December 10, 2001, A
     I M Capital Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST AIM International  Equity." Between October
     15, 1996 and May 3, 1999,  Putnam  Investment  Management,  Inc.  served as Sub-advisor  of the Portfolio,  then named "AST Putnam
     International  Equity." Prior to October 15, 1996,  Seligman  Henderson Co. served as  Sub-advisor  of the  Portfolio,  then named
     "Seligman Henderson International Equity Portfolio."
2.       Effective  November 11, 2002,  William Blair  &  Company,  L.L.C.  became  Sub-advisor of the  Portfolio.  Prior to November 11,
     2002, Janus Capital Corporation served as Sub-advisor of the Portfolio, then named "AST Janus Overseas Growth."
3.       This  Portfolio  reflects  the  addition of the net assets of the AST  American  Century  International  Growth  Portfolio  II
     ("Portfolio II") as a result of the merger between the Portfolio and Portfolio II.
4.       Effective May 1, 2002,  Deutsche Asset Management,  Inc. became Sub-advisor of the Portfolio.  Prior to May 1, 2002,  Founders
     Asset  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Founders  Passport."  Prior to October 15, 1996,
     Seligman Henderson Co. served as Sub-advisor of the Portfolio, then named "Seligman Henderson International Small Cap Portfolio."
5.       Effective  September 17, 2001, Pilgrim Baxter  &  Associates,  Ltd. became Sub-advisor of the Portfolio.  Prior to September 17,
     2001,  Janus Capital  Corporation  served as  Sub-advisor  of the  Portfolio,  then named "AST Janus  Small-Cap  Growth." Prior to
     December  31,  1998,  Founders  Asset  Management,  LLC served as  Sub-advisor  of the  Portfolio,  then named  "Founders  Capital
     Appreciation Portfolio."
6.       Effective  December 10, 2001,  Deutsche Asset  Management,  Inc.  became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001,  Zurich  Scudder  Investments,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST Scudder  Small-Cap  Growth
     Portfolio".  Prior to May 1, 2001, the Portfolio was named "AST Kemper Small-Cap Growth Portfolio."
7.       Effective  October 23, 2000, GAMCO  Investors,  Inc. became  Sub-advisor of the Portfolio.  Prior to October 23, 2000, T. Rowe
     Price Associates, Inc. served as Sub-advisor of the Portfolio, then named "AST T. Rowe Price Small Company Value Portfolio."
8.       Effective  November 11, 2002,  Goldman Sachs Asset  Management  became  Sub-advisor  of the  Portfolio.  Prior to November 11,
     2002, Janus Capital Corporation served as Sub-advisor of the Portfolio, then named "AST Janus Mid-Cap Growth."
9.       Effective May 1, 1998,  Neuberger Berman Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 1998, Berger
     Associates, Inc. served as Sub-advisor of the Portfolio, then named "Berger Capital Growth Portfolio."
10.      Effective  May 1,  1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 1998,
     Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
11.      Effective May 1, 2000,  Alliance Capital Management,  L.P. became Sub-advisor of the Portfolio.  Between December 31, 1998 and
     May 1, 2000,  OppenheimerFunds,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST  Oppenheimer  Large-Cap  Growth
     Portfolio." Prior to December 31, 1998,  Robertson,  Stephens  &  Company Investment  Management,  L.P. served as Sub-advisor of the
     Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
12.      Effective  November 11, 2002,  Goldman Sachs Asset  Management  became  Sub-advisor  of the  Portfolio.  Prior to November 11,
     2002, Janus Capital Corporation served as Sub-advisor of the Portfolio, then named "AST JanCap Growth."
13.      Effective May 1, 2002,  Deutsche Asset  Management,  Inc.  became  Sub-advisor of the Portfolio.  Prior to May 1, 2002,  Janus
     Capital Corporation served as Sub-advisor of the Portfolio, then named "AST Janus Strategic Value."
14.      Effective May 1, 2000,  Sanford C. Bernstein  &  Co., Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 2000,  Bankers
     Trust Company served as Sub-advisor of the Portfolio, then named "AST Bankers Trust Managed Index 500 Portfolio."
15.      Effective May 3, 1999,  American Century  Investment  Management,  Inc. became  Sub-advisor of the Portfolio.  Between October
     15, 1996 and May 3, 1999, Putnam Investment Management,  Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam Value
     Growth  &  Income."
16.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became  Sub-advisor of the Portfolio.  Prior to May 1, 2000, Lord,
     Abbett  &  Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Growth and Income Portfolio."
17.      Effective July 1, 2002, the AST INVESCO Equity Income portfolio changed its name to AST INVESCO Capital Income.
18.      Effective May 1, 2002,  Deutsche Asset  Management,  Inc.  became  Sub-advisor  of the Portfolio.  Prior to May 1, 2002, A I M
     Capital Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST AIM Balanced." Between October 15, 1996 and May
     3, 1999, Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam Balanced." Prior to
     October 15, 1996, Phoenix Investment Counsel, Inc. served as Sub-advisor of the Portfolio,  then named "AST Phoenix Balanced Asset
     Portfolio."
19.      Effective August 8, 2000, T. Rowe Price  International,  Inc. became Sub-advisor of the Portfolio.  Effective May 1, 2000, the name of the  Portfolio  was  changed  to the  "AST  T.  Rowe  Price  Global  Bond".  Effective  May 1,  1996,  Rowe  Price-Fleming
     International,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1,  1996,  Scudder,  Stevens  &  Clark,  Inc.  served as
     Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
20.      Effective June 20, 2003,  pursuant to a shareholder  vote, the Emerging  Markets  portfolio of Montgomery  Variable Series was reorganized  into the Developing  Markets  portfolio of Gartmore  Variable  Investment  Trust.  The Montgomery  Variable  Series -
     Emerging Markets portfolio no longer exists.
21.      Effective  December 5, 2003,  pursuant to a shareholder  approval,  the Evergreen VA Global Leaders  Portfolio merged into the
     Evergreen VA International Equity Portfolio.  The Evergreen VA Global Leaders Portfolio no longer exists.
22.      Effective  May 1, 2003,  the ProFunds VP Bull Plus  portfolio  changed its name to ProFund VP UltraBull to reflect a change in its investment objective.
23.      Prior to May 1, 2000,  ProFund VP  UltraSmall-Cap  was named "ProFund VP Small Cap" and sought daily  investment  results that corresponded to the performance of the Russell 2000(R)Index.

C-2

                                          APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced  Beneficiary  Protection  Optional  Death Benefit is  calculated.  Each example  assumes that a $50,000  initial  Purchase  Payment is made.  Each  example  assumes that there is one Owner who is age 50 on the Issue Date and that all Account  Value is  maintained  in the variable  investment  options.  The formula for  determining  the  Enhanced  Beneficiary
Protection Optional Death Benefit is as follows:

           Growth =               Account Value of variable             minus         Purchase Payments - proportional
                               investment options plus Interim
                                Value of Fixed Allocations (no
                                         MVA applies)                                           withdrawals

Example with market increase
Assume that the Owner has made no withdrawals  and that the Account Value has been increasing due to positive  market  performance.  On the date we receive due proof of death,  the Account  Value is $75,000.  The basic Death  Benefit is  calculated  as Purchase  Payments minus  proportional  withdrawals,  or Account  Value,  which ever is greater.  Therefore,  the basic Death Benefit is equal to $75,000.
The Enhanced  Beneficiary  Protection  Optional  Death Benefit is equal to the amount  payable under the basic Death Benefit  ($75,000)
PLUS 40% of the "Growth" under the Annuity.

         Growth   =        $75,000 - [$50,000 - $0]
                  =        $25,000

         Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                  =        $25,000 * 0.40
                  =        $10,000

         Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                  =        $85,000

Examples with market decline
Assume that the Owner has made no withdrawals  and that the Account Value has been  decreasing  due to declines in market  performance.
On the date we receive due proof of death,  the Account Value is $45,000.  The basic Death  Benefit is calculated as Purchase  Payments minus  proportional  withdrawals,  or Account  Value,  which ever is greater.  Therefore,  the basic Death Benefit is equal to $50,000.
The Enhanced  Beneficiary  Protection  Optional  Death Benefit is equal to the amount  payable under the basic Death Benefit  ($50,000)
PLUS the "Growth" under the Annuity.

         Growth   =        $45,000 - [$50,000 - $0]
                  =        $-5,000

         Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                  NO BENEFIT IS PAYABLE

         Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                  =        $50,000

In this example you would receive no additional benefit from purchasing the Enhanced Beneficiary Protection Optional Death Benefit.

Example with market increase and withdrawals
Assume that the Account Value has been  increasing  due to positive  market  performance  and the Owner made a withdrawal of $15,000 in
Annuity  Year 5 when the Account  Value was  $75,000.  On the date we receive due proof of death,  the  Account  Value is $90,000.  The basic Death Benefit is  calculated as Purchase  Payments  minus  proportional  withdrawals,  or Account  Value,  which ever is greater.
Therefore,  the basic Death Benefit is equal to $90,000.  The Enhanced  Beneficiary  Protection  Optional Death Benefit is equal to the amount payable under the basic Death Benefit ($90,000) PLUS 40% of the "Growth" under the Annuity.

         Growth   =        $90,000 - [$50,000 - ($50,000 * $15,000/$75,000)]
                  =        $90,000 - [$50,000 - $10,000]
                  =        $90,000 - $40,000
                  =        $50,000

         Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                  =        $50,000 * 0.40
                  =        $20,000

         Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                  =        $110,000

Examples of Highest Anniversary Value Death Benefit Calculation
The  following  are  examples of how the Highest  Anniversary  Value  Death  Benefit is  calculated.  Each  example  assumes an initial
Purchase  Payment of $50,000.  Each example  assumes that there is one Owner who is age 70 on the Issue Date and that all Account Value is maintained in the variable investment options.

Example with market increase and death before Death Benefit Target Date
Assume that the Owner's  Account Value has generally been increasing due to positive  market  performance and that no withdrawals  have been made.  On the date we receive  due proof of death,  the  Account  Value is  $75,000;  however,  the  Anniversary  Value on the 5th anniversary  of the Issue Date was $90,000.  Assume as well that the Owner has died before the Death  Benefit  Target  Date.  The Death
Benefit is equal to the greater of the Highest  Anniversary  Value or the basic Death  Benefit.  The Death Benefit would be the Highest
Anniversary  Value  ($90,000)  because  it is greater  than the amount  that would  have been  payable  under the basic  Death  Benefit
($75,000).

Example with withdrawals
Assume that the Account Value has been  increasing  due to positive  market  performance  and the Owner made a withdrawal of $15,000 in
Annuity Year 7 when the Account Value was $75,000.  On the date we receive due proof of death,  the Account Value is $80,000;  however, the  Anniversary  Value on the 5th  anniversary of the Issue Date was $90,000.  Assume as well that the Owner has died before the Death
Benefit Target Date.  The Death Benefit is equal to the greater of the Highest Anniversary Value or the basic Death Benefit.

Highest Anniversary Value  = $90,000 - [$90,000 * $15,000/$75,000]
                                    = $90,000 - $18,000
                                    = $72,000

Basic Death Benefit                 = $80,000 - [$80,000 * $15,000/$75,000]
                                    = $80,000 - $16,000
                                    = $64,000

Example with death after Death Benefit Target Date
Assume that the Owner's  Account Value has generally been  increasing due to positive  market  performance  and that no withdrawals had been made prior to the Death Benefit  Target Date.  Further  assume that the Owner dies after the Death Benefit  Target Date,  when the
Account Value is $75,000.  The Highest  Anniversary  Value on the Death Benefit Target Date was $80,000;  however,  following the Death
Benefit  Target  Date,  the Owner made a Purchase  Payment of $15,000 and had taken a withdrawal  of $5,000 when the Account  Value was
$70,000.  The Death  Benefit is equal to the  greater of the  Highest  Anniversary  Value plus  Purchase  Payments  minus  proportional withdrawals after the Death Benefit Target Date or the basic Death Benefit.

Highest Anniversary Value  = $80,000 + $15,000 - [$80,000 * $5,000/$70,000]
                                    = $80,000 + $15,000 - $5,714
                                    = $89,286

Basic Death Benefit                 = $75,000

                                          APPENDIX D - Plus40(TM)OPTIONAL LIFE INSURANCE RIDER

=======================================================================================================================================
American  Skandia's  Plus40(TM)Optional Life Insurance Rider was offered,  in those states where approved,  between November 18, 2002 and
May 1, 2003. The  description  below of the Plus40 benefit  applies to those Contract  Owners who purchased an Annuity during that time period and elected the Plus40 benefit.
=======================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------------
The life insurance  coverage  provided under the Plus40(TM)Optional Life Insurance Rider ("Plus40(TM)rider" or the "Rider") is supported by
American  Skandia's general account and is not subject to, or registered as a security under,  either the Securities Act of 1933 or the
Investment  Company Act of 1940.  Information  about the Plus40(TM)rider is  included  as an  Appendix  to this  Prospectus  to help you understand the Rider and the  relationship  between the Rider and the value of your Annuity.  It is also included because you can elect to pay for the Rider  with  taxable  withdrawals  from your  Annuity.  The staff of the  Securities  and  Exchange  Commission  has not reviewed  this  information.  However,  the  information  may be subject to certain  generally  applicable  provisions  of the  Federal securities laws regarding accuracy and completeness.
---------------------------------------------------------------------------------------------------------------------------------------

The income  tax-free life insurance  payable to your  Beneficiary(ies)  under the Plus40(TM)rider is equal to 40% of the Account Value of your Annuity as of the date we receive due proof of death,  subject to certain  adjustments,  restrictions  and  limitations  described below.

ELIGIBILITY
The Plus40(TM)rider may be  purchased as a rider on your  Annuity.  The Rider must cover those  persons  upon whose death the  Annuity's death benefit  becomes  payable - the Annuity's  owner or owners,  or the  Annuitant (in the case of an entity owned  Annuity).  If the
Annuity has two Owners,  the  Rider's  death  benefit is payable  upon the first death of such  persons.  If the Annuity is owned by an entity, the Rider's death benefit is payable upon the death of the Annuitant, even if a Contingent Annuitant is named.

The minimum  allowable  age to purchase  the Plus40(TM)rider is 40; the maximum  allowable  age is 75. If the Rider is  purchased on two lives,  both persons must meet the age  eligibility  requirements.  The Plus40(TM)rider is not  available  to  purchasers  who use their
Annuity as a funding  vehicle for a Tax Sheltered  Annuity (or 403(b)) or as a funding  vehicle for a qualified  plan under Section 401 of the Internal Revenue Code ("Code").

ADJUSTMENTS, RESTRICTIONS  &  LIMITATIONS
|X|      If you die during the first 24 months  following the effective  date of the Plus40(TM)rider  (generally,  the Issue Date of your
         Annuity),  the death  benefit  will be limited to the amount of any charges  paid for the Rider while it was in effect.  While we will return the charges  you have paid  during the  applicable  period as the death  benefit,  your  Beneficiary(ies)  will receive no additional life insurance benefit from the Plus40(TM)rider if you die within 24 months of its effective date.

|X|      If you make a Purchase  Payment  within 24 months prior to the date of death,  the Account  Value used to determine the amount of the death  benefit  will be reduced by the  amount of such  Purchase  Payment(s).  If we reduce the death  benefit  payable under the  Plus40(TM)rider  based on this  provision,  we will  return  50% of any  charges  paid for the Rider  based on those
         Purchase Payments as an additional amount included in the death benefit under the Rider.

|X|      If we apply  Credits to your Annuity  based on Purchase  Payments,  such Credits are treated as Account  Value for purposes of determining  the death benefit  payable under the Plus40(TM)rider.  However,  if Credits were applied to Purchase  Payments made within 24 months  prior to the date of death,  the Account  Value used to  determine  the amount of the death  benefit will be reduced  by the  amount of such  Credits.  If we reduce  the death  benefit  payable  under the  Plus40(TM)rider  based on this provision,  we will return 50% of any charges paid for the Rider based on such  Credits as an  additional  amount  included in the death benefit under the Rider.

|X|      If you become  terminally  ill (as defined in the Rider) and elect to receive a portion of the Plus40(TM)rider's  death benefit under the  Accelerated  Death  Benefit  provision,  the amount  that will be  payable  under the Rider upon your death will be reduced.  Please refer to the Accelerated Death Benefit provision described below.

|X|      If charges for the Plus40(TM)rider are due and are unpaid as of the date the death  benefit is being  determined,  such charges will be deducted from the amount paid to your Beneficiary(ies).

|X|      If the age of any person  covered  under the  Plus40(TM)rider is  misstated,  we will  adjust any  coverage  under the Rider to conform to the facts.  For example,  if, due to the  misstatement,  we overcharged  you for coverage under the Rider,  we will add  any  additional  charges  paid  to the  amount  payable  to  your  Beneficiary(ies).  If,  due to  the  misstatement,  we undercharged  you for coverage  under the Rider,  we will reduce the death  benefit in  proportion  to the charges not paid as compared to the charges that would have been paid had there been no misstatement.

|X|      On or after an Owner  reaches the expiry date of the Rider (the  anniversary  of the  Annuity's  Issue Date on or  immediately after the 95th  birthday),  coverage will  terminate.  No charge will be made for an Owner following the expiry date. If there are two Owners,  the expiry date  applies  separately  to each  Owner;  therefore,  coverage  may  continue  for one Owner and terminate as to the other Owner.

MAXIMUM BENEFIT
The Plus40(TM)rider is subject to a Maximum  Death Benefit  Amount based on the Purchase  Payments  applied to your Annuity.  The Plus40(TM)
rider may also be subject to a Per Life Maximum  Benefit  that is based on all amounts paid under any annuity  contract we issue to you under which you have elected the Plus40(TM)rider or similar life insurance coverage.

|X|      The Maximum Death Benefit Amount is 100% of the Purchase  Payments  increasing at 5% per year following the date each Purchase
         Payment is applied to the Annuity until the date of death.  If Purchase  Payments are applied to the Annuity  within 24 months prior to the date of death, the Maximum Death Benefit Amount is decreased by the amount of such Purchase Payments.

|X|      The Per Life Maximum Benefit applies to Purchase  Payments applied to any such annuity  contracts more than 24 months from the date of death that exceed  $1,000,000.  If you make Purchase  Payments in excess of  $1,000,000,  we will reduce the aggregate death  benefit  payable under all Plus40(TM)riders,  or similar  riders issued by us, based on the combined  amount of Purchase
         Payments  in excess of  $1,000,000  multiplied  by 40%. If the Per Life  Maximum  Benefit  applies,  we will reduce the amount payable under each  applicable  Plus40(TM)rider on a pro-rata  basis.  If the Per Life Maximum  Benefit applies upon your death, we will return any excess  charges  that you paid on the  portion of your  Account  Value on which no benefit is payable.  The
         Per Life Maximum Benefit does not limit the amount of Purchase Payments that you may apply to your Annuity.

ACCELERATED DEATH BENEFIT PROVISION
If you become  terminally  ill, you may request that a portion of the death benefit  payable under the Plus40(TM)rider be prepaid instead of being paid to your  Beneficiary(ies)  upon your  death.  Subject to our  requirements  and where  allowed by law, we will make a one time,  lump sum  payment.  Our  requirements  include  proof  satisfactory  to us, in writing,  of terminal  illness  after the Rider's
Effective Date.

The  maximum we will pay,  before any  reduction,  is the  lesser of 50% of the  Rider's  death  benefit or  $100,000.  If you elect to accelerate  payment of a portion of the death benefit under the Plus40(TM)rider,  the amount of the remaining death benefit is reduced by the prepaid amount  accumulating at an annualized  interest rate of 6.0%.  Eligibility  for an accelerated  payout of a portion of your
Plus40(TM)rider death benefit may be more  restrictive  than any  medically-related  surrender  provision  that may be applicable to you under the Annuity.

CHARGES FOR THE PLUS40(TM)RIDER
The  Plus40(TM)rider has a current  charge and a  guaranteed  maximum  charge.  The current  charge for the Plus40(TM)rider is based on a percentage of your Account Value as of the anniversary of the Issue Date of your Annuity.  The applicable  percentages  differ based on the attained  age,  last  birthday of the Owner(s) or Annuitant  (in the case of an entity owned  Annuity) as of the date the charge is due. We reserve the right to change the current  charge,  at any time,  subject to regulatory  approval  where  required.  If there are two Owners,  we calculate the current charge that applies to each Owner  individually  and deduct the combined amount as the charge for the Rider.  There is no charge based on a person's life after coverage  expires as to that person.  However,  a charge will still apply to the second of two Owners (and coverage will continue for such Owner) if such Owner has not reached the expiry date.

                                           Attained Age                  Percentage of
                                                                         Account Value
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 40-75                       .80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 76-80                       1.60%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 81-85                       3.20%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 86-90                       4.80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 91                         6.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 92                         7.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 93                         8.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 94                         9.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 95                        10.50%
                                   ------------------------------ ----------------------------

The charge for the  Plus40(TM)rider may also be subject to a  guaranteed  maximum  charge that will apply if the  current  charge,  when applied to the Account Value,  exceeds the guaranteed  maximum  charge.  The guaranteed  maximum charge is based on a charge per $1,000 of insurance.

We determine the charge for the Rider  annually,  in arrears.  We deduct the charge:  (1) upon your death;  (2) on each  anniversary of the  Issue  Date;  (3) on the date  that you  begin  receiving  annuity  payments;  (4) if you  surrender  your  Annuity  other  than a medically-related  surrender;  or (5) if you choose to terminate the Rider.  If the Rider  terminates for any of the preceding  reasons on a date other than the  anniversary  of the  Annuity's  Issue  Date,  the charge  will be  prorated.  During the first year after the
Annuity's  Issue Date, the charge will be prorated from the Issue Date. In all subsequent  years,  the charge will be prorated from the last anniversary of the Issue Date.

You can elect to pay the annual  charge  through a  redemption  from your  Annuity's  Account  Value or through  funds other than those within the  Annuity.  If you do not elect a method of payment,  we will  automatically  deduct the annual  charge  from your  Annuity's
Account Value.  The manner in which you elect to pay for the Rider may have tax implications.

|X|      If you elect to pay the charge through a redemption of your  Annuity's  Account  Value,  the  withdrawal  will be treated as a taxable  distribution,  and will generally be subject to ordinary  income tax on the amount of any investment  gain withdrawn.
         If you are under age 59 1/2,  the  distribution  may also be  subject to a 10%  penalty on any gain  withdrawn,  in  addition  to ordinary  income taxes.  We first deduct the amount of the charge  pro-rata from the Account Value in the variable  investment options.  We only deduct the charge pro-rata from the Fixed  Allocations to the extent there is insufficient  Account Value in the variable investment options to pay the charge.

|X|      If you  elect to pay the  charge  through  funds  other  than  those  from your  Annuity,  we  require  that  payment  be made electronically  in U.S.  currency  through a U.S.  financial  institution.  If you elect to pay the charge through  electronic transfer  of funds  and  payment  has not been  received  within 31 days from the due date,  we will  deduct  the  charge as a redemption from your Annuity, as described above.

TERMINATION
You can  terminate  the Plus40(TM)rider at any time.  Upon  termination,  you will be  required to pay a pro-rata  portion of the annual charge for the Rider.  The Plus40(TM)rider will  terminate  automatically  on the date your Account  Value is applied to begin  receiving annuity  payments,  on the date you  surrender  the Annuity  or, on the expiry date with  respect to such person who reaches the expiry date.  We may also  terminate  the  Plus40(TM)rider,  if  necessary,  to  comply  with  our  interpretation  of the Code and  applicable regulations.  Once terminated, you may not reinstate your coverage under the Plus40(TM)rider.

CHANGES IN ANNUITY DESIGNATIONS
Changes in ownership and annuitant  designations  under the Annuity may result in changes in eligibility  and charges under the Plus40(TM)
rider.  These changes may include termination of the Rider.  Please refer to the Rider for specific details.

SPOUSAL ASSUMPTION
A  spousal  beneficiary  may elect to assume  ownership  of the  Annuity  instead  of taking  the  Annuity's  Death  Benefit.  However, regardless of whether a spousal  beneficiary  assumes ownership of the Annuity,  the death benefit under the Plus40(TM)rider will be paid despite the fact that the Annuity  will  continue.  The spousal  beneficiary  can apply the death  benefit  proceeds  under the Plus40(TM)
rider to the Annuity as a new Purchase  Payment,  can purchase a new annuity  contract or use the death benefit  proceeds for any other purpose.  Certain  restrictions  may apply to an Annuity  that is used as a qualified  investment.  Spousal  beneficiaries  may also be eligible to purchase the Plus40(TM)rider,  in which case the Annuity's  Account Value,  as of the date the assumption is effective,  will be treated as the initial Purchase Payment under applicable provisions of the Rider.

TAX CONSIDERATION
The Plus40(TM)rider was designed to qualify as a life insurance  contract under the Code. As life  insurance,  under most  circumstances, the Beneficiary(ies) does not pay any Federal income tax on the death benefit payable under the Rider.

If your Annuity is being used as an  Individual  Retirement  Annuity  (IRA),  we consider the Plus40(TM)rider to be outside of your IRA, since premium for the Rider is paid for either with funds  outside of your Annuity or with  withdrawals  previously  subject to tax and any applicable tax penalty.

We believe  payments under the accelerated  payout provision of the Rider will meet the requirements of the Code and the regulations in order to qualify as tax-free  payments.  To the extent  permitted by law, we will change our  procedures  in relation to the Rider,  or the definition of terminally  ill, or any other  applicable term in order to maintain the tax-free status of any amounts paid out under the accelerated payout provision.

                               APPENDIX E - SALE OF THE CONTRACTS TO RESIDENTS OF THE STATE OF NEW YORK

Some of the provisions of the Annuity are different for contracts offered to residents of the State of New York.

GLOSSARY OF TERMS

Annuity  Date:  The date you choose for annuity  payments to  commence.  A maximum  Annuity  Date may apply.  The Annuity  Date may not exceed the first day of the calendar month following the Annuitant's 90th birthday.

MVA: A market value  adjustment used in the  determination of Account Value of each Fixed Allocation on any day other than the Maturity
Date of such Fixed Allocation and thirty days prior thereto.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and expenses we charge for the Annuity.  Some  charges are  assessed  against your Annuity  while others are assessed against assets  allocated to the variable  investment  options.  The charges that are assessed against the Annuity include the Contingent  Deferred Sales Charge,  Annual Maintenance Fee, Transfer Fee, the Tax Charge and any charge for optional benefits.  The charge that is assessed against the variable  investment  options is the Insurance Charge,  which is the combination of a mortality and expense risk charge and a charge for  administration  of the  Annuity.  Each  underlying  mutual fund  portfolio  assesses a charge for investment  management,  other expenses and with some mutual funds, a 12b-1 charge.  The  prospectus  for each  underlying  mutual fund provides more detailed  information  about the expenses for the underlying  mutual funds. In certain  states,  a premium tax charge may be applicable.  All of these fees and expenses are described in more detail within this Prospectus.

The following  table  provides a summary of the fees and charges you will incur if you surrender the Annuity or transfer  Account Value among investment options.  These fees and charges are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                   YOUR TRANSACTION FEES AND CHARGES
                                                    (assessed against the Annuity)
----------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
                             FEE/CHARGE                                                        Amount Deducted
--------------------------------------------------------------------- ------------------------------------------------------------------
---------------------------------------------------------------------
Contingent Deferred Sales Charge*                                                                   7.0%
                                                                       The charge is a percentage of each applicable Purchase Payment deducted upon surrender or withdrawal. The period is measured from the Issue Date of the Annuity.
--------------------------------------------------------------------- ------------------------------------------------------------------
---------------------------------------------------------------------
Transfer Fee                                                                                       $10.00
                                                                            (Deducted after the 20th transfer each Annuity Year)
--------------------------------------------------------------------- ------------------------------------------------------------------

*    The following are the  Contingent  Deferred  Sales Charges (as a percentage of each  applicable  Purchase  Payment)  deducted upon surrender or withdrawal.

--------------- ------------ ------------- ------------ ------------- ------------ ------------- ------------
    Yr. 1          Yr. 2        Yr. 3         Yr. 4        Yr. 5         Yr. 6        Yr. 7        Yr. 8+
--------------- ------------ ------------- ------------ ------------- ------------ ------------- ------------
--------------- ------------ ------------- ------------ ------------- ------------ ------------- ------------
     7.0%          6.0%          5.0%         4.0%          3.0%         2.0%          1.0%         0.0%
--------------- ------------ ------------- ------------ ------------- ------------ ------------- ------------

The  following  table  provides a summary of the  periodic  fees and charges you will incur while you own the  Annuity,  excluding  the underlying mutual fund Portfolio annual expenses.  These fees and charges are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                    YOUR PERIODIC FEES AND CHARGES
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
                                            ANNUAL FEES/CHARGES ASSESSED AGAINT THE ANNUITY
----------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
                             FEE/CHARGE                                                        Amount Deducted
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Annual Maintenance Fee                                                              Smaller of $30 or 2% of Account Value
                                                                          (Only applicable if Account Value is less than $100,000)
                                                                        (Assessed annually on the Annuity's anniversary date or upon surrender)
--------------------------------------------------------------------- ------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
                                               ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS*
                                 (as a percentage of the average daily net assets of the Sub-accounts)
--------------------------------------------------------------------- ------------------------------------------------------------------
                             FEE/CHARGE                                                        Amount Deducted
--------------------------------------------------------------------- ------------------------------------------------------------------
Mortality  &  Expense Risk Charge                                                                     0.50%
--------------------------------------------------------------------- ------------------------------------------------------------------
Administration Charge                                                                               0.15%
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Distribution Charge**                                                                    0.60% in Annuity Years 1-7
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Total Annual Charges of the Sub-accounts***                           1.25% per year of the value of each Sub-account in Annuity Years
                                                                                                   1-7****
--------------------------------------------------------------------- ------------------------------------------------------------------
*    These charges are deducted daily and apply to Variable Investment Options only.
**   The Distribution Charge in Annuity Years 8+ is 0.00%.
***  The  combination  of the Mortality and Expense Risk Charges and  Administration  Charge is referred to as the  "Insurance  Charge"
elsewhere in this Prospectus.
**** The Total Annual Charges of the Sub-accounts in Annuity Years 8+ are 0.65% per year of the value of each Sub-account.

FEES AND CHARGES

Contingent  Deferred Sales Charge:  We do not deduct a sales charge from Purchase  Payments you make to your Annuity.  However,  we may deduct a  Contingent  Deferred  Sales Charge or CDSC if you  surrender  your  Annuity or when you make a partial  withdrawal.  The CDSC reimburses us for expenses  related to sales and  distribution of the Annuity,  including  commissions,  marketing  materials and other promotional  expenses.  The CDSC is  calculated as a percentage of your Purchase  Payment  being  surrendered  or withdrawn  during the applicable  Annuity Year. For purposes of  calculating  the CDSC, we consider the year following the Issue Date of your Annuity as Year
1.  The amount of the CDSC decreases over time, measured from the Issue Date of the Annuity.  The CDSC percentages are shown below.

           --------------------- ----------- ----------- ---------- ----------- ----------- ---------- ----------- -----------

           YEARS                     1           2           3          4           5           6          7           8+
           --------------------- ----------- ----------- ---------- ----------- ----------- ---------- ----------- -----------
           --------------------- ----------- ----------- ---------- ----------- ----------- ---------- ----------- -----------

           CHARGE (%)               7.0%        6.0%       5.0%        4.0%        3.0%       2.0%        1.0%        0.0%
           --------------------- ----------- ----------- ---------- ----------- ----------- ---------- ----------- -----------

The CDSC period is based on the Issue Date of the Annuity,  not on the date each Purchase  Payment is applied to the Annuity.  Purchase
Payments  applied to the Annuity  after the Issue Date do not have their own CDSC  period.  During the first  seven (7) Annuity  Years, under certain  circumstances  you can withdraw a limited amount of Account Value without paying a CDSC.  This is referred to as a "Free
Withdrawal."  After seven (7) complete  Annuity  Years,  you can  surrender  your Annuity or make a partial  withdrawal  without a CDSC being deducted from the amount being  withdrawn.  Free  Withdrawals  are not treated as a withdrawal of Purchase  Payments for purposes of  calculating  the CDSC on a subsequent  withdrawal or surrender.  Withdrawals  of amounts  greater than the maximum Free  Withdrawal amount are treated as a  withdrawal  of Purchase  Payments and will be assessed a CDSC during  Annuity  Years 1 through 7. For purposes of  calculating  the CDSC on a surrender  or a partial  withdrawal,  the Purchase  Payments  being  withdrawn  may be greater than your remaining  Account  Value or the amount of your  withdrawal  request.  This is most likely to occur if you have made prior  withdrawals under the Free Withdrawal provision or if your Account Value has declined in value due to negative market performance.

Annual  Maintenance Fee: During the accumulation  period we deduct an Annual  Maintenance Fee. The Annual  Maintenance Fee is $30.00 or
2% of your Account Value invested in the variable  investment  options,  whichever is less.  This fee will be deducted  annually on the anniversary  of the Issue Date of your Annuity or, if you surrender  your Annuity  during the Annuity Year,  the fee is deducted at the time of  surrender.  Currently,  the Annual  Maintenance  Fee is only  deducted  if your  Account  Value is less than  $100,000  on the anniversary  of the Issue Date or at the time of surrender.  We may increase the Annual  Maintenance  Fee.  However,  any increase will only apply to Annuities issued after the date of the increase.

Tax  Charges:  Currently,  the State of New York does not impose such a tax.  However,  we reserve the right to deduct this charge from contracts if the State of New York  imposes this type of tax in the future.  We may assess a charge  against the  Sub-accounts  and the
Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?
Distribution  Charge:  We  deduct  a  Distribution  Charge  daily  against  the  average  assets  allocated  to the  Sub-accounts.  The
Distribution  Charge is equal to 0.60% on an annual  basis in  Annuity  Years 1 through  7.  After the end of the first  seven  Annuity
Years,  the 0.60% charge for  distribution  will no longer be assessed.  The  Distribution  Charge is intended to  compensate  us for a portion of our acquisition  expenses under the Annuity,  including  promotion and distribution of the Annuity.  The Distribution Charge is deducted against your Annuity's  Account Value and any increases or decreases in your Account Value based on market  fluctuations of the  Sub-accounts.  A portion of the proceeds that American Skandia receives from the Distribution  Charge may include amounts based on market appreciation of the Sub-account values.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?
Owner,  Annuitant and Beneficiary  Designations:  For contracts issued in the State of New York, the designation of contingent Owner is not allowed.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
The following condition has been removed:
|X|      A new Annuitant subsequent to the Annuity Date if the annuity option selected includes a life contingency.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
For New York  contracts  you may exercise your right to return the Annuity  within 10 days of receipt of the Annuity.  The amount to be refunded for New York  contracts is the Account  Value as of the date we receive  your request to cancel the Annuity.  Notice  received by mail is  effective  as of the date of the  postmark.  If the Annuity is returned to the agent,  the  effective  date is the date the
Annuity is received by the agent.

MANAGING YOUR ACCOUNT VALUE

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
For New York  contracts  we require a minimum  amount of $500 in each  Sub-account  you  allocate  Account  Value to at the time of any allocation  or transfer.  For New York  contracts,  a specific  authorization  form MUST be  completed  which  authorizes  us to accept transfers via phone or through means such as electronic mail.

Guaranteed Return Option (GRO)SM
This benefit is not available to residents of the State of New York.

MVA Formula
The MVA formula is applied  separately to each Fixed  Allocation to determine the Account Value of the Fixed Allocation on a particular date.  The formula is as follows:

                                                         [(1+I) / (1+J)]N/365

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
We will notify you of the Guarantee  Periods  available as of the date of such notice, at least 45 days and not more than 60 days prior to the Maturity  Date.  No MVA applies to any amounts  allocated to a particular  Fixed  Allocation  if you withdraw all or part of the
Account  Value in such Fixed  Allocation  within 30 days of maturity.  If you are age 55 or older you may invest in a Fixed  Allocation with a Guarantee Period of five years or less.

ACCESS TO ACCOUNT VALUE

CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal during the accumulation period.

|X|      To meet liquidity  needs,  you can withdraw a limited amount from your Annuity during each of Annuity Years 1-7 without a CDSC being  applied.  We call  this the  "Free  Withdrawal"  amount.  The Free  Withdrawal  amount is not  available  if you  choose to surrender your Annuity.  Amounts  withdrawn as a Free Withdrawal do not reduce the amount of CDSC that may apply upon a subsequent withdrawal or surrender of the Annuity.  The minimum Free Withdrawal you may request is $100.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?

Annuity Years 1-7
The  maximum  Free  Withdrawal  amount  during  each of  Annuity  Years 1 through  7 (when a CDSC  would  otherwise  apply to a partial withdrawal or surrender of your initial  Purchase  Payments) is 10% of all Purchase  Payments.  The 10% Free  Withdrawal  amount is not cumulative.  Withdrawals of amounts  greater than the maximum Free Withdrawal  amount are treated as a withdrawal of Purchase  Payments and will be assessed a CDSC during  Annuity Years 1 through 7. If, during  Annuity Years 1 through 7, all Purchase  Payments  withdrawn are subject to a CDSC,  then any  subsequent  withdrawals  will be withdrawn  from any gain in the  Annuity.  If you do not make a Free
Withdrawal during an Annuity Year, you are not allowed to carry over the Free Withdrawal amount to the next Annuity Year.

Annuity Years 8+
After Annuity Year 7, you can surrender your Annuity or make a partial  withdrawal  without a CDSC being deducted from the amount being withdrawn.

NOTE:  Amounts  that you have  withdrawn  as a Free  Withdrawal  will not reduce  the amount of any CDSC that we deduct if,  during the first seven (7) Annuity Years, you make a partial withdrawal or choose to surrender the Annuity.

Examples
1.       Assume  you make an  initial  Purchase  Payment  of  $10,000  and make no  additional  Purchase  Payments.  The  maximum  Free
     Withdrawal amount during each of the first seven Annuity Years would be 10% of $10,000, or $1,000.

2.       Assume you make an initial  Purchase  Payment of $10,000 and make an additional  Purchase Payment of $5,000 in Annuity Year 5.
     The maximum Free Withdrawal  amount during Annuity Years 6 and 7 would be 10% of $15,000,  or $1,500.  Beginning in Annuity Year 8
     and thereafter,  you can surrender your Annuity or make a partial  withdrawal  without a CDSC being deducted from the amount being withdrawn.

3.       Assume you make an initial  Purchase  Payment of $10,000 and take a Free  Withdrawal  of $500 in Annuity  Year 5 and $1,000 in
     Annuity Year 6. If you surrender your Annuity in Annuity Year 7, the CDSC will be assessed  against the initial  Purchase  Payment amount  ($10,000),  not the amount of Purchase  Payments  reduced by the amounts  that were  withdrawn  under the Free  Withdrawal provision.

IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?
A CDSC may be assessed  against a Partial  Withdrawal  during the first seven (7) Annuity Years.  Whether a CDSC applies and the amount to be charged depends on whether the Partial  Withdrawal  exceeds any Free Withdrawal  amount and, if so, the number of years that have elapsed since the Issue Date of the Annuity.

1.       If you request a Partial  Withdrawal,  we determine if the amount you  requested is available as a Free  Withdrawal  (in which case it would not be subject to a CDSC);
2.       If the amount  requested  exceeds the  available  Free  Withdrawal  amount,  we  determine if a CDSC will apply to the Partial
     Withdrawal  based on the number of years that have  elapsed  since the Annuity was issued.  The  maximum  Free  Withdrawal  amount during each of Annuity Years 1 through 7 is 10% of all Purchase  Payments.  Withdrawals  of amounts  greater than the maximum Free
     Withdrawal  amount are treated as a  withdrawal  of Purchase  Payments and will be assessed a CDSC.  If,  during  Annuity  Years 1 through 7, all Purchase Payments are withdrawn subject to a CDSC, then any subsequent  withdrawals will be withdrawn from any gain in the Annuity.

3.       If the amount  requested  exceeds the amounts  available under Item #2 above, we withdraw the remaining  amount from any other
     Account Value.
|X|      If the Annuity has been in effect for less than seven  complete  years,  a CDSC will be charged on the amount of the  Purchase
         Payment being withdrawn, according to the CDSC table.
|X|      If the Annuity has been in effect for more than seven complete years, no CDSC will be charged on the amount being withdrawn.

For  purposes of  calculating  the CDSC on a partial  withdrawal,  the  Purchase  Payments  being  withdrawn  may be greater  than your remaining  Account  Value or the amount of your  withdrawal  request.  This is most likely to occur if you have made prior  withdrawals under the Free Withdrawal provision or if your Account Value has declined in value due to negative market performance.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
The Annuity Date must be the first or the fifteenth  day of a calendar  month and may not be less than one year after the Issue Date of the Annuity.  However,  for New York  contracts,  if the  contract's  accumulated  value,  at the time of  annuitization,  is less than
$2,000,  or would  provide  an income,  the  initial  amount of which is less than $20 per month,  in lieu of  commencing  the  annuity payments, we reserve the right to cancel the Annuity and pay you the total of the Account Value.

For New York contracts the Annuity Date may not exceed the first day of the calendar month following the Annuitant's 90th birthday.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
This benefit is not available to residents of the State of New York.

LIVING BENEFIT PROGRAMS

The Guaranteed Return Option Plus, Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Income Benefit optional benefits are not offered to residents of the State of New York.

DEATH BENEFIT

Optional Death Benefits

The Enhanced Beneficiary Protection Optional Death Benefit is not offered to residents of the State of New York.

TAX CONSIDERATIONS

HOW ARE DISTRIBUTIONS FROM TAX-QUALIFIED RETIREMENT PLANS TAXED?

Minimum  Distributions after age 70 1/2: For New York contracts the Minimum Distribution  provision is only available for annuities issued under Section 403(b) of the IRS Code or for IRA's where Minimum  Distributions  are required.  Minimum  Distributions are not available for any other contracts.

STATEMENT OF ADDITIONAL INFORMATION

Modification:  In addition to obtaining  prior  approval  from the insurance  department of our state of domicile  before making such a combination, substitution, deletion or addition, we will also obtain prior approval from the Superintendent of Insurance for New York.

Deferral of  Transactions:  If we defer a  distribution  or transfer from any Fixed  Allocation  or any fixed annuity  payment for more than 10 days,  we pay  interest  using our then  current  crediting  rate for this  purpose,  which is not less than 3% per year on the amount deferred.

Misstatement of Age or Sex:
If there has been a  misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum  death  benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments by us will be remedied on the next  payment  following  correction;  (b) any  overpayments  by us will be charged  against  future  amounts  payable by us under your
Annuity;  and (c) as to any annuity  payments,  we shall  credit or charge  interest  using our then  current  crediting  rate for this purpose,  which is not less  than 3% and not  greater  than 6%  interest  per year,  calculated  from the date of any  underpayment  or overpayment to the date actual payment is made.

How We Calculate the Market Value Adjustment

The formula is:

                                                         [(1+I) / (1+J)]N/365

                                                 THIS PAGE IS INTENTIONALLY LEFT BLANK.

----------------------------------------------------------------------------------------------------------------------
                  PLEASE SEND ME A STATEMENT  OF  ADDITIONAL  INFORMATION  THAT  CONTAINS  FURTHER  DETAILS  ABOUT THE
                  AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS ASAPIII-PROS (05/2004).
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

                                        _______________________________________________________
                                                           (print your name)

                                        _______________________________________________________
                                                               (address)

                                        _______________________________________________________
                                                         (city/state/zip code)

                                                                 NOTES

                                                                 NOTES

                                                                 NOTES

Variable Annuity Issued by:                                                                  Variable Annuity Distributed by:

AMERICAN SKANDIA LIFE                                                                                      AMERICAN SKANDIA
ASSURANCE CORPORATION                                                                               MARKETING, INCORPORATED
One Corporate Drive                                                                                     One Corporate Drive
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-766-4530                                                                           Telephone: 203-926-1888
http://www.americanskandia.prudential.com                                         http://www.americanskandia.prudential.com

                                                          MAILING ADDRESSES:

                                                 AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                             P.O. Box 7040
                                                       Bridgeport, CT 06601-7040

                                                             EXPRESS MAIL:
                                                 AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                          One Corporate Drive
                                                           Shelton, CT 06484

                                              STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION  VARIABLE ACCOUNT B and
AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment  options are registered under the Securities Act of 1933 and the Investment  Company Act of 1940. The fixed  investment  options ("Fixed  Allocations")  under the Annuity are issued by AMERICAN
SKANDIA LIFE ASSURANCE  CORPORATION.  The assets  supporting the Fixed Allocations are maintained in AMERICAN SKANDIA LIFE ASSURANCE
CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and are registered solely under the Securities Act of 1933.

                                                         TABLE OF CONTENTS

ITEM                                                                                                                   PAGE
----                                                                                                                   ----

--------------------------------------------

GENERAL INFORMATION.......................................................................................................8
Voting Rights.............................................................................................................8
-------------
Modification..............................................................................................................8
------------
Deferral of Transactions..................................................................................................9
------------------------
Misstatement of Age or Sex................................................................................................9
--------------------------
Ending the Offer..........................................................................................................9
----------------

Annuitization.............................................................................................................9

INDEPENDENT AUDITORS.....................................................................................................16

LEGAL EXPERTS............................................................................................................16

FINANCIAL STATEMENTS.....................................................................................................16

APPENDIX A - FINANCIAL STATEMENTS FOR AMERICAN SKANDIA LIFE ASSURANCE CORPORATION.........................................2

VARIABLE ACCOUNT B (to be provided by amendment)..........................................................................2

------------------------------------------------------------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL  INFORMATION IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE PROSPECTUS FOR THE
ANNUITY FOR WHICH IT RELATES.  THE PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD CONSIDER BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA - VARIABLE ANNUITIES,  P.O. BOX 7040, BRIDGEPORT,  CONNECTICUT 06601-7040,  OR
TELEPHONE 1-800-766-4530.  OUR ELECTRONIC MAIL ADDRESS IS SERVICE@PRUDENTIAL.COM.
------------------------------------------------------------------------------------------------------------------------------------

Date of Prospectus:  May 3, 2004                                          Date of Statement of Additional Information:  May 3, 2004
ASAP III - SAI (05/2004)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American Skandia",  "we", "our" or "us") is a stock life insurance company domiciled in  Connecticut  with  licenses in all 50 states,  the  District of Columbia  and Puerto Rico.  American  Skandia is a  wholly-owned subsidiary of American  Skandia,  Inc.  ("ASI").  American  Skandia's  principal  business address is One Corporate Drive,  Shelton,
Connecticut 06484.

Effective May 1, 2003,  Skandia U.S. Inc., the sole  shareholder of ASI, which is the parent of American  Skandia,  was purchased by
Prudential  Financial,  Inc. Prudential  Financial,  Inc. is a New Jersey insurance holding company whose subsidiary companies serve individual and institutional  customers worldwide and include The Prudential  Insurance Company of America,  one of the largest life insurance  companies in the U.S. These  companies offer a variety of products and services,  including life insurance,  property and casualty  insurance,  mutual funds,  annuities,  pension and  retirement  related  services and  administration,  asset  management, securities brokerage, banking and trust services, real estate brokerage franchises, and relocation services.

No company other than American Skandia has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts.  However, Prudential Financial exercises significant influence over the operations and capital structure of American Skandia.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

American  Skandia Life Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B", was established by us pursuant to Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits that vary according to the investment  performance  of the  underlying  mutual funds or portfolios of underlying  mutual funds offered as
Sub-accounts  of Separate  Account B. The  underlying  mutual funds or portfolios of underlying  mutual funds are referred to as the
Portfolios.  Each  Sub-account  invests  exclusively in a Portfolio.  You will find additional  information  about the Portfolios in their respective prospectuses.

Separate Account B is registered with the Securities and Exchange  Commission  ("SEC") under the Investment Company Act of 1940 (the
"Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment  company.  Values  and  benefits  based on allocations to the  Sub-accounts  will vary with the investment  performance of the Portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

Prior to November 18, 2002,  Separate Account B was organized as a single separate account with six different  Sub-account  classes, each of which was registered as a distinct unit  investment  trust under the Investment  Company Act.  Effective  November 18, 2002,
each Sub-account  class of Separate  Account B was consolidated  into the unit investment trust formerly named American Skandia Life
Assurance  Corporation  Variable  Account B (Class 1 Sub-accounts),  which was subsequently  renamed American Skandia Life Assurance
Corporation  Variable  Account B. Each  Sub-account  of Separate  Account B has  multiple  Unit  Prices to reflect the daily  charge deducted for each combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable) and the charge for each optional benefit offered under Annuity  contracts  funded through  Separate  Account B. The  consolidation of Separate Account B had no impact on Annuity Owners.

During  the  accumulation  phase,  we  offer  a  number  of  Sub-accounts.   Certain  Sub-accounts  may  not  be  available  in  all
jurisdictions.  If and when we obtain approval of the applicable  authorities to make such  Sub-accounts  available,  we will notify
Owners of the availability of such Sub-accounts.

A brief summary of the investment  objectives and policies of each Portfolio is found in the Prospectus.  More detailed  information about the  investment  objectives,  policies,  risks,  costs and  management of the  Portfolios  are found in the  prospectuses  and statements of  additional  information  for the  Portfolios.  Also included in such  information  is the  investment  policy of each
Portfolio  regarding the acceptable  ratings by recognized  rating  services for bonds and other debt  obligations.  There can be no guarantee that any Portfolio will meet its investment objectives.

Each  underlying  mutual fund is registered  under the  Investment  Company Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual  fund  thereof  may or may not be  diversified  as defined in the  Investment  Company  Act.  The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.
Generally,  each portfolio  issues a separate class of shares.  Shares of the portfolios are available to separate  accounts of life insurance  companies  offering  variable  annuity and  variable  life  insurance  products.  The shares may also be made  available, subject to obtaining all required  regulatory  approvals,  for direct purchase by various pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available by creating new  Sub-accounts.  Additionally,  new  portfolios may be made available by the creation of new  Sub-accounts  from time to time.  Such a new portfolio may be disclosed in its prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account  to invest in that  portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American  Skandia Life Assurance  Corporation  Separate  Account D, also referred to as "Separate  Account D", was established by us pursuant to Connecticut law. During the accumulation  phase,  assets  supporting our obligations based on Fixed Allocations are held in Separate  Account D. Such  obligations are based on the fixed interest rates we credit to Fixed  Allocations and the terms of the
Annuities.  These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We  currently  employ  investment  managers  to manage the  assets  maintained  in  Separate  Account  D. Each  manager we employ is responsible  for  investment  management  of a different  portion of  Separate  Account D. From time to time  additional  investment managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We operate Separate Account D in a fashion designed to meet the obligations  created by Fixed  Allocations.  Factors affecting these operations include the following:

1.       The State of New York,  which is one of the  jurisdictions  in which we are licensed to do business,  requires that we meet certain  "matching"  requirements.  These  requirements  address the  matching of the  durations of the assets owned by the insurance company with the durations of obligations  supported by such assets.  We believe these matching  requirements are designed to control an  insurer's  ability to risk  investing  in  long-term  assets to support  short term  interest  rate guarantees.  We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

2.       We employ an investment  strategy designed to limit the risk of default.  Some of the guidelines of our current  investment strategy for Separate Account D include, but are not limited to, the following:

a.       Investments   may  include  cash;  debt   securities   issued  by  the  United  States   Government  or  its  agencies  and
              instrumentalities;  money market  instruments;  short,  intermediate  and  long-term  corporate  obligations;  private placements; asset-backed obligations; and municipal bonds.

b.       At the time of purchase,  fixed income  securities will be in one of the top four generic  lettered rating  classifications as established  by a nationally  recognized  statistical  rating  organization  ("NRSRO") such as Standard  &  Poor's or
              Moody's Investor Services, Inc.

We are not  obligated to invest  according  to the  aforementioned  guidelines  or any other  strategy  except as may be required by
Connecticut and other state insurance laws.

3.       The assets in Separate Account D are accounted for at their market value, rather than at book value.

4.       We are  obligated  by law to  maintain  our  capital  and  surplus,  as well as our  reserves,  at the levels  required  by applicable state insurance law and regulation.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the Annuity  described  in the  Prospectus  and this  Statement  of  Additional  Information.  American  Skandia  Life  Assurance
Corporation and American Skandia Investment  Services,  Incorporated  ("ASISI"),  a co-investment  manager of American Skandia Trust and American Skandia Advisor Funds,  Inc., are also  wholly-owned  subsidiaries of ASI.  American Skandia  Information  Services and
Technology  Corporation  ("ASIST"),  also a  wholly-owned  subsidiary  of ASI,  is a  service  company  that  provides  systems  and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor  of a number of annuity  and life  insurance  products  we offer and both  American  Skandia  Trust and
American Skandia Advisor Funds,  Inc., a family of retail mutual funds. ASM also acts as an introducing  broker-dealer  through whom it receives a portion of brokerage  commissions in connection  with purchases and sales of securities held by Portfolios of American
Skandia Trust which are offered as Sub-accounts under the Annuity.

ASM's principal  business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the Securities and Exchange Act of 1934 ("Exchange  Act") and is a member of the National  Association of Securities  Dealers,  Inc.
("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements  with  broker-dealers  who are  registered under the  Exchange  Act and with  entities  that may offer the  Annuity  but are exempt  from  registration.  Applications  for the
Annuity are  solicited by registered  representatives  of those firms.  Such  representatives  will also be our appointed  insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage of
Purchase  Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are available  that provide a lower initial commission plus ongoing annual  compensation  based on all or a portion of Account Value. We may also provide  compensation to firms for  providing  ongoing  service to you in relation  to the  Annuity.  Commissions  and other  compensation  paid in relation to the
Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an  underwriting  commission for its role as principal  underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is  responsible  for payment of  commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal  underwriter/distributor  has been: 2003:  _____________;2002:  193,374,436;  2001:
$193,056,109.

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each  subsequent  period is the net investment  factor for that  period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation
Period applies to each day in the period.  The net investment  factor is an index that measures the investment  performance  of, and charges assessed  against,  a Sub-account  from one Valuation  Period to the next. The net investment  factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the Portfolio shares held by that  Sub-account at the end of the current  Valuation Period plus the per share  amount of any dividend or capital gain  distribution  declared by the  Portfolio at the end of the  current  Valuation  Period  and paid (in the case of a  Portfolio  that  declares  dividends  on an annual or quarterly basis) or accrued (in the case of a money market Portfolio that pays dividends monthly); plus or minus

2.       any per share charge or credit  during the  Valuation  Period as a provision  for taxes  attributable  to the  operation or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset  value per share of the  Portfolio  shares held by that  Sub-account  at the end of the  preceding  Valuation
                  Period plus the per share  amount of any dividend or capital gain  distribution  declared and unpaid  (accrued) by the Portfolio at the end of the preceding Valuation Period; plus or minus

2.       any per share  charge or credit  during  the  preceding  Valuation  Period as a  provision  for taxes  attributable  to the operation or maintenance of that Sub-account.

c.       is the Insurance Charge and the Distribution Charge deducted daily against the assets of the Separate Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued.  We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period.  Such an action may have an impact on the market value adjustment ("MVA").

We declare the rates of interest  applicable  during the various  Guarantee  Periods  offered.  Declared rates are effective  annual rates of interest.  The rate of interest  applicable to a Fixed  Allocation is the one in effect when its Guarantee  Period  begins.
The rate is guaranteed  throughout the Guarantee  Period.  We inform you of the interest rate applicable to a Fixed  Allocation,  as well as its Maturity Date,  when we confirm the  allocation.  We declare  interest rates  applicable to new Fixed  Allocations  from time-to-time.  Any new Fixed  Allocation  in an existing  Annuity is credited  interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest  rates we credit are subject to a minimum.  We may declare a higher  rate.  The minimum is based on both an index and a
                                                                                                                         -----
reduction to the interest rate determined according to the index.
---------

The  index is based on the  published  rate for  certificates  of  indebtedness  (bills,  notes or bonds,  depending  on the term of
     -----
indebtedness)  of the United  States  Treasury at the most recent  Treasury  auction held at least 30 days prior to the beginning of the applicable  Fixed  Allocation's  Guarantee  Period.  The term (length of time from issuance to maturity) of the  certificates of indebtedness  upon  which  the  index  is  based  is the  same as the  duration  of the  Guarantee  Period.  If no  certificates  of indebtedness  are available for such term,  the next shortest  term is used.  If the United  States  Treasury's  auction  program is discontinued,  we will  substitute  indexes which in our opinion are  comparable.  If required,  implementation  of such  substitute indexes  will be subject to  approval  by the SEC and the  Insurance  Department  of the  jurisdiction  in which  your  Annuity  was delivered.  (For Annuities  issued as certificates of  participation  in a group  contract,  it is our expectation  that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and a half percent of interest (2.50%).
    ---------

Where required by the laws of a particular  jurisdiction,  a specific minimum interest rate,  compounded  yearly,  will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE  INTEREST  RATES WE CREDIT  NEW FIXED  ALLOCATIONS  AT ANY TIME.  Any such  change  does not have an impact on the rates applicable to Fixed  Allocations with Guarantee  Periods that began prior to such change.  However,  such a change will affect the MVA.

We have no specific  formula for  determining  the interest rates we declare.  Rates may differ between classes and between types of annuities we offer,  even for  guarantees of the same duration  starting at the same time. We expect our interest rate  declarations for Fixed  Allocations  to reflect the  returns  available  on the type of  investments  we make to support  the various  classes of annuities  supported by the assets in Separate Account D. However,  we may also take into  consideration  in determining  rates such factors  including,  but not limited to, the  durations  offered by the  annuities  supported  by the assets in Separate  Account D, regulatory  and tax  requirements,  the  liquidity  of the  secondary  markets  for the type of  investments  we make,  commissions, administrative  expenses,  investment  expenses,  our insurance risks in relation to Fixed Allocations,  general economic trends and competition.  OUR  MANAGEMENT  MAKES THE FINAL  DETERMINATION  AS TO INTEREST  RATES TO BE CREDITED.  WE CANNOT PREDICT THE RATES WE
WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment
--------------------------------------------
A MVA is used to  determine  the  Account  Value  of each  Fixed  Allocation.  The  formula  used to  determine  the MVA is  applied separately to each Fixed  Allocation.  Values and time  durations  used in the formula are as of the date the Account Value is being determined.  Current Rates and available Guarantee Periods may be found in the Prospectus.

For purposes of this provision:
|X|      "Strips"  are a form of  security  where  ownership  of the  interest  portion of United  States  Treasury  securities  are separated from ownership of the underlying principal amount or corpus.
|X|      "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.
|X|      "Option-adjusted  Spread" is the difference between the yields on corporate debt securities  (adjusted to disregard options on such  securities)  and government debt  securities of comparable  duration.  We currently use the Merrill Lynch 1 to 10 year
     Investment Grade Corporate Bond Index of Option-adjusted Spreads.

The formula is:

                                                    [(1+I) / (1+J+0.0010)]N/365
                                                               where:

                  I is the Strip Yield as of the start date of the Guarantee  Period for coupon Strips  maturing at the end of the  applicable  Guarantee  Period plus the  Option-adjusted  Spread.  If there are no
                  Strips  maturing  at that time,  we will use the Strip  Yield for the Strips  maturing as soon as possible after the Guarantee Period ends.

                  J is the Strip Yield as of the date the MVA formula is being applied for coupon  Strips  maturing at the end of the applicable  Guarantee Period plus the  Option-adjusted  Spread. If there are no
                  Strips  maturing  at that time,  we will use the Strip  Yield for the Strips  maturing as soon as possible after the Guarantee Period ends.

                  N is the number of days remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/365.

No MVA applies in  determining  a Fixed  Allocation's  Account  Value on its Maturity  Date.  The formula may be changed for certain
Special Purpose Fixed Allocations, as described in the Prospectus.

Irrespective  of the above,  we apply  certain  formulas to  determine  "I" and "J" when we do not offer  Guarantee  Periods  with a duration equal to the Remaining Period.  These formulas are as follows:

1.       If we offer  Guarantee  Periods to your  class of  Annuities  with  durations  that are both  shorter  and longer  than the
         Remaining  Period,  we interpolate a rate for "J" between our then current  interest  rates for Guarantee  Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2.       If we no longer offer  Guarantee  Periods to your class of Annuities  with  durations that are both longer and shorter than the  Remaining  Period,  we determine  rates for "J" and, for purposes of  determining  the MVA only,  for "I" based on the
         Moody's  Corporate  Bond Yield Average - Monthly  Average  Corporates  (the  "Average"),  as published by Moody's  Investor
         Services,  Inc.,  its  successor,  or an  equivalent  service  should such Average no longer be  published by Moody's.  For determining  I, we will use the  Average  published  on or  immediately  prior to the  start  of the  applicable  Guarantee
         Period.  For  determining  J, we will use the Average for the Remaining  Period  published on or  immediately  prior to the date the MVA is calculated.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date,  and,  where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee  Period with a duration  equal to the number of years  remaining in a
Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current  Rates are expected to be sensitive to interest rate  fluctuations,  thereby  making each MVA equally  sensitive to such changes.  There would be a downward  adjustment  when the  applicable  Current Rate plus 0.10  percent of interest  exceeds the rate credited to the Fixed  Allocation and an upward  adjustment  when the applicable  Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We  reserve  the right,  from time to time,  to  determine  the MVA using an  interest  rate  lower  than the  Current  Rate for all transactions  applicable  to a class of Annuities.  We may do so at our sole  discretion.  This would benefit all such  Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights
-------------
You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the Portfolios in which the Sub-accounts  invest in the manner directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each Sub-account of the Separate Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined  as of the record date for such  underlying  mutual  fund or  portfolio  as chosen by its board of trustees or board of  directors,  as  applicable.  We will  furnish  Owners with proper  forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy;  (d) any other matter requiring  a vote of the  shareholders;  and (e)  approval  of changes to the  investment  advisory  agreement  or adoption of a new investment  advisory  agreement.  American  Skandia Trust (the "Trust") has obtained an exemption  from the  Securities and Exchange
Commission that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of  Trustees  of the Trust,  to change  sub-advisors  for a Portfolio  and to enter into new  sub-advisory  agreements, without obtaining  shareholder  approval of the changes.  This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate  the efficient  supervision  and management of the  sub-advisors  by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain information to shareholders following these types of changes.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the applicable  underlying  mutual fund portfolio will instruct us how to vote on the matter,  pursuant to the  requirements of Rule
18f-2 under the Investment Company Act.

Modification
------------
We reserve the right to do any or all of the following:  (a) combine a Sub-account  with other  Sub-accounts;  (b) combine  Separate
Account B or a portion of it with other "unitized"  separate  accounts;  (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations;  (d) combine Separate Account D with other  "non-unitized"  separate accounts;  (e) deregister  Separate
Account B under the Investment  Company Act; (f) operate Separate Account B as a management  investment company under the Investment
Company Act or in any other form permitted by law; (g) make changes  required by any change in the Securities  Act, the Exchange Act or the  Investment  Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code;  (i)
make changes required by any change in other Federal or state laws relating to retirement  annuities or annuity  contracts;  and (j)
discontinue offering any Sub-account at any time.

Also,  from time to time,  we may make  additional  Sub-accounts  available to you.  These  Sub-accounts  will invest in  underlying mutual funds or  portfolios  of  underlying  mutual  funds we believe to be suitable  for the Annuity.  We may or may not make a new
Sub-account  available to invest in any new portfolio of one of the current  underlying mutual funds should such a portfolio be made available to Separate Account B.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios for the one in which a Sub-account is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or  portfolio no longer suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the investment  objectives or  restrictions  of an underlying  mutual fund or portfolio,  or because the  underlying  mutual fund or portfolio is no longer  available  for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance department  of our state of domicile,  if so required by law,  before  making such a  substitution,  deletion or  addition.  We also would  obtain  prior  approval  from the SEC so long as required  by law,  and any other  required  approvals  before  making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account B, which we determine to be associated  with the class of contracts to which your Annuity  belongs,  to another  "unitized"  separate  account.  We also  reserve the right to transfer  assets of Separate
Account D which we determine to be associated with the class of contracts to which your annuity belongs,  to another  "non-unitized"
separate  account.  We will  notify you (and/or any payee  during the payout  phase) of any  modification  to your  Annuity.  We may endorse your Annuity to reflect the change.

Deferral of Transactions
------------------------
We may defer any  distribution or transfer from a Fixed  Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a  distribution  or transfer from any Fixed  Allocation  or any annuity  payment for more than thirty days,  or less where  required by law, we pay interest at the minimum rate required by law but not less than 3%
or at  least  4% if  required  by your  contract,  per  year on the  amount  deferred.  We may  defer  payment  of  proceeds  of any distribution  from any  Sub-account or any transfer from a Sub-account  for a period not to exceed 7 calendar days from the date the transaction  is  effected.  Any  deferral  period  begins  on the date such  distribution  or  transfer  would  otherwise  have been transacted.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Account Value may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer  Account
Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Misstatement of Age or Sex
--------------------------
If there has been a misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum death benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments  by us will be remedied on the next payment  following  correction;  and (b) any  overpayments by us will be charged against future amounts payable by us under your Annuity.

Ending the Offer
----------------
We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

Annuitization

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make all annuity payment options available in the future.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices  before the Annuity  Date under the terms of your  contract.  A maximum  Annuity Date may be required  by law.  The Annuity  Date may depend on the  annuity  option you choose.  Certain  annuity  options may not be  available depending on the age of the Annuitant.

Certain of these annuity options may also be available to  Beneficiaries  who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.

The variable  annuity payment options are described in greater detail in a separate  prospectus which will be provided to you at the time you elect one of the variable annuity payment options.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives  occurs  before the date the second  payment was due,  and no other  payments  or death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary  until the end of such period.  This option is  currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value
(if any) subject to our rules.

Option 4
--------
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the Beneficiary to the end of such period.  Note that under this option,  payments are not based on any  assumptions  of life  expectancy.  Therefore,  that portion of the Insurance  Charge assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 5;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal
------
to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity  Payment is payable  monthly on the Annuity  Payment Date. The initial annuity payment will be on a date of your choice of the 1st through the 28th day of the month.  The Annuity Payment Date may not be changed after the Annuity Date.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity payment is determined by multiplying  the Account Value upon the Annuity Date,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity  rates.  The table of annuity  rates  differs  based on the type of annuity  chosen and the  frequency  of  payment  selected.  Our rates  will not be less than our  guaranteed  minimum  rates.  These guaranteed  minimum rates are derived from the a2000  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where  required by law or regulation,  such annuity table will have rates that do not differ  according to the gender of the key life.  Otherwise, the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make  annuity  payments.  You will not receive  annuity payments  until you choose an AIR. The remaining  annuity  payments will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR as well as other  factors  described  below.  The greater the AIR,  the  greater the first  annuity  payment.  A higher  AIR may result in  smaller  potential  growth in the  annuity  payments.  A lower AIR  results  in a lower  initial  annuity payment.  Within payment options 1-3, if the  Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments  will be the same as the  first  annuity  payment.  If the  Sub-accounts  you  choose  perform  better  than the AIR,  then subsequent  annuity  payments  will be higher  than the first.  If the  Sub-accounts  you choose  perform  worse than the AIR,  then subsequent  annuity  payments will be lower than the first.  Within payment options 5 and 6, the cash value for the Annuitant (while alive) and a variable  period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive are adjusted based on the  performance of the  Sub-accounts  relative to the AIR;  however,  subsequent  annuity  payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

         Options 1-3:
         Under Options 1, 2 and 3, annuity  payments are payable for the life of the  Annuitant,  for a Certain  Period,  or for the life of the Annuitant  and a Certain  Period.  Annuity  payments  terminate  when the Annuitant  dies,  the Certain  Period chosen ends, or upon the Inheritance Date if a lump sum death benefit is payable.

         Your  Account  Value on the Annuity Date will be used to purchase  Units.  We will  determine  the number of Units based on the Account Value reduced by any applicable  premium tax, the length of any Certain  Period,  the payment option  selected, and the Unit Value of the  Sub-accounts  you initially  selected on the Annuity Date.  The number of Units also will depend on the  Annuitant's  age and gender  (where  permitted by law) if Annuity  Payments are due for the life of the  Annuitant.
         Other than to fund  Annuity  Payments,  the  number of Units  allocated  to each  Sub-account  will not  change  unless you transfer among the Sub-accounts or make a withdrawal (if allowed).

         We calculate your Annuity  Payment Amount on each Monthly  Processing  Date by multiplying the number of Units scheduled to be redeemed under the Schedule of Units for each  Sub-account  and multiplying  them by the Unit Value of each  Sub-account on such date. This calculation is performed for each  Sub-account,  and the sum of the Sub-account  calculations will equal the amount of your Annuity Payment Amount.

         You can select one of three AIRs for these options: 3%, 5% or 7%.

         Options 5  &  6:
         Annuity  payment  Options 5 and 6 attempt to cushion the Annuity  Payment  Amount from the immediate  impact of Sub-account performance  through a "stabilization"  process.  This means that positive market  performance will not always increase the
         Annuity  Payment  Amount,  and negative  market  performance  will not always  decrease  the Annuity  Payment  Amount.  The stabilization  process  adjusts the length of the Inheritance  Period while  generally  maintaining a level Annuity Payment
         Amount.  When values  under the Annuity  exceed a trigger,  then an  Adjustment  is made to  increase  the Annuity  Payment
         Amount and decrease the Cash Value and the Inheritance Period.  Adjustments do not change the Income Base.

         KEY TERMS

         Adjustment is a change to the benefits that occur if, on an Annuity Payment Date, the Cash Value Trigger is exceeded.

         Annuity Date is the date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

         Annuity  Factors are factors we apply to determine the Schedule of Units.  Annuity Factors  reflect  assumptions  regarding the costs we expect to bear in  guaranteeing  payments  for the lives of the  Annuitants  and will depend on the  Benchmark
         Rate, the Inheritance Period, the Annuitant's attained age and where permitted by law, gender.

         Annuity  Payment Date is the date each month  annuity  payments are payable.  This date is the same day of the month as the
         Annuity  Date which may be any date chosen by you between the 1st and the 28th day of the month.  The Annuity  Payment Date may not be changed on or after the Annuity Date.

         Benchmark  Rate is an assumed  rate of return used in  determining  the  Annuity  Factors  and the  Schedule of Units.  The
         Benchmark  Rate for Annuity  Option 5 is currently  4%. The  Benchmark  Rate for Annuity  Option 6 is currently  3%. We may use a different rate for different  classes of purchasers.  The Benchmark  Rate is set forth in the  supplemental  contract material which you receive upon annuitization.

         Cash Value Trigger is an amount we use to determine  whether an  Adjustment  must be made to your  Annuity's  annuitization values  following  the Annuity  Date.  The initial Cash Value  Trigger is a percentage  of the Account Value on the Annuity
         Date (generally 85% of such amount),  and is always equal to the Cash Value of the contract on the  Annuitization  Date. We reserve the right to change the Cash Value Trigger at any time.

         Income Base is the value of each allocation to a Sub-account,  plus any earnings and any adjustments  made based on whether the  Annuitant(s)  is alive  and/or  less any  losses,  distributions,  and  charges  thereon.  Income  Base is  determined separately  for each  Sub-account,  and then  totaled to  determine  the Income Base for your  Annuity.  The Income Base is always more than the Cash Value.

         Inheritance Date is the date we receive, at our office, due proof satisfactory to us of the Annuitant's death and all other requirements that enable us to make payments for the benefit of a Beneficiary.  If there are joint Annuitants, the
         Inheritance Date refers to the death of the last surviving Annuitant.

         Inheritance  Period is a variable  period of time during which  annuity  payments  are due whether or not the  Annuitant is still alive.  The Inheritance Period is represented in months or partial months.

         Schedule of Units is a schedule for each  Sub-account  of how many Units are  expected to fund your annuity  payments as of each  Annuity  Payment  Date.  The  schedule  initially  is assigned on the Annuity Date and is based on the portion of the
         Account Value on the Annuity Date you allocate to a Sub-account,  the Benchmark  Rate, and Annuity  Factors.  Subsequently,
         the Schedule of Units is adjusted for transfers, Adjustments, or partial surrenders.

|X|      Stabilized Variable Payments (Option 5)
         ----------------------------
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial
                                                                                                                             -------
         annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined  on the Annuity  Date.  The  schedule of units is  established  for each  Sub-account  you choose on the
         Annuity  Date based on the  applicable  benchmark  rate,  meaning the AIR,  and the annuity  factors.  The annuity  factors reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments
         (described  above)  where each  payment  can vary based on  Sub-account  performance,  this  payment  option  cushions  the immediate  impact of  Sub-account  performance  by adjusting the length of the time during which  annuity  payments will be made whether or not the  Annuitant  is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark  rate will  generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity  payments.  The  adjustment in the annuity  payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

         HOW ANNUITIZATION WORKS FOR OPTIONS 5  &  6:

         Initial Annuity Payment
         The initial  annuity  payment  amount is  calculated  based on the Schedule of Units  multiplied  by the Unit Values on the
         Annuity Date.  We calculate  this value upon  annuitization  and this is the amount  payable on the first  Annuity  Payment
         Date.

         Subsequent Annuity Payments
         The amount of subsequent  annuity  payments are  determined  one month in advance.  On the Annuity  Payment Date,  based on your current  allocations,  we calculate the  Inheritance  Period and the Cash Value.  We calculate these initial values as follows:

|X|      The  Inheritance  Period is first  reduced by one month  (because  one monthly  period has passed)  and then  increased  or
              -------------------
              decreased to reflect the difference  between the value of the Units to be redeemed to fund the stable annuity  payment amount  and the value of the Units in the  Schedule  of Units.  Generally,  if  Sub-account  performance  exceeds  the
              Benchmark  Rate, then the Inheritance  Period will decrease less than one month,  while if Sub-account  performance is less than the Benchmark  Rate,  the  Inheritance  Period will decrease more than one month.  Monthly  annuity  payment amounts are stabilized while the Inheritance Period absorbs the immediate impact of market volatility.

|X|      The Cash Value is determined based on the new Inheritance Period and the current Unit Values.
             ----------

         The next annuity  payment  amount on each Annuity  Payment  Date will depend on whether the  Inheritance  Period is greater than or equal to zero and whether the Cash Value Trigger has been exceeded.

         Inheritance Period Greater Than Zero
         Cash Value Trigger not exceeded
         If the Cash Value Trigger has not been  exceeded  then we do not make an  adjustment.  The next annuity  payment  amount is
                                       ---
         equal to the then current annuity payment amount.  The  Inheritance  Period and the Cash Value initially  calculated  above are established.  The stabilization process maintains a level annuity payment amount.

         Cash Value Trigger exceeded
         If the Cash Value  Trigger has been exceeded  then we make an  adjustment.  The Cash Value of the Annuity is adjusted to be equal to the Cash Value  Trigger and the  Inheritance  Period is  decreased.  The Schedule of Units is revised to reflect a higher  Annuity  Payment Amount to be paid on the next Annuity  Payment Date.  Adjustments do not change the Income Base of the Annuity.  The revised  annuity  payment amount  becomes the new stabilized  payment amount until there is an adjustment or the Inheritance Period becomes equal to zero.

         Inheritance Period Equal To Zero
         If the Inheritance  Period is equal to zero, the Annuity in the annuitization  phase does not have any Cash Value.  Annuity
         Payments will continue until the Inheritance Date;  however,  the annuity payment amount may fluctuate each Annuity Payment
         Date with changes in Unit Values.  The next annuity  payment amount is established  equal to the number of Units  scheduled to be paid under the Schedule of Units multiplied by the current Unit Values.

------------------------------------------------------------------------------------------------------------------------------------
         If you have selected  annuity  payment option 6, the Optional  Guarantee  Feature,  the annuity  payment amount will not be less than the initial guaranteed annuity payment amount.
------------------------------------------------------------------------------------------------------------------------------------

         Can I change the Cash Value Trigger?
         Unless you have  selected  annuity  payment  option 6, you can adjust the Cash  Value  Trigger to 25%,  50%,  or 75% of the original Cash Value Trigger on any Annuity Payment Date.

         Reducing  the Cash Value  Trigger  increases  the  likelihood  that your annuity  payment  amount will  increase.  However, reducing  the Cash Value  Trigger may also  result in using more Units to generate  the larger  monthly  payment.  This can also decrease the  Inheritance  Period more rapidly to support the higher  Annuity  Payment  Amount during  periods of poor market  performance,  which may effect the stability of future annuity  payments.  Any adjustment to the Cash Value Trigger is permanent  although you may  continue to decrease the trigger in the future to 25% of the original  Cash Value  Trigger.
         If you have selected Annuity Payment Option 6, the Cash Value Trigger is set as of the Issue Date, and may NOT be changed.

         Can you illustrate how annuity payments are made?
         Shown below are examples of annuity  payment option 5 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 4% Benchmark  Rate, and $50,000  Account Value on the Annuity Date.  These values are illustrative only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 278.96      211.32   $ 50,000    $ 42,500    $ 278.96      132.90    $ 34,857   $ 24,404
                4%                278.96      211.32     50,000      42,500      278.96      156.83      41,916     32,503
                6%                278.96      211.32     50,000      42,500      278.96      166.53      45,789     36,713
                8%                278.96      211.32     50,000      42,500      278.96      175.13      49,903     41,083
               10%                278.96      211.32     50,000      42,500      299.05      161.47      53,912     42,500
               12%                278.96      211.32     50,000      42,500      322.34      142.75      57,988     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 175.01        0.00   $ 21,173         $ 0    $ 104.26        0.00     $ 8,332        $ 0
                4%                278.96       65.92     31,224      14,753      219.83        0.00      17,567          0
                6%                278.96      118.14     39,816      28,948      278.96       44.25      26,839     12,990
                8%                278.96      152.19     50,118      41,912      322.81      108.15      49,512     42,500
               10%                355.11      115.47     59,303      42,500      555.16       61.30      68,412     42,500
               12%                421.98       89.98     70,418      42,500      888.48       37.19     101,564     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value of Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 258.24      236.78   $ 50,000    $ 42,500    $ 258.24      144.79    $ 35,656   $ 24,173
                4%                258.24      236.78     50,000      42,500      258.24      179.86      42,775     33,347
                6%                258.24      236.78     50,000      42,500      258.24      193.11      46,680     37,896
                8%                258.24      236.78     50,000      42,500      258.54      204.14      50,826     42,500
               10%                258.24      236.78     50,000      42,500      279.62      178.24      54,810     42,500
               12%                258.24      236.78     50,000      42,500      296.48      158.15      59,069     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 162.01        0.00   $ 22,625         $ 0     $ 96.51        0.00     $ 8,891        $ 0
                4%                258.24       76.04     32,961      15,506      203.50        0.00      18,747          0
                6%                258.24      147.89     41,792      32,064      258.24       74.90      29,798     19,391
                8%                278.90      166.58     51,796      42,500      327.20      114.71      50,840     42,500
               10%                335.80      125.86     61,417      42,500      544.61       65.36      72,073     42,500
               12%                390.12       98.61     73,317      42,500      841.11       40.11     107,597     42,500
      ---------------------------------------------------------------------------------------------------------------------

Below are examples of annuity payment option 6 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 3% Benchmark Rate, and a $50,000  Account Value on Annuity Date.  These values are  illustrative  only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37      221.37   $ 50,000    $ 42,500    $ 249.37      148.67    $ 34,550   $ 25,151
                4%                249.37      221.37     50,000      42,500      249.37      167.89      41,435     32,509
                6%                249.37      221.37     50,000      42,500      249.37      175.80      45,210     36,410
                8%                249.37      221.37     50,000      42,500      249.37      182.87      49,219     40,492
               10%                249.37      221.37     50,000      42,500      264.57      173.21      53,211     42,500
               12%                249.37      221.37     50,000      42,500      287.28      153.60      57,176     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37        0.00   $ 20,319         $ 0    $ 249.37        0.00     $ 7,773        $ 0
                4%                249.37       82.08     30,483      16,461      249.37        0.00      16,400          0
                6%                249.37      124.93     38,634      28,285      249.37       44.13      25,015     11,687
                8%                249.37      154.02     48,349      39,902      249.37      121.50      47,150     41,888
               10%                309.45      126.69     57,540      42,500      469.02       69.38      64,353     42,500
               12%                370.41       99.14     68,044      42,500      757.89       42.21      94,439     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98      248.47   $ 50,000    $ 42,500    $ 228.98      166.84    $ 35,323   $ 25,380
                4%                228.98      248.47     50,000      42,500      228.98      193.27      42,265     33,383
                6%                228.98      248.47     50,000      42,500      228.98      203.62      46,069     37,519
                8%                228.98      248.47     50,000      42,500      228.98      212.65      50,108     41,803
               10%                228.98      248.47     50,000      42,500      246.35      191.81      54,055     42,500
               12%                228.98      248.47     50,000      42,500      262.61      170.89      58,198     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98        0.00   $ 21,726         $ 0    $ 228.98        0.00     $ 8,275        $ 0
                4%                228.98       99.00     32,143      17,870      228.98        0.00      17,460          0
                6%                228.98      154.84     40,498      31,093      228.98       74.08      27,657     17,376
                8%                236.22      183.14     50,351      42,500      267.55      130.23      48,732     42,500
               10%                291.75      138.73     59,441      42,500      459.19       74.40      67,427     42,500
               12%                340.24      109.31     70,699      42,500      713.90       45.82      99,672     42,500
      ---------------------------------------------------------------------------------------------------------------------

WHAT HAPPENS WHEN THE ANNUITANT DIES?

As of the Inheritance  Date, if an Inheritance  Period exists and was never zero at any time between the death of the last surviving
Annuitant and the Inheritance  Date, we will make Annuity  Payments to the Beneficiary for the remainder of the Inheritance  Period.
As an  alternative,  a lump sum can be paid to the  Beneficiary.  There is no guarantee  that there will be any  Inheritance  Period after the date of death,  which means there may be no amount due for the  Beneficiary.  If there is no Inheritance  Period as of the
Inheritance Date, the Annuity terminates.

For  Payment  Options 1, 2 and 3 if the  Annuitant  dies before the Annuity  Date,  the Annuity  will end and the Cash Value will be payable as settlement to the Beneficiary(s) after we have received all of our requirements to make settlement.

If the Annuity is used in connection with a tax qualified  retirement plan or qualified contract  (including  individual  retirement annuities),  the beneficiary may only be entitled to a lump sum distribution after the death of the last surviving  Annuitant or the period over which Annuity Payments can be paid may be shortened.

WHEN DO ANNUITY PAYMENTS FOR A BENEFICIARY START?

If annuity  payments are to be paid to a Beneficiary,  annuity  payments will begin as of the next Annuity Payment Date, or the Cash
Value  can then be paid.  No  amounts  are  payable  to a  Beneficiary  until the death of the last  surviving  Annuitant.  Evidence satisfactory to us of the death of all Annuitants must be provided before any amount becomes payable to a Beneficiary.

INDEPENDENT AUDITORS

PricewaterhouseCoopers  LLP, 100 Pearl  Street,  Hartford,  Connecticut  06103,  independent  auditors,  have audited the  financial statements of American Skandia Life Assurance  Corporation and American Skandia Life Assurance  Corporation  Variable Account B with respect to the year ended December 31, 2003.  Ernst  &  Young LLP, Goodwin Square,  225 Asylum Street,  Hartford,  Connecticut  06103,
independent  auditors,  have audited the financial  statements of American  Skandia Life Assurance  Corporation and American Skandia
Life  Assurance  Corporation  Variable  Account B with  respect to the years ended  December  31,  2002,  2001,  2000 and 1999.  The consolidated  financial  statements of American  Skandia Life  Assurance  Corporation at December 31, 2003 and 2002, and for each of the three years in the period  ended  December 31,  2003,  are included in the  Prospectus.  The  financial  statements  of American
Skandia Life Assurance  Corporation  Variable  Account B at December 31, 2003 and for the years ended December 31, 2003 and 2002 are included in this Statement of Additional  Information.  The financial  statements  included  herein and in the Prospectus  have been audited  by  PricewaterhouseCoopers  LLP and Ernst  &  Young  LLP,  independent  auditors,  as set forth in their  respective  reports thereon  appearing  elsewhere herein and in the Prospectus,  and are included in reliance upon such reports given upon the authority of each firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel  for  American  Skandia  Life  Assurance  Corporation  has passed on the legal  matters  with  respect  to Federal  laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation Variable Account B

The statements which follow in Appendix A are those of American Skandia Life Assurance  Corporation  Variable Account B Sub-accounts as of December  31, 2003 and for the years ended  December  31,  2003 and 2002.  There are other  Sub-accounts  included in Variable
Account B that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any statement in a document  incorporated  by reference  into this Statement of Additional
Information  is modified or superseded  by a statement in this  Statement of Additional  Information  or in a later-filed  document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you  without  charge a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including  any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We do so upon receipt of your  written or oral  request.  Please  address your request to American  Skandia - Variable  Annuities,  P.O. Box 7040,
Bridgeport,  Connecticut  06601-7040.  Our phone number is  1-800-766-4530.  You may also forward such a request  electronically  to our Customer Service Department at service@prudential.com.

                         APPENDIX A - FINANCIAL STATEMENTS FOR AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                                         VARIABLE ACCOUNT B

                                                   (to be provided by amendment)

ASAP III

                                                               PART C

                                                         OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A  &  B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy of the resolution of the board of directors of Depositor  authorizing the establishment of the Registrant for
                  Separate  Account B filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No. 33-87010,
                  filed March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form of revised Principal  Underwriting Agreement between American Skandia Life Assurance Corporation and
                           American Skandia Marketing,  Incorporated,  formerly known as Skandia Life Equity Sales Corporation filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No.  33-87010,  filed March 2,
                           1998.

                  (b)      Form of Revised Dealer  Agreement  filed via EDGAR with  Post-Effective  Amendment No. 7 to  Registration
                           Statement No. 33-87010, filed April 24, 1998.

         (4)      (a)      Copy of the Form of  Annuity  filed via EDGAR with  Pre-Effective  Amendment  No. 1 to this  Registration
                           Statement No. 333-96577, filed October 4, 2002.

(b)      Copy of Highest  Period  Value  Death  Benefit  Endorsement  filed via EDGAR  with  Pre-Effective  Amendment  No. 1 to this
                           Registration Statement No. 333-96577, filed October 4, 2002.

                  (c)      Copy of Percentage of Growth Death Benefit  Endorsement filed via EDGAR with Pre-Effective  Amendment No.
                           1 to this Registration Statement No. 333-96577, filed October 4, 2002.

                  (d)      Copy of Minimum  Account Value  Endorsement  filed via EDGAR with  Pre-Effective  Amendment No. 1 to this
                           Registration Statement No. 333-96577, filed October 4, 2002.

                  (e)      Copy of Continuous  Guaranteed Return Option filed via EDGAR with Post-Effective  Amendment No. 2 to this
                           Registration Statement No. 333-96577, filed August 6, 2003.

                  (f)      Copy of Guaranteed  Minimum  Income Benefit filed via EDGAR with  Post-Effective  Amendment No. 2 to this
                           Registration Statement No. 333-96577, filed August 6, 2003.

                  (g)      Copy of Guaranteed  Minimum  Withdrawal  Benefit filed via EDGAR with  Post-Effective  Amendment No. 2 to this Registration Statement No. 333-96577, filed August 6, 2003.

(h)      Rider for Combination 5% Roll-up and Highest Anniversary Value Death Benefit
                                                                                                           TO BE FILED BY AMENDMENT

         (5)      A copy of the  application  form used with the  Annuity  filed via EDGAR with  Post-Effective  Amendment  No. 6 to
                  Registration Statement No. 33-87010, filed March 2, 1998.

         (6)      (a)      Copy of the certificate of incorporation of American Skandia Life Assurance  Corporation  filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

                  (b)      Copy of the By-Laws of American Skandia Life Assurance  Corporation  filed via EDGAR with  Post-Effective
                           Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (7)      Annuity Reinsurance Agreements between Depositor and:                          Not applicable

         (8)      Agreements between Depositor and:

                  (a)      American Skandia Trust filed via EDGAR with Post-Effective  Amendment No. 4 to Registration Statement No.
                           33-87010,  filed February 25, 1997 (At such time, what later became  American  Skandia Trust was known as the Henderson Global Asset Trust).

                  (b)      First Defined  Portfolio  Fund LLC filed via EDGAR with  Post-Effective  Amendment No. 7 to  Registration
                           Statement No. 33-86866, filed April 26, 2000.

(c)      Evergreen  Variable Annuity Trust filed via EDGAR with  Post-Effective  Amendment No. 9 to this Registration  Statement No.
                           33-87010, filed April 26, 2000.

(d)      INVESCO  Variable  Investment  Funds,  Inc.  filed via  EDGAR  with  Post-Effective  Amendment  No. 9 to this  Registration
                           Statement No. 33-87010, filed April 26, 2000.

(e)      ProFunds VP filed via EDGAR with Post-Effective  Amendment No. 9 to this Registration  Statement No. 33-87010,  filed April
                           26, 2000.

(f)      Wells Fargo Variable Trust filed via EDGAR with Initial  Registration to this Registration  Statement No. 333-49478,  filed
                           November 7, 2000.

(g)      Prudential Series Fund, Inc. filed via EDGAR with Post-Effective  Amendment No. 15 to Registration  Statement No. 33-87010,
                           filed April 26, 2001.

(h)      Gartmore Global Asset Management Trust filed via EDGAR with Post-Effective  Amendment No. 2 to this Registration  Statement
                           No. 333-96577, filed August 6, 2003.

         (9)      Opinion and Consent of Counsel                                                          TO BE FILED BY AMENDMENT

         (10)     Consent of Ernst  &  Young LLP                                                            TO BE FILED BY AMENDMENT

         (11)     Not applicable.

         (12)     Not applicable.

         (13)     Calculation of Performance  Information  for  Advertisement  of  Performance  filed via EDGAR with  Post-Effective
                  Amendment No. 2 to this Registration Statement No. 333-96577, filed August 6, 2003.

(14)     Financial Data Schedule

         (99.1)   Powers of Attorney for Andrew J. Mako,  Director and Zafar Rashid,  Executive Vice  President and Chief  Financial
                  Officer                                                                                           FILED HEREWITH

Item 25.  Directors and Officers of the Depositor:

Effective May 1, 2003 Prudential  Financial,  Inc., a New Jersey corporation,  purchased Skandia U.S. Inc., a Delaware  corporation, and its  subsidiaries,  one of which is American Skandia Life Assurance  Corporation  ("American  Skandia"),  from Skandia Insurance
Company Ltd.  Skandia U.S. Inc. is the sole shareholder of ASI, which is the parent company of American Skandia.

As of the date this Post-Effective Amendment was filed, the Directors and Officers of the Depositor are:

Name and Principal Business Address                                    Position and Offices with Depositor

Robert Arena                                                           Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

James J. Avery, Jr.                                                    Director
213 Washington Street
Newark, New Jersey  07102-2992

Vivian L. Banta                                                        Director
213 Washington Street
Newark, New Jersey  07102-2992

Michael Bohm                                                           Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Nicholas J. Campanella                                                 Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Richard J. Carbone                                                     Director
213 Washington Street
Newark, New Jersey  07102-2992

Susan G. Carosi                                                        Vice President
2101 Welsh Road
Dresher, Pennsylvania 19025-5001

C. Edward Chaplin                                                      Treasurer
213 Washington Street
Newark, New Jersey  07102-2992

Timothy S. Cronin                                                     Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

John Doscher                                                           Vice President, Chief Compliance Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Anne Fifick                                                            Vice President, Asset Liability  &  Risk Management
2 Gateway Center
Newark, New Jersey, 07102-5005

Sandra Fox                                                             Vice President
3 Gateway Center
Newark; NJ; 07102-4061

Kevin Frawley                                                          Vice President, Regulation 60 Officer
213 Washington Street
Newark, New Jersey  07102-2992

Helen M. Galt                                                          Director
213 Washington Street
Newark, New Jersey  07102-2992

Craig Gardner                                                          Vice President, Senior Investment Risk Officer
2 Gateway Center
Newark, New Jersey, 07102-5005

Helene Gurian                                                          Vice President
751 Broad Street
Newark; New Jersey 07102-3714

Timothy Harris                                                         Senior Vice President, Chief Legal Officer and Secretary
213 Washington Street
Newark, New Jersey  07102-2992

Joanne Heintz                                                          Senior Vice President, Chief Investment Officer
2 Gateway Center
Newark, New Jersey, 07102-5005

Jacob Herschler                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Ronald P. Joelson                                             Director and Senior Vice President, Asset Liability  &
213 Washington Street                                                  Risk Management
Newark, New Jersey  07102-2992

Daniel O. Kane                                                         Senior Vice President, Chief Actuary
213 Washington Street
Newark, New Jersey  07102-2992

Marc S. Levine                                                         Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Andrew J. Mako                                                         Director
213 Washington Street
Newark, New Jersey  07102-2992

Lesley B. Mann                                                         Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

William J. Marsh                                                       Executive Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David R. Odenath, Jr.                                                  Chief Executive Officer, President and Director
213 Washington Street
Newark, New Jersey  07102-2992

Robert O'Donnell                                                       Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484

Philip A. Pescatore                                                    Vice President
3 Gateway Center
Newark; NJ; 07102-4061

Zafar Rashid                                                           Executive Vice President  &  Chief Financial Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Yvonne Rocco                                                           Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Hayward L. Sawyer                                                      Executive Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut 06484-0883

Shirley Shao                                                           Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Item 26.  Persons  Controlled  by or Under Common  Control with the  Depositor or  Registrant:  The  Depositor  does not directly or indirectly control any person.  The following persons are under common control with the Depositor by American Skandia, Inc.:

(1)      American Skandia Life Assurance Corporation Variable Account B ("Variable Account B"):  Variable Account B was
                  established under the laws of the State of Connecticut and is registered with the U.S. Securities and Exchange
                  Commission under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company.  Assets in Variable Account B may support obligations created in relation to the annuity contracts described in the Prospectus of this Registration Statement or other annuity contracts we offer.

(2)      American Skandia Life Assurance Corporation ("ASLAC"):  The organization is a stock life insurance company domiciled in
                  Connecticut with licenses in all 50 states and the District of Columbia.  ASLAC is a wholly-owned subsidiary of
                  American Skandia, Inc.

(3)      American Skandia Information Services and Technology Corporation ("ASIST"):  The organization is a general business corporation organized in the State of Delaware and is an affiliate of ASLAC.  Its primary purpose is to provide various types of business services to American Skandia, Inc. and all of its subsidiaries including computer systems acquisition, development and maintenance, human resources acquisition, development and management, accounting and financial reporting services and general office services.

(4)      American Skandia Marketing, Incorporated ("ASM"):  The organization is a general business corporation organized in the
                  State of Delaware and is an affiliate of ASLAC.  It was formed primarily for the purpose of acting as a broker-dealer in securities.  It acts as the principal "underwriter" of annuity contracts deemed to be securities, as required by the Securities and Exchange Commission, which annuity contracts are to be issued by
                  American Skandia Life Assurance Corporation.  It provides securities law supervisory services in relation to the marketing of those products of American Skandia Life Assurance Corporation registered as securities.  It also may provide such services in relation to marketing of certain retail mutual funds.  It also has the power to carry on a general financial, securities, distribution, advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation.

(5)      American Skandia Investment Services, Incorporated ("ASISI"):  The organization is a general business corporation organized in the State of Connecticut and is an affiliate of ASLAC.  The organization is authorized to provide investment service and investment management advice in connection with the purchasing, selling, holding or exchanging of securities or other assets to insurance companies, insurance-related companies, mutual funds or business trusts.  Its primary role is expected to be as investment manager for certain mutual funds to be made available primarily through the variable insurance products of American Skandia Life Assurance Corporation, as well as a family of retail mutual funds, American Skandia Advisor Funds, Inc.

(6)      American Skandia Advisory Services, Incorporated ("ASASI"):  The organization is a general business corporation organized in the State of Delaware and is an affiliate of ASLAC.  ASASI's principal business is designing Asset Allocation
                  Program products, engaging strategists to develop Asset Allocation Models and selecting American Skandia Advisor
                  Funds, Inc. portfolios or other mutual funds unaffiliated with American Skandia Life Assurance Corporation to be recommended to investors through financial professionals.  ASASI may provide services to affiliates, including, but not limited to, designing asset allocation models.

(7)      American Skandia Fund Services, Incorporated ("ASFSI"):  The organization is a general business corporation organized in the State of Delaware.  The organization is a registered transfer agent for American Skandia Advisor Funds, Inc.
                  ("ASAF") and it provides transfer agent services to ASAF.

Effective May 1, 2003,  Skandia U.S.  Inc., the sole  shareholder of ASI, which is the parent of ASLAC,  was purchased by Prudential
Financial,  Inc.  Prudential  Financial is a New Jersey insurance  holding company whose  subsidiary  companies serve individual and institutional  customers  worldwide  and include The  Prudential  Insurance  Company of America,  one of the largest life  insurance companies in the U.S.

In addition to the affiliates and/or  subsidiaries  shown above,  ASLAC holds all of the voting securities of American Skandia Trust
("AST"), a managed,  open-end  investment  company organized as a Massachusetts  business trust, other than those securities held in separate  accounts of Kemper Investors Life Insurance  Company  ("Kemper") in support of variable life insurance  policies issued by
Kemper.  The shares of this  investment  company are voted in accordance with the  instructions  of persons having  interests in the unit  investment  trust,  and ASLAC and Kemper vote the shares they hold  directly in the same manner that they vote the shares that they hold in their separate accounts.

The  subsidiaries  of  Prudential  Financial,  Inc.  are  listed  under  Item 26 of  Pre-Effective  Amendment  No. 3 to the Form N-4
Registration Statement for Pruco Life Flexible Premium Variable Annuity Account,  Registration No. 333-52754,  filed April 17, 2003, the text of which is hereby incorporated.

Item 27.  Number of Contract Owners:  As of December 31, 2003 there were (     ) owners of Annuities.

Item 28.  Indemnification:  Under Section 33-320a of the Connecticut  General  Statutes,  the Depositor must indemnify a director or officer against judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including  attorneys' fees, for actions  brought or  threatened  to be brought  against  him in his  capacity as a director or officer  when  certain  disinterested parties  determine  that he  acted  in good  faith  and in a manner  he  reasonably  believed  to be in the  best  interests  of the
Depositor.  In any criminal  action or proceeding,  it also must be determined that the director or officer had no reason to believe his conduct was  unlawful.  The director or officer must also be  indemnified  when he is successful on the merits in the defense of a proceeding or in  circumstances  where a court  determines that he is fairly and reasonable  entitled to be  indemnified,  and the court approves the amount.  In shareholder  derivative  suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and  reasonably  entitled to be indemnified  and must approve the amount.  In a claim based upon the  director's or officer's  purchase or sale of the  Registrants'  securities,  the director or officer may obtain  indemnification  only if a court determines that, in view of all the circumstances,  he is fairly and reasonably entitled to be indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia Life Assurance
Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM can also be indemnified  pursuant to indemnity  agreements between each director and officer and American  Skandia,  Inc., a  corporation  organized  under the laws of the state of Delaware.  The  provisions  of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The  directors  and officers of ASLAC and ASM are covered under a directors and officers  liability  insurance  policy.  Such policy will  reimburse  ASLAC or ASM, as  applicable,  for any payments that it shall make to directors  and officers  pursuant to law and, subject to certain exclusions  contained in the policy,  will pay any other costs,  charges and expenses,  settlements and judgments arising  from any  proceeding  involving  any  director  or officer of ASLAC or ASM,  as  applicable,  in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as indemnification  for liabilities  arising under the Securities Act of 1933 (the
"Act") may be permitted to directors,  officers and  controlling  persons of Registrant  pursuant to the  foregoing  provisions,  or otherwise,  Registrant  has been advised that in the opinion of the  Securities  and Exchange  Commission  such  indemnification  is against  public  policy as expressed in the Act and,  therefore,  is  unenforceable.  In the event that a claim for  indemnification against such liabilities  (other than the payment by Registrant of expenses  incurred or paid by a director,  officer or controlling person of  Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted  by such  director,  officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling precedent,  Registrant will submit to a court of appropriate  jurisdiction the question whether such indemnification  by it is against  public  policy as  expressed  in the Act and will be governed by the final  adjudication  of such issue.

Item 29.  Principal Underwriters:

(a)      American Skandia  Marketing,  Inc.  ("ASM"),  a subsidiary of American  Skandia,  Inc., serves as distributor and principal underwriter for flexible premium deferred annuities,  single premium deferred  annuities,  modified single premium variable life insurance  policies and flexible  premium  variable life insurance  policies issued by American Skandia Life Assurance
         Corporation.  ASM also serves as distributor  and principal  underwriter  for American  Skandia Trust and American  Skandia
         Advisor Funds, Inc.

(b)      Directors and officers of ASM

Effective May 1, 2003 Prudential  Financial,  Inc., a New Jersey corporation,  purchased Skandia U.S. Inc., a Delaware  corporation, and its  subsidiaries,  one of which is American  Skandia  Marketing,  Incorporated  ("ASM"),  from Skandia  Insurance  Company Ltd.
Skandia U.S. Inc. is the sole shareholder of ASI, which is the parent company of ASM.

As of the date this Post-Effective Amendment was filed, the Directors and Officers of ASM are:

Name and Principal Business Address                                   Position and Offices with Underwriter

Christopher Allegro                                                    Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Nicholas Campanella                                                    Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

C. Edward Chaplin                                                      Treasurer
213 Washington Street
Newark, New Jersey  07102-2992

Timothy S. Cronin                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy Harris                                                         Chief Legal Officer and Corporate Secretary
213 Washington Street
Newark, New Jersey  07102-2992

Jacob Herschler                                                        Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Marc Levine                                                            Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Steve Long                                                             Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lesley Mann                                                            Chief Operations Officer
213 Washington Street
Newark, New Jersey  07102-2992

William Marsh                                                          Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David R. Odenath, Jr.                                                  President and Chief Executive Officer
213 Washington Street
Newark, New Jersey  07102-2992

Anthony Piszel                                                         Controller
213 Washington Street
Newark, New Jersey  07102-2992

David A. Pugliese                                                     Chief Compliance Officer
One Corporate Drive, P.O. Box 883
Sheltorn, Connecticut  06484-0883

Polly Rae                                                              Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Yvonne Rocco                                                           Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Maryanne Ryan                                                          Anti-Money Laundering Officer
213 Washington Street
Newark, New Jersey  07102-2992

Hayward L. Sawyer                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Richard Singmaster                                                     Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut 06484-0883

Eugene Stark                                                           Chief Financial Officer
213 Washington Street
Newark, New Jersey  07102-2992

Item 30.  Location of Accounts  and  Records:  Accounts  and records are  maintained  by ASLAC at its  principal  office in Shelton,
Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)      Registrant  hereby  undertakes  to file a  post-effective  amendment to this  Registration  Statement as  frequently  as is necessary to ensure that the audited  financial  statements in the Registration  Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b)      Registrant  hereby  undertakes to include either (1) as part of any  enrollment  form or application to purchase a contract offered by the  prospectus,  a space that an applicant or enrollee can check to request a Statement of  Additional  Information,  or
(2) a post card or similar  written  communication  affixed to or included in the  prospectus  that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant hereby undertakes to deliver any Statement of Additional  Information and any financial  statements  required to be made available under this form promptly upon written or oral request.

(d)      American Skandia Life Assurance  Corporation  ("Depositor") hereby represents that the aggregate fees and charges under the annuity contracts are reasonable in relation to the services rendered,  the expenses expected to be incurred,  and the risks assumed by the  Depositor.  Depositor  bases its  representation  on its  assessment of all of the facts and  circumstances,  including such relevant  factors as: the nature and extent of such  services,  expenses and risks;  the need for  Depositor  to earn a profit;  the degree to which the contracts include innovative  features;  and the regulatory  standards for exemptive relief under the Investment
Company  Act of 1940 used prior to October  1996,  including  the range of industry  practice.  This  representation  applies to all
Contracts sold pursuant to this Registration  Statement,  including those sold on the terms specifically described in the prospectus contained  herein,  or any variations  therein,  based on supplements,  endorsements,  or riders to any Contracts or prospectus,  or otherwise.

(e)      With respect to the  restrictions  on withdrawals for Texas Optional  Retirement  Programs and Section 403(b) plans, we are relying  upon:  1) a no-action  letter dated  November 28, 1988 from the staff of the  Securities  and  Exchange  Commission  to the
American  Council of Life Insurance with respect to annuities  issued under Section  403(b) of the code, the  requirements  of which have been  complied  with by us; and 2) Rule 6c-7 under the 1940 Act with  respect to  annuities  made  available  through the Texas
Optional Retirement Program, the requirements of which have been complied with by us.

                                                             SIGNATURES

         As required by the  Securities  Act of 1933 and the  Investment  Company Act of 1940,  the  Registrant has duly caused this registration  statement to be signed on its behalf,  in the Town of Shelton and State of Connecticut,  on this 17th day of February,
2004.

By:  /s/ Timothy P. Harris                                                Attest:  /s/ Kathleen A. Chapman
        Timothy P. Harris, Corporate Secretary                                         Kathleen A. Chapman

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                             Depositor

By:  /s/ Timothy P. Harris                                                Attest:  /s/ Kathleen A. Chapman
        Timothy P. Harris, Corporate Secretary                                         Kathleen A. Chapman

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following  persons in the capacities and on the date indicated.

          David R. Odenath*        Chief Executive Officer and President                 February 17, 2004
          David R. Odenath

                                   (Principal Financial Officer and Principal Accounting Officer)

           Zafar Rashid **             Executive Vice President and                      February 17, 2004
            Zafar Rashid                  Chief Financial Officer

                                                        (Board of Directors)

      James Avery*                            Vivian Banta*                              Richard Carbone*
      James AveryVivian Banta                 Richard Carbone

      Helen Galt*                             Ronald Joelson*                            David R. Odenath*
      Helen Galt                              Ronald Joelson                            David R. Odenath

                                                             Andrew J. Mako**
                                                              Andrew J. Mako

                                    *By:  /s/Timothy P. Harris
                                             Timothy P. Harris

         *Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577
        ** Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 4 to Registration Statement No. 333-96577

                                                              EXHIBITS

As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable.  The exhibits included are as follows:

99.1          Powers of Attorney: Mako and Rashid                      FILED HEREWITH